REGISTRATION NO. 33-47949
                                                      REGISTRATION NO. 811-01705
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

Pre-Effective Amendment No.                                   [ ]

Post-Effective Amendment No. 30                               [X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF    [X]
1940

Amendment No. 237                                             [X]

                        (Check appropriate box or boxes)

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                               SEPARATE ACCOUNT A
                                       OF
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                               ------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               ------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)

                               ------------------

                  Please send copies of all communications to:

                          CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                           901 New York Avenue, N.W.
                             Washington, D.C. 20001

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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]     On May 2, 2011 pursuant to paragraph (b) of Rule 485.

[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]     On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

        Units of interest in Separate Account under variable annuity contracts.

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MOMENTUM(SM)

Retirement Planning from AXA Equitable


PROSPECTUS DATED MAY 1, 2011


Please read and keep this prospectus for future reference. It contains important information that you should know before participating in or allocating amounts under the contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.


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WHAT IS MOMENTUM(SM)?

MOMENTUM(SM) is a group deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM(SM) employer-sponsored retirement program includes 401(a) and 401(k) plans, which are described in this prospectus. The MOMENTUM(SM) program consists of a defined contribution IRS pre-approved plan and trust ("Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan and trust.


This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.


The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest option ("investment options"). The contract investment options that the contract owner has chosen correspond to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.


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VARIABLE INVESTMENT OPTIONS
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FIXED INCOME
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o AXA Conservative Allocation(1)         o EQ/Money Market
o AXA Conservative-Plus Allocation(1)    o EQ/PIMCO Ultra Short Bond
o EQ/Core Bond Index                     o EQ/Quality Bond PLUS
o EQ/Global Bond PLUS                    o Multimanager Core Bond
o EQ/Intermediate Government Bond        o Multimanager Multi-Sector Bond
  Index
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DOMESTIC STOCKS
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o AXA Aggressive Allocation(1)           o EQ/Lord Abbett Large Cap Core
o AXA Moderate-Plus Allocation(1)        o EQ/Mid Cap Index
o EQ/AllianceBernstein Small Cap         o EQ/Mid Cap Value PLUS
  Growth                                 o EQ/Montag & Caldwell Growth
o EQ/AXA Franklin Small Cap Value Core   o EQ/Morgan Stanley Mid Cap Growth
o EQ/BlackRock Basic Value Equity        o EQ/Small Company Index
o EQ/Boston Advisors Equity Income       o EQ/T. Rowe Price Growth Stock
o EQ/Calvert Socially Responsible        o EQ/UBS Growth and Income
o EQ/Capital Guardian Growth (2)         o EQ/Van Kampen Comstock
o EQ/Capital Guardian Research           o EQ/Wells Fargo Omega Growth(3)
o EQ/Common Stock Index                  o Multimanager Aggressive Equity
o EQ/Davis New York Venture              o Multimanager Large Cap Core Equity
o EQ/Equity 500 Index                    o Multimanager Large Cap Value
o EQ/Equity Growth PLUS                  o Multimanager Mid Cap Growth
o EQ/GAMCO Mergers and Acquisitions      o Multimanager Mid Cap Value
o EQ/GAMCO Small Company Value           o Multimanager Small Cap Growth
o EQ/JPMorgan Value Opportunities        o Multimanager Small Cap Value
o EQ/Large Cap Core PLUS                 o Multimanager Technology
o EQ/Large Cap Growth Index              o Target 2015 Allocation
o EQ/Large Cap Growth PLUS               o Target 2025 Allocation
o EQ/Large Cap Value Index               o Target 2035 Allocation
o EQ/Large Cap Value PLUS                o Target 2045 Allocation
o EQ/Lord Abbett Growth and Income (2)
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                             INTERNATIONAL STOCKS
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o EQ/Global Multi-Sector Equity          o EQ/International Value PLUS
o EQ/International Core PLUS             o EQ/MFS International Growth (3)
o EQ/International Equity Index(3)       o Multimanager International Equity
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BALANCED/HYBRID
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o AXA Moderate Allocation(1)
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(1)  The AXA Allocation portfolios.

(2) Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this prospectus regarding the proposed merger of this variable investment option on or about May 20, 2011.

(3) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this prospectus for the variable investment option's former name.

As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2011, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office at AXA Equitable, Defined Contribution Services, P.O. Box 8095, Boston, MA 02266-8095 or calling (800) 528-0204. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                          e13414
                                                                MOMENTUM (IF/NB)

                          Contents of this Prospectus


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Index of key words and phrases                                                4

Who is AXA Equitable?                                                         5
How to reach us                                                               6
MOMENTUM(SM) contract at a glance -- key features                             8

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FEE TABLE                                                                    10
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Examples                                                                     11
Condensed financial information                                              11

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1. CONTRACT FEATURES AND BENEFITS                                            12
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How contributions can be made                                                12
Save 1-2-3                                                                   12
What are your investment options under the contract?                         13
Portfolios of the Trusts                                                     14
Selecting investment options (employers and plan trustees only)              20
Allocating your contributions                                                20

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2. DETERMINING YOUR CONTRACT'S VALUE                                         21
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Your retirement account value                                                21
Your contract's value in the variable investment options                     21
Your contract's value in the guaranteed interest option                      21

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3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                          22
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Transferring your retirement account value                                   22
Disruptive transfer activity                                                 22
Automatic asset rebalancing for participant retirement account values        23

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When we use the words "we,""our" and "us" we mean AXA Equitable.
Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable, or the individual who participates in an employer's plan funded by the MOMENTUM(SM) contract. This individual is also referred to as the "participant."

2  CONTENTS OF THIS PROSPECTUS

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4. ACCESSING YOUR MONEY                                                      25
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Withdrawals and termination                                                  25
Installment payments (Systematic withdrawals)                                25
Forfeitures                                                                  25
Plan loans                                                                   25
When to expect payments                                                      26
Your annuity payout options                                                  26
Minimum distributions (Automatic minimum withdrawal option)
-- over age 70-1/2                                                           27

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5. THE MOMENTUM(SM) PROGRAM                                                  28
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Plan and Trust                                                               28
Pooled Trust                                                                 28
Governmental Trust                                                           28
Trustee                                                                      28
Employer's responsibilities                                                  28
Adopting the MOMENTUM(SM) program                                            29

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6. PLAN RECORDKEEPING SERVICES                                               30
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Basic recordkeeping option                                                   30
Full-service recordkeeping option                                            30

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7. CHARGES AND EXPENSES                                                      31
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Charges that AXA Equitable deducts                                           31
Charges under the contract                                                   31
Charges that the Trusts deduct                                               33
Charge reductions under special circumstances                                33

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8. PAYMENT OF DEATH BENEFIT                                                  34
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Death benefit amount                                                         34
Distribution of the death benefit                                            34
Beneficiary's payment options                                                34

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9. TAX INFORMATION                                                           35
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Overview                                                                     35
Buying a contract to fund a retirement arrangement                           35

Tax aspects of contributions to a plan                                       35

Tax aspects of distributions from a plan                                     36
Certain rules applicable to plan loans                                       39
Impact of taxes to AXA Equitable                                             39
Certain rules applicable to plans designed to comply with Section 404(c) of
   ERISA                                                                     39

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10. MORE INFORMATION                                                         41
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About Separate Account A                                                     41
About the Trusts                                                             41
About the general account                                                    41
Dates and prices at which contract events occur                              42
About your voting rights                                                     42
About legal proceedings                                                      43
Financial statements                                                         43
Distribution of the contracts                                                43

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APPENDICES
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     I --   Original certificates                                           I-1
    II --   Condensed financial information                                II-1

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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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                                                  CONTENTS OF THIS PROSPECTUS  3

INDEX OF KEY WORDS AND PHRASES

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This index should help you locate more information on the terms used in this prospectus.

                                                                          PAGE

active loan                                                                 32
annuitant                                                                   27
annuity payout option                                                       26
beneficiary                                                                 34
business day                                                                42
contract values                                                             21
contributions                                                               12
default option                                                              25
disruptive transfer activity                                                22
DOL                                                                         28
elective deferrals                                                          36
Employer Plan Administration Center                                          6
ERISA                                                                   28, 39
Governmental Trust                                                          28
guaranteed interest option                                          cover , 20
investment options                                                   cover, 13
IRA                                                                         37
IRS                                                                         35
market timing                                                               22
participant                                                              cover
participation date                                                           9
participation year                                                           9
Plan and Trust                                                              28
Pooled Trust                                                                28
portfolio                                                                cover
processing office                                                            6
retirement account value                                                    21
SAI                                                                      cover
takeover loans                                                              25
TOPS                                                                         6
Trusts                                                                   cover
unit                                                                        21
unit investment trust                                                       41
variable investment options                                         cover , 13


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's financial professional can provide further explanation about your contract.

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        PROSPECTUS                     CONTRACT OR SUPPLEMENTAL MATERIALS
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        variable investment options   Investment Funds or Investment Divisions
        unit                          Accumulation Unit
        unit value                    Accumulation Unit Value
        guaranteed interest option    Guaranteed Interest Account
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We also have contracts that we refer to as "original contracts/certificates." These certificates are no longer available for new purchasers. Any information about original certificates which is different from the current contracts we offer can be found in Appendix I at the end of this prospectus, which will be referenced throughout this prospectus when it applies.


4 INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?


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We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                        WHO IS AXA EQUITABLE?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

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FOR ALL COMMUNICATIONS SENT BY REGULAR MAIL:
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AXA Equitable
Defined Contribution Services
P.O. Box 8095
Boston, MA 02266-8095

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FOR ALL COMMUNICATIONS SENT BY EXPRESS DELIVERY:
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AXA Equitable
Defined Contribution Services
30 Dan Road
Canton, MA 02021

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REPORTS WE PROVIDE:
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o   written confirmation of financial transactions; and

o quarterly statement of retirement account values as of the close of each plan year quarter.

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TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS"), INTER-
NET ACCESS
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TOPS is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect TOPS and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. A personal identification number ("PIN") will automatically be assigned upon participant enrollment in your plan. Our TOPS system has been enhanced with voice recognition technology to accept spoken prompts.

Our participant service site is designed to provide information through the Internet on:

o current contract values used to determine values for participant retirement account values;

o   current allocation percentages;

o the number of units in the variable investment options attributable to participant retirement account values; and

o   the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

o request changes to allocation percentages and/or transfers among investment options;

o   elect to receive confirmations and quarterly statements electronically; and

o   request changes of the Internet password (not available through TOPS).

Employer Plan Administration Center, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant's accounts. You can obtain information on:

o   current contract value;

o current participant allocation percentages, loan information, account values, and investment options;

o   the total number of units in the variable investment options; and

o   the daily unit values for the contract variable investment options.

The following features are also available online (please see Employer Plan Administration Center at www.axa-equitable.com for more detailed information):

o   Forms download;

o   Contribution upload/download;

o   Address changes;

o   Disclosure brochure;

o   Administration manual;

o   Enrollment; and

o   Performance information.

TOPS and Internet access are normally available seven days a week, 24 hours a day. However, on a day that AXA Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be effective as of the close of business on the next business day following the request.

To use TOPS call toll-free, (800) 821-7777. To use our Internet access, or to use the Employer Plan Administration Center, visit our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of instructions communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following the telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/ withdrawal service we provide upon 90 days' written notice.

We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

6  WHO IS AXA EQUITABLE?

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CUSTOMER SERVICE REPRESENTATIVE:
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You may also use our toll-free number (800) 528-0204 to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday 8:30 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time.

You may obtain daily unit values for the variable investment options and other information regarding MOMENTUM(SM) and your account.

Hearing or speech-impaired clients may obtain information regarding MOMENTUM(SM) contracts by dialing, toll-free, the AT&T national relay number (800) 855-2880. This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN TRUSTEE:

(1)  address changes (can be done online at our website as well);

(2) change of investments and allocations (can be done online at our website or via TOPS as well);

(3) transfers among investment options (can be done online at our website or via TOPS as well);

(4)  asset (retirement account value) rebalancing;

(5)  loan application;

(6)  all partial and full withdrawal requests.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  Asset (retirement account value) rebalancing;

(2)  The date annuity payments are to begin; and

(3)  Systematic Withdrawal Option.


SIGNATURES:

The proper person to sign forms, notices and requests is normally the participant and the authorized individual or employer or plan trustee.


                                                        WHO IS AXA EQUITABLE?  7

MOMENTUM(SM) contract at a glance -- key features



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PROFESSIONAL INVESTMENT      MOMENTUM(SM) variable investment options invest in different portfolios
MANAGEMENT                   sub-advised by professional investment
                             advisers.
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GUARANTEED INTEREST OPTION   o   Principal and interest guarantees
                             o   Interest rates set periodically
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TAX ADVANTAGES               o   On earnings inside the No tax until you make withdrawals under the Plan contract
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                             o   On transfers inside the No tax on transfers among investment options contract
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                             Because you are purchasing or contributing to an annuity contract to fund an employer retirement plan quali- fied under Section 401 of the Internal Revenue Code ("Code"), you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus for your specific type of retirement arrangement.)
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ACCESS TO YOUR MONEY         o   Partial withdrawals
                             o   Automatic minimum withdrawal option (required minimum distributions)
                             o   Plan loans
                             o   Full withdrawal
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                             You may incur a withdrawal charge for certain withdrawals. You may also incur income tax and a penalty tax.
                             -------------------------------------------------------------------------------------------------------
                             Depending on the terms of the employer's plan, not all features are available and access to amounts attribut-
                             able to participant plan account values may be limited.
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PAYOUT OPTIONS               o   Fixed annuity payout options
                             o   Variable Immediate Annuity payout options (as described in a separate prospectus for that option)
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ADDITIONAL FEATURES          o   Automatic transfer options
                             o   Asset (Retirement account value) rebalancing
                             o   No charge on transfers among investment options
                             o   Waiver of withdrawal charge under certain circumstances
                             o   Minimum death benefit
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SERVICES WE PROVIDE          o   Two plan recordkeeping options
                             o   Educational materials and seminars to assist retirement planning needs of plan participants
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8 MOMENTUM(SM) CONTRACT AT A GLANCE -- KEY FEATURES

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FEES AND CHARGES             o   We deduct a daily charge at a maximum effective annual rate of 1.49% for the EQ/ Common Stock
                                 Index and EQ/Money Market options, and 1.34% of the assets invested in all other variable investment options. Also, for the Multimanager Aggressive Equity, AXA Moderate Allocation,
                                 EQ/Common Stock Index, and EQ/Money Market options, the combined option and portfolio expenses may not exceed an annual rate of 1.75%.

                              o   Administrative charge:
                                    Generally $30 annually per participant.

                              o   Plan loan charges:
                                    $25 set-up fee deducted on a per plan participant basis;
                                    $6 quarterly recordkeeping fee while a loan is active deducted on a per plan participant basis.

                              o   Plan recordkeeping services (billed to employer):
                                    $300 annually for basic recordkeeping option;
                                    Additional fees for full-service recordkeeping option.

                              o   Withdrawal charge:
                                    6% of withdrawals that exceed the free withdrawal amount or the amount withdrawn attributable to contributions that were made by a participant in the current and five prior participation years, which- ever is less. There is no charge in any participation year in which the amount withdrawn does not exceed 10% of a participant's retirement account value plus any active loan at the time of your with- drawal request, minus prior withdrawals in that participation year. This is the free withdrawal amount. There are many circumstances under which the withdrawal charge will not apply. They are discussed under "Charges and expenses" later in this prospectus.
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                             The 12-month period beginning on a participation date and each 12-month period thereafter is a
                             "participation year." The "participation date" is the date we receive an individual's properly completed and signed enrollment form and any other required documents at our processing office or the date we receive their initial contribution, if earlier. For partici- pants in plans that converted to
                             MOMENTUM(SM) from our EQUI-VEST(R) Corporate Trusteed contract, the participation date is the same participation date as in the EQUI-VEST(R) Corporate Trusteed certificate relating to that participant.
                             If more than one EQUI-VEST(R) Corporate Trusteed certificate is in force with respect to a participant, then the participation date will be the earliest participation date.
                             -------------------------------------------------------------------------------------------------------
                              o   We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. This charge is generally deducted from the amount applied to an annuity payout option.

                              o   Annual expenses of each Trust's portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.

                              o   No sales charge deducted when contributions are made.
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THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN ALL STATES OR AT CERTAIN AGES.


For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUM(SM) contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with AXA Advisors, LLC's financial professional, or call us to discuss any questions.


OTHER CONTRACTS

We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered in the MOMENTUM(SM) contract offered by this prospectus. Upon request, AXA Advisors, LLC's financial professional can show you information regarding other AXA Equitable annuity contracts.


                             MOMENTUM(SM) CONTRACT AT A GLANCE -- KEY FEATURES 9

Fee table


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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

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CHARGES WE DEDUCT FROM YOUR RETIREMENT ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
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Sales load on purchases                                                         None
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Transfer fees                                                                   None
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Maximum withdrawal charge of the amount withdrawn or the contribu-              6.00%
tions made in the current and five prior participation years (deducted when your contract is surrendered or certain withdrawals are made).(1)
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Plan loan charges(2)                                                            $25 maximum per loan when
                                                                                loan is made + $6 per
                                                                                quarter

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

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CHARGES WE DEDUCT PERIODICALLY FROM YOUR ACCOUNT VALUE
------------------------------------------------------------------------------------------------------------------------------------
Quarterly administrative charge(3)                                              $7.50 Per Participant
(If a participant's retirement account value is $25,000 or more)                ($0)
------------------------------------------------------------------------------------------------------------------------------------
Annual basic recordkeeping charge(4)                                            $300 Per Plan
------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                EQ/MONEY MARKET, AND      All OTHER VARIABLE
Separate account annual expenses:                                               EQ/COMMON STOCK INDEX     INVESTMENT OPTIONS
                                                                                ------------------------- -------------------------
Mortality and expense risks(5)                                                  0.65%                     0.50%

Other expenses                                                                  0.84%                     0.84%

TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES(6)                                     1.49%                     1.34%
------------------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


----------------------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010 (expenses that are    Lowest     Highest
deducted from portfolio assets including management fees, 12b-1 fees,    ------     -------
service fees, and/or other expenses)(7)                                   0.37%      1.65%
----------------------------------------------------------------------------------------------


Notes:
(1) The maximum withdrawal charge is 6% of the amount withdrawn or the contributions made in the current and five prior participation years, whichever is less. Important exceptions and limitations may eliminate or reduce the withdrawal charge.
(2) Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis.
(3) The administrative charge is currently $7.50 or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. Your employer may elect to pay this charge for plans with 10 or more participants. We do not currently assess this charge for any calendar quarter in which the retirement account value plus any active loan is $25,000 or more on the last business day of that calendar quarter. We have reserved the right to increase this charge.
(4) We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option. We charge a fee of $25 per check drawn if the employer elects to have us directly distribute plan benefits and withdrawals. We reserve the right to waive, or increase these charges upon 90 days' written notice to the employer or plan trustee.
(5)  A portion of this charge is for providing the death benefit.
(6) The total Separate Account A annual expenses deducted from the variable investment options and the total annual expenses of EQ Advisors Trust and AXA Premier VIP Trust, when added together, are not permitted to exceed a total annual rate of 1.75% of the value of the assets held in each of the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options. Without this expense limitation, total annual expenses deducted from those variable investment options plus annual expenses of the applicable Trust for 2009 would have been as follows; 2.48% for the AXA Moderate Allocation option, 2.05% for the Multimanager Aggressive Equity option, 1.95% for the EQ/Common Stock Index option, and 1.96% for the EQ/Money Market option.

(7) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the Target 2045 Allocation Portfolio.


10 FEE TABLE

EXAMPLES

These examples are intended to help you compare the cost of investing in the MOMENTUM(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses (which expenses are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. These examples use a quarterly administrative charge based on the charges paid in 2010, which results in an estimated administrative charge of 0.0908% of contract value. (Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.) The examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer, except for plans with 10 or fewer participants.


The guaranteed interest option is not covered by the fee table and examples. However, the quarterly administrative charge, the withdrawal charge, the plan loan charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the guaranteed interest option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

MOMENTUM(SM)


------------------------------------------------------------------------------------------------------------------------------------
                                                             IF YOU ANNUITIZE AT THE
                                                             END OF THE APPLICABLE
                          IF YOU SURRENDER YOUR CONTRACT     TIME PERIOD AND SELECT                IF YOU DO NOT SURRENDER
                                 AT THE END OF THE         A NON-LIFE CONTINGENT PERIOD            YOUR CONTRACT AT THE END
                              APPLICABLE TIME PERIOD         CERTAIN ANNUITY OPTION              OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                      1 year  3 years  5 years   10 years 1 year  3 years   5 years   10 years  1 year   3 years   5 years  10 years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum   $873   $1,556   $2,264    $3,502   $873    $1,556    $2,264    $3,502   $323     $987      $1,674    $3,502
    fees and  of
    expenses any of
    the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum  $746    $1,177   $1,605    $2,177   $746    $1,177    $1,605    $2,177   $189     $585      $1,005    $2,177
    fees and  of
    expenses any of
    the Portfolios
------------------------------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus for the unit values and the number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2010.



                                                                    FEE TABLE 11

1. CONTRACT FEATURES AND BENEFITS


--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by either ACH transfer, wire transfer or check. Participants should not send contributions directly to AXA Equitable. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

An initial contribution must generally be accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. Employers should send all contributions to AXA Equitable at the processing office. See "How to reach us" earlier in this prospectus.

The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. In the absence of direct instructions from the contract owner, if we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions. The contract owner may also instruct us as to participants' investment allocations pursuant to the Save 1-2-3 program, as described below.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.
--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

SAVE 1-2-3

Employers and plan trustees, as applicable, may elect the Save 1-2-3 program under the MOMENTUM(SM) contract. Save 1-2-3 includes several features designed to promote increased retirement savings by participants, including Automatic Enrollment, Automatic Investment and Automatic Deferral Increase. Employers or plan trustees that choose to use the Save 1-2-3 program may elect any or all of the features described below that suit their plans' needs. Please note that not all features may be available in all plans. Participants are encouraged to speak with their employers, to learn more information about the details of the Save 1-2-3 program available under their plans.

AUTOMATIC ENROLLMENT


If the Automatic Enrollment feature is elected, all eligible employees will be enrolled under the MOMENTUM(SM) contract, at the salary deferral percentage mandated by the terms of their plan and not inconsistent with the Code. Participants can choose to allocate their contributions among the investment options, but if they do not choose an allocation by the cut off date under their plan, their contributions will be allocated automatically to the default option selected under the plan, which may be the participant default Automatic Investment option described below, or, if that option is not selected, a general default option for the plan. In order to elect the Automatic Enrollment feature, employers or plan trustees must provide census information via the Employer Plan Administration Center at www.axa-equitable.com for all employees, including employees who are eligible and not contributing as well as ineligible employees.

Eligible employees have the right to opt out of the plan altogether. However, if they do not opt out by the cut off date under their plan, they will be automatically enrolled, and a percentage of their compensation will be contributed to the plan. The Code provides that participants have the right to opt out of the plan within 90 days of their initial contribution. Participants may also have the right to withdraw any contributions into the plan (as adjusted for investment performance) from the plan if they opt out during that 90-day period, if the plan permits such withdrawals. If their plan does not permit such withdrawals during the first 90 days, their ability to make withdrawals will be subject to the same terms and conditions described in the section entitled "Withdrawals and termination" under "Accessing your money" later in this prospectus. Participants have the right to cease making further contributions at any time. In addition, employers are required to provide participants, each plan year, with a notice of their rights to cease contributions, change the contribution amount and how contributions are invested in the absence of any investment decision by the participant.



AUTOMATIC INVESTMENT

Save 1-2-3 permits an employer or plan sponsor to choose the investment options into which contributions are to be allocated if no selection has been made for a participant's contributions. The Automatic Investment feature may be a single investment option or a mix of the investment options available under the plan that satisfied the Code and applicable regulatory requirements. The Automatic Investment option(s) may be different than the general default investment option under the plan. The general default investment option does not qualify as a Qualified Default Investment Alternative ("QDIA") and as a result does not satisfy the Department of Labor "safe harbor" requirement of a QDIA. The plan sponsor has a fiduciary duty to determine the appropriate default option for the plan. If the employer or plan trustee selects the Target Date Allocation Portfolios (namely, the Target 2015 Allocation portfolio, Target 2025 Allocation Portfolio, Tar-



12  CONTRACT FEATURES AND BENEFITS
get 2035 Allocation portfolio and Target 2045 Allocation portfolio) as the participant default Automatic Investment feature, participants will automatically be placed in the appropriate Target Date Allocation Portfolio based on their date of birth and the plan's retirement age. AXA Equitable assumes that 65 is the normal retirement age, unless the employer or plan trustee provides a different age.

AUTOMATIC DEFERRAL INCREASE

Employers or plan trustees can also choose the Automatic Deferral Increase feature. Under this feature, participants' salary deferral percentage will automatically increase each year at a specified percentage until it reaches a maximum deferral percentage. The rate of the annual increase and the maximum deferral percentage is mandated by the terms of the plan.

Participants who want to opt out of any or all of these features can do so by visiting our website at www.axa-equitable.com. Participants whose contributions have been allocated to the default option can transfer their account value to other investment options available under the MOMENTUM(SM) contract as described in the section entitled "Transferring your money among investment options" later in this prospectus.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The investment options are the variable investment options and the guaranteed interest option.

VARIABLE INVESTMENT OPTIONS


Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Only 25 investment options can be active at any one time. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
The employer or plan trustee, as applicable, can choose from among the variable investment options.
--------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS  13

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC receives 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected 'for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.




------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              SHARE CLASS   OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION   Class B       Seeks long-term capital appreciation.         o   AXA Equitable Funds Management
                                                                                            Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE            Class B       Seeks a high level of current income.         o   AXA Equitable Funds Management
 ALLOCATION                                                                                 Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS       Class B       Seeks current income and growth of capital,   o   AXA Equitable Funds Management
 ALLOCATION                               with a greater emphasis on current income.        Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION     Class A       Seeks long-term capital appreciation and      o   AXA Equitable Funds Management
                                          current income.                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS           Class B       Seeks long-term capital appreciation and      o   AXA Equitable Funds Management
 ALLOCATION                               current income, with a greater emphasis on        Group, LLC
                                          capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE     Class A       Seeks long-term growth of capital.            o   AllianceBernstein L.P.
 EQUITY                                                                                 o   AXA Equitable Funds Management
                                                                                            Group, LLC
                                                                                        o   ClearBridge Advisors, LLC
                                                                                        o   Goodman & Co. NY Ltd.
                                                                                        o   Legg Mason Capital Management, Inc.
                                                                                        o   Marsico Capital Management, LLC
                                                                                        o   T. Rowe Price Associates, Inc.
                                                                                        o   Westfield Capital Management Com-
                                                                                            pany, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND      Class B       Seeks a balance of high current income and    o   BlackRock Financial Management, Inc.
                                          capital appreciation, consistent with a pru-  o   Pacific Investment Management Com-
                                          dent level of risk.                               pany LLC
                                                                                        o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


14 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               SHARE CLASS    OBJECTIVE                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   Class B        Seeks long-term growth of capital.           o   AllianceBernstein L.P.
 EQUITY                                                                                  o   AXA Equitable Funds Management
                                                                                             Group, LLC
                                                                                         o   BlackRock Investment Management, LLC
                                                                                         o   JPMorgan Investment Management Inc.
                                                                                         o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE  Class B        Seeks long-term growth of capital.           o   AllianceBernstein L.P.
 EQUITY                                                                                  o   AXA Equitable Funds Management
                                                                                             Group, LLC
                                                                                         o   Janus Capital Management, LLC
                                                                                         o   Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE Class B        Seeks long-term growth of capital.           o   AllianceBernstein L.P.
                                                                                         o   AXA Equitable Funds Management
                                                                                             Group, LLC
                                                                                         o   Institutional Capital LLC
                                                                                         o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH  Class B        Seeks long-term growth of capital.           o   AllianceBernstein L.P.
                                                                                         o   AXA Equitable Funds Management
                                                                                             Group, LLC
                                                                                         o   BlackRock Investment Management, LLC
                                                                                         o   Franklin Advisers, Inc.
                                                                                         o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Class B        Seeks long-term growth of capital.           o   AXA Equitable Funds Management
                                                                                             Group, LLC
                                                                                         o   BlackRock Investment Management, LLC
                                                                                         o   Diamond Hill Capital Management, Inc.
                                                                                         o   Knightsbridge Asset Management, LLC
                                                                                         o   Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Class A        Seeks high total return through a combina-   o   Pacific Investment Management Com-
 BOND                                       tion of current income and capital               pany LLC
                                            appreciation.                                o   Post Advisory Group, LLC
                                                                                         o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Class B        Seeks long-term growth of capital.           o   AXA Equitable Funds Management
 GROWTH                                                                                      Group, LLC
                                                                                         o   BlackRock Investment Management, LLC
                                                                                         o   Lord, Abbett & Co. LLC
                                                                                         o   Morgan Stanley Investment Manage-
                                                                                             ment Inc.
                                                                                         o   NorthPointe Capital, LLC
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 15

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                              OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE Class B        Seeks long-term growth of capital.              o   AXA Equitable Funds Management
                                                                                                Group, LLC
                                                                                            o   BlackRock Investment Management, LLC
                                                                                            o   Franklin Advisory Services, LLC
                                                                                            o   Horizon Asset Management, Inc.
                                                                                            o   Pacific Global Investment Management
                                                                                                Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Class B        Seeks long-term growth of capital.              o   AXA Equitable Funds Management
                                                                                                Group, LLC
                                                                                            o   RCM Capital Management, LLC
                                                                                            o   SSgA Funds Management, Inc.
                                                                                            o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION       Class B        Seeks the highest total return over time con-   o   AXA Equitable Funds Management
                                            sistent with its asset mix. Total return            Group, LLC
                                            includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION       Class B        Seeks the highest total return over time con-   o   AXA Equitable Funds Management
                                            sistent with its asset mix. Total return            Group, LLC
                                            includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION       Class B        Seeks the highest total return over time con-   o   AXA Equitable Funds Management
                                            sistent with its asset mix. Total return            Group, LLC
                                            includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION       Class B        Seeks the highest total return over time con-   o   AXA Equitable Funds Management
                                            sistent with its asset mix. Total return            Group, LLC
                                            includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               SHARE CLASS    OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   Class IA       Seeks to achieve long-term growth of capital.   o   AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP    Class IB       Seeks to achieve long-term total return.        o   AXA Equitable Funds Management
 VALUE CORE                                                                                     Group, LLC
                                                                                            o   BlackRock Investment Management, LLC
                                                                                            o   Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Class IB       Seeks to achieve capital appreciation and       o   BlackRock Investment Management, LLC
 EQUITY                                     secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Class IB       Seeks a combination of growth and income        o   Boston Advisors, LLC
 INCOME                                     to achieve an above-average and consistent
                                            total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Class IB       Seeks to achieve long-term capital apprecia-    o   Bridgeway Capital Management, Inc.
 RESPONSIBLE                                tion.                                           o   Calvert Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH   Class IB       Seeks to achieve long-term growth of capital.   o   Capital Guardian Trust Company
(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH Class IB       Seeks to achieve long-term growth of capital.   o   Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        Class IA       Seeks to achieve a total return before          o   AllianceBernstein L.P.
                                            expenses that approximates the total return
                                            performance of the Russell 3000 Index,
                                            including reinvestment of dividends, at a risk
                                            level consistent with that of the Russell 3000
                                            Index.
------------------------------------------------------------------------------------------------------------------------------------


16 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               SHARE CLASS    OBJECTIVE                                        AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           Class IB       Seeks to achieve a total return before           o   SSgA Funds Management, Inc.
                                            expenses that approximates the total return
                                            performance of the Barclays Capital Interme-
                                            diate U.S. Government/Credit Index,
                                            including reinvestment of dividends, at a risk
                                            level consistent with that of the Barclays
                                            Capital Intermediate U.S. Government/Credit
                                            Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE    Class IB       Seeks to achieve long-term growth of capital.    o   Davis Selected Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Class IA       Seeks to achieve a total return before           o   AllianceBernstein L.P.
                                            expenses that approximates the total return
                                            performance of the S&P 500 Index, including
                                            reinvestment of dividends, at a risk level con-
                                            sistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS        Class IB       Seeks to achieve long-term growth of capital.    o   AXA Equitable Funds Management
                                                                                                 Group, LLC
                                                                                             o   BlackRock Capital Management, Inc.
                                                                                             o   BlackRock Investment Management,
                                                                                                 LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUI-  Class IB       Seeks to achieve capital appreciation.           o   GAMCO Asset Management, Inc.
 SITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Class IB       Seeks to maximize capital appreciation.          o   GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS          Class IB       Seeks to achieve capital growth and current      o   AXA Equitable Funds Management
                                            income.                                              Group, LLC
                                                                                             o   BlackRock Investment Management,
                                                                                                 LLC
                                                                                             o   First International Advisors, LLC
                                                                                             o   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITYClass IB       Seeks to achieve long-term capital apprecia-     o   AXA Equitable Funds Management
                                            tion.                                                Group, LLC
                                                                                             o   BlackRock Investment Management,
                                                                                                 LLC
                                                                                             o   Morgan Stanley Investment Manage-
                                                                                                 ment Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Class IA       Seeks to achieve a total return before           o   SSgA Funds Management, Inc.
 BOND INDEX                                 expenses that approximates the total return
                                            performance of the Barclays Capital Interme-
                                            diate U.S. Government Bond Index, including
                                            reinvestment of dividends, at a risk level con-
                                            sistent with that of the Barclays Capital
                                            Intermediate U.S. Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Class IB       Seeks to achieve long-term growth of capital.    o   AXA Equitable Funds Management
                                                                                                 Group, LLC
                                                                                             o   BlackRock Investment Management,
                                                                                                 LLC
                                                                                             o   Hirayama Investments, LLC
                                                                                             o   Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 17

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               SHARE CLASS    OBJECTIVE                                         AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL             Class IA       Seeks to achieve a total return (before           o   AllianceBernstein L.P.
 EQUITY INDEX(2)                            expenses) that approximates the total return
                                            performance of a composite index comprised
                                            of 40% Dow Jones EURO STOXX 50 Index,
                                            25% FTSE 100 Index, 25% TOPIX Index, and
                                            10% S&P/ASX 200 Index, including reinvest-
                                            ment of dividends, at a risk level consistent
                                            with that of the composite index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS  Class IB       Seeks to provide current income and long-         o   AXA Equitable Funds Management
                                            term growth of income, accompanied by                 Group, LLC
                                            growth of capital.                                o   BlackRock Investment Management,
                                                                                                  LLC
                                                                                              o   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Class IB       Seeks to achieve long-term capital apprecia-      o   J.P. Morgan Investment Management
 OPPORTUNITIES                              tion.                                                 Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Class IB       Seeks to achieve long-term growth of capital      o   AXA Equitable Funds Management
                                            with a secondary objective to seek reason-            Group, LLC
                                            able current income. For purposes of this         o   BlackRock Investment Management,
                                            Portfolio, the words "reasonable current              LLC
                                            income" mean moderate income.                     o   Institutional Capital LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Class IB       Seeks to achieve a total return before            o   AllianceBernstein L.P.
                                            expenses that approximates the total return
                                            performance of the Russell 1000 Growth
                                            Index, including reinvestment of dividends at
                                            a risk level consistent with that of the Russell
                                            1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     Class IB       Seeks to provide long-term capital growth.        o   AXA Equitable Funds Management
                                                                                                  Group, LLC
                                                                                              o   BlackRock Investment Management,
                                                                                                  LLC
                                                                                              o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX     Class IB       Seeks to achieve a total return before            o   SSgA Funds Management, Inc.
                                            expenses that approximates the total return
                                            performance of the Russell 1000 Value
                                            Index, including reinvestment of dividends, at
                                            a risk level consistent with that of the Russell
                                            1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS      Class IA       Seeks to achieve long-term growth of capital.     o   AllianceBernstein L.P.
                                                                                              o   AXA Equitable Funds Management
                                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Class IB       Seeks to achieve capital appreciation and         o   Lord, Abbett & Co. LLC
 INCOME (1)                                 growth of income without excessive fluctua-
                                            tion in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     Class IB       Seeks to achieve capital appreciation and         o   Lord, Abbett & Co. LLC
 CORE                                       growth of income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH  Class IB       Seeks to achieve capital appreciation.            o   MFS Investment Management
(3)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX             Class IB       Seeks to achieve a total return before            o   SSgA Funds Management, Inc.
                                            expenses that approximates the total return
                                            performance of the S&P Mid Cap 400 Index,
                                            including reinvestment of dividends, at a risk
                                            level consistent with that of the S&P Mid Cap
                                            400 Index.
------------------------------------------------------------------------------------------------------------------------------------


18 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               SHARE CLASS    OBJECTIVE                                        AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        Class IB       Seeks to achieve long-term capital apprecia-     o   AXA Equitable Funds Management
                                            tion.                                                Group, LLC
                                                                                             o   BlackRock Investment Management,
                                                                                                 LLC
                                                                                             o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Class IA       Seeks to obtain a high level of current          o   The Dreyfus Corporation
                                            income, preserve its assets and maintain
                                            liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         Class IB       Seeks to achieve capital appreciation.           o   Montag & Caldwell, LLC
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP    Class IB       Seeks to achieve capital growth.                 o   Morgan Stanley Investment Manage-
 GROWTH                                                                          ment Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND    Class IB       Seeks to generate a return in excess of tradi-   o   Pacific Investment Management Com-
                                            tional money market products while                   pany, LLC
                                            maintaining an emphasis on preservation of
                                            capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS         Class IA       Seeks to achieve high current income consis-     o   AllianceBernstein L.P.
                                            tent with moderate risk to capital.              o   AXA Equitable Funds Management
                                                                                                 Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Class IB       Seeks to replicate as closely as possible        o   AllianceBernstein L.P.
                                            (before the deduction of Portfolio expenses)
                                            the total return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      Class IB       Seeks to achieve long-term capital apprecia-     o   T. Rowe Price Associates, Inc.
 STOCK                                      tion and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME     Class IB       Seeks to achieve total return through capital    o   UBS Global Asset Management (Ameri-
                                            appreciation with income as a secondary              cas) Inc.
                                            consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK       Class IB       Seeks to achieve capital growth and income.      o   Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA         Class IB       Seeks to achieve long-term capital growth.       o   Wells Capital Management, Inc.
 GROWTH(4)
------------------------------------------------------------------------------------------------------------------------------------



(1) Effective on or about May 20, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.

----------------------------------------------------------------
 REPLACED (CURRENT) PORTFOLIO        SURVIVING/NEW PORTFOLIO
----------------------------------------------------------------
  EQ/Capital Guardian Growth         EQ/Large Cap Growth PLUS
----------------------------------------------------------------
  EQ/Lord Abbett Growth and Income   EQ/Large Cap Value Index
----------------------------------------------------------------

(2) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.
(3) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.
(4) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 821-7777.

                                               CONTRACT FEATURES AND BENEFITS 19

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective annual interest rates, but before deduction of annual administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

For the MOMENTUM(SM) program, we set quarterly "current" rates. The current rate applies to the entire amount you have in the guaranteed interest option during the calendar quarter for which it is declared. This calendar quarter is referred to as the "interest guarantee period." We may change the duration of future interest guarantee periods, but no interest guarantee period will exceed one year. We may assign different current rates based on when we receive contributions. We may assign different current and yearly guaranteed rates to different plans based upon when the plan became enrolled in the MOMENTUM(SM) program.

A plan will be considered enrolled in the MOMENTUM(SM) program as of the earliest participation date that applies to a participant in that plan. All participants within the same plan will be subject to the same interest rates. Plans that converted from our EQUI-VEST(R) Corporate Trusteed contract to MOMENTUM(SM) will be considered in the same group of participants or class, regardless of the date of the plan's enrollment under EQUI-VEST(R).

The yearly guaranteed interest rate is 3% for 2011 (4% for participants in plans that converted to MOMENTUM(SM) from our EQUI-VEST(R) Corporate Trusteed contract). The yearly guaranteed interest rate will never be less than the minimum contract guarantee of 3%, or 4% for participants in plans that converted to MOMENTUM(SM) from our EQUI-VEST(R) Corporate Trusteed contract. Current rates will never be less than the yearly guaranteed interest rate. At least 15 days before the beginning of a calendar year, we will notify you in writing of the guaranteed interest rate for the next year.


SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time. Selections are made at the time of application, but may be changed subject to our rules in effect at the time.

If any one of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, Multimanager Core Bond, Multimanager Multi-Sector Bond, EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS, EQ/Global Bond PLUS, EQ/Core Bond Index or EQ/PIMCO Ultra Short Bond options is chosen, the EQ/Money Market option must also be selected. Also, if the guaranteed interest option and any of the above-listed options are selected, certain restrictions may apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options" later in this prospectus. Lastly, if none of the above-listed investment options is selected, the guaranteed interest option as an investment option must be elected as a funding option.

See Appendix I at the end of this prospectus for information regarding investment choices available under "Original certificates."

ALLOCATING YOUR CONTRIBUTIONS

If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will provide the allocation percentages. In trustee-directed plans, the plan trustee will provide the percentages. Allocation percentages that are provided will be used for all contribution sources (employee and employer). Contributions from participants in plans using the Save 1-2-3 program are allocated automatically to the default investment option specified by the employer or plan trustee, until the participant provides alternate allocation instructions.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

You, as a participant, should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner a participant can use TOPS or Internet access to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.


20  CONTRACT FEATURES AND BENEFITS

2. DETERMINING YOUR CONTRACT'S VALUE


--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

If a partial or full withdrawal is made, or if the contract owner terminates a plan's participation in the MOMENTUM(SM) program, participant retirement account values will be reduced by any withdrawal charge that applies.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.
--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:

(i)   increased to reflect subsequent contributions,

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges),

(iii) decreased to reflect a loan or increased to reflect a loan repayment, or

(iv) increased to reflect a transfer into or decreased to reflect a transfer out of an investment option.

In addition, when we deduct the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

The value in the guaranteed interest option at any time will equal: contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans and transfers out of the option, and the charges we deduct.


                                           DETERMINING YOUR CONTRACT'S VALUE  21

3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS


--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the MOMENTUM(SM) contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Automatic asset rebalancing for participant retirement account values" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.

You may make transfer requests by filing a request form to transfer with your employer or plan trustee to be forwarded to our processing office. You can also use our TOPS or Internet access systems to make transfers among the investment options if your employer has adopted the system and authorized its use.

If your employer elects to fund your plan with the guaranteed interest option and any of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, Multimanager Core Bond, Multimanager Multi-Sector Bond, EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS, EQ/Global Bond PLUS, EQ/Core Bond Index, EQ/Money Market or EQ/PIMCO Ultra Short Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a "transfer period" is the greater of (i) and (ii) below, or, if greater, (iii) if applicable.

(i) 25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter.

(ii) the total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.

(iii) If the employer or plan trustee, as applicable, has made an allocation to the guaranteed interest option on your behalf as a result of the mass transfer of assets to the MOMENTUM contract from another funding vehicle, you may transfer, for the "transfer period" in which the allocation occurred, up to 25% of the amount held in the guaranteed interest option on your behalf as of the date of the allocation.

We will not permit transfers between the guaranteed interest option and the other investment option (i) after we receive a request for a withdrawal from the guaranteed interest option in connection with a contract termination, or
(ii) for 90 days after we receive notice of a plan termination (except for transfers already being made under an automatic transfer option). After the end of the 90 days described in (ii), the transfer limitation described above will go into effect for transfers where your employer's plan is funded with any of the investment options included in that description. If your employer's plan is not funded with any of such investment options, then at the end of the 90 days described in (ii), the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a "transfer period" is 25% of the amount you had in the guaranteed investment option as of the last day of such 90 day period.

From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.
--------------------------------------------------------------------------------
A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.
--------------------------------------------------------------------------------
Generally, this means that unless (iii) above applies, new participants will not be able to transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.

See Appendix I at the end of this prospectus for transfer restrictions under "Original certificates."

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.

We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time. Our current transfer restrictions are set forth in the "Disruptive transfer activity" in section below.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions


22 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.


When a contract owner/participant is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/ participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/ participants. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner/ participant.

Contract owners/participants should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/ participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES

Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options and the guaranteed interest option which your employer has selected for your plan. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form telling us:

(a) the percentage you want invested in each investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually or annually).

While your rebalancing program is in effect, we will transfer amounts among each investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Please note that the allocation percent-


                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  23
ages used for this program will also be used as your allocation percentages for future contributions.
--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------
You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office.


24  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. ACCESSING YOUR MONEY


--------------------------------------------------------------------------------

WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option, which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59-1/2), federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information" later in this prospectus.

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, as fully explained in "Charges and expenses" later in this prospectus.

While you have a loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value.

INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semiannual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected, then installment payments will be made on the first day of the month.

Installment payments may be elected under the MOMENTUM(SM)contract if a participant's:

o plan (which must be either a full service or basic recordkeeping plan as described under "Plan recordkeeping services" later in this prospectus) permits it and the contract owner elects to make this option available to participants;

o retirement account value is not subject to a withdrawal charge, as fully explained in "Charges and expenses" later in this prospectus; and

o   account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Code.

Once elected, installment payments shall continue until the retirement account vehicle is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.

FORFEITURES

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Plan and Trust, the Pooled Trust and the Governmental Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the plan "default option." The default option is the EQ/Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.

See Appendix I at the end of this prospectus for the default option under "Original certificates."

Ex-participants returning to active service would have their forfeiture account returned to them as a contribution account as their plan permits. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.

PLAN LOANS

The contract permits your employer, or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or IRS pre-approved plan document depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUM(SM) program may also transfer outstanding plan loans to the contract. We call these "takeover loans." We will allocate repayments of loans to the investment option elected on the takeover loan form.

Effective January 1, 2002, plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application


                                                        ACCESSING YOUR MONEY  25
before we make any plan loan. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. See "Additional loan provisions" in the SAI and "Tax information" later in this prospectus.

While you have a plan loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value. See "Plan loan charges" under "Charges and expenses" later in this prospectus for a description of charges associated with plan loans.

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. PARTICIPANTS SHOULD SEND PLAN LOAN REPAYMENTS TO THE PLAN ADMINISTRATOR AND NOT TO AXA EQUITABLE. All plan loan payments made by the plan administrator to us must be made by ACH transfers, check or wire transfer subject to the same rules for contributions. See "How contributions can be made" earlier in this prospectus.

If permitted by the plan, you may prepay a plan loan in whole or in part at any time by using a certified check or money order. No personal checks are accepted. We will apply any payments we receive to interest first, and principal second. Plan loan repayments will be allocated to the investment options according to instructions we receive on the loan request form.

A plan loan will be considered in default if:

o we do not receive the amount of any scheduled repayment within 90 days of its due date,

o   the participant dies, or

o participation under the contract terminates and the plan does not allow for repayment after separation from service.

We may treat the plan loan principal as a withdrawal subject to the withdrawal charge.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to an annuity payout option, payment of a death benefit or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.


We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.

YOUR ANNUITY PAYOUT OPTIONS

When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Code, MOMENTUM(SM) offers you several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan. The distribution will be in the form of a life annuity or another form offered by us at the time. We reserve the right to remove or change these annuity payout options, other than the life annuity, or to add another payout option at any time.



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Fixed Annuity Payout                Life annuity
   Options                          Life annuity with period certain
                                    Life annuity with refund certain
                                    Period certain annuity
                                    Qualified joint and survivor life
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Variable Immediate Annuity pay-     Life annuity (not available in
   out options (as described in a   New York)
   separate prospectus for this     Life annuity with period certain
   option)                          Qualified joint and survivor life
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ANNUITY PAYOUT OPTIONS


A participant can choose from among the following annuity payout options:

o Life annuity: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.

o Life annuity with period certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the end of a selected period of time ("period certain"), pro-vides payments to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the participant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies


26  ACCESSING YOUR MONEY
    before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. The guarantee period may not exceed a participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.

o Qualified joint and survivor life annuity: An annuity that guarantees lifetime income to a participant and, after a participant's death, continuation of income to their surviving spouse. Generally, unless married participants elect otherwise with the written consent of the participant's spouse, this will be the normal form of annuity payment for plans such as the Plan and Trust.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse. We offer other payout options not outlined here. AXA Equitable's financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

The MOMENTUM(SM) contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, the retirement account value used to purchase the annuity must be at least $3,500. You, the participant, choose whether these payments will be either fixed or variable. Once you have selected a payout option and payments have begun, no change can be made.

The amount of the annuity payments will depend on:

(1)  the amount applied to purchase the annuity;

(2)  the type of annuity chosen; and

(3) in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).
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You, the participant, are the annuitant (or measuring life) for determining payments.
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MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70-1/2

Under federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calendar year in which the participant reaches age 70-1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70-1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If you, the participant, take less than the required minimum distribution in any year, you could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).

AUTOMATIC MINIMUM WITHDRAWAL OPTION


The "automatic minimum withdrawal option" is a payment option we designed to help you, the participant, meet the lifetime required minimum distributions under federal income tax rules. If you elect the automatic minimum withdrawal option, we will withdraw the amount that the federal income tax rules require you to withdraw from your retirement account value. We calculate the amount to be withdrawn under this option based on the information you give us, the various choices you make and certain assumptions. We assume that the funds you hold under your certificate are the only funds subject to the required minimum distributions. We are not responsible for errors that result from inaccuracies of information you provide. We describe the choices you can make in the SAI.

You may elect the automatic minimum withdrawal option if you, the participant, are at least age 70-1/2 and have a retirement account value of at least $3,500. You can elect the automatic minimum withdrawal option by filing the proper election form with your employer.

You may discontinue the automatic minimum withdrawals program at any time, upon notice to us. Generally, electing this option does not restrict you from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if you have an outstanding loan.

The minimum amount that you may receive under this option is $300, or your retirement account value, whichever is less. We will also deduct any withdrawal charges that apply.


                                                        ACCESSING YOUR MONEY  27

5. THE MOMENTUM(SM) PROGRAM


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This section explains the MOMENTUM(SM) Program in further detail. It is intended for employers who wish to enroll in the MOMENTUM(SM) Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUM(SM) Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUM(SM) Program (other than the variable investment options) such as the Plan and Trust, the Pooled Trust, Governmental Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUM(SM) Program.

The MOMENTUM(SM) program offers, according to the terms of either the Plan and Trust, the Pooled Trust or the Governmental Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A qualified retirement plan provides for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified retirement plan meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM(SM) contract is a suitable funding vehicle for your qualified retirement plan. You should read this prospectus and the MOMENTUM(SM) contract before entering into the contract.

PLAN AND TRUST

As an employer, subject to AXA Equitable's underwriting requirements, you can use the MOMENTUM(SM) program to adopt the Plan and Trust, in which case the Trust will be the sole funding vehicle for your plan. The Trust is funded by the MOMENTUM(SM) contract.

The Plan and Trust consists of IRS pre-approved defined contribution plans, all of which use the same basic plan document. They include:

o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the (Code)); and

o   a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The plans are all participant-directed. That means the plan participants choose which variable investment options to use for the investment of their plan accounts from those options selected by the plan. The plans are designed to meet the requirements of Section 404(c) under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). However, as an employer, you are responsible for making sure the variable investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") regulation under Section 404(c). See "Certain rules applicable to plans designed to comply with Section 404(c) of ERISA" under "Tax information" later in this prospectus.

If you adopt the Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Plan and Trust.

POOLED TRUST

If you want to use your own individually designed or a prototype qualified defined contribution plan, you may adopt the Pooled Trust as a funding vehicle. The Pooled Trust is for investment only. You may use it as your plan's only funding vehicle or in addition to other funding vehicles. The same group variable annuity contract (i.e., the MOMENTUM(SM) contract) is used under the Pooled Trust and the Plan and Trust.

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you adopt the Pooled Trust, only the basic plan recordkeeping option is available. However, we may offer to perform additional plan recordkeeping services for an additional charge. We will provide such services according to the terms of a written service agreement between us and the plan trustee.

GOVERNMENTAL TRUST

The Governmental Trust is available for qualified defined contribution government plans described in Section 414(d) of the Code ("Section 414(d)"). A governmental unit which is a State, a political subdivision of a State or any agency or instrumentality of a State must adopt a Section 414(d) plan and sign a participation agreement with us. If you adopt the Governmental Trust, only the basic plan recordkeeping option is available. We will provide such services according to the terms of a written service agreement between us and the plan trustee.

TRUSTEE

JPMorgan Chase Bank currently is the trustee under both the Pooled Trust and the Plan and Trust. The Plan and Trust and the Pooled Trust will not be available in certain states where the MOMENTUM(SM) contract may only be issued directly to the employer or plan trustee. Employers will not be able to use our full-service plan recordkeeping option in those states.

Frontier Trust, FSB currently is the trustee of the Governmental Plan's Trust. Employers using the Governmental Plan's Trust will not be able to use our full-service plan.

The sole responsibility of JPMorgan Chase Bank and Frontier Trust, FSB, as applicable, is to serve as a party to the MOMENTUM(SM) contract. Neither has any responsibility for the administration of the MOMENTUM(SM) program or for any distributions or duties under the MOMENTUM(SM) contract.

EMPLOYER'S RESPONSIBILITIES

If you elect the full-service recordkeeping option, your responsibilities relating to the administration and qualification of your plan will include:

o   sending us contributions at the proper time;

o   determining the amount of all contributions for each participant;

28  THE MOMENTUM(SM) PROGRAM

o   maintaining all personnel records necessary for administering your plan;

o   determining who is eligible to receive benefits;

o   forwarding all forms to us that the employees are required to submit;

o arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

o   arranging to have our prospectuses distributed;

o   filing an annual information return for your plan with the IRS, if required;

o providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

o selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

o meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of your plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or an IRS pre-approved plan already have most of these responsibilities; therefore, adopting the Pooled Trust or Governmental Trust will not increase such responsibilities.

ADOPTING THE MOMENTUM(SM) PROGRAM

To adopt the Plan and Trust, you, as the employer, must complete and sign a participation agreement, and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. To adopt the Governmental Trust, the employer must execute the Governmental Trust participation agreement.

Your financial professional can help you complete the participation agreement and the application for the MOMENTUM(SM) contract. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM(SM) contract. We reserve the right to amend the MOMENTUM(SM) contract without the consent of any other person to comply with any laws and regulations that may apply.

Return your completed Pooled Trust or Governmental Trust participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the MOMENTUM(SM) contract.


                                                     THE MOMENTUM(SM) PROGRAM 29

6. PLAN RECORDKEEPING SERVICES


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We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Plan and Trust.

BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

o   accounting by participant;

o   accounting by source of contributions;

o plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

o provision of annual Form 5500 Schedule A report information for use in the plan's annual Form 5500 report to DOL;

o   plan loan processing, if applicable; and

o   1099-R for defaulted loans.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with AXA Equitable. The written agreement specifies the fees for this service.

FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

o   Plan and Trust documents approved by the IRS;

o assistance in interpreting the Plan and Trust, including plan installation and ongoing administrative support;

o   assistance in annual reporting with the IRS and the DOL;

o   performance of vesting calculations;

o performance of special nondiscrimination tests applicable to Code Section 401(k) plans;

o   tracking of hardship withdrawal amounts in Code Section 401(k) plans;

o direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS; and

o   1099-R for defaulted loans.

Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.


30  PLAN RECORDKEEPING SERVICES

7. CHARGES AND EXPENSES


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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

o   A mortality and expense risks charge

o   An expense charge

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

o   A quarterly administrative charge.

o   A withdrawal charge when you make certain withdrawals.

o   A loan set-up charge when a plan loan is made.

o A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

o Charges at the time annuity payments begin -- charges for state premium and other applicable taxes.


We also bill the employer directly an annual charge for plan recordkeeping services. More information about these charges appears below.

CHARGES UNDER THE CONTRACT

CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.49% for the EQ/Money Market and EQ/Common Stock Index variable investment options, of which 0.65% is for mortality risks and expense risks and 0.84% is for other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.34% for all other variable investment options, of which 0.50% is for mortality risks and expense risks and 0.84% is for other expenses (0.60% of the charge for other expenses is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the quarterly administrative charges described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contract).

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 ($30 annually) or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option and the guaranteed interest option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How We Deduct The MOMENTUM(SM) Quarterly Administrative Charge" in the SAI.

There is currently no charge for any calendar quarter in which the retirement account value plus any active loan is at least $25,000 as of the last business day of that quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase. We may also reduce this charge under certain circumstances. See "Charge reductions under special circumstances" in this section.

You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 11 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.

CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. The $300 charge is not imposed on plans that converted to the MOMENTUM(SM) contract from our EQUI-VEST(R) Corporate Trusteed contract. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We charge a $25 checkwriting fee for each check drawn under this service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.

WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in selling the contract.

A withdrawal charge may apply in three circumstances:

(1) withdrawals in excess of the 10% free withdrawal amount during a participation year,

(2)  upon a full withdrawal of a participant's retirement account value, or

(3)  termination of the MOMENTUM(SM) contract.

In order to give the exact dollar amount of the withdrawal request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.



                                                        CHARGES AND EXPENSES  31

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations or full withdrawals, we will pay the plan the greater of the following up to a maximum of the retirement account value:

o the retirement account value after any withdrawal charge has been imposed, or

o the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn minus any active loan plus 94% of (a) the remaining retirement account value, and (b) any active loan, minus (c) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested for the longest period as having been withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. Active loans do not include takeover loans for this purpose.

The withdrawal charge does not apply in the circumstances described below, under "We will waive the withdrawal charge if:".

10% FREE WITHDRAWAL AMOUNT. Subject to plan provisions and contract owner authorization each participation year, no withdrawal charge will be applied in which the amount withdrawn is less than or equal to 10% of the participant's retirement account value (including loans) at the time the withdrawal is requested, minus any amount previously withdrawn during that participation year (including any defaulted loan amounts and forfeited amounts). This 10% portion is called the free withdrawal amount.

If you, as the employer, have transferred your plan assets to the MOMENTUM(SM) program from another qualified plan and we have not yet received from you the allocation of values among participants, we will treat the total amount we hold as one retirement account value. Withdrawals from this retirement account value will not have the benefit of a free withdrawal amount. However, once the amount we hold is allocated among the various participants, withdrawals will have the benefit of the free withdrawal amount.

FORFEITED RETIREMENT ACCOUNT VALUE. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. We will waive the balance of the withdrawal charge at that time. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the MOMENTUM(SM) contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.

WE WILL WAIVE THE WITHDRAWAL CHARGE IF:


o the amount withdrawn is applied to the election of a life annuity payout option;

o   you, the participant, die;

o you, the participant, have been a participant for at least five participation years and are at least age 59-1/2;

o you, the participant, are at least age 59-1/2 and have separated from service (regardless of the number of participation years);

o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

o the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such mistake of fact contributions were made and any earnings that apply to such contributions are not included in such withdrawal;

o The amount withdrawn is a request for a refund of contributions made due to an automatic investment, provided the withdrawal is made within 90 days of the date of the participant's initial contribution pursuant to the terms of the Code.

o the amount withdrawn is a request for a refund of contributions disallowed as a deduction by the employer for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance of the deduction has occurred and no earnings attributable to such contributions are included in such withdrawal; or

o the amount withdrawn is a withdrawal for disability as defined in Section 72(m) of the Code.

There is no withdrawal charge on conversions from an EQUI-VEST(R) Corporate Trusteed contract to a MOMENTUM(SM) contract. For participants in plans that converted to MOMENTUM(SM) from our EQUI-VEST(R) Corporate Trusteed contract, for purposes of the withdrawal charge, the contribution date is the same contribution date as under the EQUI-VEST(R) Corporate Trusteed contract relating to that participant. For example, if an EQUI-VEST(R) Corporate
Trusteed contract was purchased on behalf of a participant on June 1, 1987 with a single $5,000 contribution, we will continue to treat the $5,000 contribution as made on June 1, 1987 under the MOMENTUM(SM) contract.


PLAN LOAN CHARGES

We will deduct a $25 charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Code.

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per-quarter record-



32  CHARGES AND EXPENSES
keeping charge (but not the $25 set-up charge) will apply to takeover loans and to loans converted from EQUI-VEST(R) Corporate Trusteed contracts to MOMENTUM(SM).

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

We will assess a withdrawal charge against any defaulted loan amount as described above under " Withdrawal charge."

LIMITATION ON CHARGES FOR CERTAIN VARIABLE INVESTMENT OPTIONS

Under the terms of the MOMENTUM(SM) contract, for the Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/AllianceBernstein Common Stock and EQ/Money Market options, the aggregate amount of the Separate Account A charges imposed for those options, and the charges for investment advisory fees and the direct operating expenses of the corresponding portfolios of the Trusts, may not exceed a total annual rate of 1.75% of the value of the assets held in those options for the MOMENTUM(SM) contract.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o   Management fees.

o   12b-1 fees (for Class IB/B shares only).

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.


                                                        CHARGES AND EXPENSES  33

8. PAYMENT OF DEATH BENEFIT


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DEATH BENEFIT AMOUNT

In general, the death benefit is equal to the greater of:

o   the retirement account value, or

o   the "minimum death benefit."

The minimum death benefit equals all contributions made, less withdrawals of contributions (including loans that default upon death). For example, assume that a $1,000 contribution is made, and that the contribution earns $1,000 (for a balance of $2,000). A $1,500 withdrawal is then made, leaving a balance of $500. Assume that a new $500 contribution is subsequently made. If the participant subsequently dies, the minimum death benefit will be $500 because there was a $500 contribution that had not been withdrawn, borrowed or forfeited.

If the participant dies while a loan is outstanding, the loan will automatically default and be subject to federal income tax as a plan distribution. We will treat this defaulted loan as a withdrawal for purposes of calculating the minimum death benefit. Defaulted takeover loans will not, however, be considered withdrawals for this purpose.

DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1) A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin by December 31 of the year following death, or

(2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to December 31 of the year the participant would have turned age 70-1/2.

If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.

Under the MOMENTUM(SM) contract, on the day we receive proof of death, we automatically transfer the participant's retirement account value to the default option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, a participant must have the employer send us a beneficiary designation form. In some cases, the spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information" later in this prospectus. We are not responsible for any beneficiary change request that we do not receive.

BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a)  receive the death benefit in a single sum,

(b)  apply the death benefit to an annuity payout option we offer,

(c) apply the death benefit to provide any other form of benefit payment we offer,

(d) have the death benefit directly rolled over to a new traditional inherited IRA established on behalf of the beneficiary in specified circumstances, or

(e) have the death benefit credited to an account under the MOMENTUM(SM) contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions.

If the beneficiary elects the last option then:

(1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules;

(2) we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account; and

(3) if the beneficiary dies prior to taking a distribution of his or her entire account, the beneficiary of the deceased beneficiary will be entitled to a death benefit as though the deceased beneficiary were a participant, based on the deceased beneficiary's initial account.

The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time, and federal income tax rules.

34  PAYMENT OF DEATH BENEFIT

9. TAX INFORMATION


--------------------------------------------------------------------------------

OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o   participation, vesting and funding;

o   nondiscrimination;

o   limits on contributions and benefits;

o   distributions;

o   penalties;

o   duties of fiduciaries;

o   prohibited transactions; and

o   withholding, reporting and disclosure.

IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE CODE AND ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401 ("qualified plan"). You should be aware that using an annuity contract as the funding vehicle for a qualified plan does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of a guaranteed interest account and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and other tax qualified retirement arrangements such as IRAs. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUM contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase this annuity contract.


THE PROVISIONS OF THE CODE AND ERISA ARE HIGHLY COMPLEX. FOR COMPLETE INFORMATION ON THESE PROVISIONS, AS WELL AS ALL OTHER FEDERAL, STATE, LOCAL AND OTHER TAX CONSIDERATIONS, QUALIFIED LEGAL AND TAX ADVISERS SHOULD BE CONSULTED.



TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for working owners and employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible, if not returned (with earnings allocable to the contribution) to the employer within two and a half months after the end of the plan year, are subject to a 10% penalty tax.


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $49,000 or 100% of the compensation or earned income for each participant. In 2011, the employer may not



                                                             TAX INFORMATION  35
consider compensation in excess of $245,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.

A qualified plan may allow the participant to direct the employer to make contributions by entering into a salary reduction agreement with the employer under Section 401(k) of the Code ("elective deferrals"). The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1)  reaching age 59-1/2,

(2)  death,

(3)  disability,

(4)  certain business dispositions and plan terminations, or

(5) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $16,500 in 2011 under all salary reduction arrangements with all employers in which the individual participates.

Participants who are at least age 50 at any time during 2011 can make an additional $5,500 of "catch-up" elective deferrals if their plan so permits.


Elective deferral contributions are generally made on a pre-tax basis. If the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions," which are made on an after-tax basis to the 401(k) arrangement.

Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.

A qualified plan (other than certain governmental plans to which nondiscrimination rules do not apply) must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) feature is in the plan, which provides for employer matching contributions, employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $110,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."

Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature, which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to nondiscrimination testing on the salary deferral and matching contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing those contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is under $100, the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution.


Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.

TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of a participant's retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, when a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.

DESIGNATED ROTH CONTRIBUTION ACCOUNT

Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59-1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth contribution account can be made is 2011. If both the aging and event


36  TAX INFORMATION
tests are not met, earnings attributable to a designated Roth account may be includible in income. A nonqualified distribution from a designated Roth contribution account is treated as part return of basis, part earnings on pro-rata basis.

If the after-tax contributions are in a "designated Roth account" under a 401(k) plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 401(k) plan.

"IN-PLAN" ROTH CONVERSIONS

If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.

INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be included in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) dies prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.

INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.

ELIGIBLE ROLLOVER DISTRIBUTIONS

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly (or by the individual within 60 days after receipt) to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity contract under Section 403(b) of the Code or an eligible governmental employer retirement plan under Section 457 of the Code. An employee's surviving spouse beneficiary may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity or an eligible governmental employer Section 457 plan under certain circumstances. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a qualified plan can be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

To the extent a distribution is rolled over, it remains tax deferred. However, see "In-plan" Roth conversions earlier in this section.

Distributions not rolled over directly are subject to 20% mandatory withholding and the distribution may be subject to the premature penalty tax. See "Federal income tax withholding" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o one of a series of substantially equal periodic payments made (not less frequently than annually):

    (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or

    (b)  for a specified period of ten years or more.

o   a hardship withdrawal;

o   any distribution to the extent that it is a required distribution under
    Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m), or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o   costs of life insurance protection for participants;

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o   a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.



                                                             TAX INFORMATION  37

Amounts attributable to "designated Roth contributions" under a 401(k) plan may be rolled over to another designated Roth contribution separate account under a 401(k) plan or to a Roth IRA. They cannot be rolled over to a non-Roth after-tax contribution account under a 401(k) plan.

If there is a mandatory distribution provision in the employer's plan for certain small amounts, such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan. The specified exceptions are for:

(a)  distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c)  distributions due to separation from active service after age 55; and

(d)  distributions used to pay certain extraordinary medical expenses.

FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another eligible retirement plan, including a qualified plan, an annuity contract under Section 403(b) of the Code, an eligible governmental employer plan under Section 457 of the Code or traditional IRA. See the description in this section of "Eligible rollover distributions."

For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.

STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.

DISTRIBUTION REQUIREMENTS AND LIMITS


Distributions from qualified plans must be made according to rules in the Code and Treasury Regulations and the terms of the plan, and generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70-1/2 (or retires from service with the employer sponsoring the plan, if later). Five percent owners of qualified plans must commence minimum distributions after age 70-1/2 even if they are still working. Distributions can generally be made:

(1)  in a lump sum payment,

(2)  over the life of the participant,

(3) over the joint lives of the participant and his or her designated beneficiary,

(4) over a period not extending beyond the life expectancy of the participant, or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines. Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUM contracts because of the type of benefits provided under the contract.

Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.

If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death. An exception is if payments to a designated beneficiary begin by December 31 of the year following the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until December 31 of the year date that the participant


38  TAX INFORMATION
would have attained age 70-1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.


SPOUSAL REQUIREMENTS

In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

MANDATORY DISTRIBUTION

The Department of Labor has issued regulations providing for a "safe harbor" for the Code's requirement of the automatic rollover of mandatory distributions, which may include prior rollover contributions from retirement plans. Please consult your tax adviser regarding these rules.


CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

o in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

o all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

o the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance;

o only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

o loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

o each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

o some plans provide that the participant's spouse must consent in writing to the loan; and


o plan loans can be made to sole proprietors, partners and S Corporation owners under the same terms and conditions provided in the Code.


If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUM(SM) shall apply regardless of the plan administrator's guidelines.

IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax rules, AXA Equitable does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make, and is responsible for the results of, his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficia-


                                                             TAX INFORMATION  39
ries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUM(SM) program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).


40  TAX INFORMATION

10. MORE INFORMATION


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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA or Class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)  to deregister Separate Account A under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account A;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify MOMENTUM(SM) contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any retirement account value, annuity benefit or other accrued rights or benefits.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolios' investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, its Rule 12b-1 Plan relating to the Class IB/B shares and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs which are available upon request.

ABOUT THE GENERAL ACCOUNT


This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance


                                                            MORE INFORMATION  41
laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under the MOMENTUM(SM) contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

    --  on a non-business day:

    --  after 4:00 p.m., Eastern Time on a business day; or

    --  after an early close of regular trading on the NYSE on a business day.

o When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Any new request to elect automatic asset rebalancing or a change to your existing election will be processed on the day indicated on the properly completed form. Rebalancing will not be done retroactively.



CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to or from variable investment options will be made at the value next determined after the receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.


ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trust, we have the right to vote on certain matters involving the portfolios, such as:

o   the election of trustees;

o   the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants or plan trustees, as applicable, the opportunity to instruct as how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, whichever applies, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant or plan trustee approval, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as it applies.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


42  MORE INFORMATION

IRS DISQUALIFICATION

If a retirement plan funded by the MOMENTUM(SM) contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUM(SM) program and pay the participant, the plan trustee or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 528-0204.

DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by AXA Advisors, LLC ("AXA Advisors"). AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable. AXA Advisors is under the common control of AXA Financial, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. It is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors is also a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Advisors based on contracts sold. AXA Equitable may also make additional payments to AXA Advisors. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to AXA Advisors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION.   AXA Equitable pays compensation to AXA Advisors
based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.



                                                            MORE INFORMATION  43

Appendix I: Original certificates


--------------------------------------------------------------------------------
Original certificates are MOMENTUM(SM) certificates under which the MOMENTUM(SM) employer has not elected to add any new variable investment options. Therefore, only Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market variable investment options are available.


SELECTING YOUR INVESTMENT METHOD. Employers and plan trustees should note that for original certificates, only the guaranteed interest option, Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options are available.

TRANSFERRING THE RETIREMENT ACCOUNT VALUE. The EQ/Money Market option is always available under an original certificate. However, we will not permit transfers into the EQ/Money Market option from any other investment option. There will not be any other transfer limitations under an original certificate.

DEFAULT OPTION FOR THE FORFEITURE ACCOUNT. We allocate amounts in the forfeiture account to the default option. For original certificates, the guaranteed interest option is the default option.



I-1 APPENDIX I: ORIGINAL CERTIFICATES

Appendix II: Condensed financial information


--------------------------------------------------------------------------------
The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of either 1.34% or 1.49%, depending upon investment option. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2010.



------------------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                             -------------------------------------------------------------------------------------------------------
                                 2001       2002     2003       2004       2005      2006       2007       2008     2009       2010
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                       --         --  $ 109.15   $ 120.39   $ 128.35  $ 149.30   $ 156.38  $  93.81  $ 117.80   $ 131.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
   (000's)                         --         --        --          1          1         8         13        15        10          9
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                       --         --  $ 102.15   $ 106.86   $ 108.01  $ 113.35   $ 118.31  $ 103.87  $ 112.55   $ 119.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          --         --        --         --         --        --         --        --         2          1
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS
  ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                       --         --  $ 104.14   $ 110.71   $ 110.71  $ 121.01   $ 125.94  $ 100.11  $ 113.02   $ 121.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          --         --        --         --         --        --         --         1        --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $ 49.61   $  42.91  $  50.77   $  55.12   $  57.47  $  63.00   $  66.55  $  49.96  $  58.09   $  63.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                         660        980       816        692        545       445        356       303       241        194
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                       --         --  $ 107.96   $ 118.97   $ 125.20  $ 141.45   $ 148.46  $  99.92  $ 120.23   $ 132.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          --         --        --          1          2        29         49        34        24         25
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN
  INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $ 92.48   $  82.20  $ 109.83   $ 128.38   $ 146.39  $ 178.84   $ 197.62  $  96.32  $ 121.08   $ 126.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          41        224       193        174        140       122        102        79        69         48
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL
  CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $144.40   $  99.61  $ 138.85   $ 156.54   $ 172.65  $ 186.13   $ 214.81  $ 117.58  $ 157.78   $ 207.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          56         58        56         53         40        34         26        23        20         17
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL
  CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                       --         --        --         --         --  $ 108.22   $  97.55  $  64.09  $  81.08   $  99.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          --         --        --         --         --        --         --        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE
  EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $172.07   $ 141.48  $ 183.13   $ 199.77   $ 202.92  $ 242.07   $ 241.63  $ 151.23  $ 194.39   $ 215.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          15         19        21         22         18        15         11         9         7          6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL
  VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $ 91.82   $  75.52  $  95.40   $ 114.50   $ 125.21  $ 155.26   $ 168.78  $  94.92  $ 121.98   $ 127.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                           9         24        25         27         26        25         23        21        18         15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY
  INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                       --         --        --   $ 106.97   $ 112.04  $ 128.19   $ 131.14  $  87.59  $  96.39   $ 110.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          --         --        --         --          2         1          1         1         1         --
------------------------------------------------------------------------------------------------------------------------------------


                               APPENDIX II: CONDENSED FINANCIAL INFORMATION II-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                              ------------------------------------------------------------------------------------------------------
                                2001      2002       2003       2004       2005       2006      2007       2008      2009      2010
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $ 86.73  $  62.93   $  79.44   $  81.19   $  87.10   $  90.44   $ 100.04  $  54.07  $  69.81  $  77.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          --        --         --          1          1          1          1        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $ 74.11  $  53.85   $  65.86   $  68.57   $  71.11   $  75.35   $  78.41  $  46.10  $  60.69  $  67.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                           2         2          1          2          1          1          1         2         1        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $107.86  $  80.17   $ 104.00   $ 113.80   $ 119.08   $ 131.65   $ 132.02  $  78.59  $ 101.93  $ 116.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                           2        21         21         19         15         14         17        15        14        12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $299.82  $ 197.84   $ 292.96   $ 331.00   $ 341.80   $ 374.77   $ 384.25  $ 213.98  $ 271.80  $ 311.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                         424       352        303        256        203        159        118        91        72        59
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                       --  $ 107.03   $ 109.16   $ 112.11   $ 113.06   $ 116.08   $ 118.07  $ 106.08  $ 107.47  $ 112.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          --         2          2          3          4          3          3         2         1         1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                       --        --         --         --         --   $ 108.48   $ 111.03  $  66.59  $  87.16  $  96.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          --        --         --         --         --         --          1         4        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $249.66  $ 191.65   $ 242.29   $ 264.16   $ 272.79   $ 310.53   $ 322.33  $ 199.82  $ 248.75  $ 281.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                         151       133        120        105         86         71         52        43        34        27
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $105.89  $  92.40   $ 119.55   $ 130.34   $ 142.37   $ 153.56   $ 172.77  $ 101.77  $ 128.33  $ 145.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          13         4         12         10          9         12         10        13         8         6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND
  ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                       --        --         --         --   $ 105.04   $ 116.29   $ 118.65  $ 100.84  $ 116.03  $ 125.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          --        --         --         --         --         --         --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                       --        --         --   $ 113.23   $ 116.54   $ 136.64   $ 147.33  $ 100.79  $ 140.66  $ 184.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          --        --         --         --         --          1          2         2         4         3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                       --        --         --         --   $  97.50   $  99.48   $ 107.28  $ 112.70  $ 113.38  $ 118.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          --        --         --         --         --         --         --         2         1         1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR
  EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $ 61.12  $  56.74   $  87.28   $ 106.51   $ 139.53   $ 188.68   $ 264.35  $ 111.23  $ 164.68  $ 181.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          20        19         23         22         24         25         24        20        21        12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT
  BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                  $143.62  $ 154.25   $ 155.83   $ 157.11   $ 157.33   $ 160.48   $ 169.61  $ 173.78  $ 167.97  $ 173.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                          20        32         30         27         20         13         11         9         8         7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                  $ 80.71  $  67.65   $  88.51   $  99.21   $ 114.65   $ 134.89   $ 153.33  $  83.42  $ 111.38  $ 120.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding
  (000's)                           1         2          2          3          4          3          3         4         3         3
------------------------------------------------------------------------------------------------------------------------------------


II-2 APPENDIX II: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                           ---------------------------------------------------------------------------------------------------------
                               2001      2002      2003      2004      2005      2006       2007         2008       2009      2010
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                      --       --         --        --  $ 115.00  $ 142.55   $ 163.42    $  96.29    $ 130.37  $ 147.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             --       --         --        --        --        --         --          --           1         2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $ 120.85  $ 96.50   $ 120.74  $ 132.08  $ 135.43  $ 160.85   $ 156.76    $  93.14    $ 121.58  $ 134.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)              6        7          6         7         6         4          4           3           3         4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $  84.85  $ 66.13   $  79.62  $  87.51  $  92.55  $ 103.13   $ 105.70    $  65.27    $  81.47  $  91.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)              1        2          1         2         1         1          1           2           2         3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $  70.28  $ 47.74   $  58.02  $  62.04  $  70.36  $  69.04   $  77.63    $  48.81    $  65.60  $  75.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             44       45         42        38        32        28         20          15          14        12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $ 143.76  $ 93.15   $ 118.84  $ 132.05  $ 142.04  $ 151.04   $ 172.29    $ 104.99    $ 139.68  $ 157.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             66       65         60        53        41        34         26          19          15        13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                      --       --         --        --  $ 106.40  $ 112.16   $ 104.09    $  44.46    $  52.26  $  59.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             --       --         --        --        --        --          1           1          --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $  94.39  $ 80.42   $ 102.15  $ 114.33  $ 118.93  $ 142.44   $ 134.27    $  75.50    $  89.84  $ 100.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             19       30         37        36        36        35        146         107          90        66
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH
  AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                      --       --         --        --  $ 105.99  $ 122.57   $ 125.12    $  78.30    $  91.24  $ 105.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             --       --         --        --        --        --          1           1           1         1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE
  CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                      --       --         --        --  $ 105.72  $ 117.71   $ 128.70    $  87.77    $ 108.85  $ 122.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             --       --         --        --        --        --         --          --          --         2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $  85.41  $ 68.70   $  97.34  $ 111.43  $ 116.94  $ 128.68   $ 137.14    $  68.62    $  92.25  $ 114.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)              2        5          9        14        13        14         12          13          11         7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $ 112.05  $ 94.29   $ 123.98  $ 144.14  $ 158.32  $ 175.70   $ 170.56    $ 101.70    $ 136.30  $ 164.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             17       29         34        38        35        31         26          19          18        15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                $  33.96  $ 34.00   $  33.81  $  33.69  $  34.19  $  35.33   $  36.61    $  36.99    $  36.46  $  36.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)            453      513        311       257       224       220        188         204         164       147
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL
  GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                      --       --         --  $ 104.66  $ 108.84  $ 115.92   $ 138.16    $  91.48    $ 117.09  $ 125.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             --       --         --        --        --        --         --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID
  CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                      --       --         --        --  $ 123.74  $ 133.39   $ 161.09    $  83.71    $ 129.73  $ 169.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             --       --         --        --        --        --         --           1           2         3
------------------------------------------------------------------------------------------------------------------------------------


                               APPENDIX II: CONDENSED FINANCIAL INFORMATION II-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                             FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                            2001       2002        2003      2004         2005       2006     2007      2008      2009       2010
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT
  BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                   --         --          --        --    $  99.35   $  98.40  $ 108.22  $ 102.45  $ 109.17   $ 108.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          --         --          --        --          --         --        --         2         1          1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value             $ 147.79   $ 157.39    $ 161.18  $ 165.40    $ 166.86   $ 171.37  $ 177.18  $ 163.75  $ 171.70   $ 180.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          21         26          23        24          23         20        17        13        14         13
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                   --   $  81.53    $ 117.33  $ 136.22    $ 140.12   $ 162.73  $ 157.60  $ 102.42  $ 127.45   $ 158.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          --         --           1         2           6          7         5         4         3          2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH
  STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                   --         --          --  $ 111.22    $ 114.11   $ 108.07  $ 114.32  $  65.18  $  91.73   $ 105.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          --         --          --        --           1         --         3         3         6          3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                   --         --          --  $ 109.24    $ 117.48   $ 132.31  $ 132.06  $  78.13  $ 102.09   $ 113.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          --         --          --        --          --         --        --        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                   --         --          --        --    $ 104.29   $ 119.26  $ 114.71  $  71.36  $  90.40   $ 102.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          --         --          --        --          --         --        --        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO
  ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value             $  76.01   $  56.98    $  77.69  $  82.05    $  84.15   $  87.90  $  96.54  $  68.96  $  95.45   $ 110.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)           1          1          --         1           1          1         1         1         3          2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE
  EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value             $  67.13   $  47.48    $  64.75  $  72.05    $  77.39   $  80.76  $  89.29  $  47.27  $  64.44   $  75.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)         870        770         645       541         409        314       237       187       163        131
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                   --   $ 106.73    $ 109.24  $ 111.97    $ 112.40   $ 115.08  $ 120.64  $ 121.96  $ 130.33   $ 136.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          --          3           5         4           3          3         3         3         2          3
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER
 INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                   --   $  78.07    $ 103.47  $ 120.36    $ 137.09   $ 169.50  $ 188.01  $  97.87  $ 125.45   $ 132.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          --          2           2         3           2          3         3         3         3          2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP
 CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                   --   $  76.43    $  96.62  $ 104.55    $ 110.09   $ 123.37  $ 127.80  $  76.23  $  99.66   $ 109.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          --         --           1         1           1          1         1         1         1          1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                   --   $  79.08    $ 102.28  $ 115.47    $ 115.47   $ 143.64  $ 146.86  $  90.63  $ 109.85   $ 122.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          --          1           1         1           1          1         1         2         2          1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP
  GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                   --   $  62.00    $  85.78  $  94.55    $ 101.11   $ 109.36  $ 120.73  $  67.20  $  93.99   $ 117.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          --          3           4         5           4          4         4         3         4          3
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                   --   $  73.70    $ 102.24  $ 116.19    $ 123.01   $ 139.29  $ 137.54  $  86.89  $ 123.76   $ 152.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)          --          2           3         4           3          3         3         2         2          1
------------------------------------------------------------------------------------------------------------------------------------


II-4 APPENDIX II: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2010. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                         -----------------------------------------------------------------------------------------------------------
                              2001       2002       2003       2004       2005      2006       2007      2008     2009      2010
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-
  SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value               $ 128.74   $ 123.58   $ 149.82   $ 161.02   $ 164.14  $ 178.48   $ 182.06  $ 137.74 $ 149.37  $ 157.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)            31         29         29         28         22        16         14        11       10        10
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP
  GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                     --         --         --   $ 114.58   $ 121.52  $ 132.13   $ 135.15  $  77.18 $ 102.45  $ 129.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)            --         --         --         --          1         1          1         1        2         1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value               $ 132.22   $ 112.38   $ 152.31   $ 175.98   $ 181.76  $ 208.22   $ 185.20  $ 113.53 $ 141.60  $ 173.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)             3          8         12         14         13        13         10         8        7         7
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                     --   $  56.63   $  88.08   $  91.24   $ 100.16  $ 106.03   $ 123.67  $  64.57 $ 100.93  $ 117.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)            --         --          2         17         14        14         12        10        9         7
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                     --         --         --         --         --  $ 108.32   $ 114.60  $  78.60 $  93.30  $ 101.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)            --         --         --         --         --        --         --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                     --         --         --         --         --  $ 109.27   $ 115.74  $  74.21 $  90.20  $  99.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)            --         --         --         --         --        --          1         2        2         2
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                     --         --         --         --         --  $ 110.16   $ 116.71  $  71.34 $  88.38  $  98.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)            --         --         --         --         --        --         --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                     --         --         --         --         --  $ 110.95   $ 118.00  $  68.30 $  86.09  $  96.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)            --         --         --         --         --        --         --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------



                               APPENDIX II: CONDENSED FINANCIAL INFORMATION II-5

STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                                           PAGE
Who is AXA Equitable?                                                         2

Additional information about the MOMENTUM(SM) program                         2

How we deduct the MOMENTUM(SM) quarterly administrative charge                3

Description of contribution sources for the MOMENTUM(SM) program              3

Additional loan provisions                                                    3

Calculation of annuity payments                                               4

Custodian and independent registered public accounting firm                   4

Distribution of the contracts                                                 4

ERISA information statement                                                   4

Calculating unit values                                                       5

Financial statements                                                          5


HOW TO OBTAIN A MOMENTUM(SM) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 528-0204 or send this request form to:
     AXA Equitable
     Defined Contribution Services
     P.O. Box 8095
     Boston, MA 02266-8095


Please send me an MOMENTUM(SM) SAI dated May 1, 2011.


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                                    State           Zip


                                                                          e13451

MOMENTUM(SM)

A group variable and fixed deferred annuity contract


STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2011


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related MOMENTUM(SM) prospectus, dated May 1, 2011. That prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office at AXA Equitable, Defined Contribution Services, P.O. Box 8095, Boston, MA 02266-8095, by calling toll free, 1-800-528-0204, or by contacting your financial professional.



TABLE OF CONTENTS

Who is AXA Equitable?                                              2
Additional information about the MOMENTUM(SM) program              2
How we deduct the MOMENTUM(SM) quarterly administrative charge     3
Description of contribution sources for the MOMENTUM(SM) program   3
Additional loan provisions                                         3
Calculation of annuity payments                                    4
Custodian and independent registered public accounting firm        4
Distribution of the contracts                                      4
ERISA information statement                                        4
Calculating unit values                                            5
Financial statements                                               5



  MOMENTUM(SM) is a service mark of AXA Equitable Life Insurance Company (AXA
                   Equitable). Distributed by its affiliate,
       AXA Advisors, LLC, 1290 Avenue of the Americas, New York, NY 10104 Copyright 2011 AXA Equitable Life Insurance Company - All rights reserved



                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                          e13451
                                                                        Momentum

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


ADDITIONAL INFORMATION ABOUT THE MOMENTUM(SM) PROGRAM


PLAN ELIGIBILITY REQUIREMENTS

Under the Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Code may require that the plan cover all employees even if they previously elected not to participate.


VESTING UNDER THE PLAN


Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Plan. The participant's retirement account value attributable to salary deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective, rollover, Roth contributions, Roth rollover contributions and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. A participant who terminates employment before that time forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:

---------------------------------------------------------------
  YEARS    SCHEDULE A   SCHEDULE B   SCHEDULE C   SCHEDULE D
    OF       VESTED       VESTED       VESTED       VESTED
 SERVICE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
---------------------------------------------------------------
    1         0%           0%           0%          100%
    2        100%          20%          0%          100%
    3        100%          40%         100%         100%
    4        100%          60%         100%         100%
    5        100%          80%         100%         100%
    6        100%         100%         100%         100%
---------------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule D or one at least as favorable to participants.

If the plan is not top "heavy" and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Plan, instead elect one of the following vesting schedules for employer matching contributions or one at least as favorable to participants:

--------------------------------------------
                 SCHEDULE E   SCHEDULE F
    YEARS OF       VESTED       VESTED
    SERVICE      PERCENTAGE   PERCENTAGE
--------------------------------------------
  Less than 2       0%             0%
       2            20%            0%
       3            40%           100%
       4            60%           100%
       5            80%           100%
       6           100%           100%
--------------------------------------------

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year "graded vesting" schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.



BENEFIT DISTRIBUTIONS

To begin receiving benefits (including annuity payments) under a Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:




--------------------------------------------------------------------------
                       FORM RECEIVED
                       AT THE                  WHEN ELIGIBLE
TYPE OF                PROCESSING              TO RECEIVE
DISTRIBUTION           OFFICE                  DISTRIBUTION
--------------------------------------------------------------------------
Single Sum             N/A                     The 1st business day
Payments                                       that is 7 calendar
                                               days after we receive
Annuities                                      the form.
--------------------------------------------------------------------------
In-Service             N/A                     The business day on
Withdrawals                                    which we receive the
                                               form.
Hardship
Withdrawals

Withdrawals of
Post-Tax
Employee
Contributions
--------------------------------------------------------------------------
Installment Payments   1st through 25th        The 1st business day
                       business day of         of the following cal-
                       month inclusive. 26th   endar month. The 1st
                       through 31st busi-      business day of the
                       ness day of month       second following
                       inclusive.              calendar month.
--------------------------------------------------------------------------




In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity payments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.

HOW WE DEDUCT THE MOMENTUM(SM) QUARTERLY ADMINISTRATIVE CHARGE


Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, 0.50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We do not make any deduction if your retirement account value equals or exceeds $25,000. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest option, EQ/Common Stock Index, AXA Moderate Allocation, Multimanager Aggressive Equity, Multimanager Multi-Sector Bond, EQ/Money Market, EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS, EQ/Large Cap Value PLUS, EQ/Equity 500 Index, EQ International Equity Index(1), EQ/AllianceBernstein Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution sources are the variable investment options funded through the remaining Trust portfolios. If necessary we will deduct the administrative charge on a pro rata basis from these options.

For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest option. If there is no money in the guaranteed interest option, we will attempt to deduct the charge from the EQ/Common Stock Index option, then AXA Moderate Allocation, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.


DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM(SM) PROGRAM

These are the sources of contributions under qualified plans:


EMPLOYER CONTRIBUTIONS

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.


MATCHING CONTRIBUTIONS

These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's non-Roth post-tax contributions, Roth contributions or pre-tax salary deferral contributions to the plan.


POST-TAX CONTRIBUTIONS

These are non-Roth after-tax contributions made by a participant in accordance with the terms of a plan.


ROTH CONTRIBUTIONS

These are post-tax salary deferral contributions made to a 401(k) plan pursuant to Section 402A of the Code.



SALARY-DEFERRAL CONTRIBUTIONS

These are pre-tax contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).


PRIOR PLAN CONTRIBUTIONS

These are contributions transferred to a plan from another profit sharing plan of the same employer.


PRIOR PENSION CONTRIBUTIONS

These are contributions transferred from another qualified plan which require separate accounting pursuant to Revenue Ruling 94-76.


ROLLOVER CONTRIBUTIONS

These are contributions transferred or rolled over to a plan from another qualified plan, an IRA, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code.


ROTH ROLLOVER CONTRIBUTIONS

These are contributions transferred or rolled over from another qualified plan, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code which require separate accounting under Section 402A of the Code.


QUALIFIED NON-ELECTIVE AND QUALIFIED MATCHING CONTRIBUTIONS


These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Code. This source is called the employer 401(k) Account in the Plan.


ADDITIONAL LOAN PROVISIONS

Under the MOMENTUM(SM) contract, (1) the minimum amount of the loan is $1,000 and (2) the maximum amount of the loan is 50% of the participant's vested retirement account value. A plan loan may never be greater than $50,000, less the highest outstanding loan balance in the preceding twelve calendar months. We will deduct the plan loan from the investment options you specify when you request the loan. The loan term must comply with applicable law. See "Tax information" in the Prospectus.

If there is a loan outstanding under an EQUI-VEST(R) corporate trusteed contract and you convert it to the MOMENTUM(SM) contract, the retirement account value established for the participant under the MOMENTUM(SM) contract will be equal to the account value under the EQUI-VEST(SM) contract, less the principal amount of the loan outstanding on the effective date of conversion. That means we will reduce the account value under the EQUI-VEST(SM) contract by the principal amount of the loan. You may withdraw or transfer amounts that were in the EQUI-VEST(SM) loan reserve account in excess of the principal balance of the loan, subject to any restrictions in the MOMENTUM(SM) contract.


----------------------

(1) This is the investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. The investment option's former name was EQ/AllianceBernstein International.

If you, as the employer, are transferring plan assets to the MOMENTUM(SM) program, outstanding plan loans may also be transferred to the MOMENTUM(SM) contract. We refer to these loans as "takeover loans." We will not impose a withdrawal charge if a takeover loan defaults. Also, we will not deem defaulted takeover loans as withdrawals for purposes of calculating the minimum death benefits. We will allocate repayments of takeover loans to the guaranteed interest option. Loans converted from EQUI-VEST(SM) corporate trusteed to MOMENTUM(SM) are not takeover loans.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payment under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the option reduced for each day in the valuation period by:

o .00013366 of the net investment factor if the assumed base rate of net investment return is 5% a year; or

o .00009425 of the net investment factor if the assumed base rate of net investment return is 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

All contracts have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3-1/2% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3-1/2% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as you specify. The first three monthly payments are the same. The initial payment will be calculated using the basis guarantee in the contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the payments under the annuity depend on the life of an annuitant, the age of the annuitant(s) will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. We will calculate each monthly payment by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. We calculate the number of units by dividing the first monthly payment by the annuity unit value for the valuation period. This includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.


ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the retirement account value on a retirement date is enough to fund an annuity with a monthly payment of $100. Also assume that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2011, the annuity payment due in December 2011 would be $95.19 (the number of units (26.74) times $3.56).



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period ended December 31, 2010, and the consolidated financial statements of AXA Equitable at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2010, 2009 and 2008. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $576,147,169 in 2010, $557,277,070 in 2009 and $677,871,467 in 2008. Of these amounts, for each of these three years, AXA Advisors retained $364,376,758, $306,063,542 and $356,304,358 respectively.



ERISA INFORMATION STATEMENT

The U.S. Department of Labor has issued a class exemption (PTE 84-24) with respect to certain transactions involving insurance company products and employee benefit plans subject to ERISA. When applicable, the exemption requires that certain information be provided to the Plan and that the employer or other appropriate fiduciary acknowledge receipt of the information and approve the transaction. AXA Equitable, AXA Network, LLC ("AXA Network"), AXA Advisors and the Financial Professional(s) listed on the Associate Information Form are providing you with this Information Statement, even though this Information Statement may not be required under PTE 84-24 with respect to this transaction. AXA Network is a licensed insurance agency and AXA Advisors is a registered broker-dealer. Each is an affiliate of AXA Equitable. AXA Equitable has retained its affiliate AXA Network as its general agent to distribute AXA Equitable policies and contracts through the Financial Professionals. AXA Network is responsible for all administrative and operational functions in connection with the distribution of AXA Equitable products by the Financial Professionals, including training, wholesaling support and other marketing functions. AXA Equitable pays compensation to AXA Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale.

Each licensed Financial Professional of AXA Advisors, ("Financial Professional") will receive compensation from AXA Equitable for the sale and servicing of a MOMENTUM(SM) contract. ("Servicing" does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this MOMENTUM(SM) contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with AXA Network, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of AXA Equitable.


SCHEDULE OF MAXIMUM COMMISSION AND SERVICE FEES: AXA Network pays premium-based compensation on MOMENTUM(SM) contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a rate of 3.0%, 1.5% or 0.5% on all contributions and transfers to the contract for the Participant whose attained age (last birthday) at the beginning of the participation year during which payment is received is under age 55, age 55 through 59, or at least age 60, respectively. Compensation is not payable on transfers to the contract from another AXA Equitable funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the MOMENTUM(SM) contract.



CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. The unit values may vary.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   ( a )
                                   (---) - c
                                   ( b )
where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of such Trusts.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)


(c) is the daily charges relating to the contracts for mortality risks, expenses, expense risks, death benefits and financial accounting, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. These charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Common Stock Index options and 1.34% for all other variable investment options.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm..................  FSA-2
Financial Statements:
  Statements of Assets and Liabilities, December 31, 2010 ...............  FSA-3
  Statements of Operations for the Year Ended December 31, 2010 ......... FSA-51
  Statements of Changes in Net Assets for the Years Ended December 31,
   2010 and 2009 ........................................................ FSA-68
  Notes to Financial Statements ......................................... FSA-98


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm .................    F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009 ..............    F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
    2010, 2009 and 2008. .................................................   F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010, 2009
    and 2008. ...........................................................    F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
    December 31, 2010, 2009 and 2008. ....................................   F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
    2009 and 2008. ......................................................    F-7
   Notes to Consolidated Financial Statements ...........................    F-9


                                     FSA-1
                                                                          e13349

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A, as listed in Note 1 to such financial statements, at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

                                                             ALL ASSET      AMERICAN CENTURY VP     AXA AGGRESSIVE
                                                            ALLOCATION*        MID CAP VALUE          ALLOCATION*
                                                            -----------     -------------------     --------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $11,924,788           $472,185           $357,012,245
Receivable for The Trusts shares sold.....................       10,319                 --                     --
Receivable for policy-related transactions................           --                806                563,392
                                                            -----------           --------           ------------
  Total assets............................................   11,935,107            472,991            357,575,637
                                                            -----------           --------           ------------
LIABILITIES:
Payable for The Trusts shares purchased...................           --                806                563,392
Payable for policy-related transactions...................        8,846                 --                     --
                                                            -----------           --------           ------------
  Total liabilities.......................................        8,846                806                563,392
                                                            -----------           --------           ------------
NET ASSETS................................................  $11,926,261           $472,185           $357,012,245
                                                            ===========           ========           ============
NET ASSETS:
Accumulation Units........................................   11,926,261            472,014            357,010,451
Contracts in payout (annuitization) period................           --                 --                     --
Retained by AXA Equitable in Separate Account A...........           --                171                  1,794
                                                            -----------           --------           ------------
TOTAL NET ASSETS..........................................  $11,926,261           $472,185           $357,012,245
                                                            ===========           ========           ============
Investments in shares of The Trusts, at cost..............  $11,385,870           $430,535           $334,677,973
The Trusts shares held
 Class A..................................................           --                 --                     --
 Class B..................................................      644,446                 --             35,595,781
 Class II.................................................           --             33,394                     --

                                                             AXA BALANCED     AXA CONSERVATIVE       AXA CONSERVATIVE
                                                               STRATEGY*         ALLOCATION*         GROWTH STRATEGY*
                                                             ------------     ----------------       ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $21,552,013        $103,215,334            $3,722,458
Receivable for The Trusts shares sold.....................           764                  --                   131
Receivable for policy-related transactions................            --              41,971                    --
                                                             -----------        ------------            ----------
  Total assets............................................    21,552,777         103,257,305             3,722,589
                                                             -----------        ------------            ----------
LIABILITIES:
Payable for The Trusts shares purchased...................            --              41,971                    --
Payable for policy-related transactions...................           764                  --                   131
                                                             -----------        ------------            ----------
  Total liabilities.......................................           764              41,971                   131
                                                             -----------        ------------            ----------
NET ASSETS................................................   $21,552,013        $103,215,334            $3,722,458
                                                             ===========        ============            ==========
NET ASSETS:
Accumulation Units........................................    21,552,007         103,214,934             3,722,271
Contracts in payout (annuitization) period................            --                  --                    --
Retained by AXA Equitable in Separate Account A...........             6                 400                   187
                                                             -----------        ------------            ----------
TOTAL NET ASSETS..........................................   $21,552,013        $103,215,334            $3,722,458
                                                             ===========        ============            ==========
Investments in shares of The Trusts, at cost..............   $20,476,056        $103,981,465            $3,550,292
The Trusts shares held
 Class A..................................................        28,594                  --                    --
 Class B..................................................     1,728,186          10,794,301               310,278
 Class II.................................................            --                  --                    --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            AXA CONSERVATIVE    AXA CONSERVATIVE-PLUS     AXA GROWTH
                                                               STRATEGY*             ALLOCATION*           STRATEGY*
                                                            ----------------    ---------------------     ----------
ASSETS:
Investments in shares of The Trusts, at fair value........     $1,475,053            $149,832,548         $1,534,858
Receivable for The Trusts shares sold.....................             52                      --                 50
Receivable for policy-related transactions................             --                  78,811                 --
                                                               ----------            ------------         ----------
  Total assets............................................      1,475,105             149,911,359          1,534,908
                                                               ----------            ------------         ----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                  78,811                 --
Payable for policy-related transactions...................             52                      --                  1
                                                               ----------            ------------         ----------
  Total liabilities.......................................             52                  78,811                  1
                                                               ----------            ------------         ----------
NET ASSETS................................................     $1,475,053            $149,832,548         $1,534,907
                                                               ==========            ============         ==========
NET ASSETS:
Accumulation Units........................................      1,475,044             149,815,438          1,534,907
Contracts in payout (annuitization) period................             --                      --                 --
Retained by AXA Equitable in Separate Account A...........              9                  17,110                 --
                                                               ----------            ------------         ----------
TOTAL NET ASSETS..........................................     $1,475,053            $149,832,548         $1,534,907
                                                               ==========            ============         ==========
Investments in shares of The Trusts, at cost..............     $1,452,045            $147,967,485         $1,435,534
The Trusts shares held
 Class A..................................................             --                      --            117,499
 Class B..................................................        131,573              15,577,147                  --

                                                                AXA MODERATE       AXA MODERATE-PLUS      AXA TACTICAL
                                                                 ALLOCATION*          ALLOCATION*         MANAGER 2000*
                                                                ------------       -----------------      -------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $1,635,277,596         $822,471,110          $416,060
Receivable for The Trusts shares sold.....................                 --                   --                --
Receivable for policy-related transactions................            626,534              367,277               566
                                                               --------------         ------------          --------
  Total assets............................................      1,635,904,130          822,838,387           416,626
                                                               --------------         ------------          --------
LIABILITIES:
Payable for The Trusts shares purchased...................            396,418              367,277               552
Payable for policy-related transactions...................                 --                   --                --
                                                               --------------         ------------          --------
  Total liabilities.......................................            396,418              367,277               552
                                                               --------------         ------------          --------
NET ASSETS................................................     $1,635,507,712         $822,471,110          $416,074
                                                               ==============         ============          ========
NET ASSETS:
Accumulation Units........................................      1,628,231,390          822,426,971           416,074
Contracts in payout (annuitization) period................          7,276,322                   --                --
Retained by AXA Equitable in Separate Account A...........                 --               44,139                --
                                                               --------------         ------------          --------
TOTAL NET ASSETS..........................................     $1,635,507,712         $822,471,110          $416,074
                                                               ==============         ============          ========
Investments in shares of The Trusts, at cost..............     $1,778,699,028         $833,581,558          $387,309
The Trusts shares held
 Class A..................................................        103,651,884                   --                --
 Class B..................................................         18,001,287           79,388,366            27,318

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                AXA TACTICAL          AXA TACTICAL         AXA TACTICAL
                                                                  MANAGER                MANAGER              MANAGER
                                                                    400*                  500*            INTERNATIONAL*
                                                                ------------          ------------        --------------
ASSETS:
Investments in shares of The Trusts, at fair value........        $954,164             $1,214,673            $638,040
Receivable for The Trusts shares sold.....................              --                     --                  --
Receivable for policy-related transactions................           1,055                  1,277                 641
                                                                  --------             ----------            --------
  Total assets............................................         955,219              1,215,950             638,681
                                                                  --------             ----------            --------
LIABILITIES:
Payable for The Trusts shares purchased...................           1,011                  1,277                 641
Payable for policy-related transactions...................              --                     --                  --
                                                                  --------             ----------            --------
  Total liabilities.......................................           1,011                  1,277                 641
                                                                  --------             ----------            --------
NET ASSETS................................................        $954,208             $1,214,673            $638,040
                                                                  ========             ==========            ========
NET ASSETS:
Accumulation Units........................................         954,208              1,214,620             637,967
Contracts in payout (annuitization) period................              --                     --                  --
Retained by AXA Equitable in Separate Account A...........              --                     53                  73
                                                                  --------             ----------            --------
TOTAL NET ASSETS..........................................        $954,208             $1,214,673            $638,040
                                                                  ========             ==========            ========
Investments in shares of The Trusts, at cost..............        $905,204             $1,148,204            $616,034
The Trusts shares held
 Class A..................................................              --                     --                  --
 Class B..................................................          62,227                 88,726              50,177

                                                                                                          EQ/AXA FRANKLIN
                                                            EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN      SMALL CAP
                                                               INTERNATIONAL*        SMALL CAP GROWTH*      VALUE CORE*
                                                            --------------------   --------------------   ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $499,542,380           $323,008,900         $15,616,287
Receivable for The Trusts shares sold.....................            50,449                     --                  --
Receivable for policy-related transactions................            45,929                390,932              70,898
                                                                ------------           ------------         -----------
  Total assets............................................       499,638,758            323,399,832          15,687,185
                                                                ------------           ------------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................                --                365,676              70,898
Payable for policy-related transactions...................                --                     --                  --
                                                                ------------           ------------         -----------
  Total liabilities.......................................                --                365,676              70,898
                                                                ------------           ------------         -----------
NET ASSETS................................................      $499,638,758           $323,034,156         $15,616,287
                                                                ============           ============         ===========
NET ASSETS:
Accumulation Units........................................       497,855,734            321,044,785          15,611,136
Contracts in payout (annuitization) period................         1,783,024              1,989,371                  --
Retained by AXA Equitable in Separate Account A...........                --                     --               5,151
                                                                ------------           ------------         -----------
TOTAL NET ASSETS..........................................      $499,638,758           $323,034,156         $15,616,287
                                                                ============           ============         ===========
Investments in shares of The Trusts, at cost..............      $591,540,802           $268,884,019         $12,988,378
The Trusts shares held
 Class A..................................................        51,267,944             16,926,548                  --
 Class B..................................................         6,950,641              2,800,924           1,526,930

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                     EQ/BLACKROCK
                                                                EQ/BLACKROCK        INTERNATIONAL     EQ/BOSTON ADVISORS
                                                            BASIC VALUE EQUITY*         VALUE*          EQUITY INCOME*
                                                            -------------------     -------------     ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $397,728,369        $260,495,547          $57,714,034
Receivable for The Trusts shares sold.....................                --                  --                   --
Receivable for policy-related transactions................           108,052              22,959              158,444
                                                                ------------        ------------          -----------
  Total assets............................................       397,836,421         260,518,506           57,872,478
                                                                ------------        ------------          -----------
LIABILITIES:
Payable for The Trusts shares purchased...................           108,052              22,959              158,444
Payable for policy-related transactions...................                --                  --                   --
                                                                ------------        ------------          -----------
  Total liabilities.......................................           108,052              22,959              158,444
                                                                ------------        ------------          -----------
NET ASSETS................................................      $397,728,369        $260,495,547          $57,714,034
                                                                ============        ============          ===========
NET ASSETS:
Accumulation Units........................................       397,717,089         260,490,517           57,711,753
Contracts in payout (annuitization) period................                --                  --                   --
Retained by AXA Equitable in Separate Account A...........            11,280               5,030                2,281
                                                                ------------        ------------          -----------
TOTAL NET ASSETS..........................................      $397,728,369        $260,495,547          $57,714,034
                                                                ============        ============          ===========
Investments in shares of The Trusts, at cost..............      $392,516,007        $281,359,094          $52,070,976
The Trusts shares held
 Class B..................................................        29,062,645          22,255,098           10,952,914

                                                                 EQ/CALVERT           EQ/CAPITAL            EQ/CAPITAL
                                                                  SOCIALLY             GUARDIAN              GUARDIAN
                                                                RESPONSIBLE*            GROWTH*             RESEARCH*
                                                                ------------          ----------            ----------
ASSETS:
Investments in shares of The Trusts, at fair value........      $22,221,451          $19,793,185          $168,820,635
Receivable for The Trusts shares sold.....................               --                6,735                    --
Receivable for policy-related transactions................           12,960                   --                34,076
                                                                -----------          -----------          ------------
  Total assets............................................       22,234,411           19,799,920           168,854,711
                                                                -----------          -----------          ------------
LIABILITIES:
Payable for The Trusts shares purchased...................           12,960                   --                34,076
Payable for policy-related transactions...................               --                6,735                    --
                                                                -----------          -----------          ------------
  Total liabilities.......................................           12,960                6,735                34,076
                                                                -----------          -----------          ------------
NET ASSETS................................................      $22,221,451          $19,793,185          $168,820,635
                                                                ===========          ===========          ============
NET ASSETS:
Accumulation Units........................................       22,060,786           19,776,657           168,793,539
Contracts in payout (annuitization) period................               --                   --                    --
Retained by AXA Equitable in Separate Account A...........          160,665               16,528                27,096
                                                                -----------          -----------          ------------
TOTAL NET ASSETS..........................................      $22,221,451          $19,793,185          $168,820,635
                                                                ===========          ===========          ============
Investments in shares of The Trusts, at cost..............      $22,115,543          $17,714,060          $176,794,601
The Trusts shares held
 Class B..................................................        3,089,310            1,505,213            13,887,842

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                     EQ/DAVIS
                                                            EQ/COMMON STOCK      EQ/CORE BOND        NEW YORK
                                                                 INDEX*             INDEX*           VENTURE*
                                                            ---------------      ------------      -----------
ASSETS:
Investments in shares of The Trusts, at fair value........  $2,170,915,261       $127,025,290      $28,092,063
Receivable for The Trusts shares sold.....................              --             73,890               --
Receivable for policy-related transactions................         270,766                 --           42,905
                                                            --------------       ------------      -----------
  Total assets............................................   2,171,186,027        127,099,180       28,134,968
                                                            --------------       ------------      -----------
LIABILITIES:
Payable for The Trusts shares purchased...................         267,372                 --           42,905
Payable for policy-related transactions...................              --             73,890               --
                                                            --------------       ------------      -----------
  Total liabilities.......................................         267,372             73,890           42,905
                                                            --------------       ------------      -----------
NET ASSETS................................................  $2,170,918,655       $127,025,290      $28,092,063
                                                            ==============       ============      ===========
NET ASSETS:
Accumulation Units........................................   2,156,835,914        127,022,109       28,091,732
Contracts in payout (annuitization) period................      13,984,394                 --               --
Retained by AXA Equitable in Separate Account A...........          98,347              3,181              331
                                                            --------------       ------------      -----------
TOTAL NET ASSETS..........................................  $2,170,918,655       $127,025,290      $28,092,063
                                                            ==============       ============      ===========
Investments in shares of The Trusts, at cost..............  $2,411,466,558       $131,597,072      $23,105,389
The Trusts shares held
 Class A..................................................     128,802,172                 --               --
 Class B..................................................       6,308,203         13,063,908        2,885,482

                                                                EQ/EQUITY          EQ/EQUITY        EQ/FRANKLIN
                                                                500 INDEX*       GROWTH PLUS*      CORE BALANCED*
                                                              ------------       ------------      --------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $799,097,280       $371,772,948       $78,747,316
Receivable for The Trusts shares sold.....................              --                 --                --
Receivable for policy-related transactions................         692,674             24,397            32,882
                                                              ------------       ------------       -----------
  Total assets............................................     799,789,954        371,797,345        78,780,198
                                                              ------------       ------------       -----------
LIABILITIES:
Payable for The Trusts shares purchased...................         692,674             24,397            32,882
Payable for policy-related transactions...................              --                 --                --
                                                              ------------       ------------       -----------
  Total liabilities.......................................         692,674             24,397            32,882
                                                              ------------       ------------       -----------
NET ASSETS................................................    $799,097,280       $371,772,948       $78,747,316
                                                              ============       ============       ===========
NET ASSETS:
Accumulation Units........................................     795,511,115        371,770,697        78,731,124
Contracts in payout (annuitization) period................       3,503,843                 --                --
Retained by AXA Equitable in Separate Account A...........          82,322              2,251            16,192
                                                              ------------       ------------       -----------
TOTAL NET ASSETS..........................................    $799,097,280       $371,772,948       $78,747,316
                                                              ============       ============       ===========
Investments in shares of The Trusts, at cost..............    $776,866,750       $349,841,159       $74,407,594
The Trusts shares held
 Class A..................................................      32,253,643                 --                --
 Class B..................................................       4,193,938         24,877,058         9,190,100

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                             EQ/FRANKLIN                                    EQ/GAMCO
                                                               TEMPLETON        EQ/GAMCO MERGERS &       SMALL COMPANY
                                                              ALLOCATION*          ACQUISITIONS*             VALUE*
                                                              -----------       ------------------       -------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $48,732,199           $18,671,194          $341,922,230
Receivable for The Trusts shares sold.....................             --                    --                    --
Receivable for policy-related transactions................         26,672                95,543               282,115
                                                              -----------           -----------          ------------
  Total assets............................................     48,758,871            18,766,737           342,204,345
                                                              -----------           -----------          ------------
LIABILITIES:
Payable for The Trusts shares purchased...................         26,672                95,543               282,033
Payable for policy-related transactions...................             --                    --                    --
                                                              -----------           -----------          ------------
  Total liabilities.......................................         26,672                95,543               282,033
                                                              -----------           -----------          ------------
NET ASSETS................................................    $48,732,199           $18,671,194          $341,922,312
                                                              ===========           ===========          ============
NET ASSETS:
Accumulation Units........................................     48,725,237            18,663,668           341,922,312
Contracts in payout (annuitization) period................             --                    --                    --
Retained by AXA Equitable in Separate Account A...........          6,962                 7,526                    --
                                                              -----------           -----------          ------------
TOTAL NET ASSETS..........................................    $48,732,199           $18,671,194          $341,922,312
                                                              ===========           ===========          ============
Investments in shares of The Trusts, at cost..............    $44,785,525           $17,329,085          $249,027,674
The Trusts shares held
 Class A..................................................             --                    --                    --
 Class B..................................................      6,254,442             1,497,615             8,746,176

                                                                                       EQ/GLOBAL        EQ/INTERMEDIATE
                                                             EQ/GLOBAL BOND          MULTI-SECTOR          GOVERNMENT
                                                                  PLUS*                 EQUITY*           BOND INDEX*
                                                             --------------          ------------       ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $73,540,572           $448,407,838         $98,508,733
Receivable for The Trusts shares sold.....................          17,173                     --             109,910
Receivable for policy-related transactions................              --                114,506                  --
                                                               -----------           ------------         -----------
  Total assets............................................      73,557,745            448,522,344          98,618,643
                                                               -----------           ------------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................              --                114,506                  --
Payable for policy-related transactions...................          17,173                     --             109,565
                                                               -----------           ------------         -----------
  Total liabilities.......................................          17,173                114,506             109,565
                                                               -----------           ------------         -----------
NET ASSETS................................................     $73,540,572           $448,407,838         $98,509,078
                                                               ===========           ============         ===========
NET ASSETS:
Accumulation Units........................................      73,535,392            448,383,475          98,038,817
Contracts in payout (annuitization) period................              --                     --             470,261
Retained by AXA Equitable in Separate Account A...........           5,180                 24,363                  --
                                                               -----------           ------------         -----------
TOTAL NET ASSETS..........................................     $73,540,572           $448,407,838         $98,509,078
                                                               ===========           ============         ===========
Investments in shares of The Trusts, at cost..............     $72,552,251           $394,747,015         $99,492,906
The Trusts shares held
 Class A..................................................              --                     --           7,549,436
 Class B..................................................       7,389,742             35,952,464           2,436,560

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            EQ/INTERNATIONAL      EQ/INTERNATIONAL      EQ/JPMORGAN VALUE
                                                               CORE PLUS*              GROWTH*            OPPORTUNITIES*
                                                            ----------------      ----------------      -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $148,586,946           $65,393,608           $49,156,623
Receivable for The Trusts shares sold.....................              --                    --                57,599
Receivable for policy-related transactions................         117,536                46,070                    --
                                                              ------------           -----------           -----------
  Total assets............................................     148,704,482            65,439,678            49,214,222
                                                              ------------           -----------           -----------
LIABILITIES:
Payable for The Trusts shares purchased...................         117,536                46,070                    --
Payable for policy-related transactions...................              --                    --                57,599
                                                              ------------           -----------           -----------
  Total liabilities.......................................         117,536                46,070                57,599
                                                              ------------           -----------           -----------
NET ASSETS................................................    $148,586,946           $65,393,608           $49,156,623
                                                              ============           ===========           ===========
NET ASSETS:
Accumulation Units........................................     148,586,040            65,388,036            49,132,231
Contracts in payout (annuitization) period................              --                    --                    --
Retained by AXA Equitable in Separate Account A...........             906                 5,572                24,392
                                                              ------------           -----------           -----------
TOTAL NET ASSETS..........................................    $148,586,946           $65,393,608           $49,156,623
                                                              ============           ===========           ===========
Investments in shares of The Trusts, at cost..............    $138,425,035           $53,769,209           $51,246,030
The Trusts shares held
 Advisor Class............................................              --                    --                    --
 Class B..................................................      15,450,026            10,061,269             5,018,472

                                                               EQ/LARGE CAP          EQ/LARGE CAP          EQ/LARGE CAP
                                                                CORE PLUS*          GROWTH INDEX*          GROWTH PLUS*
                                                               ------------         -------------          ------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $16,127,026          $123,039,339           $240,125,355
Receivable for The Trusts shares sold.....................           4,789                24,343                 30,642
Receivable for policy-related transactions................              --                    --                     --
                                                               -----------          ------------           ------------
  Total assets............................................      16,131,815           123,063,682            240,155,997
                                                               -----------          ------------           ------------
LIABILITIES:
Payable for The Trusts shares purchased...................              --                    --                     --
Payable for policy-related transactions...................           4,789                24,343                 30,642
                                                               -----------          ------------           ------------
  Total liabilities.......................................           4,789                24,343                 30,642
                                                               -----------          ------------           ------------
NET ASSETS................................................     $16,127,026          $123,039,339           $240,125,355
                                                               ===========          ============           ============
NET ASSETS:
Accumulation Units........................................      16,083,981           123,032,943            240,110,056
Contracts in payout (annuitization) period................              --                    --                     --
Retained by AXA Equitable in Separate Account A...........          43,045                 6,396                 15,299
                                                               -----------          ------------           ------------
TOTAL NET ASSETS..........................................     $16,127,026          $123,039,339           $240,125,355
                                                               ===========          ============           ============
Investments in shares of The Trusts, at cost..............     $15,858,736          $105,626,782           $204,141,900
The Trusts shares held
 Advisor Class............................................              --                    --                     --
 Class B..................................................       2,233,938            14,381,048             14,429,576

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            EQ/LARGE CAP     EQ/LARGE CAP       EQ/LORD ABBETT
                                                            VALUE INDEX*      VALUE PLUS*     GROWTH AND INCOME*
                                                            ------------     ------------     ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $16,210,170      $818,631,392         $19,871,244
Receivable for The Trusts shares sold.....................           --            41,262                  --
Receivable for policy-related transactions................       11,059                --              14,613
                                                            -----------      ------------         -----------
  Total assets............................................   16,221,229       818,672,654          19,885,857
                                                            -----------      ------------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................       11,059                --              14,613
Payable for policy-related transactions...................           --            41,262                  --
                                                            -----------      ------------         -----------
  Total liabilities.......................................       11,059            41,262              14,613
                                                            -----------      ------------         -----------
NET ASSETS................................................  $16,210,170      $818,631,392         $19,871,244
                                                            ===========      ============         ===========
NET ASSETS:
Accumulation Units........................................   16,208,570       814,570,255          19,870,765
Contracts in payout (annuitization) period................           --         3,930,929                  --
Retained by AXA Equitable in Separate Account A...........        1,600           130,208                 479
                                                            -----------      ------------         -----------
TOTAL NET ASSETS..........................................  $16,210,170      $818,631,392         $19,871,244
                                                            ===========      ============         ===========
Investments in shares of The Trusts, at cost..............  $14,061,682      $992,472,543         $16,199,063
The Trusts shares held
 Class A..................................................           --        70,358,789                  --
 Class B..................................................    3,087,580        10,016,923           1,920,567

                                                             EQ/LORD ABBETT     EQ/MID CAP        EQ/MID CAP
                                                            LARGE CAP CORE*       INDEX*         VALUE PLUS*
                                                            ---------------    ------------     -------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $40,758,358      $331,995,503      $493,759,782
Receivable for The Trusts shares sold.....................         11,806                --                --
Receivable for policy-related transactions................             --            41,791            81,808
                                                              -----------      ------------      ------------
  Total assets............................................     40,770,164       332,037,294       493,841,590
                                                              -----------      ------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased...................             --            41,791            81,808
Payable for policy-related transactions...................         11,806                --                --
                                                              -----------      ------------      ------------
  Total liabilities.......................................         11,806            41,791            81,808
                                                              -----------      ------------      ------------
NET ASSETS................................................    $40,758,358      $331,995,503      $493,759,782
                                                              ===========      ============      ============
NET ASSETS:
Accumulation Units........................................     40,755,478       331,992,096       493,735,613
Contracts in payout (annuitization) period................             --                --                --
Retained by AXA Equitable in Separate Account A...........          2,880             3,407            24,169
                                                              -----------      ------------      ------------
TOTAL NET ASSETS..........................................    $40,758,358      $331,995,503      $493,759,782
                                                              ===========      ============      ============
Investments in shares of The Trusts, at cost..............    $34,151,055      $316,785,688      $436,780,163
The Trusts shares held
 Class A..................................................             --                --                --
 Class B..................................................      3,367,970        39,962,613        49,584,586

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/MONEY          EQ/MONTAG &        EQ/MORGAN STANLEY
                                                               MARKET*        CALDWELL GROWTH*       MID CAP GROWTH*
                                                            ------------      ----------------     -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $113,984,352         $40,464,772           $166,176,396
Receivable for The Trusts shares sold.....................        95,461               8,640                     --
Receivable for policy-related transactions................            --                  --                132,156
                                                            ------------         -----------           ------------
  Total assets............................................   114,079,813          40,473,412            166,308,552
                                                            ------------         -----------           ------------
LIABILITIES:
Payable for The Trusts shares purchased...................            --                  --                132,156
Payable for policy-related transactions...................       174,167               8,640                     --
                                                            ------------         -----------           ------------
  Total liabilities.......................................       174,167               8,640                132,156
                                                            ------------         -----------           ------------
NET ASSETS................................................  $113,905,646         $40,464,772           $166,176,396
                                                            ============         ===========           ============
NET ASSETS:
Accumulation Units........................................   113,191,830          40,464,647            166,171,256
Contracts in payout (annuitization) period................       713,816                  --                     --
Retained by AXA Equitable in Separate Account A...........            --                 125                  5,140
                                                            ------------         -----------           ------------
TOTAL NET ASSETS..........................................  $113,905,646         $40,464,772           $166,176,396
                                                            ============         ===========           ============
Investments in shares of The Trusts, at cost..............  $113,999,374         $33,952,734           $129,935,897
The Trusts shares held
 Class A..................................................    76,449,145                  --                     --
 Class B..................................................    37,483,866           6,608,914              9,684,557

                                                                 EQ/MUTUAL       EQ/OPPENHEIMER       EQ/PIMCO ULTRA
                                                             LARGE CAP EQUITY*       GLOBAL*            SHORT BOND*
                                                            ------------------   --------------       --------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $30,621,672        $37,232,472         $146,027,132
Receivable for The Trusts shares sold.....................               --                 --               67,122
Receivable for policy-related transactions................           21,472             25,619                   --
                                                                -----------        -----------         ------------
  Total assets............................................       30,643,144         37,258,091          146,094,254
                                                                -----------        -----------         ------------
LIABILITIES:
Payable for The Trusts shares purchased...................           21,472             25,619                   --
Payable for policy-related transactions...................               --                 --               67,122
                                                                -----------        -----------         ------------
  Total liabilities.......................................           21,472             25,619               67,122
                                                                -----------        -----------         ------------
NET ASSETS................................................      $30,621,672        $37,232,472         $146,027,132
                                                                ===========        ===========         ============
NET ASSETS:
Accumulation Units........................................       30,619,509         37,232,243          146,021,070
Contracts in payout (annuitization) period................               --                 --                   --
Retained by AXA Equitable in Separate Account A...........            2,163                229                6,062
                                                                -----------        -----------         ------------
TOTAL NET ASSETS..........................................      $30,621,672        $37,232,472         $146,027,132
                                                                ===========        ===========         ============
Investments in shares of The Trusts, at cost..............      $28,357,265        $31,199,087         $145,469,819
The Trusts shares held
 Class A..................................................               --                 --               16,845
 Class B..................................................        3,477,582          3,526,471           14,649,777

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            EQ/QUALITY BOND    EQ/SMALL COMPANY    EQ/T. ROWE PRICE
                                                                 PLUS*              INDEX*           GROWTH STOCK*
                                                            ---------------    ----------------    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $155,862,020        $194,684,520        $136,782,505
Receivable for The Trusts shares sold.....................         52,002                  --                  --
Receivable for policy-related transactions................             --             118,873             111,630
                                                             ------------        ------------        ------------
  Total assets............................................    155,914,022         194,803,393         136,894,135
                                                             ------------        ------------        ------------
LIABILITIES:
Payable for The Trusts shares purchased...................             --             118,873             111,630
Payable for policy-related transactions...................         52,002                  --                  --
                                                             ------------        ------------        ------------
  Total liabilities.......................................         52,002             118,873             111,630
                                                             ------------        ------------        ------------
NET ASSETS................................................   $155,862,020        $194,684,520        $136,782,505
                                                             ============        ============        ============
NET ASSETS:
Accumulation Units........................................    155,024,018         194,601,427         136,779,992
Contracts in payout (annuitization) period................        658,637                  --                  --
Retained by AXA Equitable in Separate Account A...........        179,365              83,093               2,513
                                                             ------------        ------------        ------------
TOTAL NET ASSETS..........................................   $155,862,020        $194,684,520        $136,782,505
                                                             ============        ============        ============
Investments in shares of The Trusts, at cost..............   $172,975,541        $163,773,754        $117,395,506
The Trusts shares held
 Class A..................................................     14,104,562                  --                  --
 Class B..................................................      4,145,855          18,505,157           6,649,423

                                                              EQ/TEMPLETON      EQ/UBS GROWTH &     EQ/VAN KAMPEN
                                                             GLOBAL EQUITY*         INCOME*           COMSTOCK*
                                                             --------------     ---------------     -------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $31,442,520        $22,949,341        $23,240,856
Receivable for The Trusts shares sold.....................              --             24,079             15,875
Receivable for policy-related transactions................           7,046                 --                 --
                                                               -----------        -----------        -----------
  Total assets............................................      31,449,566         22,973,420         23,256,731
                                                               -----------        -----------        -----------
LIABILITIES:
Payable for The Trusts shares purchased...................           7,046                 --                 --
Payable for policy-related transactions...................              --             24,079             15,875
                                                               -----------        -----------        -----------
  Total liabilities.......................................           7,046             24,079             15,875
                                                               -----------        -----------        -----------
NET ASSETS................................................     $31,442,520        $22,949,341        $23,240,856
                                                               ===========        ===========        ===========
NET ASSETS:
Accumulation Units........................................      31,436,046         22,948,571         23,239,282
Contracts in payout (annuitization) period................              --                 --                 --
Retained by AXA Equitable in Separate Account A...........           6,474                770              1,574
                                                               -----------        -----------        -----------
TOTAL NET ASSETS..........................................     $31,442,520        $22,949,341        $23,240,856
                                                               ===========        ===========        ===========
Investments in shares of The Trusts, at cost..............     $27,888,854        $19,581,437        $19,167,488
The Trusts shares held
 Class A..................................................              --                 --                 --
 Class B..................................................       3,639,912          3,855,210          2,432,224

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                             EQ/WELLS FARGO       FIDELITY(R) VIP       FIDELITY(R) VIP
                                                            ADVANTAGE OMEGA        CONTRAFUND(R)         EQUITY-INCOME
                                                                GROWTH*              PORTFOLIO             PORTFOLIO
                                                            ---------------      ----------------      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $73,856,602           $16,899,422             $192,305
Receivable for The Trusts shares sold.....................             --                    --                   --
Receivable for policy-related transactions................        103,084               102,914                  912
                                                              -----------           -----------             --------
  Total assets............................................     73,959,686            17,002,336              193,217
                                                              -----------           -----------             --------
LIABILITIES:
Payable for The Trusts shares purchased...................        103,084               102,697                  912
Payable for policy-related transactions...................             --                    --                   --
                                                              -----------           -----------             --------
  Total liabilities.......................................        103,084               102,697                  912
                                                              -----------           -----------             --------
NET ASSETS................................................    $73,856,602           $16,899,639             $192,305
                                                              ===========           ===========             ========
NET ASSETS:
Accumulation Units........................................     73,828,522            16,899,639              191,773
Contracts in payout (annuitization) period................             --                    --                   --
Retained by AXA Equitable in Separate Account A...........         28,080                    --                  532
                                                              -----------           -----------             --------
TOTAL NET ASSETS..........................................    $73,856,602           $16,899,639             $192,305
                                                              ===========           ===========             ========
Investments in shares of The Trusts, at cost..............    $60,423,919           $15,974,496             $176,744
The Trusts shares held
 Class B..................................................      7,187,551                    --                   --
 Series II................................................             --                    --                   --
 Service Class 2..........................................             --               719,430               10,256
 Service Shares...........................................             --                    --                   --

                                                              FIDELITY(R) VIP      GOLDMAN SACHS VIT       INVESCO V.I.
                                                                  MID CAP               MID CAP              FINANCIAL
                                                                 PORTFOLIO             VALUE FUND          SERVICES FUND
                                                             ----------------     ------------------      -------------
ASSETS:
Investments in shares of The Trusts, at fair value........       $1,569,444             $376,899              $31,738
Receivable for The Trusts shares sold.....................               --                   --                   --
Receivable for policy-related transactions................            5,589                3,362                  111
                                                                 ----------             --------              -------
  Total assets............................................        1,575,033              380,261               31,849
                                                                 ----------             --------              -------
LIABILITIES:
Payable for The Trusts shares purchased...................            5,589                3,362                  110
Payable for policy-related transactions...................               --                   --                   --
                                                                 ----------             --------              -------
  Total liabilities.......................................            5,589                3,362                  110
                                                                 ----------             --------              -------
NET ASSETS................................................       $1,569,444             $376,899              $31,739
                                                                 ==========             ========              =======
NET ASSETS:
Accumulation Units........................................        1,569,273              376,752               31,739
Contracts in payout (annuitization) period................               --                   --                   --
Retained by AXA Equitable in Separate Account A...........              171                  147                   --
                                                                 ----------             --------              -------
TOTAL NET ASSETS..........................................       $1,569,444             $376,899              $31,739
                                                                 ==========             ========              =======
Investments in shares of The Trusts, at cost..............       $1,442,930             $342,588              $29,190
The Trusts shares held
 Class B..................................................               --                   --                   --
 Series II................................................               --                   --                5,708
 Service Class 2..........................................           48,847                   --                   --
 Service Shares...........................................               --               26,693                   --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                               INVESCO V.I.         INVESCO V.I.      INVESCO V.I.
                                                            GLOBAL REAL ESTATE     INTERNATIONAL      MID CAP CORE
                                                                    FUND             GROWTH FUND        EQUITY FUND
                                                           -------------------    --------------     -------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $3,634,369           $1,263,668        $1,938,372
Receivable for The Trusts shares sold.....................              --                   --                --
Receivable for policy-related transactions................          14,371                7,497             6,234
                                                                ----------           ----------        ----------
  Total assets............................................       3,648,740            1,271,165         1,944,606
                                                                ----------           ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................          14,272                7,497             6,234
Payable for policy-related transactions...................              --                   --                --
                                                                ----------           ----------        ----------
  Total liabilities.......................................          14,272                7,497             6,234
                                                                ----------           ----------        ----------
NET ASSETS................................................      $3,634,468           $1,263,668        $1,938,372
                                                                ==========           ==========        ==========
NET ASSETS:
Accumulation Units........................................       3,634,468            1,263,620         1,938,286
Contracts in payout (annuitization) period................              --                   --                --
Retained by AXA Equitable in Separate Account A...........              --                   48                86
                                                                ----------           ----------        ----------
TOTAL NET ASSETS..........................................      $3,634,468           $1,263,668        $1,938,372
                                                                ==========           ==========        ==========
Investments in shares of The Trusts, at cost..............      $3,561,535           $1,189,041        $1,845,695
The Trusts shares held
 Common Shares............................................              --                   --                --
 Series II................................................         273,056               44,574           157,848

                                                               INVESCO V.I.
                                                                 SMALL CAP         IVY FUNDS VIP      IVY FUNDS VIP
                                                                EQUITY FUND            ENERGY          HIGH INCOME
                                                               ------------        -------------      -------------
ASSETS:
Investments in shares of The Trusts, at fair value........       $787,568            $3,759,504        $5,681,635
Receivable for The Trusts shares sold.....................            104                    --           177,733
Receivable for policy-related transactions................             --                95,750                --
                                                                 --------            ----------        ----------
  Total assets............................................        787,672             3,855,254         5,859,368
                                                                 --------            ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                95,635                --
Payable for policy-related transactions...................             73                    --           177,664
                                                                 --------            ----------        ----------
  Total liabilities.......................................             73                95,635           177,664
                                                                 --------            ----------        ----------
NET ASSETS................................................       $787,599            $3,759,619        $5,681,704
                                                                 ========            ==========        ==========
NET ASSETS:
Accumulation Units........................................        787,599             3,759,619         5,681,704
Contracts in payout (annuitization) period................             --                    --                --
Retained by AXA Equitable in Separate Account A...........             --                    --                --
                                                                 --------            ----------        ----------
TOTAL NET ASSETS..........................................       $787,599            $3,759,619        $5,681,704
                                                                 ========            ==========        ==========
Investments in shares of The Trusts, at cost..............       $729,623            $3,483,915        $5,606,671
The Trusts shares held
 Common Shares............................................             --               587,909         1,627,602
 Series II................................................         48,406                    --                --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            IVY FUNDS VIP      LAZARD RETIREMENT           MFS(R)
                                                              SMALL CAP         EMERGING MARKETS       INTERNATIONAL
                                                               GROWTH           EQUITY PORTFOLIO      VALUE PORTFOLIO
                                                            -------------      -----------------      ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $267,671            $16,397,412            $6,102,087
Receivable for The Trusts shares sold.....................          --                     --                    --
Receivable for policy-related transactions................       2,174                141,697                38,081
                                                              --------            -----------            ----------
  Total assets............................................     269,845             16,539,109             6,140,168
                                                              --------            -----------            ----------
LIABILITIES:
Payable for The Trusts shares purchased...................       2,174                141,365                38,081
Payable for policy-related transactions...................          --                     --                    --
                                                              --------            -----------            ----------
  Total liabilities.......................................       2,174                141,365                38,081
                                                              --------            -----------            ----------
NET ASSETS................................................    $267,671            $16,397,744            $6,102,087
                                                              ========            ===========            ==========
NET ASSETS:
Accumulation Units........................................     267,607             16,397,744             6,101,502
Contracts in payout (annuitization) period................          --                     --                    --
Retained by AXA Equitable in Separate Account A...........          64                     --                   585
                                                              --------            -----------            ----------
TOTAL NET ASSETS..........................................    $267,671            $16,397,744            $6,102,087
                                                              ========            ===========            ==========
Investments in shares of The Trusts, at cost..............    $228,482            $16,133,959            $5,887,256
The Trusts shares held
 Common Shares............................................      25,419                     --                    --
 Service Class............................................          --                     --               395,469
 Service Shares...........................................          --                702,847                    --

                                                                                                          MFS(R)
                                                              MFS(R) INVESTORS    MFS(R) INVESTORS      TECHNOLOGY
                                                            GROWTH STOCK SERIES     TRUST SERIES        PORTFOLIO
                                                            -------------------   ----------------     -----------
ASSETS:
Investments in shares of The Trusts, at fair value........        $313,710           $1,748,014        $1,973,424
Receivable for The Trusts shares sold.....................              --                   --                --
Receivable for policy-related transactions................           1,381                7,264            22,552
                                                                  --------           ----------        ----------
  Total assets............................................         315,091            1,755,278         1,995,976
                                                                  --------           ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           1,370                7,264            22,552
Payable for policy-related transactions...................              --                   --                --
                                                                  --------           ----------        ----------
  Total liabilities.......................................           1,370                7,264            22,552
                                                                  --------           ----------        ----------
NET ASSETS................................................        $313,721           $1,748,014        $1,973,424
                                                                  ========           ==========        ==========
NET ASSETS:
Accumulation Units........................................         313,721            1,748,014         1,973,263
Contracts in payout (annuitization) period................              --                   --
Retained by AXA Equitable in Separate Account A...........              --                   --               161
                                                                  --------           ----------        ----------
TOTAL NET ASSETS..........................................        $313,721           $1,748,014        $1,973,424
                                                                  ========           ==========        ==========
Investments in shares of The Trusts, at cost..............        $301,013           $1,638,085        $1,929,654
The Trusts shares held
 Common Shares............................................              --                   --                --
 Service Class............................................          29,155               87,620           296,310
 Service Shares...........................................              --                   --                --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            MFS(R) UTILITIES         MULTIMANAGER          MULTIMANAGER
                                                                 SERIES           AGGRESSIVE EQUITY*        CORE BOND*
                                                            ----------------      ------------------       -------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $2,067,818            $626,784,994          $111,740,450
Receivable for The Trusts shares sold.....................             --                      --                    --
Receivable for policy-related transactions................         36,166                  97,670                12,325
                                                               ----------            ------------          ------------
  Total assets............................................      2,103,984             626,882,664           111,752,775
                                                               ----------            ------------          ------------
LIABILITIES:
Payable for The Trusts shares purchased...................         36,166                  32,987                12,325
Payable for policy-related transactions...................             --                      --                    --
                                                               ----------            ------------          ------------
  Total liabilities.......................................         36,166                  32,987                12,325
                                                               ----------            ------------          ------------
NET ASSETS................................................     $2,067,818            $626,849,677          $111,740,450
                                                               ==========            ============          ============
NET ASSETS:
Accumulation Units........................................      2,067,634             625,330,594           111,731,330
Contracts in payout (annuitization) period................             --               1,123,994                    --
Retained by AXA Equitable in Separate Account A...........            184                 395,089                 9,120
                                                               ----------            ------------          ------------
TOTAL NET ASSETS..........................................     $2,067,818            $626,849,677          $111,740,450
                                                               ==========            ============          ============
Investments in shares of The Trusts, at cost..............     $2,007,514            $680,931,358          $110,711,598
The Trusts shares held
 Class A..................................................             --              21,957,334                    --
 Class B..................................................             --               1,018,875            10,642,593
 Service Class............................................         82,878                      --                    --

                                                              MULTIMANAGER            MULTIMANAGER
                                                             INTERNATIONAL              LARGE CAP            MULTIMANAGER
                                                                EQUITY*               CORE EQUITY*         LARGE CAP VALUE*
                                                             -------------            ------------         ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $73,087,307             $15,030,613            $57,460,903
Receivable for The Trusts shares sold.....................        132,653                   7,623                     --
Receivable for policy-related transactions................             --                      --                 21,861
                                                              -----------             -----------            -----------
  Total assets............................................     73,219,960              15,038,236             57,482,764
                                                              -----------             -----------            -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                      --                 21,861
Payable for policy-related transactions...................        132,653                   7,623                     --
                                                              -----------             -----------            -----------
  Total liabilities.......................................        132,653                   7,623                 21,861
                                                              -----------             -----------            -----------
NET ASSETS................................................    $73,087,307             $15,030,613            $57,460,903
                                                              ===========             ===========            ===========
NET ASSETS:
Accumulation Units........................................     73,080,827              15,023,378             57,445,459
Contracts in payout (annuitization) period................             --                      --                     --
Retained by AXA Equitable in Separate Account A...........          6,480                   7,235                 15,444
                                                              -----------             -----------            -----------
TOTAL NET ASSETS..........................................    $73,087,307             $15,030,613            $57,460,903
                                                              ===========             ===========            ===========
Investments in shares of The Trusts, at cost..............    $75,776,040             $14,901,963            $53,952,999
The Trusts shares held
 Class A..................................................             --                      --                     --
 Class B..................................................      6,634,407               1,477,711              5,873,309
 Service Class............................................             --                      --                     --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                              MULTIMANAGER       MULTIMANAGER         MULTIMANAGER
                                                            MID CAP GROWTH*     MID CAP VALUE*     MULTI-SECTOR BOND*
                                                            ---------------     --------------     ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $76,175,310         $74,136,826         $122,628,964
Receivable for The Trusts shares sold.....................             --                  --               35,381
Receivable for policy-related transactions................         36,122              50,109                   --
                                                              -----------         -----------         ------------
  Total assets............................................     76,211,432          74,186,935          122,664,345
                                                              -----------         -----------         ------------
LIABILITIES:
Payable for The Trusts shares purchased...................         36,122              50,109                   --
Payable for policy-related transactions...................             --                  --               35,381
                                                              -----------         -----------         ------------
  Total liabilities.......................................         36,122              50,109               35,381
                                                              -----------         -----------         ------------
NET ASSETS................................................    $76,175,310         $74,136,826         $122,628,964
                                                              ===========         ===========         ============
NET ASSETS:
Accumulation Units........................................     76,164,756          74,121,559          122,122,932
Contracts in payout (annuitization) period................             --                  --              452,209
Retained by AXA Equitable in Separate Account A...........         10,554              15,267               53,823
                                                              -----------         -----------         ------------
TOTAL NET ASSETS..........................................    $76,175,310         $74,136,826         $122,628,964
                                                              ===========         ===========         ============
Investments in shares of The Trusts, at cost..............    $65,335,702         $60,084,642         $149,010,324
The Trusts shares held
 Class A..................................................             --                  --           23,822,031
 Class B..................................................      8,474,918           7,510,299            7,782,639



                                                                MULTIMANAGER       MULTIMANAGER       MULTIMANAGER
                                                             SMALL CAP GROWTH*   SMALL CAP VALUE*      TECHNOLOGY*
                                                             -----------------   ----------------     ------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $53,029,343        $134,635,092       $126,391,816
Receivable for The Trusts shares sold.....................               --              20,163                 --
Receivable for policy-related transactions................          257,261                  --            122,847
                                                                -----------        ------------       ------------
  Total assets............................................       53,286,604         134,655,255        126,514,663
                                                                -----------        ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased...................          257,261                  --            122,847
Payable for policy-related transactions...................               --              20,163                 --
                                                                -----------        ------------       ------------
  Total liabilities.......................................          257,261              20,163            122,847
                                                                -----------        ------------       ------------
NET ASSETS................................................      $53,029,343        $134,635,092       $126,391,816
                                                                ===========        ============       ============
NET ASSETS:
Accumulation Units........................................       52,763,893         134,604,669        126,366,314
Contracts in payout (annuitization) period................               --                  --                 --
Retained by AXA Equitable in Separate Account A...........          265,450              30,423             25,502
                                                                -----------        ------------       ------------
TOTAL NET ASSETS..........................................      $53,029,343        $134,635,092       $126,391,816
                                                                ===========        ============       ============
Investments in shares of The Trusts, at cost..............      $41,138,319        $124,834,556       $ 96,917,524
The Trusts shares held
 Class A..................................................               --                  --                 --
 Class B..................................................        6,007,189          12,472,318          9,867,584

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                         PIMCO VARIABLE
                                                                                         INSURANCE TRUST
                                                                  OPPENHEIMER        COMMODITYREALRETURN(R)   TARGET 2015
                                                            MAIN STREET FUND(R)/VA     STRATEGY PORTFOLIO     ALLOCATION*
                                                            ----------------------   ----------------------   ------------
ASSETS:
Investments in shares of The Trusts, at fair value........          $52,431                 $561,276          $20,504,530
Receivable for The Trusts shares sold.....................               --                       --               35,733
Receivable for policy-related transactions................              144                    1,588                   --
                                                                    -------                 --------          -----------
  Total assets............................................           52,575                  562,864           20,540,263
                                                                    -------                 --------          -----------
LIABILITIES:
Payable for The Trusts shares purchased...................              139                    1,587                   --
Payable for policy-related transactions...................               --                       --               35,733
                                                                    -------                 --------          -----------
  Total liabilities.......................................              139                    1,587               35,733
                                                                    -------                 --------          -----------
NET ASSETS................................................          $52,436                 $561,277          $20,504,530
                                                                    =======                 ========          ===========
NET ASSETS:
Accumulation Units........................................           52,436                  561,277           20,501,076
Contracts in payout (annuitization) period................               --                       --                   --
Retained by AXA Equitable in Separate Account A...........               --                       --                3,454
                                                                    -------                 --------          -----------
TOTAL NET ASSETS..........................................          $52,436                 $561,277          $20,504,530
                                                                    =======                 ========          ===========
Investments in shares of The Trusts, at cost..............          $48,084                 $528,855          $18,440,638
The Trusts shares held
 Advisor Class............................................               --                   61,951                   --
 Class B..................................................               --                       --            2,272,043
 Service Class............................................            2,532                       --                   --

                                                                  TARGET 2025             TARGET 2035          TARGET 2045
                                                                  ALLOCATION*             ALLOCATION*          ALLOCATION*
                                                                  -----------             -----------         ------------
ASSETS:
Investments in shares of The Trusts, at fair value........        $27,185,342             $21,520,565         $14,276,818
Receivable for The Trusts shares sold.....................                 --                      --                  --
Receivable for policy-related transactions................             17,950                  10,927               6,387
                                                                  -----------             -----------         -----------
  Total assets............................................         27,203,292              21,531,492          14,283,205
                                                                  -----------             -----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             17,950                  10,927               6,387
Payable for policy-related transactions...................                 --                      --                  --
                                                                  -----------             -----------         -----------
  Total liabilities.......................................             17,950                  10,927               6,387
                                                                  -----------             -----------         -----------
NET ASSETS................................................        $27,185,342             $21,520,565         $14,276,818
                                                                  ===========             ===========         ===========
NET ASSETS:
Accumulation Units........................................         27,183,845              21,513,199          14,275,756
Contracts in payout (annuitization) period................                 --                      --                  --
Retained by AXA Equitable in Separate Account A...........              1,497                   7,366               1,062
                                                                  -----------             -----------         -----------
TOTAL NET ASSETS..........................................        $27,185,342             $21,520,565         $14,276,818
                                                                  ===========             ===========         ===========
Investments in shares of The Trusts, at cost..............        $24,249,028             $19,023,218         $12,143,161
The Trusts shares held
 Advisor Class............................................                 --                      --                  --
 Class B..................................................          3,048,406               2,428,739           1,680,238
 Service Class............................................                 --                      --                  --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                 TEMPLETON
                                                                GLOBAL BOND
                                                              SECURITIES FUND
                                                              ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $2,034,650
Receivable for The Trusts shares sold.....................              --
Receivable for policy-related transactions................          10,256
                                                                ----------
  Total assets............................................       2,044,906
                                                                ----------
LIABILITIES:
Payable for The Trusts shares purchased...................          10,256
Payable for policy-related transactions...................              --
                                                                ----------
  Total liabilities.......................................          10,256
                                                                ----------
NET ASSETS................................................      $2,034,650
                                                                ==========
NET ASSETS:
Accumulation Units........................................       2,034,571
Contracts in payout (annuitization) period................              --
Retained by AXA Equitable in Separate Account A...........              79
                                                                ----------
TOTAL NET ASSETS..........................................      $2,034,650
                                                                ==========
Investments in shares of The Trusts, at cost..............      $1,990,872
The Trusts shares held
 Class 2..................................................         104,395

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

  The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                            ------------   --------------   ------------   ------------
ALL ASSET ALLOCATION.....................        0.00%            B           $120.60            --
ALL ASSET ALLOCATION.....................        0.25%            B           $120.21            --
ALL ASSET ALLOCATION.....................        0.50%            B           $119.82            --
ALL ASSET ALLOCATION.....................        0.70%            B           $119.50            --
ALL ASSET ALLOCATION.....................        0.80%            B           $119.35            --
ALL ASSET ALLOCATION.....................        0.90%            B           $119.19             2
ALL ASSET ALLOCATION.....................        0.95%            B           $119.11             5
ALL ASSET ALLOCATION.....................        1.00%            B           $119.03             2
ALL ASSET ALLOCATION.....................        1.10%            B           $118.88             3
ALL ASSET ALLOCATION.....................        1.20%            B           $118.72            18
ALL ASSET ALLOCATION.....................        1.25%            B           $118.64             3
ALL ASSET ALLOCATION.....................        1.34%            B           $118.50            68
ALL ASSET ALLOCATION.....................        1.45%            B           $118.33            --

AMERICAN CENTURY VP MID CAP VALUE........        0.00%        Class II        $106.72            --
AMERICAN CENTURY VP MID CAP VALUE........        0.25%        Class II        $106.54            --
AMERICAN CENTURY VP MID CAP VALUE........        0.50%        Class II        $106.35            --
AMERICAN CENTURY VP MID CAP VALUE........        0.70%        Class II        $106.20            --
AMERICAN CENTURY VP MID CAP VALUE........        0.80%        Class II        $106.13            --
AMERICAN CENTURY VP MID CAP VALUE........        0.90%        Class II        $106.06            --
AMERICAN CENTURY VP MID CAP VALUE........        1.00%        Class II        $105.98            --
AMERICAN CENTURY VP MID CAP VALUE........        1.10%        Class II        $105.91            --
AMERICAN CENTURY VP MID CAP VALUE........        1.20%        Class II        $105.83             4

AXA AGGRESSIVE ALLOCATION................        0.00%            B           $144.93            --
AXA AGGRESSIVE ALLOCATION................        0.25%            B           $142.32            --
AXA AGGRESSIVE ALLOCATION................        0.50%            B           $139.76             2
AXA AGGRESSIVE ALLOCATION................        0.70%            B           $137.73             5
AXA AGGRESSIVE ALLOCATION................        0.80%            B           $167.32            --
AXA AGGRESSIVE ALLOCATION................        0.90%            B           $135.74           120
AXA AGGRESSIVE ALLOCATION................        0.95%            B           $135.24           138
AXA AGGRESSIVE ALLOCATION................        1.00%            B           $134.75            --
AXA AGGRESSIVE ALLOCATION................        1.10%            B           $133.76            91
AXA AGGRESSIVE ALLOCATION................        1.20%            B           $132.78           367
AXA AGGRESSIVE ALLOCATION................        1.25%            B           $ 81.84            56
AXA AGGRESSIVE ALLOCATION................        1.30%            B           $ 92.22            28
AXA AGGRESSIVE ALLOCATION................        1.34%            B           $131.43         1,916
AXA AGGRESSIVE ALLOCATION................        1.35%            B           $131.33             7
AXA AGGRESSIVE ALLOCATION................        1.45%            B           $130.37             1

AXA BALANCED STRATEGY....................        1.10%            A           $112.01             1
AXA BALANCED STRATEGY....................        1.25%            A           $111.79             2
AXA BALANCED STRATEGY....................        1.25%            B           $120.03            37
AXA BALANCED STRATEGY....................        1.30%            B           $119.94           139

AXA CONSERVATIVE ALLOCATION..............        0.00%            B           $131.35            --
AXA CONSERVATIVE ALLOCATION..............        0.25%            B           $128.98            --
AXA CONSERVATIVE ALLOCATION..............        0.50%            B           $126.66            --
AXA CONSERVATIVE ALLOCATION..............        0.70%            B           $124.82             1
AXA CONSERVATIVE ALLOCATION..............        0.80%            B           $121.58            --
AXA CONSERVATIVE ALLOCATION..............        0.90%            B           $123.01            24

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
AXA CONSERVATIVE ALLOCATION.............        0.95%            B           $122.57             85
AXA CONSERVATIVE ALLOCATION.............        1.00%            B           $122.12             --
AXA CONSERVATIVE ALLOCATION.............        1.10%            B           $121.23             31
AXA CONSERVATIVE ALLOCATION.............        1.20%            B           $120.34            165
AXA CONSERVATIVE ALLOCATION.............        1.25%            B           $103.79            132
AXA CONSERVATIVE ALLOCATION.............        1.30%            B           $106.89             16
AXA CONSERVATIVE ALLOCATION.............        1.34%            B           $119.11            424
AXA CONSERVATIVE ALLOCATION.............        1.35%            B           $119.02             --
AXA CONSERVATIVE ALLOCATION.............        1.45%            B           $118.15             --

AXA CONSERVATIVE GROWTH STRATEGY........        1.25%            B           $117.76             11
AXA CONSERVATIVE GROWTH STRATEGY........        1.30%            B           $117.67             20

AXA CONSERVATIVE STRATEGY...............        1.25%            B           $111.72              3
AXA CONSERVATIVE STRATEGY...............        1.30%            B           $111.64             10

AXA CONSERVATIVE-PLUS ALLOCATION........        0.00%            B           $134.11             --
AXA CONSERVATIVE-PLUS ALLOCATION........        0.25%            B           $131.70             --
AXA CONSERVATIVE-PLUS ALLOCATION........        0.50%            B           $129.33             --
AXA CONSERVATIVE-PLUS ALLOCATION........        0.70%            B           $127.45              2
AXA CONSERVATIVE-PLUS ALLOCATION........        0.80%            B           $133.38             --
AXA CONSERVATIVE-PLUS ALLOCATION........        0.90%            B           $125.60             50
AXA CONSERVATIVE-PLUS ALLOCATION........        0.95%            B           $125.14             55
AXA CONSERVATIVE-PLUS ALLOCATION........        1.00%            B           $124.69             --
AXA CONSERVATIVE-PLUS ALLOCATION........        1.10%            B           $123.78             37
AXA CONSERVATIVE-PLUS ALLOCATION........        1.20%            B           $122.87            238
AXA CONSERVATIVE-PLUS ALLOCATION........        1.25%            B           $ 97.68             83
AXA CONSERVATIVE-PLUS ALLOCATION........        1.30%            B           $103.02             25
AXA CONSERVATIVE-PLUS ALLOCATION........        1.34%            B           $121.62            753
AXA CONSERVATIVE-PLUS ALLOCATION........        1.35%            B           $121.53              1
AXA CONSERVATIVE-PLUS ALLOCATION........        1.45%            B           $120.64             --

AXA GROWTH STRATEGY.....................        1.10%            A           $114.92              7
AXA GROWTH STRATEGY.....................        1.25%            A           $114.69              6

AXA MODERATE ALLOCATION.................        0.25%            A           $132.27             --
AXA MODERATE ALLOCATION.................        0.50%            A           $105.37             --
AXA MODERATE ALLOCATION.................        0.70%            A           $169.97             11
AXA MODERATE ALLOCATION.................        0.90%            A           $202.78            166
AXA MODERATE ALLOCATION.................        1.00%            A           $212.02             --
AXA MODERATE ALLOCATION.................        1.20%            A           $179.37             73
AXA MODERATE ALLOCATION.................        1.35%            A           $210.76          1,284
AXA MODERATE ALLOCATION.................        1.35%            A           $212.10             37
AXA MODERATE ALLOCATION.................        1.45%            A           $135.24              4
AXA MODERATE ALLOCATION.................        1.75%            A           $ 63.45         16,700
AXA MODERATE ALLOCATION.................        0.25%            B           $125.10             --
AXA MODERATE ALLOCATION.................        0.50%            B           $121.93              5
AXA MODERATE ALLOCATION.................        0.70%            B           $130.91             18
AXA MODERATE ALLOCATION.................        0.80%            B           $139.68             --
AXA MODERATE ALLOCATION.................        0.90%            B           $127.21             15
AXA MODERATE ALLOCATION.................        0.90%            B           $142.39             33
AXA MODERATE ALLOCATION.................        0.95%            B           $127.22            302
AXA MODERATE ALLOCATION.................        1.00%            B           $140.51              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                          UNITS
                                         CONTRACT                                      OUTSTANDING
                                         CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                       ------------   --------------   ------------   ------------
AXA MODERATE ALLOCATION.............        1.10%            B           $125.05            167
AXA MODERATE ALLOCATION.............        1.20%            B           $135.28            994
AXA MODERATE ALLOCATION.............        1.25%            B           $ 92.96            249
AXA MODERATE ALLOCATION.............        1.30%            B           $100.87            139

AXA MODERATE-PLUS ALLOCATION........        0.00%            B           $145.92             --
AXA MODERATE-PLUS ALLOCATION........        0.25%            B           $143.29             --
AXA MODERATE-PLUS ALLOCATION........        0.50%            B           $140.71              5
AXA MODERATE-PLUS ALLOCATION........        0.70%            B           $138.67              8
AXA MODERATE-PLUS ALLOCATION........        0.80%            B           $152.94             --
AXA MODERATE-PLUS ALLOCATION........        0.90%            B           $136.66            246
AXA MODERATE-PLUS ALLOCATION........        0.95%            B           $136.16            418
AXA MODERATE-PLUS ALLOCATION........        1.00%            B           $135.67              1
AXA MODERATE-PLUS ALLOCATION........        1.10%            B           $134.67            189
AXA MODERATE-PLUS ALLOCATION........        1.20%            B           $133.69            867
AXA MODERATE-PLUS ALLOCATION........        1.25%            B           $ 88.37            156
AXA MODERATE-PLUS ALLOCATION........        1.30%            B           $ 97.20            167
AXA MODERATE-PLUS ALLOCATION........        1.34%            B           $132.32          4,210
AXA MODERATE-PLUS ALLOCATION........        1.35%            B           $132.22              8
AXA MODERATE-PLUS ALLOCATION........        1.45%            B           $131.26              2

AXA TACTICAL MANAGER 2000...........        0.00%            B           $105.76             --
AXA TACTICAL MANAGER 2000...........        0.25%            B           $105.58             --
AXA TACTICAL MANAGER 2000...........        0.25%            B           $124.22             --
AXA TACTICAL MANAGER 2000...........        0.50%            B           $105.39             --
AXA TACTICAL MANAGER 2000...........        0.50%            B           $124.12             --
AXA TACTICAL MANAGER 2000...........        0.70%            B           $105.25             --
AXA TACTICAL MANAGER 2000...........        0.70%            B           $124.04             --
AXA TACTICAL MANAGER 2000...........        0.80%            B           $105.17             --
AXA TACTICAL MANAGER 2000...........        0.90%            B           $105.10             --
AXA TACTICAL MANAGER 2000...........        0.90%            B           $123.95             --
AXA TACTICAL MANAGER 2000...........        0.95%            B           $123.93             --
AXA TACTICAL MANAGER 2000...........        1.00%            B           $105.03             --
AXA TACTICAL MANAGER 2000...........        1.10%            B           $104.95             --
AXA TACTICAL MANAGER 2000...........        1.20%            B           $104.88              2
AXA TACTICAL MANAGER 2000...........        1.20%            B           $123.83             --
AXA TACTICAL MANAGER 2000...........        1.25%            B           $123.81             --
AXA TACTICAL MANAGER 2000...........        1.34%            B           $123.77              1

AXA TACTICAL MANAGER 400............        0.00%            B           $106.93             --
AXA TACTICAL MANAGER 400............        0.25%            B           $106.74             --
AXA TACTICAL MANAGER 400............        0.25%            B           $120.16             --
AXA TACTICAL MANAGER 400............        0.50%            B           $106.56             --
AXA TACTICAL MANAGER 400............        0.50%            B           $120.06             --
AXA TACTICAL MANAGER 400............        0.70%            B           $106.41             --
AXA TACTICAL MANAGER 400............        0.70%            B           $119.98             --
AXA TACTICAL MANAGER 400............        0.80%            B           $106.33             --
AXA TACTICAL MANAGER 400............        0.90%            B           $106.26             --
AXA TACTICAL MANAGER 400............        0.90%            B           $119.90             --
AXA TACTICAL MANAGER 400............        0.95%            B           $119.88             --
AXA TACTICAL MANAGER 400............        1.00%            B           $106.18             --
AXA TACTICAL MANAGER 400............        1.10%            B           $106.11             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                UNITS
                                               CONTRACT                                      OUTSTANDING
                                               CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                             ------------   --------------   ------------   ------------
AXA TACTICAL MANAGER 400..................        1.20%            B           $106.03            5
AXA TACTICAL MANAGER 400..................        1.20%            B           $119.78           --
AXA TACTICAL MANAGER 400..................        1.25%            B           $119.76           --
AXA TACTICAL MANAGER 400..................        1.34%            B           $119.72            3

AXA TACTICAL MANAGER 500..................        0.00%            B           $104.00           --
AXA TACTICAL MANAGER 500..................        0.25%            B           $103.82           --
AXA TACTICAL MANAGER 500..................        0.25%            B           $115.75           --
AXA TACTICAL MANAGER 500..................        0.50%            B           $103.64           --
AXA TACTICAL MANAGER 500..................        0.50%            B           $115.65           --
AXA TACTICAL MANAGER 500..................        0.70%            B           $103.49           --
AXA TACTICAL MANAGER 500..................        0.70%            B           $115.58           --
AXA TACTICAL MANAGER 500..................        0.80%            B           $103.42           --
AXA TACTICAL MANAGER 500..................        0.90%            B           $103.35           --
AXA TACTICAL MANAGER 500..................        0.90%            B           $115.50           --
AXA TACTICAL MANAGER 500..................        0.95%            B           $115.48           --
AXA TACTICAL MANAGER 500..................        1.00%            B           $103.28           --
AXA TACTICAL MANAGER 500..................        1.10%            B           $103.20           --
AXA TACTICAL MANAGER 500..................        1.20%            B           $103.13            7
AXA TACTICAL MANAGER 500..................        1.20%            B           $115.38           --
AXA TACTICAL MANAGER 500..................        1.25%            B           $115.37           --
AXA TACTICAL MANAGER 500..................        1.34%            B           $115.33            3

AXA TACTICAL MANAGER INTERNATIONAL........        0.00%            B           $105.04           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.25%            B           $104.86           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.25%            B           $111.90           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.50%            B           $104.68           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.50%            B           $111.81           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.70%            B           $104.53           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.70%            B           $111.74           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.70%            B           $111.74           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.80%            B           $104.46           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.90%            B           $104.38           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.90%            B           $104.38           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.90%            B           $111.66           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.90%            B           $111.66           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.95%            B           $111.65           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.00%            B           $104.31           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.10%            B           $104.24           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.10%            B           $104.24           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.20%            B           $104.17            3
AXA TACTICAL MANAGER INTERNATIONAL........        1.20%            B           $104.17           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.20%            B           $111.55           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.20%            B           $111.55           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.25%            B           $111.53           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.34%            B           $111.50            2
AXA TACTICAL MANAGER INTERNATIONAL........        1.34%            B           $111.50           --

EQ/ALLIANCEBERNSTEIN INTERNATIONAL........        0.25%            A           $141.13           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL........        0.50%            A           $ 77.24           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL........        0.70%            A           $121.12           12
EQ/ALLIANCEBERNSTEIN INTERNATIONAL........        0.90%            A           $129.53           47

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.00%            A           $132.37             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.20%            A           $113.54             32
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.34%            A           $126.00          3,352
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.35%            A           $125.80             39
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.45%            A           $ 98.22              3
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.25%            B           $103.93             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.50%            B           $101.30              2
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.70%            B           $104.17             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.80%            B           $169.94             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.90%            B           $105.51             12
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.95%            B           $101.23            182
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.00%            B           $154.01             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.10%            B           $ 99.51             25
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.20%            B           $ 98.13            331
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.25%            B           $ 61.16             48
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.30%            B           $ 73.95             14

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.25%            A           $193.01             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.50%            A           $120.02             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.70%            A           $176.42              3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.90%            A           $220.99             13
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.00%            A           $217.96             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.20%            A           $212.01             11
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.34%            A           $207.94          1,291
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.35%            A           $207.65             11
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.45%            A           $150.43              2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.25%            B           $118.09             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.50%            B           $115.09             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.70%            B           $189.99             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.80%            B           $209.72             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.90%            B           $156.68              4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.95%            B           $184.64             82
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.00%            B           $200.32             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.10%            B           $181.49              5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.20%            B           $150.51            168
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.25%            B           $ 95.65             15
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.30%            B           $114.91              6

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.00%            B           $105.37             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.25%            B           $104.23             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.50%            B           $103.11             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.70%            B           $102.22             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.80%            B           $210.78             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.90%            B           $101.33              3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.95%            B           $101.11              7
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.00%            B           $100.89             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.10%            B           $100.45              3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.20%            B           $100.02             17
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.25%            B           $ 83.55              5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.30%            B           $ 95.04              1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.34%            B           $ 99.41            120
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.35%            B           $ 99.36             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                               ------------   --------------   ------------   ------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........        1.45%            B          $ 98.93              --

EQ/BLACKROCK BASIC VALUE EQUITY.............        0.25%            B          $148.44              --
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.50%            B          $144.66              --
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.70%            B          $180.26               6
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.80%            B          $169.09              --
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.90%            B          $171.74               4
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.90%            B          $175.79              40
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.95%            B          $145.94             130
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.00%            B          $173.59              --
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.10%            B          $171.41              23
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.20%            B          $167.98             300
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.20%            B          $169.26              30
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.25%            B          $ 81.95              98
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.30%            B          $ 92.93               7
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.34%            B          $215.34           1,394
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.35%            B          $166.08               8
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.45%            B          $162.76               1

EQ/BLACKROCK INTERNATIONAL VALUE............        0.25%            B          $116.03              --
EQ/BLACKROCK INTERNATIONAL VALUE............        0.50%            B          $113.07              --
EQ/BLACKROCK INTERNATIONAL VALUE............        0.70%            B          $137.38              28
EQ/BLACKROCK INTERNATIONAL VALUE............        0.80%            B          $172.32              --
EQ/BLACKROCK INTERNATIONAL VALUE............        0.90%            B          $134.27              49
EQ/BLACKROCK INTERNATIONAL VALUE............        0.95%            B          $133.50             119
EQ/BLACKROCK INTERNATIONAL VALUE............        1.00%            B          $132.74              --
EQ/BLACKROCK INTERNATIONAL VALUE............        1.10%            B          $131.22              13
EQ/BLACKROCK INTERNATIONAL VALUE............        1.20%            B          $129.72             164
EQ/BLACKROCK INTERNATIONAL VALUE............        1.25%            B          $ 74.65              30
EQ/BLACKROCK INTERNATIONAL VALUE............        1.30%            B          $ 86.26               8
EQ/BLACKROCK INTERNATIONAL VALUE............        1.34%            B          $127.65           1,622
EQ/BLACKROCK INTERNATIONAL VALUE............        1.35%            B          $127.50               9
EQ/BLACKROCK INTERNATIONAL VALUE............        1.45%            B          $138.00               1

EQ/BOSTON ADVISORS EQUITY INCOME............        0.00%            B          $119.67              --
EQ/BOSTON ADVISORS EQUITY INCOME............        0.25%            B          $117.82              --
EQ/BOSTON ADVISORS EQUITY INCOME............        0.50%            B          $116.00               1
EQ/BOSTON ADVISORS EQUITY INCOME............        0.70%            B          $114.56               2
EQ/BOSTON ADVISORS EQUITY INCOME............        0.80%            B          $166.70              --
EQ/BOSTON ADVISORS EQUITY INCOME............        0.90%            B          $113.13              13
EQ/BOSTON ADVISORS EQUITY INCOME............        0.95%            B          $112.77              32
EQ/BOSTON ADVISORS EQUITY INCOME............        1.00%            B          $112.42              --
EQ/BOSTON ADVISORS EQUITY INCOME............        1.10%            B          $111.72               6
EQ/BOSTON ADVISORS EQUITY INCOME............        1.20%            B          $111.01              74
EQ/BOSTON ADVISORS EQUITY INCOME............        1.25%            B          $ 79.65              12
EQ/BOSTON ADVISORS EQUITY INCOME............        1.30%            B          $ 89.91               7
EQ/BOSTON ADVISORS EQUITY INCOME............        1.34%            B          $110.04             381
EQ/BOSTON ADVISORS EQUITY INCOME............        1.35%            B          $109.97              --
EQ/BOSTON ADVISORS EQUITY INCOME............        1.45%            B          $109.28              --

EQ/CALVERT SOCIALLY RESPONSIBLE.............        0.25%            B          $ 77.39              --
EQ/CALVERT SOCIALLY RESPONSIBLE.............        0.50%            B          $ 75.42              --
EQ/CALVERT SOCIALLY RESPONSIBLE.............        0.70%            B          $ 83.42               3

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                          ------------   --------------   ------------   ------------
EQ/CALVERT SOCIALLY RESPONSIBLE........        0.80%            B           $163.29             --
EQ/CALVERT SOCIALLY RESPONSIBLE........        0.90%            B           $ 81.53              5
EQ/CALVERT SOCIALLY RESPONSIBLE........        0.95%            B           $103.94              4
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.00%            B           $ 80.60             --
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.10%            B           $ 79.68              2
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.20%            B           $ 78.76             21
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.25%            B           $ 78.94              1
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.30%            B           $ 86.97             --
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.34%            B           $ 77.50            247
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.35%            B           $ 77.41             --
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.45%            B           $ 99.18             --

EQ/CAPITAL GUARDIAN GROWTH.............        0.25%            B           $ 66.12             --
EQ/CAPITAL GUARDIAN GROWTH.............        0.50%            B           $ 64.34             --
EQ/CAPITAL GUARDIAN GROWTH.............        0.70%            B           $ 72.78              1
EQ/CAPITAL GUARDIAN GROWTH.............        0.80%            B           $167.29             --
EQ/CAPITAL GUARDIAN GROWTH.............        0.90%            B           $ 71.14             10
EQ/CAPITAL GUARDIAN GROWTH.............        0.95%            B           $ 70.73             14
EQ/CAPITAL GUARDIAN GROWTH.............        1.00%            B           $ 70.33             --
EQ/CAPITAL GUARDIAN GROWTH.............        1.10%            B           $ 69.52             16
EQ/CAPITAL GUARDIAN GROWTH.............        1.20%            B           $ 68.72             33
EQ/CAPITAL GUARDIAN GROWTH.............        1.25%            B           $ 83.97              2
EQ/CAPITAL GUARDIAN GROWTH.............        1.30%            B           $ 91.46             --
EQ/CAPITAL GUARDIAN GROWTH.............        1.34%            B           $ 67.63            215
EQ/CAPITAL GUARDIAN GROWTH.............        1.35%            B           $ 67.55             --
EQ/CAPITAL GUARDIAN GROWTH.............        1.45%            B           $ 89.77             --

EQ/CAPITAL GUARDIAN RESEARCH...........        0.00%            B           $135.75             --
EQ/CAPITAL GUARDIAN RESEARCH...........        0.25%            B           $117.78             --
EQ/CAPITAL GUARDIAN RESEARCH...........        0.50%            B           $114.78             --
EQ/CAPITAL GUARDIAN RESEARCH...........        0.70%            B           $125.33              2
EQ/CAPITAL GUARDIAN RESEARCH...........        0.80%            B           $175.62             --
EQ/CAPITAL GUARDIAN RESEARCH...........        0.90%            B           $122.49             23
EQ/CAPITAL GUARDIAN RESEARCH...........        0.95%            B           $121.79             60
EQ/CAPITAL GUARDIAN RESEARCH...........        1.00%            B           $121.10             --
EQ/CAPITAL GUARDIAN RESEARCH...........        1.10%            B           $119.71              3
EQ/CAPITAL GUARDIAN RESEARCH...........        1.20%            B           $118.34            243
EQ/CAPITAL GUARDIAN RESEARCH...........        1.25%            B           $ 83.08             44
EQ/CAPITAL GUARDIAN RESEARCH...........        1.30%            B           $ 90.72              1
EQ/CAPITAL GUARDIAN RESEARCH...........        1.34%            B           $116.45          1,072
EQ/CAPITAL GUARDIAN RESEARCH...........        1.35%            B           $116.32              4
EQ/CAPITAL GUARDIAN RESEARCH...........        1.45%            B           $114.98              2

EQ/COMMON STOCK INDEX..................        0.25%            A           $156.16             --
EQ/COMMON STOCK INDEX..................        0.50%            A           $ 89.18              1
EQ/COMMON STOCK INDEX..................        0.70%            A           $135.36             22
EQ/COMMON STOCK INDEX..................        0.90%            A           $191.06             63
EQ/COMMON STOCK INDEX..................        1.00%            A           $204.58             --
EQ/COMMON STOCK INDEX..................        1.00%            A           $429.45             75
EQ/COMMON STOCK INDEX..................        1.00%            A           $465.19             27
EQ/COMMON STOCK INDEX..................        1.20%            A           $156.63             35
EQ/COMMON STOCK INDEX..................        1.35%            A           $240.35          1,526

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                       UNITS
                                      CONTRACT                                      OUTSTANDING
                                      CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                    ------------   --------------   ------------   ------------
EQ/COMMON STOCK INDEX............        1.35%            A           $251.13             44
EQ/COMMON STOCK INDEX............        1.45%            A           $ 96.59             22
EQ/COMMON STOCK INDEX............        1.75%            A           $311.66          5,168
EQ/COMMON STOCK INDEX............        0.25%            B           $ 88.78             --
EQ/COMMON STOCK INDEX............        0.50%            B           $ 86.53             --
EQ/COMMON STOCK INDEX............        0.70%            B           $ 89.43              8
EQ/COMMON STOCK INDEX............        0.80%            B           $174.53             --
EQ/COMMON STOCK INDEX............        0.90%            B           $ 91.54             22
EQ/COMMON STOCK INDEX............        0.90%            B           $102.45             13
EQ/COMMON STOCK INDEX............        0.95%            B           $ 86.90            275
EQ/COMMON STOCK INDEX............        1.00%            B           $149.56             --
EQ/COMMON STOCK INDEX............        1.10%            B           $ 85.42             11
EQ/COMMON STOCK INDEX............        1.20%            B           $ 96.63            690
EQ/COMMON STOCK INDEX............        1.25%            B           $ 76.49             46
EQ/COMMON STOCK INDEX............        1.30%            B           $ 85.37             20

EQ/CORE BOND INDEX...............        0.25%            B           $123.91             --
EQ/CORE BOND INDEX...............        0.50%            B           $121.12             --
EQ/CORE BOND INDEX...............        0.70%            B           $118.93              7
EQ/CORE BOND INDEX...............        0.80%            B           $110.07             --
EQ/CORE BOND INDEX...............        0.90%            B           $116.78             16
EQ/CORE BOND INDEX...............        0.95%            B           $116.24            155
EQ/CORE BOND INDEX...............        1.00%            B           $115.71             --
EQ/CORE BOND INDEX...............        1.10%            B           $114.66             12
EQ/CORE BOND INDEX...............        1.20%            B           $113.61            130
EQ/CORE BOND INDEX...............        1.25%            B           $ 97.32             29
EQ/CORE BOND INDEX...............        1.30%            B           $ 97.46              5
EQ/CORE BOND INDEX...............        1.34%            B           $112.15            771
EQ/CORE BOND INDEX...............        1.35%            B           $112.05              3
EQ/CORE BOND INDEX...............        1.45%            B           $111.02             --

EQ/DAVIS NEW YORK VENTURE........        0.00%            B           $ 88.12             --
EQ/DAVIS NEW YORK VENTURE........        0.25%            B           $142.32             --
EQ/DAVIS NEW YORK VENTURE........        0.25%            B           $154.88             --
EQ/DAVIS NEW YORK VENTURE........        0.50%            B           $ 86.53             --
EQ/DAVIS NEW YORK VENTURE........        0.70%            B           $ 85.90              1
EQ/DAVIS NEW YORK VENTURE........        0.80%            B           $173.83             --
EQ/DAVIS NEW YORK VENTURE........        0.90%            B           $ 85.28              7
EQ/DAVIS NEW YORK VENTURE........        0.90%            B           $ 97.97              1
EQ/DAVIS NEW YORK VENTURE........        0.95%            B           $ 85.12             25
EQ/DAVIS NEW YORK VENTURE........        1.00%            B           $ 97.55             --
EQ/DAVIS NEW YORK VENTURE........        1.00%            B           $173.20             --
EQ/DAVIS NEW YORK VENTURE........        1.10%            B           $ 92.44             12
EQ/DAVIS NEW YORK VENTURE........        1.20%            B           $ 84.34             56
EQ/DAVIS NEW YORK VENTURE........        1.25%            B           $ 83.27             11
EQ/DAVIS NEW YORK VENTURE........        1.30%            B           $ 84.16              2
EQ/DAVIS NEW YORK VENTURE........        1.34%            B           $ 83.91            215
EQ/DAVIS NEW YORK VENTURE........        1.34%            B           $ 96.11             --
EQ/DAVIS NEW YORK VENTURE........        1.35%            B           $ 96.06              2
EQ/DAVIS NEW YORK VENTURE........        1.45%            B           $ 83.57             --

EQ/EQUITY 500 INDEX..............        0.25%            A           $150.76             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/EQUITY 500 INDEX.....................        0.50%            A          $ 96.77              --
EQ/EQUITY 500 INDEX.....................        0.70%            A          $147.48              14
EQ/EQUITY 500 INDEX.....................        0.90%            A          $208.43              54
EQ/EQUITY 500 INDEX.....................        1.00%            A          $233.38              --
EQ/EQUITY 500 INDEX.....................        1.20%            A          $171.22              54
EQ/EQUITY 500 INDEX.....................        1.34%            A          $281.41           2,394
EQ/EQUITY 500 INDEX.....................        1.35%            A          $280.94              24
EQ/EQUITY 500 INDEX.....................        1.45%            A          $106.14               8
EQ/EQUITY 500 INDEX.....................        0.25%            B          $ 98.41              --
EQ/EQUITY 500 INDEX.....................        0.50%            B          $ 95.91              --
EQ/EQUITY 500 INDEX.....................        0.70%            B          $ 96.96              24
EQ/EQUITY 500 INDEX.....................        0.80%            B          $169.55              --
EQ/EQUITY 500 INDEX.....................        0.90%            B          $112.13              14
EQ/EQUITY 500 INDEX.....................        0.95%            B          $ 94.23             158
EQ/EQUITY 500 INDEX.....................        1.00%            B          $142.74              --
EQ/EQUITY 500 INDEX.....................        1.10%            B          $ 92.62              28
EQ/EQUITY 500 INDEX.....................        1.20%            B          $106.19             574
EQ/EQUITY 500 INDEX.....................        1.25%            B          $ 82.57             101
EQ/EQUITY 500 INDEX.....................        1.30%            B          $ 92.64              10

EQ/EQUITY GROWTH PLUS...................        0.25%            B          $161.54              --
EQ/EQUITY GROWTH PLUS...................        0.50%            B          $157.83               1
EQ/EQUITY GROWTH PLUS...................        0.70%            B          $154.92               7
EQ/EQUITY GROWTH PLUS...................        0.80%            B          $168.30              --
EQ/EQUITY GROWTH PLUS...................        0.90%            B          $152.06              49
EQ/EQUITY GROWTH PLUS...................        0.95%            B          $151.36             161
EQ/EQUITY GROWTH PLUS...................        1.00%            B          $150.65              --
EQ/EQUITY GROWTH PLUS...................        1.10%            B          $149.25              15
EQ/EQUITY GROWTH PLUS...................        1.20%            B          $147.86             275
EQ/EQUITY GROWTH PLUS...................        1.25%            B          $ 91.54              29
EQ/EQUITY GROWTH PLUS...................        1.30%            B          $100.05              12
EQ/EQUITY GROWTH PLUS...................        1.34%            B          $145.93           1,998
EQ/EQUITY GROWTH PLUS...................        1.35%            B          $145.80               3
EQ/EQUITY GROWTH PLUS...................        1.45%            B          $144.44               1

EQ/FRANKLIN CORE BALANCED...............        0.00%            B          $105.89              --
EQ/FRANKLIN CORE BALANCED...............        0.25%            B          $104.76              --
EQ/FRANKLIN CORE BALANCED...............        0.50%            B          $103.63              --
EQ/FRANKLIN CORE BALANCED...............        0.70%            B          $102.73               2
EQ/FRANKLIN CORE BALANCED...............        0.80%            B          $157.86              --
EQ/FRANKLIN CORE BALANCED...............        0.90%            B          $101.84              12
EQ/FRANKLIN CORE BALANCED...............        0.95%            B          $101.62              51
EQ/FRANKLIN CORE BALANCED...............        1.00%            B          $101.40              --
EQ/FRANKLIN CORE BALANCED...............        1.10%            B          $100.96              10
EQ/FRANKLIN CORE BALANCED...............        1.20%            B          $100.52             113
EQ/FRANKLIN CORE BALANCED...............        1.25%            B          $ 92.35              16
EQ/FRANKLIN CORE BALANCED...............        1.30%            B          $ 98.57              16
EQ/FRANKLIN CORE BALANCED...............        1.34%            B          $ 99.91             565
EQ/FRANKLIN CORE BALANCED...............        1.35%            B          $ 99.86              --
EQ/FRANKLIN CORE BALANCED...............        1.45%            B          $ 99.43              --

EQ/FRANKLIN TEMPLETON ALLOCATION........        0.00%            B          $ 85.89              --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.25%            B           $147.18             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.50%            B           $ 84.35             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.70%            B           $ 83.73             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.80%            B           $160.81             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.90%            B           $ 83.12              8
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.95%            B           $ 82.97             42
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.00%            B           $160.22             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.10%            B           $ 92.77             12
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.20%            B           $ 82.21             85
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.25%            B           $ 81.34             11
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.30%            B           $ 82.04             17
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.34%            B           $ 81.79            418
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.45%            B           $ 81.46             --

EQ/GAMCO MERGERS & ACQUISITIONS.........        0.00%            B           $135.51             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.25%            B           $133.60             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.50%            B           $131.72             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.70%            B           $130.22              1
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.80%            B           $133.04             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.90%            B           $128.75              3
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.95%            B           $128.38             17
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.00%            B           $128.01             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.10%            B           $127.28              5
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.20%            B           $126.55             19
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.25%            B           $101.45              9
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.30%            B           $110.64              2
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.34%            B           $125.49              2
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.34%            B           $125.54             93
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.35%            B           $125.47             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.45%            B           $124.75             --

EQ/GAMCO SMALL COMPANY VALUE............        0.00%            B           $200.19             --
EQ/GAMCO SMALL COMPANY VALUE............        0.25%            B           $197.10             --
EQ/GAMCO SMALL COMPANY VALUE............        0.50%            B           $194.05              2
EQ/GAMCO SMALL COMPANY VALUE............        0.70%            B           $191.63              5
EQ/GAMCO SMALL COMPANY VALUE............        0.80%            B           $224.85             --
EQ/GAMCO SMALL COMPANY VALUE............        0.90%            B           $189.25             37
EQ/GAMCO SMALL COMPANY VALUE............        0.95%            B           $188.65             85
EQ/GAMCO SMALL COMPANY VALUE............        1.00%            B           $188.06             --
EQ/GAMCO SMALL COMPANY VALUE............        1.10%            B           $186.88             26
EQ/GAMCO SMALL COMPANY VALUE............        1.20%            B           $185.71            264
EQ/GAMCO SMALL COMPANY VALUE............        1.25%            B           $118.42             87
EQ/GAMCO SMALL COMPANY VALUE............        1.30%            B           $140.22             14
EQ/GAMCO SMALL COMPANY VALUE............        1.34%            B           $184.08          1,363
EQ/GAMCO SMALL COMPANY VALUE............        1.35%            B           $183.96              3
EQ/GAMCO SMALL COMPANY VALUE............        1.45%            B           $182.80              1

EQ/GLOBAL BOND PLUS.....................        0.00%            B           $127.62             --
EQ/GLOBAL BOND PLUS.....................        0.25%            B           $125.96             --
EQ/GLOBAL BOND PLUS.....................        0.50%            B           $124.32             --
EQ/GLOBAL BOND PLUS.....................        0.70%            B           $123.01              2
EQ/GLOBAL BOND PLUS.....................        0.80%            B           $114.37             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
EQ/GLOBAL BOND PLUS..........................        0.90%            B           $121.72             12
EQ/GLOBAL BOND PLUS..........................        0.95%            B           $121.40             71
EQ/GLOBAL BOND PLUS..........................        1.00%            B           $121.08             --
EQ/GLOBAL BOND PLUS..........................        1.10%            B           $120.44             25
EQ/GLOBAL BOND PLUS..........................        1.20%            B           $119.80            101
EQ/GLOBAL BOND PLUS..........................        1.25%            B           $120.20             45
EQ/GLOBAL BOND PLUS..........................        1.30%            B           $121.92              2
EQ/GLOBAL BOND PLUS..........................        1.34%            B           $118.92            355
EQ/GLOBAL BOND PLUS..........................        1.35%            B           $118.85             --
EQ/GLOBAL BOND PLUS..........................        1.45%            B           $118.22             --

EQ/GLOBAL MULTI-SECTOR EQUITY................        0.25%            B           $247.51             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.50%            B           $241.20              1
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.70%            B           $181.15             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.70%            B           $296.06              4
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.70%            B           $296.06              3
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.80%            B           $183.45             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.90%            B           $178.99             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.90%            B           $288.71             18
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.90%            B           $288.71              3
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.90%            B           $342.45              3
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.95%            B           $252.98             95
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.00%            B           $285.11             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.00%            B           $285.11             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.10%            B           $281.53             15
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.20%            B           $262.52            176
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.20%            B           $277.99             48
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.25%            B           $ 79.43             84
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.30%            B           $108.81              7
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.34%            B           $181.09          1,848
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.35%            B           $272.77              7
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.45%            B           $254.37              1
EQ/GLOBAL MULTI-SECTOR EQUITY................        2.75%            B           $166.19             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        2.75%            B           $293.92             22

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.25%            A           $101.85             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.50%            A           $112.11             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.70%            A           $159.65              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.90%            A           $171.04              3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.00%            A           $ 89.89             29
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.00%            A           $170.93             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.20%            A           $156.03              2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.34%            A           $173.15            402
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.35%            A           $166.81              4
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.45%            A           $139.56             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.25%            B           $145.25             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.50%            B           $141.57             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.70%            B           $145.42             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.80%            B           $102.89             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.90%            B           $144.85              2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.95%            B           $141.32             63
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.00%            B           $114.21             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.10%            B           $138.91             8
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.20%            B           $139.60            76
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.25%            B           $106.85            26
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.30%            B           $107.32             2

EQ/INTERNATIONAL CORE PLUS...................        0.25%            B           $120.13            --
EQ/INTERNATIONAL CORE PLUS...................        0.50%            B           $117.07            --
EQ/INTERNATIONAL CORE PLUS...................        0.70%            B           $129.17             3
EQ/INTERNATIONAL CORE PLUS...................        0.80%            B           $176.22            --
EQ/INTERNATIONAL CORE PLUS...................        0.90%            B           $126.25            23
EQ/INTERNATIONAL CORE PLUS...................        0.95%            B           $154.22            54
EQ/INTERNATIONAL CORE PLUS...................        1.00%            B           $124.81            --
EQ/INTERNATIONAL CORE PLUS...................        1.10%            B           $123.38            16
EQ/INTERNATIONAL CORE PLUS...................        1.20%            B           $121.97           224
EQ/INTERNATIONAL CORE PLUS...................        1.25%            B           $ 80.07            84
EQ/INTERNATIONAL CORE PLUS...................        1.30%            B           $ 92.85             4
EQ/INTERNATIONAL CORE PLUS...................        1.34%            B           $120.02           838
EQ/INTERNATIONAL CORE PLUS...................        1.35%            B           $119.88             1
EQ/INTERNATIONAL CORE PLUS...................        1.45%            B           $147.29            --

EQ/INTERNATIONAL GROWTH......................        0.00%            B           $159.59            --
EQ/INTERNATIONAL GROWTH......................        0.25%            B           $113.03            --
EQ/INTERNATIONAL GROWTH......................        0.25%            B           $157.35            --
EQ/INTERNATIONAL GROWTH......................        0.50%            B           $112.83            --
EQ/INTERNATIONAL GROWTH......................        0.50%            B           $155.13            --
EQ/INTERNATIONAL GROWTH......................        0.70%            B           $153.37             2
EQ/INTERNATIONAL GROWTH......................        0.80%            B           $184.08            --
EQ/INTERNATIONAL GROWTH......................        0.90%            B           $151.63            16
EQ/INTERNATIONAL GROWTH......................        0.95%            B           $151.19            29
EQ/INTERNATIONAL GROWTH......................        1.00%            B           $150.76            --
EQ/INTERNATIONAL GROWTH......................        1.10%            B           $149.90             8
EQ/INTERNATIONAL GROWTH......................        1.20%            B           $149.04            49
EQ/INTERNATIONAL GROWTH......................        1.25%            B           $ 92.14            18
EQ/INTERNATIONAL GROWTH......................        1.30%            B           $109.99             2
EQ/INTERNATIONAL GROWTH......................        1.34%            B           $147.79            10
EQ/INTERNATIONAL GROWTH......................        1.34%            B           $147.85           314
EQ/INTERNATIONAL GROWTH......................        1.35%            B           $147.77            --
EQ/INTERNATIONAL GROWTH......................        1.45%            B           $146.92            --

EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.25%            B           $119.71            --
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.50%            B           $116.66            --
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.70%            B           $115.75             1
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.80%            B           $176.01            --
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.90%            B           $111.64             1
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.90%            B           $112.88             5
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.95%            B           $104.26            17
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.00%            B           $111.47            --
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.10%            B           $110.07             3
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.20%            B           $107.54            29
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.20%            B           $108.69             8
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.25%            B           $ 77.65             8
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.30%            B           $ 87.46             1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                          ------------   --------------   ------------   ------------
EQ/JPMORGAN VALUE OPPORTUNITIES........        1.34%            B           $134.73            306
EQ/JPMORGAN VALUE OPPORTUNITIES........        1.35%            B           $106.65              4
EQ/JPMORGAN VALUE OPPORTUNITIES........        1.45%            B           $104.20              1

EQ/LARGE CAP CORE PLUS.................        0.25%            B           $ 97.60             --
EQ/LARGE CAP CORE PLUS.................        0.50%            B           $ 95.11             --
EQ/LARGE CAP CORE PLUS.................        0.70%            B           $ 98.78             --
EQ/LARGE CAP CORE PLUS.................        0.80%            B           $168.28             --
EQ/LARGE CAP CORE PLUS.................        0.90%            B           $ 96.54              5
EQ/LARGE CAP CORE PLUS.................        0.95%            B           $ 95.99             10
EQ/LARGE CAP CORE PLUS.................        1.00%            B           $ 95.44             --
EQ/LARGE CAP CORE PLUS.................        1.10%            B           $ 94.35              1
EQ/LARGE CAP CORE PLUS.................        1.20%            B           $ 93.27             25
EQ/LARGE CAP CORE PLUS.................        1.25%            B           $ 83.52              3
EQ/LARGE CAP CORE PLUS.................        1.30%            B           $ 91.35             --
EQ/LARGE CAP CORE PLUS.................        1.34%            B           $ 91.78            129
EQ/LARGE CAP CORE PLUS.................        1.35%            B           $ 91.67             --
EQ/LARGE CAP CORE PLUS.................        1.45%            B           $ 90.62             --

EQ/LARGE CAP GROWTH INDEX..............        0.25%            B           $ 76.34             --
EQ/LARGE CAP GROWTH INDEX..............        0.50%            B           $ 74.39              1
EQ/LARGE CAP GROWTH INDEX..............        0.70%            B           $ 80.76              1
EQ/LARGE CAP GROWTH INDEX..............        0.80%            B           $172.65             --
EQ/LARGE CAP GROWTH INDEX..............        0.90%            B           $ 78.93             14
EQ/LARGE CAP GROWTH INDEX..............        0.95%            B           $ 78.48            100
EQ/LARGE CAP GROWTH INDEX..............        1.00%            B           $ 78.03             --
EQ/LARGE CAP GROWTH INDEX..............        1.10%            B           $ 77.14              6
EQ/LARGE CAP GROWTH INDEX..............        1.20%            B           $ 76.26            179
EQ/LARGE CAP GROWTH INDEX..............        1.25%            B           $100.91              8
EQ/LARGE CAP GROWTH INDEX..............        1.30%            B           $112.27              1
EQ/LARGE CAP GROWTH INDEX..............        1.34%            B           $ 75.04          1,314
EQ/LARGE CAP GROWTH INDEX..............        1.35%            B           $ 74.95              3
EQ/LARGE CAP GROWTH INDEX..............        1.45%            B           $ 74.09              1

EQ/LARGE CAP GROWTH PLUS...............        0.25%            B           $ 66.93             --
EQ/LARGE CAP GROWTH PLUS...............        0.50%            B           $ 65.22              1
EQ/LARGE CAP GROWTH PLUS...............        0.70%            B           $114.39              3
EQ/LARGE CAP GROWTH PLUS...............        0.80%            B           $170.13             --
EQ/LARGE CAP GROWTH PLUS...............        0.90%            B           $ 99.88              5
EQ/LARGE CAP GROWTH PLUS...............        0.90%            B           $111.55             24
EQ/LARGE CAP GROWTH PLUS...............        0.95%            B           $ 94.14             73
EQ/LARGE CAP GROWTH PLUS...............        1.00%            B           $110.16             --
EQ/LARGE CAP GROWTH PLUS...............        1.10%            B           $108.78              4
EQ/LARGE CAP GROWTH PLUS...............        1.20%            B           $103.14            145
EQ/LARGE CAP GROWTH PLUS...............        1.20%            B           $107.41              6
EQ/LARGE CAP GROWTH PLUS...............        1.25%            B           $ 94.63              4
EQ/LARGE CAP GROWTH PLUS...............        1.30%            B           $108.94              2
EQ/LARGE CAP GROWTH PLUS...............        1.34%            B           $157.73          1,338
EQ/LARGE CAP GROWTH PLUS...............        1.35%            B           $105.39             15
EQ/LARGE CAP GROWTH PLUS...............        1.45%            B           $ 99.94              6

EQ/LARGE CAP VALUE INDEX...............        0.00%            B           $ 63.43             --
EQ/LARGE CAP VALUE INDEX...............        0.25%            B           $ 62.61             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/LARGE CAP VALUE INDEX................        0.25%            B           $102.97             --
EQ/LARGE CAP VALUE INDEX................        0.25%            B           $131.70             --
EQ/LARGE CAP VALUE INDEX................        0.50%            B           $ 61.79             --
EQ/LARGE CAP VALUE INDEX................        0.50%            B           $102.79             --
EQ/LARGE CAP VALUE INDEX................        0.70%            B           $ 61.14             --
EQ/LARGE CAP VALUE INDEX................        0.80%            B           $172.11             --
EQ/LARGE CAP VALUE INDEX................        0.90%            B           $ 60.50              6
EQ/LARGE CAP VALUE INDEX................        0.95%            B           $ 60.34             17
EQ/LARGE CAP VALUE INDEX................        1.00%            B           $ 60.18             --
EQ/LARGE CAP VALUE INDEX................        1.10%            B           $ 59.86              5
EQ/LARGE CAP VALUE INDEX................        1.20%            B           $ 59.54             30
EQ/LARGE CAP VALUE INDEX................        1.25%            B           $ 50.06              9
EQ/LARGE CAP VALUE INDEX................        1.30%            B           $ 54.96              1
EQ/LARGE CAP VALUE INDEX................        1.34%            B           $ 59.10            207
EQ/LARGE CAP VALUE INDEX................        1.35%            B           $ 59.07              1
EQ/LARGE CAP VALUE INDEX................        1.45%            B           $ 58.76             --

EQ/LARGE CAP VALUE PLUS.................        0.50%            A           $118.77             --
EQ/LARGE CAP VALUE PLUS.................        0.70%            A           $107.70             10
EQ/LARGE CAP VALUE PLUS.................        0.90%            A           $105.27             66
EQ/LARGE CAP VALUE PLUS.................        1.00%            A           $104.07             --
EQ/LARGE CAP VALUE PLUS.................        1.20%            A           $101.70             79
EQ/LARGE CAP VALUE PLUS.................        1.34%            A           $100.08          6,915
EQ/LARGE CAP VALUE PLUS.................        1.35%            A           $ 99.96             39
EQ/LARGE CAP VALUE PLUS.................        1.45%            A           $105.70              6
EQ/LARGE CAP VALUE PLUS.................        0.25%            B           $120.64             --
EQ/LARGE CAP VALUE PLUS.................        0.50%            B           $117.56              2
EQ/LARGE CAP VALUE PLUS.................        0.70%            B           $106.61             21
EQ/LARGE CAP VALUE PLUS.................        0.70%            B           $107.70             --
EQ/LARGE CAP VALUE PLUS.................        0.80%            B           $169.85             --
EQ/LARGE CAP VALUE PLUS.................        0.90%            B           $104.20             17
EQ/LARGE CAP VALUE PLUS.................        0.90%            B           $105.27             --
EQ/LARGE CAP VALUE PLUS.................        0.95%            B           $109.88            280
EQ/LARGE CAP VALUE PLUS.................        1.00%            B           $104.07             --
EQ/LARGE CAP VALUE PLUS.................        1.10%            B           $101.84              5
EQ/LARGE CAP VALUE PLUS.................        1.10%            B           $102.88             --
EQ/LARGE CAP VALUE PLUS.................        1.20%            B           $100.67            639
EQ/LARGE CAP VALUE PLUS.................        1.20%            B           $101.70             --
EQ/LARGE CAP VALUE PLUS.................        1.25%            B           $ 65.79             16
EQ/LARGE CAP VALUE PLUS.................        1.30%            B           $ 72.56             14

EQ/LORD ABBETT GROWTH AND INCOME........        0.00%            B           $114.16             --
EQ/LORD ABBETT GROWTH AND INCOME........        0.25%            B           $112.55             --
EQ/LORD ABBETT GROWTH AND INCOME........        0.50%            B           $110.97             --
EQ/LORD ABBETT GROWTH AND INCOME........        0.70%            B           $109.70              2
EQ/LORD ABBETT GROWTH AND INCOME........        0.80%            B           $176.30             --
EQ/LORD ABBETT GROWTH AND INCOME........        0.90%            B           $108.46              8
EQ/LORD ABBETT GROWTH AND INCOME........        0.95%            B           $108.15             11
EQ/LORD ABBETT GROWTH AND INCOME........        1.00%            B           $107.84             --
EQ/LORD ABBETT GROWTH AND INCOME........        1.10%            B           $107.23              3
EQ/LORD ABBETT GROWTH AND INCOME........        1.20%            B           $106.61             17
EQ/LORD ABBETT GROWTH AND INCOME........        1.25%            B           $ 81.88              6

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/LORD ABBETT GROWTH AND INCOME........        1.30%            B          $ 89.08               1
EQ/LORD ABBETT GROWTH AND INCOME........        1.34%            B          $105.76             140
EQ/LORD ABBETT GROWTH AND INCOME........        1.35%            B          $105.70              --
EQ/LORD ABBETT GROWTH AND INCOME........        1.45%            B          $105.09              --

EQ/LORD ABBETT LARGE CAP CORE...........        0.00%            B          $131.24              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.25%            B          $103.61              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.25%            B          $129.40              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.50%            B          $103.43              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.50%            B          $127.57              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.70%            B          $126.12               1
EQ/LORD ABBETT LARGE CAP CORE...........        0.80%            B          $161.43              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.90%            B          $124.69               4
EQ/LORD ABBETT LARGE CAP CORE...........        0.95%            B          $124.33              18
EQ/LORD ABBETT LARGE CAP CORE...........        1.00%            B          $123.98              --
EQ/LORD ABBETT LARGE CAP CORE...........        1.10%            B          $123.27               9
EQ/LORD ABBETT LARGE CAP CORE...........        1.20%            B          $122.57              65
EQ/LORD ABBETT LARGE CAP CORE...........        1.25%            B          $ 96.29              29
EQ/LORD ABBETT LARGE CAP CORE...........        1.30%            B          $106.49               1
EQ/LORD ABBETT LARGE CAP CORE...........        1.34%            B          $121.59             211
EQ/LORD ABBETT LARGE CAP CORE...........        1.34%            B          $122.57               2
EQ/LORD ABBETT LARGE CAP CORE...........        1.35%            B          $121.52              --
EQ/LORD ABBETT LARGE CAP CORE...........        1.45%            B          $120.82              --

EQ/MID CAP INDEX........................        0.25%            B          $131.21              --
EQ/MID CAP INDEX........................        0.50%            B          $127.87               1
EQ/MID CAP INDEX........................        0.70%            B          $122.35              30
EQ/MID CAP INDEX........................        0.80%            B          $199.56              --
EQ/MID CAP INDEX........................        0.90%            B          $119.83              54
EQ/MID CAP INDEX........................        0.95%            B          $119.21             127
EQ/MID CAP INDEX........................        1.00%            B          $118.59              --
EQ/MID CAP INDEX........................        1.10%            B          $117.36              26
EQ/MID CAP INDEX........................        1.20%            B          $116.13             434
EQ/MID CAP INDEX........................        1.25%            B          $ 79.71              97
EQ/MID CAP INDEX........................        1.30%            B          $ 93.28               6
EQ/MID CAP INDEX........................        1.34%            B          $114.44           2,138
EQ/MID CAP INDEX........................        1.35%            B          $114.32               2
EQ/MID CAP INDEX........................        1.45%            B          $113.13              --

EQ/MID CAP VALUE PLUS...................        0.25%            B          $182.69              --
EQ/MID CAP VALUE PLUS...................        0.50%            B          $178.03               1
EQ/MID CAP VALUE PLUS...................        0.70%            B          $141.49               6
EQ/MID CAP VALUE PLUS...................        0.80%            B          $205.49              --
EQ/MID CAP VALUE PLUS...................        0.90%            B          $137.98              36
EQ/MID CAP VALUE PLUS...................        0.90%            B          $170.75               8
EQ/MID CAP VALUE PLUS...................        0.95%            B          $173.32             142
EQ/MID CAP VALUE PLUS...................        1.00%            B          $136.25              --
EQ/MID CAP VALUE PLUS...................        1.10%            B          $134.55              12
EQ/MID CAP VALUE PLUS...................        1.20%            B          $132.44             333
EQ/MID CAP VALUE PLUS...................        1.20%            B          $132.85              28
EQ/MID CAP VALUE PLUS...................        1.25%            B          $ 84.92              26
EQ/MID CAP VALUE PLUS...................        1.30%            B          $ 97.37              11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/MID CAP VALUE PLUS...................        1.34%            B           $164.68          2,473
EQ/MID CAP VALUE PLUS...................        1.35%            B           $130.36             12
EQ/MID CAP VALUE PLUS...................        1.45%            B           $128.33              2

EQ/MONEY MARKET.........................        0.25%            A           $ 99.88             --
EQ/MONEY MARKET.........................        0.50%            A           $106.54             --
EQ/MONEY MARKET.........................        0.70%            A           $134.83              1
EQ/MONEY MARKET.........................        0.90%            A           $140.88             23
EQ/MONEY MARKET.........................        1.00%            A           $ 47.33             40
EQ/MONEY MARKET.........................        1.00%            A           $141.87             --
EQ/MONEY MARKET.........................        1.20%            A           $131.00              1
EQ/MONEY MARKET.........................        1.35%            A           $142.11            140
EQ/MONEY MARKET.........................        1.35%            A           $142.80             26
EQ/MONEY MARKET.........................        1.45%            A           $118.78              1
EQ/MONEY MARKET.........................        1.75%            A           $ 36.15          1,290
EQ/MONEY MARKET.........................        0.25%            B           $120.51             --
EQ/MONEY MARKET.........................        0.50%            B           $117.46             --
EQ/MONEY MARKET.........................        0.70%            B           $121.41              2
EQ/MONEY MARKET.........................        0.80%            B           $ 98.57             --
EQ/MONEY MARKET.........................        0.90%            B           $111.89             --
EQ/MONEY MARKET.........................        0.90%            B           $123.68              1
EQ/MONEY MARKET.........................        0.95%            B           $117.99            179
EQ/MONEY MARKET.........................        1.00%            B           $107.21             --
EQ/MONEY MARKET.........................        1.10%            B           $115.98             30
EQ/MONEY MARKET.........................        1.20%            B           $118.97             49
EQ/MONEY MARKET.........................        1.25%            B           $ 99.85             62
EQ/MONEY MARKET.........................        1.30%            B           $102.12              5

EQ/MONTAG & CALDWELL GROWTH.............        0.00%            B           $135.96             --
EQ/MONTAG & CALDWELL GROWTH.............        0.25%            B           $133.86             --
EQ/MONTAG & CALDWELL GROWTH.............        0.50%            B           $131.79             --
EQ/MONTAG & CALDWELL GROWTH.............        0.70%            B           $130.14              1
EQ/MONTAG & CALDWELL GROWTH.............        0.80%            B           $153.70             --
EQ/MONTAG & CALDWELL GROWTH.............        0.90%            B           $128.52              5
EQ/MONTAG & CALDWELL GROWTH.............        0.95%            B           $128.12             23
EQ/MONTAG & CALDWELL GROWTH.............        1.00%            B           $127.72             --
EQ/MONTAG & CALDWELL GROWTH.............        1.10%            B           $126.92              6
EQ/MONTAG & CALDWELL GROWTH.............        1.20%            B           $126.12             47
EQ/MONTAG & CALDWELL GROWTH.............        1.25%            B           $ 99.74             17
EQ/MONTAG & CALDWELL GROWTH.............        1.30%            B           $110.04              2
EQ/MONTAG & CALDWELL GROWTH.............        1.34%            B           $125.01            224
EQ/MONTAG & CALDWELL GROWTH.............        1.35%            B           $124.93             --
EQ/MONTAG & CALDWELL GROWTH.............        1.45%            B           $124.15             --

EQ/MORGAN STANLEY MID CAP GROWTH........        0.00%            B           $182.78             --
EQ/MORGAN STANLEY MID CAP GROWTH........        0.25%            B           $180.20             --
EQ/MORGAN STANLEY MID CAP GROWTH........        0.50%            B           $177.66              1
EQ/MORGAN STANLEY MID CAP GROWTH........        0.70%            B           $175.64              2
EQ/MORGAN STANLEY MID CAP GROWTH........        0.80%            B           $220.04             --
EQ/MORGAN STANLEY MID CAP GROWTH........        0.90%            B           $173.65             27
EQ/MORGAN STANLEY MID CAP GROWTH........        0.95%            B           $173.16             48
EQ/MORGAN STANLEY MID CAP GROWTH........        1.00%            B           $172.66             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/MORGAN STANLEY MID CAP GROWTH........        1.10%            B           $171.68            19
EQ/MORGAN STANLEY MID CAP GROWTH........        1.20%            B           $170.69           149
EQ/MORGAN STANLEY MID CAP GROWTH........        1.25%            B           $111.42            58
EQ/MORGAN STANLEY MID CAP GROWTH........        1.30%            B           $132.02             3
EQ/MORGAN STANLEY MID CAP GROWTH........        1.34%            B           $169.33           688
EQ/MORGAN STANLEY MID CAP GROWTH........        1.35%            B           $169.23             1
EQ/MORGAN STANLEY MID CAP GROWTH........        1.45%            B           $168.26             1

EQ/MUTUAL LARGE CAP EQUITY..............        0.00%            B           $ 94.78            --
EQ/MUTUAL LARGE CAP EQUITY..............        0.25%            B           $ 93.76            --
EQ/MUTUAL LARGE CAP EQUITY..............        0.50%            B           $ 92.75            --
EQ/MUTUAL LARGE CAP EQUITY..............        0.70%            B           $ 91.95             1
EQ/MUTUAL LARGE CAP EQUITY..............        0.80%            B           $161.51            --
EQ/MUTUAL LARGE CAP EQUITY..............        0.90%            B           $ 91.15             6
EQ/MUTUAL LARGE CAP EQUITY..............        0.95%            B           $ 90.96            15
EQ/MUTUAL LARGE CAP EQUITY..............        1.00%            B           $ 90.76            --
EQ/MUTUAL LARGE CAP EQUITY..............        1.10%            B           $ 90.36             2
EQ/MUTUAL LARGE CAP EQUITY..............        1.20%            B           $ 89.97            51
EQ/MUTUAL LARGE CAP EQUITY..............        1.25%            B           $ 77.04             4
EQ/MUTUAL LARGE CAP EQUITY..............        1.30%            B           $ 86.73            11
EQ/MUTUAL LARGE CAP EQUITY..............        1.34%            B           $ 89.42           252
EQ/MUTUAL LARGE CAP EQUITY..............        1.35%            B           $ 89.38            --
EQ/MUTUAL LARGE CAP EQUITY..............        1.45%            B           $ 88.99            --

EQ/OPPENHEIMER GLOBAL...................        0.00%            B           $111.42            --
EQ/OPPENHEIMER GLOBAL...................        0.25%            B           $110.22            --
EQ/OPPENHEIMER GLOBAL...................        0.50%            B           $109.04            --
EQ/OPPENHEIMER GLOBAL...................        0.70%            B           $108.09             1
EQ/OPPENHEIMER GLOBAL...................        0.80%            B           $182.45            --
EQ/OPPENHEIMER GLOBAL...................        0.90%            B           $107.16             6
EQ/OPPENHEIMER GLOBAL...................        0.95%            B           $106.93            27
EQ/OPPENHEIMER GLOBAL...................        1.00%            B           $106.69            --
EQ/OPPENHEIMER GLOBAL...................        1.10%            B           $106.23            12
EQ/OPPENHEIMER GLOBAL...................        1.20%            B           $105.76            52
EQ/OPPENHEIMER GLOBAL...................        1.25%            B           $ 86.98            17
EQ/OPPENHEIMER GLOBAL...................        1.30%            B           $ 99.82             1
EQ/OPPENHEIMER GLOBAL...................        1.34%            B           $105.12           240
EQ/OPPENHEIMER GLOBAL...................        1.35%            B           $105.07            --
EQ/OPPENHEIMER GLOBAL...................        1.45%            B           $104.61            --

EQ/PIMCO ULTRA SHORT BOND...............        1.10%            A           $100.28             2
EQ/PIMCO ULTRA SHORT BOND...............        1.25%            A           $100.08            --
EQ/PIMCO ULTRA SHORT BOND...............        0.00%            B           $117.24            --
EQ/PIMCO ULTRA SHORT BOND...............        0.25%            B           $115.59            --
EQ/PIMCO ULTRA SHORT BOND...............        0.50%            B           $113.96            --
EQ/PIMCO ULTRA SHORT BOND...............        0.70%            B           $112.66             5
EQ/PIMCO ULTRA SHORT BOND...............        0.80%            B           $106.64            --
EQ/PIMCO ULTRA SHORT BOND...............        0.90%            B           $111.38            28
EQ/PIMCO ULTRA SHORT BOND...............        0.95%            B           $111.07           189
EQ/PIMCO ULTRA SHORT BOND...............        1.00%            B           $110.75            --
EQ/PIMCO ULTRA SHORT BOND...............        1.10%            B           $110.12            53
EQ/PIMCO ULTRA SHORT BOND...............        1.20%            B           $109.49           180

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                        ------------   --------------   ------------   ------------
EQ/PIMCO ULTRA SHORT BOND............        1.25%            B           $110.58            96
EQ/PIMCO ULTRA SHORT BOND............        1.30%            B           $109.98             6
EQ/PIMCO ULTRA SHORT BOND............        1.34%            B           $108.61           776
EQ/PIMCO ULTRA SHORT BOND............        1.35%            B           $108.55            --
EQ/PIMCO ULTRA SHORT BOND............        1.45%            B           $107.93            --

EQ/QUALITY BOND PLUS.................        0.25%            A           $112.68            --
EQ/QUALITY BOND PLUS.................        0.50%            A           $109.76            --
EQ/QUALITY BOND PLUS.................        0.70%            A           $164.63             2
EQ/QUALITY BOND PLUS.................        0.90%            A           $182.03             9
EQ/QUALITY BOND PLUS.................        1.00%            A           $182.86            --
EQ/QUALITY BOND PLUS.................        1.20%            A           $162.21             2
EQ/QUALITY BOND PLUS.................        1.34%            A           $180.35           642
EQ/QUALITY BOND PLUS.................        1.35%            A           $190.04             8
EQ/QUALITY BOND PLUS.................        1.45%            A           $141.77            --
EQ/QUALITY BOND PLUS.................        0.25%            B           $148.62            --
EQ/QUALITY BOND PLUS.................        0.50%            B           $144.85            --
EQ/QUALITY BOND PLUS.................        0.70%            B           $149.06            --
EQ/QUALITY BOND PLUS.................        0.80%            B           $112.28            --
EQ/QUALITY BOND PLUS.................        0.90%            B           $147.22             4
EQ/QUALITY BOND PLUS.................        0.95%            B           $144.86            93
EQ/QUALITY BOND PLUS.................        1.00%            B           $117.14            --
EQ/QUALITY BOND PLUS.................        1.10%            B           $142.39            12
EQ/QUALITY BOND PLUS.................        1.20%            B           $142.01           108
EQ/QUALITY BOND PLUS.................        1.25%            B           $105.00            36
EQ/QUALITY BOND PLUS.................        1.30%            B           $105.17             4

EQ/SMALL COMPANY INDEX...............        0.25%            B           $174.79            --
EQ/SMALL COMPANY INDEX...............        0.50%            B           $170.86            --
EQ/SMALL COMPANY INDEX...............        0.70%            B           $167.76            23
EQ/SMALL COMPANY INDEX...............        0.80%            B           $201.12            --
EQ/SMALL COMPANY INDEX...............        0.90%            B           $164.72            26
EQ/SMALL COMPANY INDEX...............        0.95%            B           $163.97            42
EQ/SMALL COMPANY INDEX...............        1.00%            B           $163.22            --
EQ/SMALL COMPANY INDEX...............        1.10%            B           $161.73            11
EQ/SMALL COMPANY INDEX...............        1.20%            B           $160.25           188
EQ/SMALL COMPANY INDEX...............        1.25%            B           $ 90.99            56
EQ/SMALL COMPANY INDEX...............        1.30%            B           $100.26             4
EQ/SMALL COMPANY INDEX...............        1.34%            B           $158.20           897
EQ/SMALL COMPANY INDEX...............        1.35%            B           $158.06             2
EQ/SMALL COMPANY INDEX...............        1.45%            B           $156.61            --

EQ/T. ROWE PRICE GROWTH STOCK........        0.00%            B           $114.56            --
EQ/T. ROWE PRICE GROWTH STOCK........        0.25%            B           $112.79            --
EQ/T. ROWE PRICE GROWTH STOCK........        0.50%            B           $111.04            --
EQ/T. ROWE PRICE GROWTH STOCK........        0.70%            B           $109.66            16
EQ/T. ROWE PRICE GROWTH STOCK........        0.80%            B           $171.34            --
EQ/T. ROWE PRICE GROWTH STOCK........        0.90%            B           $108.29            27
EQ/T. ROWE PRICE GROWTH STOCK........        0.95%            B           $107.95            56
EQ/T. ROWE PRICE GROWTH STOCK........        1.00%            B           $107.61            --
EQ/T. ROWE PRICE GROWTH STOCK........        1.10%            B           $106.94            15
EQ/T. ROWE PRICE GROWTH STOCK........        1.20%            B           $106.26           266

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                        ------------   --------------   ------------   ------------
EQ/T. ROWE PRICE GROWTH STOCK........        1.25%            B          $ 90.23             64
EQ/T. ROWE PRICE GROWTH STOCK........        1.30%            B          $ 97.71              2
EQ/T. ROWE PRICE GROWTH STOCK........        1.34%            B          $105.33            853
EQ/T. ROWE PRICE GROWTH STOCK........        1.35%            B          $105.27              2
EQ/T. ROWE PRICE GROWTH STOCK........        1.45%            B          $104.60             --

EQ/TEMPLETON GLOBAL EQUITY...........        0.00%            B          $ 91.65             --
EQ/TEMPLETON GLOBAL EQUITY...........        0.25%            B          $ 90.67             --
EQ/TEMPLETON GLOBAL EQUITY...........        0.50%            B          $ 89.69             --
EQ/TEMPLETON GLOBAL EQUITY...........        0.70%            B          $ 88.92              1
EQ/TEMPLETON GLOBAL EQUITY...........        0.80%            B          $164.17             --
EQ/TEMPLETON GLOBAL EQUITY...........        0.90%            B          $ 88.15              7
EQ/TEMPLETON GLOBAL EQUITY...........        0.95%            B          $ 87.95             18
EQ/TEMPLETON GLOBAL EQUITY...........        1.00%            B          $ 87.76             --
EQ/TEMPLETON GLOBAL EQUITY...........        1.10%            B          $ 87.38              5
EQ/TEMPLETON GLOBAL EQUITY...........        1.20%            B          $ 87.00             65
EQ/TEMPLETON GLOBAL EQUITY...........        1.25%            B          $ 74.91              8
EQ/TEMPLETON GLOBAL EQUITY...........        1.30%            B          $ 83.93             10
EQ/TEMPLETON GLOBAL EQUITY...........        1.34%            B          $ 86.47            249
EQ/TEMPLETON GLOBAL EQUITY...........        1.35%            B          $ 86.43             --
EQ/TEMPLETON GLOBAL EQUITY...........        1.45%            B          $ 86.05             --

EQ/UBS GROWTH & INCOME...............        0.00%            B          $123.85             --
EQ/UBS GROWTH & INCOME...............        0.25%            B          $121.94             --
EQ/UBS GROWTH & INCOME...............        0.50%            B          $120.05             --
EQ/UBS GROWTH & INCOME...............        0.70%            B          $118.55             --
EQ/UBS GROWTH & INCOME...............        0.80%            B          $176.22             --
EQ/UBS GROWTH & INCOME...............        0.90%            B          $117.08              2
EQ/UBS GROWTH & INCOME...............        0.95%            B          $116.71              8
EQ/UBS GROWTH & INCOME...............        1.00%            B          $116.35             --
EQ/UBS GROWTH & INCOME...............        1.10%            B          $115.62              2
EQ/UBS GROWTH & INCOME...............        1.20%            B          $114.89             52
EQ/UBS GROWTH & INCOME...............        1.25%            B          $ 80.11             20
EQ/UBS GROWTH & INCOME...............        1.30%            B          $ 88.75              1
EQ/UBS GROWTH & INCOME...............        1.34%            B          $113.88            121
EQ/UBS GROWTH & INCOME...............        1.35%            B          $113.81             --
EQ/UBS GROWTH & INCOME...............        1.45%            B          $113.09             --

EQ/VAN KAMPEN COMSTOCK...............        0.00%            B          $110.93             --
EQ/VAN KAMPEN COMSTOCK...............        0.25%            B          $109.36             --
EQ/VAN KAMPEN COMSTOCK...............        0.50%            B          $107.82             --
EQ/VAN KAMPEN COMSTOCK...............        0.70%            B          $106.60             --
EQ/VAN KAMPEN COMSTOCK...............        0.80%            B          $179.16             --
EQ/VAN KAMPEN COMSTOCK...............        0.90%            B          $105.39              4
EQ/VAN KAMPEN COMSTOCK...............        0.95%            B          $105.09             20
EQ/VAN KAMPEN COMSTOCK...............        1.00%            B          $104.79             --
EQ/VAN KAMPEN COMSTOCK...............        1.10%            B          $104.19              4
EQ/VAN KAMPEN COMSTOCK...............        1.20%            B          $103.59             27
EQ/VAN KAMPEN COMSTOCK...............        1.25%            B          $ 81.29              5
EQ/VAN KAMPEN COMSTOCK...............        1.30%            B          $ 88.87              1
EQ/VAN KAMPEN COMSTOCK...............        1.34%            B          $102.76            166
EQ/VAN KAMPEN COMSTOCK...............        1.35%            B          $102.70             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                        UNITS
                                                    CONTRACT                                         OUTSTANDING
                                                    CHARGES**       SHARE CLASS*      UNIT VALUE       (000'S)
                                                  ------------   -----------------   ------------   ------------
EQ/VAN KAMPEN COMSTOCK.........................        1.45%            B              $102.11            --

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.25%            B              $120.62            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.50%            B              $117.54            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.70%            B              $118.88             4
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.80%            B              $177.49            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.90%            B              $116.19            11
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.95%            B              $115.52            53
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.00%            B              $114.86            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.10%            B              $113.55            17
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.20%            B              $112.25            85
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.25%            B              $113.94            20
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.30%            B              $130.49             1
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.34%            B              $110.46           470
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.35%            B              $110.33            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.45%            B              $109.06            --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.00%     Service Class 2       $106.76            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.25%     Service Class 2       $106.58            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.25%     Service Class 2       $117.99            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.50%     Service Class 2       $106.39            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.50%     Service Class 2       $117.89            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.70%     Service Class 2       $106.24            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.70%     Service Class 2       $117.81            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.80%     Service Class 2       $106.17            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.90%     Service Class 2       $106.10            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.90%     Service Class 2       $117.74             1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.95%     Service Class 2       $117.72             6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.00%     Service Class 2       $106.02            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.10%     Service Class 2       $105.95             2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.20%     Service Class 2       $105.87            46
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.20%     Service Class 2       $117.62             6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.25%     Service Class 2       $117.60            11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.34%     Service Class 2       $117.57            75

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.00%     Service Class 2       $103.53            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.25%     Service Class 2       $103.36            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.50%     Service Class 2       $103.18            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.70%     Service Class 2       $103.03            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.80%     Service Class 2       $102.96            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.90%     Service Class 2       $102.89            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        1.00%     Service Class 2       $102.82            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        1.10%     Service Class 2       $102.74            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        1.20%     Service Class 2       $102.67             2

FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.00%     Service Class 2       $113.34            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.25%     Service Class 2       $113.14            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.50%     Service Class 2       $112.95            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.70%     Service Class 2       $112.79            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.80%     Service Class 2       $112.71            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.90%     Service Class 2       $112.63            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        1.00%     Service Class 2       $112.55            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                       UNITS
                                                   CONTRACT                                         OUTSTANDING
                                                   CHARGES**       SHARE CLASS*      UNIT VALUE       (000'S)
                                                 ------------   -----------------   ------------   ------------
FIDELITY(R) VIP MID CAP PORTFOLIO.............        1.10%     Service Class 2       $112.47           --
FIDELITY(R) VIP MID CAP PORTFOLIO.............        1.20%     Service Class 2       $112.39           13

GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.00%      Service Shares       $108.47           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.25%      Service Shares       $108.29           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.50%      Service Shares       $108.10           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.70%      Service Shares       $107.95           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.80%      Service Shares       $107.87           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.90%      Service Shares       $107.80           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        1.00%      Service Shares       $107.72           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        1.10%      Service Shares       $107.65           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        1.20%      Service Shares       $107.57            3

INVESCO V.I. FINANCIAL SERVICES FUND..........        0.00%        Series II          $ 94.40           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.25%        Series II          $ 94.23           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.50%        Series II          $ 94.07           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.70%        Series II          $ 93.94           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.80%        Series II          $ 93.87           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.90%        Series II          $ 93.81           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        1.00%        Series II          $ 93.74           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        1.10%        Series II          $ 93.68           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        1.20%        Series II          $ 93.61           --

INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.00%        Series II          $111.53           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.25%        Series II          $109.61           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.25%        Series II          $111.34           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.50%        Series II          $109.52           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.50%        Series II          $111.15           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.70%        Series II          $109.44           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.70%        Series II          $110.99           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.80%        Series II          $110.92           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.90%        Series II          $109.37           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.90%        Series II          $110.84           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.95%        Series II          $109.35            4
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.00%        Series II          $110.76           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.10%        Series II          $110.68            1
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.20%        Series II          $109.26            1
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.20%        Series II          $110.61           10
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.25%        Series II          $109.25            2
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.34%        Series II          $109.21           15

INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.00%        Series II          $110.41           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.25%        Series II          $110.22           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.50%        Series II          $110.03           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.70%        Series II          $109.87           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.80%        Series II          $109.80           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.90%        Series II          $109.72           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        1.00%        Series II          $109.64           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        1.10%        Series II          $109.57            1
INVESCO V.I. INTERNATIONAL GROWTH FUND........        1.20%        Series II          $109.49           11

INVESCO V.I. MID CAP CORE EQUITY FUND.........        0.00%        Series II          $105.14           --
INVESCO V.I. MID CAP CORE EQUITY FUND.........        0.25%        Series II          $104.96           --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                    UNITS
                                                  CONTRACT                                       OUTSTANDING
                                                  CHARGES**      SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   ---------------   ------------   ------------
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.25%        Series II        $115.07           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.50%        Series II        $104.77           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.50%        Series II        $114.97           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.70%        Series II        $104.63           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.70%        Series II        $114.89           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.80%        Series II        $104.55           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.90%        Series II        $104.48           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.90%        Series II        $114.82           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.95%        Series II        $114.80            1
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.00%        Series II        $104.41           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.10%        Series II        $104.33           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.20%        Series II        $104.26            4
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.20%        Series II        $114.70            1
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.25%        Series II        $114.69            1
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.34%        Series II        $114.65            9

INVESCO V.I. SMALL CAP EQUITY FUND...........        0.00%        Series II        $109.49           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.25%        Series II        $109.30           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.25%        Series II        $124.76           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.50%        Series II        $109.11           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.50%        Series II        $124.66           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.70%        Series II        $108.96           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.70%        Series II        $124.58           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.80%        Series II        $108.88           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.90%        Series II        $108.80           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.90%        Series II        $124.50           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.95%        Series II        $124.48            1
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.00%        Series II        $108.73           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.10%        Series II        $108.65           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.20%        Series II        $108.58            2
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.20%        Series II        $124.37           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.25%        Series II        $124.35           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.34%        Series II        $124.31            2

IVY FUNDS VIP ENERGY.........................        0.00%      Common Shares      $114.48           --
IVY FUNDS VIP ENERGY.........................        0.25%      Common Shares      $114.28           --
IVY FUNDS VIP ENERGY.........................        0.25%      Common Shares      $129.01           --
IVY FUNDS VIP ENERGY.........................        0.50%      Common Shares      $114.08           --
IVY FUNDS VIP ENERGY.........................        0.50%      Common Shares      $128.90           --
IVY FUNDS VIP ENERGY.........................        0.70%      Common Shares      $113.92           --
IVY FUNDS VIP ENERGY.........................        0.70%      Common Shares      $128.82           --
IVY FUNDS VIP ENERGY.........................        0.80%      Common Shares      $113.84           --
IVY FUNDS VIP ENERGY.........................        0.90%      Common Shares      $113.76           --
IVY FUNDS VIP ENERGY.........................        0.90%      Common Shares      $128.73           --
IVY FUNDS VIP ENERGY.........................        0.95%      Common Shares      $128.71            3
IVY FUNDS VIP ENERGY.........................        1.00%      Common Shares      $113.68           --
IVY FUNDS VIP ENERGY.........................        1.10%      Common Shares      $113.60           --
IVY FUNDS VIP ENERGY.........................        1.20%      Common Shares      $113.52           10
IVY FUNDS VIP ENERGY.........................        1.20%      Common Shares      $128.61            2
IVY FUNDS VIP ENERGY.........................        1.25%      Common Shares      $128.58            1
IVY FUNDS VIP ENERGY.........................        1.34%      Common Shares      $128.55           13

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                                   UNITS
                                                                CONTRACT                                        OUTSTANDING
                                                                CHARGES**      SHARE CLASS*      UNIT VALUE       (000'S)
                                                              ------------   ----------------   ------------   ------------
IVY FUNDS VIP HIGH INCOME..................................        0.00%       Common Shares      $106.69           --
IVY FUNDS VIP HIGH INCOME..................................        0.25%       Common Shares      $106.61           --
IVY FUNDS VIP HIGH INCOME..................................        0.50%       Common Shares      $106.52           --
IVY FUNDS VIP HIGH INCOME..................................        0.70%       Common Shares      $106.45           --
IVY FUNDS VIP HIGH INCOME..................................        0.80%       Common Shares      $106.41           --
IVY FUNDS VIP HIGH INCOME..................................        0.90%       Common Shares      $106.38           --
IVY FUNDS VIP HIGH INCOME..................................        0.95%       Common Shares      $106.36            7
IVY FUNDS VIP HIGH INCOME..................................        1.00%       Common Shares      $106.34           --
IVY FUNDS VIP HIGH INCOME..................................        1.10%       Common Shares      $106.31            2
IVY FUNDS VIP HIGH INCOME..................................        1.20%       Common Shares      $106.27           10
IVY FUNDS VIP HIGH INCOME..................................        1.25%       Common Shares      $106.25            8
IVY FUNDS VIP HIGH INCOME..................................        1.34%       Common Shares      $106.22           26

IVY FUNDS VIP SMALL CAP GROWTH.............................        0.00%       Common Shares      $113.53           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.25%       Common Shares      $113.33           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.50%       Common Shares      $113.13           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.70%       Common Shares      $112.98           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.80%       Common Shares      $112.90           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.90%       Common Shares      $112.82           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        1.00%       Common Shares      $112.74           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        1.10%       Common Shares      $112.66           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        1.20%       Common Shares      $112.58            2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.00%      Service Shares      $113.90           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.25%      Service Shares      $113.81           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.50%      Service Shares      $113.71           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.70%      Service Shares      $113.64           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.80%      Service Shares      $113.60           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.90%      Service Shares      $113.56            2
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.95%      Service Shares      $113.55           14
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.00%      Service Shares      $113.53           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.10%      Service Shares      $113.49            3
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.20%      Service Shares      $113.45           29
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.25%      Service Shares      $113.43            8
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.34%      Service Shares      $113.40           88

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.00%       Service Class      $106.86           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.25%       Service Class      $106.67           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.25%       Service Class      $111.56           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.50%       Service Class      $106.49           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.50%       Service Class      $111.47           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.70%       Service Class      $106.34           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.70%       Service Class      $111.39           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.80%       Service Class      $106.26           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.90%       Service Class      $106.19           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.90%       Service Class      $111.32            1
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.95%       Service Class      $111.30            6
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.00%       Service Class      $106.11           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.10%       Service Class      $106.04            2
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.20%       Service Class      $105.97           15
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.20%       Service Class      $111.21            1
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.25%       Service Class      $111.19            2

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                   UNITS
                                                 CONTRACT                                       OUTSTANDING
                                                 CHARGES**      SHARE CLASS*     UNIT VALUE       (000'S)
                                               ------------   ---------------   ------------   ------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO........        1.34%      Service Class      $111.16           28

MFS(R) INVESTORS GROWTH STOCK SERIES........        0.00%      Service Class      $119.42           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.25%      Service Class      $119.32           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.50%      Service Class      $119.23           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.70%      Service Class      $119.15           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.80%      Service Class      $119.11           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.90%      Service Class      $119.07           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.95%      Service Class      $119.05           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.00%      Service Class      $119.03           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.10%      Service Class      $118.99           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.20%      Service Class      $118.95            1
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.25%      Service Class      $118.93           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.34%      Service Class      $118.90            2

MFS(R) INVESTORS TRUST SERIES...............        0.00%      Service Class      $102.73           --
MFS(R) INVESTORS TRUST SERIES...............        0.25%      Service Class      $102.55           --
MFS(R) INVESTORS TRUST SERIES...............        0.25%      Service Class      $115.29           --
MFS(R) INVESTORS TRUST SERIES...............        0.50%      Service Class      $102.37           --
MFS(R) INVESTORS TRUST SERIES...............        0.50%      Service Class      $115.19           --
MFS(R) INVESTORS TRUST SERIES...............        0.70%      Service Class      $102.23           --
MFS(R) INVESTORS TRUST SERIES...............        0.70%      Service Class      $115.12           --
MFS(R) INVESTORS TRUST SERIES...............        0.80%      Service Class      $102.16           --
MFS(R) INVESTORS TRUST SERIES...............        0.90%      Service Class      $102.09           --
MFS(R) INVESTORS TRUST SERIES...............        0.90%      Service Class      $115.04           --
MFS(R) INVESTORS TRUST SERIES...............        0.95%      Service Class      $115.02            1
MFS(R) INVESTORS TRUST SERIES...............        1.00%      Service Class      $102.02           --
MFS(R) INVESTORS TRUST SERIES...............        1.10%      Service Class      $101.94           --
MFS(R) INVESTORS TRUST SERIES...............        1.20%      Service Class      $101.87            8
MFS(R) INVESTORS TRUST SERIES...............        1.20%      Service Class      $114.93           --
MFS(R) INVESTORS TRUST SERIES...............        1.25%      Service Class      $114.91            1
MFS(R) INVESTORS TRUST SERIES...............        1.34%      Service Class      $114.87            6

MFS(R) TECHNOLOGY PORTFOLIO.................        0.00%      Service Class      $119.57           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.25%      Service Class      $119.47           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.50%      Service Class      $119.37           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.70%      Service Class      $119.29            1
MFS(R) TECHNOLOGY PORTFOLIO.................        0.80%      Service Class      $119.25           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.90%      Service Class      $119.21           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.95%      Service Class      $119.20            1
MFS(R) TECHNOLOGY PORTFOLIO.................        1.00%      Service Class      $119.18           --
MFS(R) TECHNOLOGY PORTFOLIO.................        1.10%      Service Class      $119.14           --
MFS(R) TECHNOLOGY PORTFOLIO.................        1.20%      Service Class      $119.10            4
MFS(R) TECHNOLOGY PORTFOLIO.................        1.25%      Service Class      $119.08            1
MFS(R) TECHNOLOGY PORTFOLIO.................        1.34%      Service Class      $119.04            9

MFS(R) UTILITIES SERIES.....................        0.00%      Service Class      $111.28           --
MFS(R) UTILITIES SERIES.....................        0.25%      Service Class      $111.19           --
MFS(R) UTILITIES SERIES.....................        0.50%      Service Class      $111.10           --
MFS(R) UTILITIES SERIES.....................        0.70%      Service Class      $111.03           --
MFS(R) UTILITIES SERIES.....................        0.80%      Service Class      $110.99           --
MFS(R) UTILITIES SERIES.....................        0.90%      Service Class      $110.95           --
MFS(R) UTILITIES SERIES.....................        0.95%      Service Class      $110.94            2

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                UNITS
                                              CONTRACT                                       OUTSTANDING
                                              CHARGES**      SHARE CLASS*     UNIT VALUE       (000'S)
                                            ------------   ---------------   ------------   ------------
MFS(R) UTILITIES SERIES..................        1.00%      Service Class      $110.92             --
MFS(R) UTILITIES SERIES..................        1.10%      Service Class      $110.88             --
MFS(R) UTILITIES SERIES..................        1.20%      Service Class      $110.84              5
MFS(R) UTILITIES SERIES..................        1.25%      Service Class      $110.83              1
MFS(R) UTILITIES SERIES..................        1.34%      Service Class      $110.79             11

MULTIMANAGER AGGRESSIVE EQUITY...........        0.25%            A            $169.83             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.50%            A            $ 99.90             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.70%            A            $ 81.90             19
MULTIMANAGER AGGRESSIVE EQUITY...........        0.90%            A            $100.86             50
MULTIMANAGER AGGRESSIVE EQUITY...........        1.00%            A            $114.80             --
MULTIMANAGER AGGRESSIVE EQUITY...........        1.20%            A            $ 88.22             23
MULTIMANAGER AGGRESSIVE EQUITY...........        1.35%            A            $130.02            811
MULTIMANAGER AGGRESSIVE EQUITY...........        1.35%            A            $136.89             39
MULTIMANAGER AGGRESSIVE EQUITY...........        1.45%            A            $ 71.74              5
MULTIMANAGER AGGRESSIVE EQUITY...........        1.75%            A            $ 75.22          6,357
MULTIMANAGER AGGRESSIVE EQUITY...........        0.25%            B            $ 77.02             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.50%            B            $ 75.07             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.70%            B            $ 80.69             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.80%            B            $178.82             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.90%            B            $ 62.06             19
MULTIMANAGER AGGRESSIVE EQUITY...........        0.90%            B            $ 74.76              5
MULTIMANAGER AGGRESSIVE EQUITY...........        0.95%            B            $ 78.41            110
MULTIMANAGER AGGRESSIVE EQUITY...........        1.00%            B            $147.70             --
MULTIMANAGER AGGRESSIVE EQUITY...........        1.10%            B            $ 77.08              9
MULTIMANAGER AGGRESSIVE EQUITY...........        1.20%            B            $ 71.76            203
MULTIMANAGER AGGRESSIVE EQUITY...........        1.25%            B            $ 82.56             16
MULTIMANAGER AGGRESSIVE EQUITY...........        1.30%            B            $ 95.64              5

MULTIMANAGER CORE BOND...................        0.25%            B            $150.75             --
MULTIMANAGER CORE BOND...................        0.50%            B            $147.39             --
MULTIMANAGER CORE BOND...................        0.70%            B            $126.83             --
MULTIMANAGER CORE BOND...................        0.70%            B            $144.74              1
MULTIMANAGER CORE BOND...................        0.80%            B            $114.18             --
MULTIMANAGER CORE BOND...................        0.90%            B            $125.32             --
MULTIMANAGER CORE BOND...................        0.90%            B            $142.14             10
MULTIMANAGER CORE BOND...................        0.95%            B            $141.49            111
MULTIMANAGER CORE BOND...................        1.00%            B            $140.85             --
MULTIMANAGER CORE BOND...................        1.10%            B            $139.58             20
MULTIMANAGER CORE BOND...................        1.20%            B            $123.07             --
MULTIMANAGER CORE BOND...................        1.20%            B            $138.31            127
MULTIMANAGER CORE BOND...................        1.25%            B            $120.66             63
MULTIMANAGER CORE BOND...................        1.30%            B            $119.52              4
MULTIMANAGER CORE BOND...................        1.34%            B            $136.56            480
MULTIMANAGER CORE BOND...................        1.35%            B            $136.43              2
MULTIMANAGER CORE BOND...................        1.45%            B            $135.19             --

MULTIMANAGER INTERNATIONAL EQUITY........        0.25%            B            $146.14             --
MULTIMANAGER INTERNATIONAL EQUITY........        0.50%            B            $142.88             --
MULTIMANAGER INTERNATIONAL EQUITY........        0.70%            B            $117.42             --
MULTIMANAGER INTERNATIONAL EQUITY........        0.70%            B            $140.31              1
MULTIMANAGER INTERNATIONAL EQUITY........        0.80%            B            $170.61             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                UNITS
                                               CONTRACT                                      OUTSTANDING
                                               CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                             ------------   --------------   ------------   ------------
MULTIMANAGER INTERNATIONAL EQUITY.........        0.90%            B           $116.01            --
MULTIMANAGER INTERNATIONAL EQUITY.........        0.90%            B           $137.79            12
MULTIMANAGER INTERNATIONAL EQUITY.........        0.95%            B           $137.17            54
MULTIMANAGER INTERNATIONAL EQUITY.........        1.00%            B           $136.55            --
MULTIMANAGER INTERNATIONAL EQUITY.........        1.10%            B           $135.31             4
MULTIMANAGER INTERNATIONAL EQUITY.........        1.20%            B           $108.06            --
MULTIMANAGER INTERNATIONAL EQUITY.........        1.20%            B           $134.08            63
MULTIMANAGER INTERNATIONAL EQUITY.........        1.25%            B           $ 71.30             8
MULTIMANAGER INTERNATIONAL EQUITY.........        1.30%            B           $ 82.90             3
MULTIMANAGER INTERNATIONAL EQUITY.........        1.34%            B           $132.38           393
MULTIMANAGER INTERNATIONAL EQUITY.........        1.35%            B           $132.26            --
MULTIMANAGER INTERNATIONAL EQUITY.........        1.45%            B           $131.06            --
MULTIMANAGER INTERNATIONAL EQUITY.........        2.75%            B           $153.10            14

MULTIMANAGER LARGE CAP CORE EQUITY........        0.25%            B           $121.07            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.50%            B           $118.37            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.70%            B           $111.38            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.70%            B           $116.24            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.80%            B           $169.44            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.90%            B           $110.05            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.90%            B           $113.13            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.90%            B           $114.16             2
MULTIMANAGER LARGE CAP CORE EQUITY........        0.95%            B           $113.64            10
MULTIMANAGER LARGE CAP CORE EQUITY........        1.00%            B           $113.13            --
MULTIMANAGER LARGE CAP CORE EQUITY........        1.10%            B           $112.10             1
MULTIMANAGER LARGE CAP CORE EQUITY........        1.20%            B           $108.08            --
MULTIMANAGER LARGE CAP CORE EQUITY........        1.20%            B           $111.08            19
MULTIMANAGER LARGE CAP CORE EQUITY........        1.25%            B           $ 82.17             2
MULTIMANAGER LARGE CAP CORE EQUITY........        1.30%            B           $ 91.70             1
MULTIMANAGER LARGE CAP CORE EQUITY........        1.34%            B           $109.67           102
MULTIMANAGER LARGE CAP CORE EQUITY........        1.35%            B           $109.57            --
MULTIMANAGER LARGE CAP CORE EQUITY........        1.45%            B           $108.58            --

MULTIMANAGER LARGE CAP VALUE..............        0.25%            B           $135.39            --
MULTIMANAGER LARGE CAP VALUE..............        0.50%            B           $132.37            --
MULTIMANAGER LARGE CAP VALUE..............        0.70%            B           $111.87            --
MULTIMANAGER LARGE CAP VALUE..............        0.70%            B           $129.99             3
MULTIMANAGER LARGE CAP VALUE..............        0.80%            B           $168.65            --
MULTIMANAGER LARGE CAP VALUE..............        0.90%            B           $110.53            --
MULTIMANAGER LARGE CAP VALUE..............        0.90%            B           $127.65             4
MULTIMANAGER LARGE CAP VALUE..............        0.95%            B           $127.07            61
MULTIMANAGER LARGE CAP VALUE..............        1.00%            B           $126.50            --
MULTIMANAGER LARGE CAP VALUE..............        1.10%            B           $125.35             5
MULTIMANAGER LARGE CAP VALUE..............        1.20%            B           $108.55            --
MULTIMANAGER LARGE CAP VALUE..............        1.20%            B           $124.21            69
MULTIMANAGER LARGE CAP VALUE..............        1.25%            B           $ 79.05            10
MULTIMANAGER LARGE CAP VALUE..............        1.30%            B           $ 88.96             2
MULTIMANAGER LARGE CAP VALUE..............        1.34%            B           $122.64           314
MULTIMANAGER LARGE CAP VALUE..............        1.35%            B           $122.53            --
MULTIMANAGER LARGE CAP VALUE..............        1.45%            B           $121.41            --

MULTIMANAGER MID CAP GROWTH...............        0.25%            B           $129.90            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                         ------------   --------------   ------------   ------------
MULTIMANAGER MID CAP GROWTH...........        0.50%            B           $127.00            --
MULTIMANAGER MID CAP GROWTH...........        0.70%            B           $124.72             1
MULTIMANAGER MID CAP GROWTH...........        0.70%            B           $135.07            --
MULTIMANAGER MID CAP GROWTH...........        0.80%            B           $200.33            --
MULTIMANAGER MID CAP GROWTH...........        0.90%            B           $122.48             6
MULTIMANAGER MID CAP GROWTH...........        0.90%            B           $133.45            --
MULTIMANAGER MID CAP GROWTH...........        0.95%            B           $121.92            51
MULTIMANAGER MID CAP GROWTH...........        1.00%            B           $121.37            --
MULTIMANAGER MID CAP GROWTH...........        1.10%            B           $120.27             4
MULTIMANAGER MID CAP GROWTH...........        1.20%            B           $119.18            79
MULTIMANAGER MID CAP GROWTH...........        1.20%            B           $124.30            --
MULTIMANAGER MID CAP GROWTH...........        1.25%            B           $ 95.92             9
MULTIMANAGER MID CAP GROWTH...........        1.30%            B           $111.36             1
MULTIMANAGER MID CAP GROWTH...........        1.34%            B           $117.67           481
MULTIMANAGER MID CAP GROWTH...........        1.35%            B           $117.56             2
MULTIMANAGER MID CAP GROWTH...........        1.45%            B           $116.49            --
MULTIMANAGER MID CAP GROWTH...........        2.75%            B           $176.28             8

MULTIMANAGER MID CAP VALUE............        0.25%            B           $168.37            --
MULTIMANAGER MID CAP VALUE............        0.50%            B           $164.62            --
MULTIMANAGER MID CAP VALUE............        0.70%            B           $141.24            --
MULTIMANAGER MID CAP VALUE............        0.70%            B           $161.66             1
MULTIMANAGER MID CAP VALUE............        0.80%            B           $210.72            --
MULTIMANAGER MID CAP VALUE............        0.90%            B           $139.55            --
MULTIMANAGER MID CAP VALUE............        0.90%            B           $158.75             7
MULTIMANAGER MID CAP VALUE............        0.95%            B           $158.03            46
MULTIMANAGER MID CAP VALUE............        1.00%            B           $157.32            --
MULTIMANAGER MID CAP VALUE............        1.10%            B           $155.89             6
MULTIMANAGER MID CAP VALUE............        1.20%            B           $129.98            --
MULTIMANAGER MID CAP VALUE............        1.20%            B           $154.48            62
MULTIMANAGER MID CAP VALUE............        1.25%            B           $ 98.25            14
MULTIMANAGER MID CAP VALUE............        1.30%            B           $112.95             2
MULTIMANAGER MID CAP VALUE............        1.34%            B           $152.52           344
MULTIMANAGER MID CAP VALUE............        1.35%            B           $152.38            --
MULTIMANAGER MID CAP VALUE............        1.45%            B           $150.99            --
MULTIMANAGER MID CAP VALUE............        2.75%            B           $194.62             5

MULTIMANAGER MULTI-SECTOR BOND........        0.25%            A           $120.93            --
MULTIMANAGER MULTI-SECTOR BOND........        0.50%            A           $ 93.72            --
MULTIMANAGER MULTI-SECTOR BOND........        0.70%            A           $108.92             1
MULTIMANAGER MULTI-SECTOR BOND........        0.90%            A           $141.96             8
MULTIMANAGER MULTI-SECTOR BOND........        1.00%            A           $153.21            --
MULTIMANAGER MULTI-SECTOR BOND........        1.20%            A           $118.98             6
MULTIMANAGER MULTI-SECTOR BOND........        1.34%            A           $157.53           564
MULTIMANAGER MULTI-SECTOR BOND........        1.35%            A           $167.91             6
MULTIMANAGER MULTI-SECTOR BOND........        1.45%            A           $ 92.17             1
MULTIMANAGER MULTI-SECTOR BOND........        0.25%            B           $124.89            --
MULTIMANAGER MULTI-SECTOR BOND........        0.50%            B           $121.72             1
MULTIMANAGER MULTI-SECTOR BOND........        0.70%            B           $114.04            --
MULTIMANAGER MULTI-SECTOR BOND........        0.80%            B           $117.73            --
MULTIMANAGER MULTI-SECTOR BOND........        0.90%            B           $ 96.10             5
MULTIMANAGER MULTI-SECTOR BOND........        0.95%            B           $110.82           105

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                         ------------   --------------   ------------   ------------
MULTIMANAGER MULTI-SECTOR BOND........        1.00%            B           $129.59            --
MULTIMANAGER MULTI-SECTOR BOND........        1.10%            B           $108.93            10
MULTIMANAGER MULTI-SECTOR BOND........        1.20%            B           $ 92.20           144
MULTIMANAGER MULTI-SECTOR BOND........        1.25%            B           $ 86.05            33
MULTIMANAGER MULTI-SECTOR BOND........        1.30%            B           $ 89.73             7

MULTIMANAGER SMALL CAP GROWTH.........        0.00%            B           $140.33            --
MULTIMANAGER SMALL CAP GROWTH.........        0.25%            B           $138.16            --
MULTIMANAGER SMALL CAP GROWTH.........        0.50%            B           $136.02            --
MULTIMANAGER SMALL CAP GROWTH.........        0.70%            B           $134.32             1
MULTIMANAGER SMALL CAP GROWTH.........        0.80%            B           $203.65            --
MULTIMANAGER SMALL CAP GROWTH.........        0.90%            B           $132.65             4
MULTIMANAGER SMALL CAP GROWTH.........        0.95%            B           $132.24            29
MULTIMANAGER SMALL CAP GROWTH.........        1.00%            B           $131.82            --
MULTIMANAGER SMALL CAP GROWTH.........        1.10%            B           $130.99             3
MULTIMANAGER SMALL CAP GROWTH.........        1.20%            B           $130.17            42
MULTIMANAGER SMALL CAP GROWTH.........        1.25%            B           $ 88.39             5
MULTIMANAGER SMALL CAP GROWTH.........        1.30%            B           $101.27             2
MULTIMANAGER SMALL CAP GROWTH.........        1.34%            B           $128.42            14
MULTIMANAGER SMALL CAP GROWTH.........        1.34%            B           $129.03           309
MULTIMANAGER SMALL CAP GROWTH.........        1.35%            B           $128.95             1
MULTIMANAGER SMALL CAP GROWTH.........        1.45%            B           $128.13            --

MULTIMANAGER SMALL CAP VALUE..........        0.25%            B           $184.88            --
MULTIMANAGER SMALL CAP VALUE..........        0.50%            B           $180.17             1
MULTIMANAGER SMALL CAP VALUE..........        0.70%            B           $187.20             1
MULTIMANAGER SMALL CAP VALUE..........        0.80%            B           $207.78            --
MULTIMANAGER SMALL CAP VALUE..........        0.90%            B           $182.96            13
MULTIMANAGER SMALL CAP VALUE..........        0.95%            B           $143.55            51
MULTIMANAGER SMALL CAP VALUE..........        1.00%            B           $180.88            --
MULTIMANAGER SMALL CAP VALUE..........        1.10%            B           $178.81             1
MULTIMANAGER SMALL CAP VALUE..........        1.20%            B           $176.76            70
MULTIMANAGER SMALL CAP VALUE..........        1.25%            B           $ 79.85             3
MULTIMANAGER SMALL CAP VALUE..........        1.30%            B           $ 87.23            --
MULTIMANAGER SMALL CAP VALUE..........        1.34%            B           $172.75            19
MULTIMANAGER SMALL CAP VALUE..........        1.34%            B           $173.94           622
MULTIMANAGER SMALL CAP VALUE..........        1.35%            B           $173.74             2
MULTIMANAGER SMALL CAP VALUE..........        1.45%            B           $134.66            --

MULTIMANAGER TECHNOLOGY...............        0.25%            B           $129.39            --
MULTIMANAGER TECHNOLOGY...............        0.50%            B           $126.51             1
MULTIMANAGER TECHNOLOGY...............        0.70%            B           $124.23             3
MULTIMANAGER TECHNOLOGY...............        0.70%            B           $140.96            --
MULTIMANAGER TECHNOLOGY...............        0.80%            B           $190.93            --
MULTIMANAGER TECHNOLOGY...............        0.90%            B           $122.00            10
MULTIMANAGER TECHNOLOGY...............        0.90%            B           $139.28            --
MULTIMANAGER TECHNOLOGY...............        0.95%            B           $121.45            56
MULTIMANAGER TECHNOLOGY...............        1.00%            B           $120.90            --
MULTIMANAGER TECHNOLOGY...............        1.10%            B           $119.80             9
MULTIMANAGER TECHNOLOGY...............        1.20%            B           $118.71           140
MULTIMANAGER TECHNOLOGY...............        1.25%            B           $ 98.66            17
MULTIMANAGER TECHNOLOGY...............        1.30%            B           $115.96             3

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                           UNITS
                                                          CONTRACT                                      OUTSTANDING
                                                          CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                        ------------   --------------   ------------   ------------
MULTIMANAGER TECHNOLOGY..............................        1.34%            B           $117.21           829
MULTIMANAGER TECHNOLOGY..............................        1.35%            B           $117.10             2
MULTIMANAGER TECHNOLOGY..............................        1.45%            B           $116.04             1
MULTIMANAGER TECHNOLOGY..............................        2.75%            B           $129.23            --
MULTIMANAGER TECHNOLOGY..............................        2.75%            B           $182.16             4

OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.00%            B           $107.31            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.25%            B           $107.12            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.50%            B           $106.93            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.70%            B           $106.78            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.80%            B           $106.71            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.90%            B           $106.64            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        1.00%            B           $106.56            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        1.10%            B           $106.49            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        1.20%            B           $106.41            --

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.00%            B           $124.21            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.25%            B           $123.99            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.50%            B           $123.78            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.70%            B           $123.60            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.80%            B           $123.52            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.90%            B           $123.43            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        1.00%            B           $123.35            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        1.10%            B           $123.26            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        1.20%            B           $123.17             4

TARGET 2015 ALLOCATION...............................        0.00%            B           $108.03            --
TARGET 2015 ALLOCATION...............................        0.25%            B           $106.87            --
TARGET 2015 ALLOCATION...............................        0.50%            B           $105.72            --
TARGET 2015 ALLOCATION...............................        0.70%            B           $104.80             1
TARGET 2015 ALLOCATION...............................        0.80%            B           $149.56            --
TARGET 2015 ALLOCATION...............................        0.90%            B           $103.90            14
TARGET 2015 ALLOCATION...............................        0.95%            B           $103.67             4
TARGET 2015 ALLOCATION...............................        1.00%            B           $103.45            --
TARGET 2015 ALLOCATION...............................        1.10%            B           $103.00             3
TARGET 2015 ALLOCATION...............................        1.20%            B           $102.55            18
TARGET 2015 ALLOCATION...............................        1.25%            B           $ 88.66             8
TARGET 2015 ALLOCATION...............................        1.30%            B           $ 97.45            --
TARGET 2015 ALLOCATION...............................        1.34%            B           $101.92           154
TARGET 2015 ALLOCATION...............................        1.35%            B           $101.88            --
TARGET 2015 ALLOCATION...............................        1.45%            B           $101.43            --

TARGET 2025 ALLOCATION...............................        0.00%            B           $105.59            --
TARGET 2025 ALLOCATION...............................        0.25%            B           $104.45            --
TARGET 2025 ALLOCATION...............................        0.50%            B           $103.33            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
TARGET 2025 ALLOCATION.......................        0.70%            B           $102.43             3
TARGET 2025 ALLOCATION.......................        0.80%            B           $158.93            --
TARGET 2025 ALLOCATION.......................        0.90%            B           $101.54            15
TARGET 2025 ALLOCATION.......................        0.95%            B           $101.32             8
TARGET 2025 ALLOCATION.......................        1.00%            B           $101.10            --
TARGET 2025 ALLOCATION.......................        1.10%            B           $100.66            11
TARGET 2025 ALLOCATION.......................        1.20%            B           $100.22            39
TARGET 2025 ALLOCATION.......................        1.25%            B           $ 85.24             5
TARGET 2025 ALLOCATION.......................        1.30%            B           $ 94.82            --
TARGET 2025 ALLOCATION.......................        1.34%            B           $ 99.61           190
TARGET 2025 ALLOCATION.......................        1.35%            B           $ 99.57             1
TARGET 2025 ALLOCATION.......................        1.45%            B           $ 99.13            --

TARGET 2035 ALLOCATION.......................        0.00%            B           $104.18            --
TARGET 2035 ALLOCATION.......................        0.25%            B           $103.07            --
TARGET 2035 ALLOCATION.......................        0.50%            B           $101.96            --
TARGET 2035 ALLOCATION.......................        0.70%            B           $101.07             1
TARGET 2035 ALLOCATION.......................        0.80%            B           $166.25            --
TARGET 2035 ALLOCATION.......................        0.90%            B           $100.20            11
TARGET 2035 ALLOCATION.......................        0.95%            B           $ 99.98             7
TARGET 2035 ALLOCATION.......................        1.00%            B           $ 99.76            --
TARGET 2035 ALLOCATION.......................        1.10%            B           $ 99.33            10
TARGET 2035 ALLOCATION.......................        1.20%            B           $ 98.89            32
TARGET 2035 ALLOCATION.......................        1.25%            B           $ 82.80             6
TARGET 2035 ALLOCATION.......................        1.30%            B           $ 93.12            --
TARGET 2035 ALLOCATION.......................        1.34%            B           $ 98.29           152
TARGET 2035 ALLOCATION.......................        1.35%            B           $ 98.25            --
TARGET 2035 ALLOCATION.......................        1.45%            B           $ 97.82            --

TARGET 2045 ALLOCATION.......................        0.00%            B           $101.99            --
TARGET 2045 ALLOCATION.......................        0.25%            B           $100.89            --
TARGET 2045 ALLOCATION.......................        0.50%            B           $ 99.81            --
TARGET 2045 ALLOCATION.......................        0.70%            B           $ 98.94            --
TARGET 2045 ALLOCATION.......................        0.80%            B           $173.33            --
TARGET 2045 ALLOCATION.......................        0.90%            B           $ 98.09             7
TARGET 2045 ALLOCATION.......................        0.95%            B           $ 97.87             5
TARGET 2045 ALLOCATION.......................        1.00%            B           $ 97.66            --
TARGET 2045 ALLOCATION.......................        1.10%            B           $ 97.24             7
TARGET 2045 ALLOCATION.......................        1.20%            B           $ 96.81            19
TARGET 2045 ALLOCATION.......................        1.25%            B           $ 79.76             1
TARGET 2045 ALLOCATION.......................        1.30%            B           $ 90.72            --
TARGET 2045 ALLOCATION.......................        1.34%            B           $ 96.22           108
TARGET 2045 ALLOCATION.......................        1.35%            B           $ 96.18            --
TARGET 2045 ALLOCATION.......................        1.45%            B           $ 95.76            --

TEMPLETON GLOBAL BOND SECURITIES FUND........        0.00%            B           $105.16            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.25%            B           $104.98            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.50%            B           $104.80            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.70%            B           $104.65            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.80%            B           $104.58            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.90%            B           $104.51            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        1.00%            B           $104.43            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
TEMPLETON GLOBAL BOND SECURITIES FUND........        1.10%            B           $104.36           --
TEMPLETON GLOBAL BOND SECURITIES FUND........        1.20%            B           $104.29           19

----------
The accompanying notes are an integral part of these financial statements.

* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.

** Contract charges reflect annual mortality and risk expenses related to the Variable Investment Options.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       ALL ASSET        AMERICAN CENTURY VP       AXA AGGRESSIVE
                                                      ALLOCATION*          MID CAP VALUE+           ALLOCATION*
                                                     -------------     ---------------------     ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $149,746             $  4,513              $  5,121,990
 Expenses:
  Less: Asset-based charges.........................      67,232                1,541                 3,823,396
  Less: Reduction for expense limitation............          --                   --                        --
                                                        --------             --------              ------------
  Net Expenses......................................      67,232                1,541                 3,823,396
                                                        --------             --------              ------------
NET INVESTMENT INCOME (LOSS)........................      82,514                2,972                 1,298,594
                                                        --------             --------              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      56,715               (1,002)              (31,085,468)
  Realized gain distribution from The Trusts........     255,875                   --                 7,615,069
                                                        --------             --------              ------------
 Net realized gain (loss)...........................     312,590               (1,002)              (23,470,399)
                                                        --------             --------              ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     556,472               41,650                58,710,032
                                                        --------             --------              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     869,062               40,648                35,239,633
                                                        --------             --------              ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $951,576             $ 43,620              $ 36,538,227
                                                        ========             ========              ============

                                                       AXA BALANCED       AXA CONSERVATIVE       AXA CONSERVATIVE
                                                         STRATEGY*           ALLOCATION*         GROWTH STRATEGY*
                                                      --------------     ------------------     ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  239,701           $ 2,175,799             $ 41,161
 Expenses:
  Less: Asset-based charges.........................       161,583             1,128,086               31,175
  Less: Reduction for expense limitation............            --                    --                   --
                                                        ----------           -----------             --------
  Net Expenses......................................       161,583             1,128,086               31,175
                                                        ----------           -----------             --------
NET INVESTMENT INCOME (LOSS)........................        78,118             1,047,713                9,986
                                                        ----------           -----------             --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        62,048            (1,275,538)              16,029
  Realized gain distribution from The Trusts........        96,805             4,283,769               17,042
                                                        ----------           -----------             --------
 Net realized gain (loss)...........................       158,853             3,008,231               33,071
                                                        ----------           -----------             --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     1,021,645             1,110,527              151,772
                                                        ----------           -----------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     1,180,498             4,118,758              184,843
                                                        ----------           -----------             --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $1,258,616           $ 5,166,471             $194,829
                                                        ==========           ===========             ========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      AXA CONSERVATIVE      AXA CONSERVATIVE-PLUS       AXA GROWTH
                                                         STRATEGY*               ALLOCATION*             STRATEGY*
                                                     -----------------     -----------------------     ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $17,427               $  2,875,413             $ 20,164
 Expenses:
  Less: Asset-based charges.........................        9,549                  1,697,046               15,071
  Less: Reduction for expense limitation............           --                         --                   --
                                                          -------               ------------             --------
  Net Expenses......................................        9,549                  1,697,046               15,071
                                                          -------               ------------             --------
NET INVESTMENT INCOME (LOSS)........................        7,878                  1,178,367                5,093
                                                          -------               ------------             --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        1,823                 (6,026,272)               5,026
  Realized gain distribution from The Trusts........        5,430                  4,322,159                8,915
                                                          -------               ------------             --------
 Net realized gain (loss)...........................        7,253                 (1,704,113)              13,941
                                                          -------               ------------             --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       24,661                 10,793,897               86,473
                                                          -------               ------------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       31,914                  9,089,784              100,414
                                                          -------               ------------             --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $39,792               $ 10,268,151             $105,507
                                                          =======               ============             ========

                                                        AXA MODERATE          AXA MODERATE-PLUS         AXA TACTICAL
                                                         ALLOCATION*             ALLOCATION*           MANAGER 2000*+
                                                       -------------         ------------------        -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  36,587,760             $ 13,233,230             $   105
 Expenses:
  Less: Asset-based charges.........................      21,677,691                9,261,924               1,075
  Less: Reduction for expense limitation............      (4,850,504)                      --                  --
                                                       -------------             ------------             -------
  Net Expenses......................................      16,827,187                9,261,924               1,075
                                                       -------------             ------------             -------
NET INVESTMENT INCOME (LOSS)........................      19,760,573                3,971,306                (970)
                                                       -------------             ------------             -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (25,023,291)             (54,111,488)              6,819
  Realized gain distribution from The Trusts........      37,526,630               20,834,987              10,270
                                                       -------------             ------------             -------
 Net realized gain (loss)...........................      12,503,339              (33,276,501)             17,089
                                                       -------------             ------------             -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     102,080,469              103,286,611              28,751
                                                       -------------             ------------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     114,583,808               70,010,110              45,840
                                                       -------------             ------------             -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 134,344,381             $ 73,981,416             $44,870
                                                       =============             ============             =======

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                        AXA TACTICAL
                                                           AXA TACTICAL          AXA TACTICAL             MANAGER
                                                          MANAGER 400*+         MANAGER 500*+         INTERNATIONAL*+
                                                         ---------------       ---------------       -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $     --               $ 2,573                $ 3,070
 Expenses:
  Less: Asset-based charges.........................           2,024                 3,045                  1,437
  Less: Reduction for expense limitation............              --                    --                     --
                                                            --------               -------                -------
  Net Expenses......................................           2,024                 3,045                  1,437
                                                            --------               -------                -------
NET INVESTMENT INCOME (LOSS)........................          (2,024)                 (472)                 1,633
                                                            --------               -------                -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           7,147                 1,165                  7,490
  Realized gain distribution from The Trusts........          16,877                16,761                    401
                                                            --------               -------                -------
 Net realized gain (loss)...........................          24,024                17,926                  7,891
                                                            --------               -------                -------
 Change in unrealized appreciation
  (depreciation) of investments.....................          48,960                66,469                 22,006
                                                            --------               -------                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          72,984                84,395                 29,897
                                                            --------               -------                -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $ 70,960               $83,923                $31,530
                                                            ========               =======                =======

                                                      EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN      EQ/AXA FRANKLIN
                                                         INTERNATIONAL*        SMALL CAP GROWTH*    SMALL CAP VALUE CORE*
                                                      --------------------   --------------------   ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 11,972,994            $    126,481            $   23,969
 Expenses:
  Less: Asset-based charges.........................        6,362,304               3,574,955               163,756
  Less: Reduction for expense limitation............               --                      --                    --
                                                         ------------            ------------            ----------
  Net Expenses......................................        6,362,304               3,574,955               163,756
                                                         ------------            ------------            ----------
NET INVESTMENT INCOME (LOSS)........................        5,610,690              (3,448,474)             (139,787)
                                                         ------------            ------------            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (37,800,030)             (3,388,695)            1,850,260
  Realized gain distribution from The Trusts........               --                      --                    --
                                                         ------------            ------------            ----------
 Net realized gain (loss)...........................      (37,800,030)             (3,388,695)            1,850,260
                                                         ------------            ------------            ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       50,509,990              84,838,262               831,376
                                                         ------------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       12,709,960              81,449,567             2,681,636
                                                         ------------            ------------            ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 18,320,650            $ 78,001,093            $2,541,849
                                                         ============            ============            ==========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       EQ/BLACKROCK        EQ/BLACKROCK
                                                        BASIC VALUE        INTERNATIONAL     EQ/BOSTON ADVISORS
                                                          EQUITY*             VALUE*           EQUITY INCOME*
                                                      -------------       --------------     ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  4,642,758        $  1,870,920          $ 1,240,262
 Expenses:
  Less: Asset-based charges.........................      4,532,237           3,152,141              658,373
  Less: Reduction for expense limitation............             --                  --                   --
                                                       ------------        ------------          -----------
  Net Expenses......................................      4,532,237           3,152,141              658,373
                                                       ------------        ------------          -----------
NET INVESTMENT INCOME (LOSS)........................        110,521          (1,281,221)             581,889
                                                       ------------        ------------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (14,589,250)        (27,741,994)          (5,215,382)
  Realized gain distribution from The Trusts........             --                  --                   --
                                                       ------------        ------------          -----------
 Net realized gain (loss)...........................    (14,589,250)        (27,741,994)          (5,215,382)
                                                       ------------        ------------          -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     52,989,643          40,646,625           11,655,520
                                                       ------------        ------------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     38,400,393          12,904,631            6,440,138
                                                       ------------        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 38,510,914        $ 11,623,410          $ 7,022,027
                                                       ============        ============          ===========

                                                        EQ/CALVERT
                                                         SOCIALLY            EQ/CAPITAL             EQ/CAPITAL
                                                       RESPONSIBLE*       GUARDIAN GROWTH*      GUARDIAN RESEARCH*
                                                      --------------     ------------------    -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $    9,793         $    73,653            $  1,174,947
 Expenses:
  Less: Asset-based charges.........................       258,216             231,245               2,046,588
  Less: Reduction for expense limitation............            --                  --                      --
                                                        ----------         -----------            ------------
  Net Expenses......................................       258,216             231,245               2,046,588
                                                        ----------         -----------            ------------
NET INVESTMENT INCOME (LOSS)........................      (248,423)           (157,592)               (871,641)
                                                        ----------         -----------            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (848,470)         (1,048,880)             (6,115,143)
  Realized gain distribution from The Trusts........            --                  --                      --
                                                        ----------         -----------            ------------
 Net realized gain (loss)...........................      (848,470)         (1,048,880)             (6,115,143)
                                                        ----------         -----------            ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     3,264,762           3,269,609              28,363,259
                                                        ----------         -----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     2,416,292           2,220,729              22,248,116
                                                        ----------         -----------            ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $2,167,869         $ 2,063,137            $ 21,376,475
                                                        ==========         ===========            ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      EQ/COMMON STOCK       EQ/CORE BOND            EQ/DAVIS
                                                          INDEX*               INDEX*          NEW YORK VENTURE*
                                                     ----------------      --------------     -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $  30,870,404         $ 2,800,979           $  207,726
 Expenses:
  Less: Asset-based charges.........................     29,337,622           1,617,108              308,149
  Less: Reduction for expense limitation............       (176,318)                 --                   --
                                                      -------------         -----------           ----------
  Net Expenses......................................     29,161,304           1,617,108              308,149
                                                      -------------         -----------           ----------
NET INVESTMENT INCOME (LOSS)........................      1,709,100           1,183,871             (100,423)
                                                      -------------         -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (67,795,305)         (3,793,605)               2,000
  Realized gain distribution from The Trusts........             --                  --                   --
                                                      -------------         -----------           ----------
 Net realized gain (loss)...........................    (67,795,305)         (3,793,605)               2,000
                                                      -------------         -----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    346,841,756           8,199,275            2,712,799
                                                      -------------         -----------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    279,046,451           4,405,670            2,714,799
                                                      -------------         -----------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 280,755,551         $ 5,589,541           $2,614,376
                                                      =============         ===========           ==========

                                                       EQ/EQUITY 500      EQ/EQUITY GROWTH       EQ/FRANKLIN
                                                          INDEX*                PLUS*           CORE BALANCED*
                                                       -------------      ----------------      --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 12,181,415         $  1,003,871         $ 2,335,683
 Expenses:
  Less: Asset-based charges.........................      9,695,660            4,469,239             989,973
  Less: Reduction for expense limitation............             --                   --                  --
                                                       ------------         ------------         -----------
  Net Expenses......................................      9,695,660            4,469,239             989,973
                                                       ------------         ------------         -----------
NET INVESTMENT INCOME (LOSS)........................      2,485,755           (3,465,368)          1,345,710
                                                       ------------         ------------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (15,039,948)         (17,152,389)         (6,048,422)
  Realized gain distribution from The Trusts........             --                   --                  --
                                                       ------------         ------------         -----------
 Net realized gain (loss)...........................    (15,039,948)         (17,152,389)         (6,048,422)
                                                       ------------         ------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    105,857,109           66,107,196          11,966,210
                                                       ------------         ------------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     90,817,161           48,954,807           5,917,788
                                                       ------------         ------------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 93,302,916         $ 45,489,439         $ 7,263,498
                                                       ============         ============         ===========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       EQ/FRANKLIN                                    EQ/GAMCO
                                                        TEMPLETON         EQ/GAMCO MERGERS &       SMALL COMPANY
                                                       ALLOCATION*           ACQUISITIONS*             VALUE*
                                                     ---------------     --------------------     ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   921,958             $       --           $  1,004,189
 Expenses:
  Less: Asset-based charges.........................      562,735                198,696              3,333,388
  Less: Reduction for expense limitation............           --                     --                     --
                                                      -----------             ----------           ------------
  Net Expenses......................................      562,735                198,696              3,333,388
                                                      -----------             ----------           ------------
NET INVESTMENT INCOME (LOSS)........................      359,223               (198,696)            (2,329,199)
                                                      -----------             ----------           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (2,929,095)               (63,617)             1,116,049
  Realized gain distribution from The Trusts........           --                453,305                     --
                                                      -----------             ----------           ------------
 Net realized gain (loss)...........................   (2,929,095)               389,688              1,116,049
                                                      -----------             ----------           ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    6,503,596              1,079,315             75,552,881
                                                      -----------             ----------           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    3,574,501              1,469,003             76,668,930
                                                      -----------             ----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 3,933,724             $1,270,307           $ 74,339,731
                                                      ===========             ==========           ============

                                                                                EQ/GLOBAL          EQ/INTERMEDIATE
                                                       EQ/GLOBAL BOND         MULTI-SECTOR            GOVERNMENT
                                                            PLUS*                EQUITY*             BOND INDEX*
                                                      ---------------        -------------         ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 2,008,839          $  4,709,022           $1,373,209
 Expenses:
  Less: Asset-based charges.........................         840,841             5,403,877            1,291,919
  Less: Reduction for expense limitation............              --                    --               (5,537)
                                                         -----------          ------------           ----------
  Net Expenses......................................         840,841             5,403,877            1,286,382
                                                         -----------          ------------           ----------
NET INVESTMENT INCOME (LOSS)........................       1,167,998              (694,855)              86,827
                                                         -----------          ------------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (1,741,127)          (65,208,856)             (89,707)
  Realized gain distribution from The Trusts........              --                    --                   --
                                                         -----------          ------------           ----------
 Net realized gain (loss)...........................      (1,741,127)          (65,208,856)             (89,707)
                                                         -----------          ------------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       3,661,433           107,057,501            3,186,039
                                                         -----------          ------------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       1,920,306            41,848,645            3,096,332
                                                         -----------          ------------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 3,088,304          $ 41,153,790           $3,183,159
                                                         ===========          ============           ==========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      EQ/INTERNATIONAL    EQ/INTERNATIONAL    EQ/JPMORGAN VALUE
                                                         CORE PLUS*            GROWTH*          OPPORTUNITIES*
                                                      ----------------    ----------------    -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,474,229         $   505,365        $   601,281
 Expenses:
  Less: Asset-based charges.........................       1,674,826             655,141            592,469
  Less: Reduction for expense limitation............              --                  --                 --
                                                        ------------         -----------        -----------
  Net Expenses......................................       1,674,826             655,141            592,469
                                                        ------------         -----------        -----------
NET INVESTMENT INCOME (LOSS)........................         799,403            (149,776)             8,812
                                                        ------------         -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (16,506,522)         (1,872,504)        (5,901,870)
  Realized gain distribution from The Trusts........              --                  --                 --
                                                        ------------         -----------        -----------
 Net realized gain (loss)...........................     (16,506,522)         (1,872,504)        (5,901,870)
                                                        ------------         -----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      26,869,302           9,318,680         10,734,949
                                                        ------------         -----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      10,362,780           7,446,176          4,833,079
                                                        ------------         -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 11,162,183         $ 7,296,400        $ 4,841,891
                                                        ============         ===========        ===========

                                                         EQ/LARGE CAP        EQ/LARGE CAP      EQ/LARGE CAP
                                                          CORE PLUS*        GROWTH INDEX*      GROWTH PLUS*
                                                         ------------       -------------     -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $   151,896         $ 1,100,626       $    839,808
 Expenses:
  Less: Asset-based charges.........................         187,086           1,488,831          2,967,691
  Less: Reduction for expense limitation............              --                  --                 --
                                                         -----------         -----------       ------------
  Net Expenses......................................         187,086           1,488,831          2,967,691
                                                         -----------         -----------       ------------
NET INVESTMENT INCOME (LOSS)........................         (35,190)           (388,205)        (2,127,883)
                                                         -----------         -----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (1,511,752)           (287,544)         7,788,621
  Realized gain distribution from The Trusts........       1,149,698                  --                 --
                                                         -----------         -----------       ------------
 Net realized gain (loss)...........................        (362,054)           (287,544)         7,788,621
                                                         -----------         -----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       2,210,061          16,262,601         22,078,180
                                                         -----------         -----------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       1,848,007          15,975,057         29,866,801
                                                         -----------         -----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 1,812,817         $15,586,852       $ 27,738,918
                                                         ===========         ===========       ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       EQ/LARGE CAP       EQ/LARGE CAP         EQ/LORD ABBETT
                                                       VALUE INDEX*        VALUE PLUS*       GROWTH AND INCOME*
                                                     ---------------    ----------------    --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   224,513         $ 10,670,771         $    82,933
 Expenses:
  Less: Asset-based charges.........................       190,858           10,305,285             211,955
  Less: Reduction for expense limitation............            --                   --                  --
                                                       -----------         ------------         -----------
  Net Expenses......................................       190,858           10,305,285             211,955
                                                       -----------         ------------         -----------
NET INVESTMENT INCOME (LOSS)........................        33,655              365,486            (129,022)
                                                       -----------         ------------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (3,674,980)         (98,752,917)         (1,164,326)
  Realized gain distribution from The Trusts........            --                   --                  --
                                                       -----------         ------------         -----------
 Net realized gain (loss)...........................    (3,674,980)         (98,752,917)         (1,164,326)
                                                       -----------         ------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     5,516,930          183,972,373           3,817,547
                                                       -----------         ------------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     1,841,950           85,219,456           2,653,221
                                                       -----------         ------------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 1,875,605         $ 85,584,942         $ 2,524,199
                                                       ===========         ============         ===========

                                                        EQ/LORD ABBETT       EQ/MID CAP          EQ/MID CAP
                                                       LARGE CAP CORE*         INDEX*            VALUE PLUS*
                                                       ---------------      ------------        ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  136,133        $  2,212,931        $  4,566,936
 Expenses:
  Less: Asset-based charges.........................         395,928           3,770,243           5,936,030
  Less: Reduction for expense limitation............              --                  --                  --
                                                          ----------        ------------        ------------
  Net Expenses......................................         395,928           3,770,243           5,936,030
                                                          ----------        ------------        ------------
NET INVESTMENT INCOME (LOSS)........................        (259,795)         (1,557,312)         (1,369,094)
                                                          ----------        ------------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       1,316,134         (25,466,831)        (64,350,366)
  Realized gain distribution from The Trusts........              --                  --                  --
                                                          ----------        ------------        ------------
 Net realized gain (loss)...........................       1,316,134         (25,466,831)        (64,350,366)
                                                          ----------        ------------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       3,347,234          91,991,335         153,017,919
                                                          ----------        ------------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       4,663,368          66,524,504          88,667,553
                                                          ----------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $4,403,573        $ 64,967,192        $ 87,298,459
                                                          ==========        ============        ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                        EQ/MONEY           EQ/MONTAG &         EQ/MORGAN STANLEY
                                                         MARKET*         CALDWELL GROWTH*       MID CAP GROWTH*
                                                     -------------      -----------------     -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $     76,222          $  215,676           $    142,338
 Expenses:
  Less: Asset-based charges.........................     1,633,413             456,300              1,471,647
  Less: Reduction for expense limitation............            --                  --                     --
                                                      ------------          ----------           ------------
  Net Expenses......................................     1,633,413             456,300              1,471,647
                                                      ------------          ----------           ------------
NET INVESTMENT INCOME (LOSS)........................    (1,557,191)           (240,624)            (1,329,309)
                                                      ------------          ----------           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (27,675)           (221,111)             9,411,235
  Realized gain distribution from The Trusts........            --                  --                114,819
                                                      ------------          ----------           ------------
 Net realized gain (loss)...........................       (27,675)           (221,111)             9,526,054
                                                      ------------          ----------           ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        39,117           3,091,944             24,597,898
                                                      ------------          ----------           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        11,442           2,870,833             34,123,952
                                                      ------------          ----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ (1,545,749)         $2,630,209           $ 32,794,643
                                                      ============          ==========           ============

                                                          EQ/MUTUAL         EQ/OPPENHEIMER     EQ/PIMCO ULTRA
                                                      LARGE CAP EQUITY*         GLOBAL*          SHORT BOND*
                                                      -----------------     --------------     --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $     542,077         $  186,356       $     501,920
 Expenses:
  Less: Asset-based charges.........................          377,909            360,347           1,899,766
  Less: Reduction for expense limitation............               --                 --                  --
                                                        -------------         ----------       -------------
  Net Expenses......................................          377,909            360,347           1,899,766
                                                        -------------         ----------       -------------
NET INVESTMENT INCOME (LOSS)........................          164,168           (173,991)         (1,397,846)
                                                        -------------         ----------       -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (2,642,471)          (229,922)         (4,458,221)
  Realized gain distribution from The Trusts........               --                 --                  --
                                                        -------------         ----------       -------------
 Net realized gain (loss)...........................       (2,642,471)          (229,922)         (4,458,221)
                                                        -------------         ----------       -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        5,403,690          4,496,006           5,236,570
                                                        -------------         ----------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        2,761,219          4,266,084             778,349
                                                        -------------         ----------       -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $   2,925,387         $4,092,093       $    (619,497)
                                                        =============         ==========       =============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       EQ/QUALITY BOND      EQ/SMALL COMPANY       EQ/T. ROWE PRICE
                                                            PLUS*                INDEX*              GROWTH STOCK*
                                                      ----------------     ------------------     ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $ 17,034,403         $  1,645,530            $         --
 Expenses:
  Less: Asset-based charges.........................       2,041,515            2,144,325               1,424,940
  Less: Reduction for expense limitation............              --                   --                      --
                                                        ------------         ------------            ------------
  Net Expenses......................................       2,041,515            2,144,325               1,424,940
                                                        ------------         ------------            ------------
NET INVESTMENT INCOME (LOSS)........................      14,992,888             (498,795)             (1,424,940)
                                                        ------------         ------------            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (1,768,967)         (17,107,096)             (2,802,618)
  Realized gain distribution from The Trusts........              --                   --                      --
                                                        ------------         ------------            ------------
 Net realized gain (loss)...........................      (1,768,967)         (17,107,096)             (2,802,618)
                                                        ------------         ------------            ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (5,366,276)          55,486,871              21,153,042
                                                        ------------         ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      (7,135,243)          38,379,775              18,350,424
                                                        ------------         ------------            ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $  7,857,645         $ 37,880,980            $ 16,925,484
                                                        ============         ============            ============

                                                        EQ/TEMPLETON        EQ/UBS GROWTH &         EQ/VAN KAMPEN
                                                       GLOBAL EQUITY*           INCOME*               COMSTOCK*
                                                       --------------       ---------------         -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   428,660           $   155,170            $   265,356
 Expenses:
  Less: Asset-based charges.........................        365,052               272,238                261,198
  Less: Reduction for expense limitation............             --                    --                     --
                                                        -----------           -----------            -----------
  Net Expenses......................................        365,052               272,238                261,198
                                                        -----------           -----------            -----------
NET INVESTMENT INCOME (LOSS)........................         63,608              (117,068)                 4,158
                                                        -----------           -----------            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (2,947,614)           (1,595,271)            (1,121,223)
  Realized gain distribution from The Trusts........             --                    --                     --
                                                        -----------           -----------            -----------
 Net realized gain (loss)...........................     (2,947,614)           (1,595,271)            (1,121,223)
                                                        -----------           -----------            -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      4,817,139             4,095,661              3,851,791
                                                        -----------           -----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,869,525             2,500,390              2,730,568
                                                        -----------           -----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 1,933,133           $ 2,383,322            $ 2,734,726
                                                        ===========           ===========            ===========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      EQ/WELLS FARGO       FIDELITY(R) VIP      FIDELITY(R) VIP
                                                        ADVANTAGE           CONTRAFUND(R)        EQUITY-INCOME
                                                      OMEGA GROWTH*           PORTFOLIO+           PORTFOLIO+
                                                      --------------       ---------------      ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $     7,338            $  115,724            $ 2,519
 Expenses:
  Less: Asset-based charges.........................       711,349                32,655                587
  Less: Reduction for expense limitation............            --                    --                 --
                                                       -----------            ----------            -------
  Net Expenses......................................       711,349                32,655                587
                                                       -----------            ----------            -------
NET INVESTMENT INCOME (LOSS)........................      (704,011)               83,069              1,932
                                                       -----------            ----------            -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       588,469                23,706              1,826
  Realized gain distribution from The Trusts........     1,895,524                22,013                 --
                                                       -----------            ----------            -------
 Net realized gain (loss)...........................     2,483,993                45,719              1,826
                                                       -----------            ----------            -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     7,873,233               924,926             15,561
                                                       -----------            ----------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    10,357,226               970,645             17,387
                                                       -----------            ----------            -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 9,653,215            $1,053,714            $19,319
                                                       ===========            ==========            =======

                                                      FIDELITY(R) VIP      GOLDMAN SACHS VIT       INVESCO V.I.
                                                          MID CAP               MID CAP             FINANCIAL
                                                         PORTFOLIO+           VALUE FUND+         SERVICES FUND+
                                                      ---------------      -----------------      --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  1,598               $ 1,392               $   --
 Expenses:
  Less: Asset-based charges.........................        4,518                   960                  114
  Less: Reduction for expense limitation............           --                    --                   --
                                                         --------               -------               ------
  Net Expenses......................................        4,518                   960                  114
                                                         --------               -------               ------
NET INVESTMENT INCOME (LOSS)........................       (2,920)                  432                 (114)
                                                         --------               -------               ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        5,471                 2,210                1,051
  Realized gain distribution from The Trusts........        2,100                    --                   --
                                                         --------               -------               ------
 Net realized gain (loss)...........................        7,571                 2,210                1,051
                                                         --------               -------               ------
 Change in unrealized appreciation
  (depreciation) of investments.....................      126,514                34,311                2,548
                                                         --------               -------               ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      134,085                36,521                3,599
                                                         --------               -------               ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $131,165               $36,953               $3,485
                                                         ========               =======               ======

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                         INVESCO V.I.         INVESCO V.I.        INVESCO V.I.
                                                      GLOBAL REAL ESTATE     INTERNATIONAL          MID CAP
                                                             FUND+            GROWTH FUND+     CORE EQUITY FUND+
                                                      ------------------     -------------     -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $ 9,888             $ 8,104            $    467
 Expenses:
  Less: Asset-based charges.........................          7,038               3,383               3,666
  Less: Reduction for expense limitation............             --                  --                  --
                                                            -------             -------            --------
  Net Expenses......................................          7,038               3,383               3,666
                                                            -------             -------            --------
NET INVESTMENT INCOME (LOSS)........................          2,850               4,721              (3,199)
                                                            -------             -------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         10,872               4,023               3,524
  Realized gain distribution from The Trusts........             --                  --                  --
                                                            -------             -------            --------
 Net realized gain (loss)...........................         10,872               4,023               3,524
                                                            -------             -------            --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         72,834              74,627              92,677
                                                            -------             -------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         83,706              78,650              96,201
                                                            -------             -------            --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $86,556             $83,371            $ 93,002
                                                            =======             =======            ========

                                                          INVESCO V.I.
                                                            SMALL CAP         IVY FUNDS VIP       IVY FUNDS VIP
                                                          EQUITY FUND+           ENERGY+          HIGH INCOME+
                                                         --------------      ---------------     --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $     --            $      1            $     --
 Expenses:
  Less: Asset-based charges.........................           1,559               6,507               8,823
  Less: Reduction for expense limitation............              --                  --                  --
                                                            --------            --------            --------
  Net Expenses......................................           1,559               6,507               8,823
                                                            --------            --------            --------
NET INVESTMENT INCOME (LOSS)........................          (1,559)             (6,506)             (8,823)
                                                            --------            --------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          13,047              78,997              24,963
  Realized gain distribution from The Trusts........              --                  --                  --
                                                            --------            --------            --------
 Net realized gain (loss)...........................          13,047              78,997              24,963
                                                            --------            --------            --------
 Change in unrealized appreciation
  (depreciation) of investments.....................          57,945             275,589              74,964
                                                            --------            --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          70,992             354,586              99,927
                                                            --------            --------            --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $ 69,433            $348,080            $ 91,104
                                                            ========            ========            ========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      IVY FUNDS VIP      LAZARD RETIREMENT
                                                        SMALL CAP         EMERGING MARKETS       MFS(R) INTERNATIONAL
                                                         GROWTH+         EQUITY PORTFOLIO+         VALUE PORTFOLIO+
                                                      -------------      -----------------      ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $    --               $146,445                $      --
 Expenses:
  Less: Asset-based charges.........................        850                 28,977                   12,861
  Less: Reduction for expense limitation............         --                     --                       --
                                                        -------               --------                ---------
  Net Expenses......................................        850                 28,977                   12,861
                                                        -------               --------                ---------
NET INVESTMENT INCOME (LOSS)........................       (850)               117,468                  (12,861)
                                                        -------               --------                ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        531                 30,515                   24,590
  Realized gain distribution from The Trusts........         --                     --                       --
                                                        -------               --------                ---------
 Net realized gain (loss)...........................        531                 30,515                   24,590
                                                        -------               --------                ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................     39,189                263,453                  214,831
                                                        -------               --------                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     39,720                293,968                  239,421
                                                        -------               --------                ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $38,870               $411,436                $ 226,560
                                                        =======               ========                =========

                                                     MFS(R) INVESTORS
                                                       GROWTH STOCK       MFS(R) INVESTORS       MFS(R) TECHNOLOGY
                                                          SERIES+           TRUST SERIES+           PORTFOLIO+
                                                       -------------      ----------------       -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $    --              $     --               $     --
 Expenses:
  Less: Asset-based charges.........................         540                 4,556                  3,170
  Less: Reduction for expense limitation............          --                    --                     --
                                                         -------              --------               --------
  Net Expenses......................................         540                 4,556                  3,170
                                                         -------              --------               --------
NET INVESTMENT INCOME (LOSS)........................        (540)               (4,556)                (3,170)
                                                         -------              --------               --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         658                 2,081                 25,780
  Realized gain distribution from The Trusts........          --                    --                     --
                                                         -------              --------               --------
 Net realized gain (loss)...........................         658                 2,081                 25,780
                                                         -------              --------               --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      12,697               109,929                 43,770
                                                         -------              --------               --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      13,355               112,010                 69,550
                                                         -------              --------               --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $12,815              $107,454               $ 66,380
                                                         =======              ========               ========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                             MULTIMANAGER
                                                      MFS(R) UTILITIES        AGGRESSIVE        MULTIMANAGER
                                                           SERIES+              EQUITY*          CORE BOND*
                                                      ----------------      -------------       ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $     --          $  4,859,273         $2,849,337
 Expenses:
  Less: Asset-based charges.........................         3,705             7,468,813          1,274,898
  Less: Reduction for expense limitation............            --            (1,550,785)                --
                                                          --------          ------------         ----------
  Net Expenses......................................         3,705             5,918,028          1,274,898
                                                          --------          ------------         ----------
NET INVESTMENT INCOME (LOSS)........................        (3,705)           (1,058,755)         1,574,439
                                                          --------          ------------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        10,255           (18,591,492)         1,171,769
  Realized gain distribution from The Trusts........            --                    --          1,470,087
                                                          --------          ------------         ----------
 Net realized gain (loss)...........................        10,255           (18,591,492)         2,641,856
                                                          --------          ------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        60,304           110,198,763            120,226
                                                          --------          ------------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        70,559            91,607,271          2,762,082
                                                          --------          ------------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $ 66,854          $ 90,548,516         $4,336,521
                                                          ========          ============         ==========

                                                        MULTIMANAGER        MULTIMANAGER       MULTIMANAGER
                                                        INTERNATIONAL        LARGE CAP          LARGE CAP
                                                           EQUITY*          CORE EQUITY*          VALUE*
                                                      ---------------      -------------       ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,080,459        $    38,547         $   476,570
 Expenses:
  Less: Asset-based charges.........................         908,226            188,384             690,062
  Less: Reduction for expense limitation............              --                 --                  --
                                                        ------------        -----------         -----------
  Net Expenses......................................         908,226            188,384             690,062
                                                        ------------        -----------         -----------
NET INVESTMENT INCOME (LOSS)........................       1,172,233           (149,837)           (213,492)
                                                        ------------        -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (11,273,751)        (1,097,537)         (5,898,995)
  Realized gain distribution from The Trusts........              --                 --                  --
                                                        ------------        -----------         -----------
 Net realized gain (loss)...........................     (11,273,751)        (1,097,537)         (5,898,995)
                                                        ------------        -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      13,941,930          2,640,215          12,270,656
                                                        ------------        -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       2,668,179          1,542,678           6,371,661
                                                        ------------        -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $  3,840,412        $ 1,392,841         $ 6,158,169
                                                        ============        ===========         ===========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                        MULTIMANAGER         MULTIMANAGER           MULTIMANAGER
                                                      MID CAP GROWTH*       MID CAP VALUE*       MULTI-SECTOR BOND*
                                                     ----------------      ---------------      -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $         --          $    500,301           $ 3,422,482
 Expenses:
  Less: Asset-based charges.........................        864,448               828,637             1,554,364
  Less: Reduction for expense limitation............             --                    --                    --
                                                       ------------          ------------           -----------
  Net Expenses......................................        864,448               828,637             1,554,364
                                                       ------------          ------------           -----------
NET INVESTMENT INCOME (LOSS)........................       (864,448)             (328,336)            1,868,118
                                                       ------------          ------------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (2,990,864)           (3,274,390)           (8,626,841)
  Realized gain distribution from The Trusts........             --                    --                    --
                                                       ------------          ------------           -----------
 Net realized gain (loss)...........................     (2,990,864)           (3,274,390)           (8,626,841)
                                                       ------------          ------------           -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     19,385,816            17,560,417            13,128,936
                                                       ------------          ------------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     16,394,952            14,286,027             4,502,095
                                                       ------------          ------------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 15,530,504          $ 13,957,691           $ 6,370,213
                                                       ============          ============           ===========

                                                         MULTIMANAGER         MULTIMANAGER         MULTIMANAGER
                                                      SMALL CAP GROWTH*     SMALL CAP VALUE*        TECHNOLOGY*
                                                      -----------------     ----------------       ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $         --         $    179,771         $         --
 Expenses:
  Less: Asset-based charges.........................          587,147            1,592,052            1,481,261
  Less: Reduction for expense limitation............               --                   --                   --
                                                         ------------         ------------         ------------
  Net Expenses......................................          587,147            1,592,052            1,481,261
                                                         ------------         ------------         ------------
NET INVESTMENT INCOME (LOSS)........................         (587,147)          (1,412,281)          (1,481,261)
                                                         ------------         ------------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (3,624,890)         (18,347,017)          (4,043,575)
  Realized gain distribution from The Trusts........               --                   --                   --
                                                         ------------         ------------         ------------
 Net realized gain (loss)...........................       (3,624,890)         (18,347,017)          (4,043,575)
                                                         ------------         ------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       15,038,194           44,919,404           23,048,143
                                                         ------------         ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       11,413,304           26,572,387           19,004,568
                                                         ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 10,826,157         $ 25,160,106         $ 17,523,307
                                                         ============         ============         ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                           PIMCO VARIABLE
                                                      OPPENHEIMER          INSURANCE TRUST
                                                      MAIN STREET      COMMODITYREALRETURN(R)     TARGET 2015
                                                      FUND(R)/VA+        STRATEGY PORTFOLIO+      ALLOCATION*
                                                      -----------      ----------------------    ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   --                 $16,196            $  268,455
 Expenses:
  Less: Asset-based charges.........................       161                   1,178               229,411
  Less: Reduction for expense limitation............        --                      --                    --
                                                        ------                 -------            ----------
  Net Expenses......................................       161                   1,178               229,411
                                                        ------                 -------            ----------
NET INVESTMENT INCOME (LOSS)........................      (161)                 15,018                39,044
                                                        ------                 -------            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       342                     952              (656,193)
  Realized gain distribution from The Trusts........        --                   7,948               106,680
                                                        ------                 -------            ----------
 Net realized gain (loss)...........................       342                   8,900              (549,513)
                                                        ------                 -------            ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     4,347                  32,421             2,119,768
                                                        ------                 -------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     4,689                  41,321             1,570,255
                                                        ------                 -------            ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $4,528                 $56,339            $1,609,299
                                                        ======                 =======            ==========

                                                        TARGET 2025         TARGET 2035          TARGET 2045
                                                        ALLOCATION*         ALLOCATION*          ALLOCATION*
                                                       -------------        ------------         -----------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $     335,626        $  246,152           $  146,948
 Expenses:
  Less: Asset-based charges.........................         295,438           224,369              151,178
  Less: Reduction for expense limitation............              --                --                   --
                                                       -------------        ----------           ----------
  Net Expenses......................................         295,438           224,369              151,178
                                                       -------------        ----------           ----------
NET INVESTMENT INCOME (LOSS)........................          40,188            21,783               (4,230)
                                                       -------------        ----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (1,139,682)         (666,137)            (516,787)
  Realized gain distribution from The Trusts........          41,002            56,263               67,172
                                                       -------------        ----------           ----------
 Net realized gain (loss)...........................      (1,098,680)         (609,874)            (449,615)
                                                       -------------        ----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       3,563,709         2,680,639            1,917,089
                                                       -------------        ----------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       2,465,029         2,070,765            1,467,474
                                                       -------------        ----------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $   2,505,217        $2,092,548           $1,463,244
                                                       =============        ==========           ==========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                           TEMPLETON
                                                          GLOBAL BOND
                                                        SECURITIES FUND+
                                                       -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $  1,573
 Expenses:
  Less: Asset-based charges.........................          5,339
  Less: Reduction for expense limitation............             --
                                                           --------
  Net Expenses......................................          5,339
                                                           --------
NET INVESTMENT INCOME (LOSS)........................         (3,766)
                                                           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          1,831
  Realized gain distribution from The Trusts........            284
                                                           --------
 Net realized gain (loss)...........................          2,115
                                                           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         43,778
                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         45,893
                                                           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $ 42,127
                                                           ========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 AMERICAN CENTURY
                                                           ALL ASSET                VP MID CAP              AXA AGGRESSIVE
                                                        ALLOCATION* (m)             VALUE (n)                 ALLOCATION*
                                                 -----------------------------  -----------------  ---------------------------------
                                                       2010           2009             2010              2010             2009
                                                 --------------- -------------  -----------------  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    82,514    $   30,934        $  2,972        $   1,298,594    $    (247,451)
 Net realized gain (loss) on investments........       312,590        26,500          (1,002)         (23,470,399)        (894,740)
 Change in unrealized appreciation
  (depreciation) of investments.................       556,472       (17,554)         41,650           58,710,032       50,664,647
                                                   -----------    ----------        --------        -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................       951,576        39,880          43,620           36,538,227       49,522,456
                                                   -----------    ----------        --------        -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     2,183,904       215,259         351,651           77,955,513       69,728,140
  Transfers between funds including
   guaranteed interest account, net.............     7,065,969     1,788,753          77,518             (304,606)      10,507,488
  Transfers for contract benefits and
   terminations.................................      (316,477)         (848)           (571)         (20,477,833)     (11,791,017)
  Contract maintenance charges..................        (3,758)          (70)            (33)            (783,346)        (590,373)
  Adjustments to net assets allocated to
   contracts in payout period...................            --            --              --                   --               --
                                                   -----------    ----------        --------        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     8,929,638     2,003,094         428,565           56,389,728       67,854,238
                                                   -----------    ----------        --------        -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         1,904           169              --                6,000               --
                                                   -----------    ----------        --------        -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     9,883,118     2,043,143         472,185           92,933,955      117,376,694
NET ASSETS -- BEGINNING OF PERIOD...............     2,043,143            --              --          264,078,290      146,701,596
                                                   -----------    ----------        --------        -------------    -------------
NET ASSETS -- END OF PERIOD.....................   $11,926,261    $2,043,143        $472,185        $ 357,012,245    $ 264,078,290
                                                   ===========    ==========        ========        =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            91            20              --                  948            1,054
 Redeemed.......................................           (10)           --              --                 (472)            (372)
                                                   -----------    ----------        --------        -------------    -------------
 Net Increase (Decrease)........................            81            20              --                  476              682
                                                   ===========    ==========        ========        =============    =============
UNIT ACTIVITY CLASS II
 Issued.........................................            --            --               5                   --               --
 Redeemed.......................................            --            --              (1)                  --               --
                                                   -----------    ----------        --------        -------------    -------------
 Net Increase (Decrease)........................            --            --               4                   --               --
                                                   ===========    ==========        =========       =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      AXA BALANCED              AXA CONSERVATIVE               AXA CONSERVATIVE
                                                     STRATEGY* (a)                ALLOCATION*                GROWTH STRATEGY* (a)
                                               ------------------------   ---------------------------   ----------------------------
                                                   2010         2009          2010          2009            2010             2009
                                               -----------   ----------   ------------   ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    78,118   $   50,643   $  1,047,713   $    827,721    $    9,986   $   10,450
 Net realized gain (loss) on investments........      158,853       35,639      3,008,231     (1,567,981)       33,071       12,381
 Change in unrealized appreciation
  (depreciation) of investments.................    1,021,645       54,313      1,110,527      6,178,939       151,772       20,394
                                                  -----------   ----------   ------------   ------------    ----------   ----------
 Net Increase (decrease) in net assets from
  operations....................................    1,258,616      140,595      5,166,471      5,438,679       194,829       43,225
                                                  -----------   ----------   ------------   ------------    ----------   ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........   14,675,323    5,608,136     20,458,209     15,923,956     2,439,028    1,267,961
  Transfers between funds including
   guaranteed interest account, net.............          393      371,574      8,546,606      6,744,587            --      (21,993)
  Transfers for contract benefits and
   terminations.................................     (364,275)     (82,716)    (8,992,156)    (5,699,977)      (40,925)    (148,494)
  Contract maintenance charges..................      (56,216)         (19)      (119,803)       (84,454)      (11,135)         (38)
  Adjustments to net assets allocated to
   contracts in payout period...................           --           --             --             --            --           --
                                                  -----------   ----------   ------------   ------------    ----------   ----------
Net increase (decrease) in net assets from
 contractowners transactions....................   14,255,225    5,896,975     19,892,856     16,884,112     2,386,968    1,097,436
                                                  -----------   ----------   ------------   ------------    ----------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          839         (237)          --             --              --           --
                                                  -----------   ----------   ------------   ------------    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS...............   15,514,680    6,037,333     25,059,327     22,322,791     2,581,797    1,140,661
NET ASSETS -- BEGINNING OF PERIOD...............    6,037,333         --       78,156,007     55,833,216     1,140,661         --
                                                  -----------   ----------   ------------   ------------    ----------   ----------
NET ASSETS -- END OF PERIOD.....................  $21,552,013   $6,037,333   $103,215,334   $ 78,156,007    $3,722,458   $1,140,661
                                                  ===========   ==========   ============   ============    ==========   ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued .....................................           10            4             --             --            --              --
 Redeemed ...................................          (11)          --             --             --            --              --
                                               -----------   ----------   ------------   ------------    ----------      ----------
 Net Increase (Decrease) ....................           (1)           4             --             --            --              --
                                               ===========   ==========   ============   ============    ==========      ==========
UNIT ACTIVITY CLASS B
 Issued .....................................          128           52            384            367            24              12
 Redeemed ...................................           (3)          (1)          (207)          (205)           (3)             (2)
                                               -----------   ----------   ------------   ------------    ----------      ----------
 Net Increase (Decrease) ....................          125           51            177            162            21              10
                                               ===========   ==========   ============   ============    ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                    AXA CONSERVATIVE         AXA CONSERVATIVE-PLUS            AXA GROWTH
                                                       STRATEGY*                  ALLOCATION*                STRATEGY* (b)
                                                 ----------------------   ---------------------------   -----------------------
                                                    2010         2009         2010          2009            2010         2009
                                                 ----------   ---------   ------------   ------------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    7,878   $   3,569   $  1,178,367   $    815,886   $    5,093   $    8,968
 Net realized gain (loss) on investments........         7,253       3,445     (1,704,113)      (737,736)      13,941       14,956
 Change in unrealized appreciation
  (depreciation) of investments.................        24,661      (1,652)    10,793,897     12,108,048       86,473       12,851
                                                    ----------   ---------   ------------   ------------   ----------   ----------
 Net Increase (decrease) in net assets from
  operations....................................        39,792       5,362     10,268,151     12,186,198      105,507       36,775
                                                    ----------   ---------   ------------   ------------   ----------   ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,184,693     436,247     33,435,469     28,768,650           --           --
  Transfers between funds including
   guaranteed interest account, net.............       (10,830)    (22,016)     1,669,624      5,890,218      (14,458)   1,446,517
  Transfers for contract benefits and
   terminations.................................       (11,949)   (144,372)   (13,452,907)    (8,216,734)     (30,298)      (9,185)
  Contract maintenance charges..................        (2,033)        (38)      (277,426)      (194,931)          --           --
  Adjustments to net assets allocated to
   contracts in payout period...................            --          --             --             --           --           --
                                                    ----------   ---------   ------------   ------------   ----------   ----------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,159,881     269,821     21,374,760     26,247,203      (44,756)   1,437,332
                                                    ----------   ---------   ------------   ------------   ----------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           178          19             --          3,503           --           49
                                                    ----------   ---------   ------------   ------------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS...............     1,199,851     275,202     31,642,911     38,436,904       60,751    1,474,156
NET ASSETS -- BEGINNING OF PERIOD...............       275,202          --    118,189,637     79,752,733    1,474,156           --
                                                    ----------   ---------   ------------   ------------   ----------   ----------
NET ASSETS -- END OF PERIOD.....................    $1,475,053   $ 275,202   $149,832,548   $118,189,637   $1,534,907   $1,474,156
                                                    ==========   =========   ============   ============   ==========   ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued .....................................            --          --             --             --            6           18
 Redeemed ...................................            --          --             --             --           (7)          (4)
                                                 ----------   ---------   ------------   ------------   ----------   ----------
 Net Increase (Decrease) ....................            --          --             --             --           (1)          14
                                                 ==========   =========   ============   ============   ==========   ==========
UNIT ACTIVITY CLASS B
 Issued .....................................            10           5            462            457           --           --
 Redeemed ...................................            --          (2)          (274)          (201)          --           --
                                                 ----------   ---------   ------------   ------------   ----------   ----------
 Net Increase (Decrease) ....................            10           3            188            256           --           --
                                                 ==========   =========   ============   ============   ==========   ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                          AXA MODERATE                      AXA MODERATE-PLUS
                                                           ALLOCATION*                         ALLOCATION*
                                                 -------------------------------      ---------------------------
                                                      2010             2009               2010           2009
                                                 --------------   --------------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   19,760,573   $    7,425,879      $  3,971,306   $  1,062,579
 Net realized gain (loss) on investments........        12,503,339       56,506,218       (33,276,501)     4,509,102
 Change in unrealized appreciation
  (depreciation) of investments.................       102,080,469      138,523,995       103,286,611    100,760,740
                                                    --------------   --------------      ------------   ------------
 Net Increase (decrease) in net assets from
  operations....................................       134,344,381      202,456,092        73,981,416    106,332,421
                                                    --------------   --------------      ------------   ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       168,373,011      149,839,690       147,688,275    142,769,918
  Transfers between funds including
   guaranteed interest account, net.............       (25,144,572)     (20,297,442)      (14,382,009)     6,248,018
  Transfers for contract benefits and
   terminations.................................      (141,801,279)    (116,885,252)      (52,014,271)   (37,464,153)
  Contract maintenance charges..................        (1,989,790)      (1,788,380)       (1,611,514)    (1,314,750)
  Adjustments to net assets allocated to
   contracts in payout period...................          (435,039)        (509,566)               --             --
                                                    --------------   --------------      ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................          (997,669)      10,359,050        79,680,481    110,239,033
                                                    --------------   --------------      ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         1,884,344        1,776,634                --         59,998
                                                    --------------   --------------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS...............       135,231,056      214,591,776       153,661,897    216,631,452
NET ASSETS -- BEGINNING OF PERIOD...............     1,500,276,656    1,285,684,880       668,809,213    452,177,761
                                                    --------------   --------------      ------------   ------------
NET ASSETS -- END OF PERIOD.....................    $1,635,507,712   $1,500,276,656      $822,471,110   $668,809,213
                                                    ==============   ==============      ============   ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued .....................................             2,135            3,063                --             --
 Redeemed ...................................            (2,724)          (3,213)               --             --
                                                 --------------   --------------      ------------   ------------
 Net Increase (Decrease) ....................              (589)            (150)               --             --
                                                 ==============   ==============      ============   ============
UNIT ACTIVITY CLASS B
 Issued .....................................               620              512             1,598          1,897
 Redeemed ...................................              (282)            (265)             (943)          (840)
                                                 --------------   --------------      ------------   ------------
 Net Increase (Decrease) ....................               338              247               655          1,057
                                                 ==============   ==============      ============   ============


                                                    AXA TACTICAL             AXA TACTICAL
                                                 MANAGER 2000* (n)         MANAGER 400* (n)
                                                 -----------------         -----------------
                                                       2010                      2010
                                                 -----------------         -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $   (970)                $ (2,024)
 Net realized gain (loss) on investments........          17,089                   24,024
 Change in unrealized appreciation
  (depreciation) of investments.................          28,751                   48,960
                                                        --------                 --------
 Net Increase (decrease) in net assets from
  operations....................................          44,870                   70,960
                                                        --------                 --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         151,386                  227,103
  Transfers between funds including
   guaranteed interest account, net.............         219,907                  656,415
  Transfers for contract benefits and
   terminations.................................             (74)                    (239)
  Contract maintenance charges..................             (30)                     (75)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                       --
                                                        --------                 --------
Net increase (decrease) in net assets from
 contractowners transactions....................         371,189                  883,204
                                                        --------                 --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              15                       44
                                                        --------                 --------
INCREASE (DECREASE) IN NET ASSETS...............         416,074                  954,208
NET ASSETS -- BEGINNING OF PERIOD...............              --                       --
                                                        --------                 --------
NET ASSETS -- END OF PERIOD.....................        $416,074                 $954,208
                                                        ========                 ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued ........................................              --                       --
 Redeemed ......................................              --                       --
                                                        --------                 --------
 Net Increase (Decrease) .......................              --                       --
                                                        ========                 ========
UNIT ACTIVITY CLASS B
 Issued ........................................               5                        9
 Redeemed ......................................              (2)                      (1)
                                                        --------                 --------
 Net Increase (Decrease) .......................               3                        8
                                                        ========                 ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    AXA TACTICAL
                                                 AXA TACTICAL          MANAGER             EQ/ALLIANCEBERNSTEIN
                                               MANAGER 500* (n)   INTERNATIONAL* (n)          INTERNATIONAL*
                                               ----------------   ------------------   ---------------------------
                                                    2010                2010             2010            2009
                                               ----------------   ------------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $     (472)        $  1,633         $  5,610,690   $  6,266,671
 Net realized gain (loss) on investments........       17,926            7,891          (37,800,030)   (60,112,404)
 Change in unrealized appreciation
  (depreciation) of investments.................       66,469           22,006           50,509,990    162,512,273
                                                   ----------         --------         ------------   ------------
 Net Increase (decrease) in net assets from
  operations....................................       83,923           31,530           18,320,650    108,666,540
                                                   ----------         --------         ------------   ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      677,985          269,201           36,439,952     43,807,489
  Transfers between funds including
   guaranteed interest account, net.............      455,161          339,220          (34,462,621)   (28,773,650)
  Transfers for contract benefits and
   terminations.................................       (2,468)          (2,586)         (43,585,460)   (38,057,345)
  Contract maintenance charges..................         (126)             (25)            (524,953)      (597,404)
  Adjustments to net assets allocated to
   contracts in payout period...................           --               --             (128,298)      (215,407)
                                                   ----------         --------         ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    1,130,552          605,810          (42,261,380)   (23,836,317)
                                                   ----------         --------         ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          198              700              231,492        248,594
                                                   ----------         --------         ------------   ------------
INCREASE (DECREASE) IN NET ASSETS...............    1,214,673          638,040          (23,709,238)    85,078,817
NET ASSETS -- BEGINNING OF PERIOD...............           --               --          523,347,996    438,269,179
                                                   ----------         --------         ------------   ------------
NET ASSETS -- END OF PERIOD.....................   $1,214,673         $638,040         $499,638,758   $523,347,996
                                                   ==========         ========         ============   ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued .....................................              --             --                    421            743
 Redeemed ...................................              --             --                   (730)          (911)
                                                   ----------         --------         ------------   ------------
 Net Increase (Decrease) ....................              --               --                 (309)          (168)
                                                   ==========         ========         ============   ============
UNIT ACTIVITY CLASS B
 Issued .....................................              11                8                   90            134
 Redeemed ...................................              (1)              (3)                (152)          (202)
                                                   ----------         --------         ------------   ------------
 Net Increase (Decrease) ....................              10                5                  (62)           (68)
                                                   ==========         ========         ============   ============

                                                         EQ/ALLIANCEBERNSTEIN
                                                           SMALL CAP GROWTH*
                                                    ---------------------------
                                                       2010            2009
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $ (3,448,474)  $ (2,492,226)
 Net realized gain (loss) on investments........      (3,388,695)   (28,313,781)
 Change in unrealized appreciation
  (depreciation) of investments.................      84,838,262     97,071,168
                                                    ------------   ------------
 Net Increase (decrease) in net assets from
  operations....................................      78,001,093     66,265,161
                                                    ------------   ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      17,454,369     18,105,704
  Transfers between funds including
   guaranteed interest account, net.............      (7,880,647)    (8,247,878)
  Transfers for contract benefits and
   terminations.................................     (23,647,699)   (16,722,756)
  Contract maintenance charges..................        (287,999)      (290,412)
  Adjustments to net assets allocated to
   contracts in payout period...................        (394,341)      (362,480)
                                                    ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (14,756,317)    (7,517,822)
                                                    ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         441,786        384,785
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS...............      63,686,562     59,132,124
NET ASSETS -- BEGINNING OF PERIOD...............     259,347,594    200,215,470
                                                    ------------   ------------
NET ASSETS -- END OF PERIOD.....................    $323,034,156   $259,347,594
                                                    ============   ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued ........................................             286            351
 Redeemed ......................................            (358)          (392)
                                                    ------------   ------------
 Net Increase (Decrease) .......................             (72)           (41)
                                                    ============   ============
UNIT ACTIVITY CLASS B
 Issued ........................................              60             68
 Redeemed ......................................             (81)           (85)
                                                    ------------   ------------
 Net Increase (Decrease) .......................             (21)           (17)
                                                    ============   ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/AXA FRANKLIN                    EQ/BLACKROCK
                                                      SMALL CAP VALUE CORE*              BASIC VALUE EQUITY*
                                                   --------------------------     -----------------------------
                                                      2010            2009             2010             2009
                                                   -----------    -----------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (139,787)   $   (22,892)    $    110,521     $  3,830,094
 Net realized gain (loss) on investments........     1,850,260     (2,088,015)     (14,589,250)     (23,704,481)
 Change in unrealized appreciation
  (depreciation) of investments.................       831,376      4,465,660       52,989,643       89,803,308
                                                   -----------    -----------     ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,541,849      2,354,753       38,510,914       69,928,921
                                                   -----------    -----------     ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,818,139      2,042,849       44,282,109       35,057,405
  Transfers between funds including
   guaranteed interest account, net.............       516,837        372,303       14,535,743        8,642,044
  Transfers for contract benefits and
   terminations.................................      (879,150)      (716,088)     (28,019,514)     (19,889,764)
  Contract maintenance charges..................       (12,863)       (12,222)        (328,994)        (311,759)
  Adjustments to net assets allocated to
   contracts in payout period...................            --             --               --               --
                                                   -----------    -----------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,442,963      1,686,842       30,469,344       23,497,926
                                                   -----------    -----------     ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             --               --            8,999
                                                   -----------    -----------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............     3,984,812      4,041,595       68,980,258       93,435,846
NET ASSETS -- BEGINNING OF PERIOD...............    11,631,475      7,589,880      328,748,111      235,312,265
                                                   -----------    -----------     ------------     ------------
NET ASSETS -- END OF PERIOD.....................   $15,616,287    $11,631,475     $397,728,369     $328,748,111
                                                   ===========    ===========     ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            94            115              525              472
 Redeemed.......................................           (82)           (89)            (329)            (305)
                                                   -----------    -----------     ------------     ------------
 Net Increase (Decrease)........................            12             26              196              167
                                                   ===========    ===========     ============     ============

                                                           EQ/BLACKROCK
                                                       INTERNATIONAL VALUE*
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (1,281,221)   $   1,751,443
 Net realized gain (loss) on investments........    (27,741,994)     (31,017,073)
 Change in unrealized appreciation
  (depreciation) of investments.................     40,646,625       85,045,272
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     11,623,410       55,779,642
                                                  -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     27,719,527       28,604,304
  Transfers between funds including
   guaranteed interest account, net.............    (10,551,559)      (6,079,350)
  Transfers for contract benefits and
   terminations.................................    (20,970,278)     (15,813,505)
  Contract maintenance charges..................       (272,401)        (296,177)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (4,074,711)       6,415,272
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --               --
                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............      7,548,699       62,194,914
NET ASSETS -- BEGINNING OF PERIOD...............    252,946,848      190,751,934
                                                  -------------    -------------
NET ASSETS -- END OF PERIOD.....................  $ 260,495,547    $ 252,946,848
                                                  =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            386              477
 Redeemed.......................................           (417)            (407)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (31)              70
                                                  =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/BOSTON ADVISORS                     EQ/CALVERT
                                                         EQUITY INCOME*                  SOCIALLY RESPONSIBLE*
                                                 -------------------------------    -------------------------------
                                                       2010            2009               2010            2009
                                                 --------------- ---------------    --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    581,889    $    591,009       $   (248,423)   $   (159,792)
 Net realized gain (loss) on investments........    (5,215,382)     (9,518,856)          (848,470)     (1,198,023)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,655,520      14,328,905          3,264,762       5,547,751
                                                  ------------    ------------       ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     7,022,027       5,401,058          2,167,869       4,189,936
                                                  ------------    ------------       ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     6,952,386       7,411,670          2,902,438       3,017,850
  Transfers between funds including
   guaranteed interest account, net.............    (2,502,997)     (2,069,966)          (580,124)       (508,471)
  Transfers for contract benefits and
   terminations.................................    (4,020,320)     (2,910,080)        (1,186,695)       (654,146)
  Contract maintenance charges..................       (60,445)        (57,332)           (32,644)        (30,974)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                 --              --
                                                  ------------    ------------       ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       368,624       2,374,292          1,102,975       1,824,259
                                                  ------------    ------------       ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            91           5,711                 --          99,998
                                                  ------------    ------------       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     7,390,742       7,781,061          3,270,844       6,114,193
NET ASSETS -- BEGINNING OF PERIOD...............    50,323,292      42,542,231         18,950,607      12,836,414
                                                  ------------    ------------       ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 57,714,034    $ 50,323,292       $ 22,221,451    $ 18,950,607
                                                  ============    ============       ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           125             195                 55              67
 Redeemed.......................................          (121)           (158)               (39)            (35)
                                                  ------------    ------------       ------------    ------------
 Net Increase (Decrease)........................             4              37                 16              32
                                                  ============    ============       ============    ============

                                                            EQ/CAPITAL
                                                         GUARDIAN GROWTH*
                                                  ------------------------------
                                                        2010           2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   (157,592)   $   (132,978)
 Net realized gain (loss) on investments........     (1,048,880)     (1,567,967)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,269,609       5,776,621
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      2,063,137       4,075,676
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      2,136,201       2,135,830
  Transfers between funds including
   guaranteed interest account, net.............       (268,124)        122,396
  Transfers for contract benefits and
   terminations.................................     (1,455,800)     (1,160,460)
  Contract maintenance charges..................        (17,031)        (17,593)
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --
                                                   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................        395,246       1,080,173
                                                   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --               4
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............      2,458,383       5,155,853
NET ASSETS -- BEGINNING OF PERIOD...............     17,334,802      12,178,949
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $ 19,793,185    $ 17,334,802
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             73              83
 Redeemed.......................................            (65)            (60)
                                                   ------------    ------------
 Net Increase (Decrease)........................              8              23
                                                   ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/CAPITAL                          EQ/COMMON STOCK
                                                        GUARDIAN RESEARCH*                        INDEX* (i)
                                                 ---------------------------------   -------------------------------------
                                                       2010             2009                2010               2009
                                                 ---------------- ----------------   ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   (871,641)    $   (188,533)      $    1,709,100     $   10,966,286
 Net realized gain (loss) on investments........    (6,115,143)     (12,301,306)         (67,795,305)      (184,477,707)
 Change in unrealized appreciation
  (depreciation) of investments.................    28,363,259       50,010,433          346,841,756        621,996,052
                                                  ------------     ------------       --------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................    21,376,475       37,520,594          280,755,551        448,484,631
                                                  ------------     ------------       --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     9,722,040       10,874,013           73,526,012         80,357,181
  Transfers between funds including
   guaranteed interest account, net.............   (10,251,960)     (10,097,645)         (96,016,346)       (81,900,605)
  Transfers for contract benefits and
   terminations.................................   (13,138,142)     (11,311,617)        (183,876,034)      (144,591,111)
  Contract maintenance charges..................      (138,738)        (154,313)          (1,768,922)        (1,956,130)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --             (544,100)        (1,619,845)
                                                  ------------     ------------       --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions....................   (13,806,800)     (10,689,562)        (208,679,390)      (149,710,510)
                                                  ------------     ------------       --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           19,999            3,545,595          4,454,618
                                                  ------------     ------------       --------------     --------------
INCREASE (DECREASE) IN NET ASSETS...............     7,569,675       26,851,031           75,621,756        303,228,739
NET ASSETS -- BEGINNING OF PERIOD...............   161,250,960      134,399,929        2,095,296,899      1,792,068,160
                                                  ------------     ------------       --------------     --------------
NET ASSETS -- END OF PERIOD.....................  $168,820,635     $161,250,960       $2,170,918,655     $2,095,296,899
                                                  ============     ============       ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --               --                  517                 --
 Redeemed.......................................            --               --               (1,266)                --
                                                  ------------     ------------       --------------     --------------
 Net Increase (Decrease)........................            --               --                 (749)                --
                                                  ============     ============       ==============     ==============
UNIT ACTIVITY CLASS B
 Issued.........................................           124              183                  114                151
 Redeemed.......................................          (254)            (305)                (218)              (248)
                                                  ------------     ------------       --------------     --------------
 Net Increase (Decrease)........................          (130)            (122)                (104)               (97)
                                                  ============     ============       ==============     ==============

                                                            EQ/CORE BOND
                                                             INDEX* (l)
                                                  --------------------------------
                                                        2010             2009
                                                  ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   1,183,871    $  1,593,337
 Net realized gain (loss) on investments........      (3,793,605)     (5,279,756)
 Change in unrealized appreciation
  (depreciation) of investments.................       8,199,275       3,877,623
                                                   -------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................       5,589,541         191,204
                                                   -------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      12,861,740      11,085,825
  Transfers between funds including
   guaranteed interest account, net.............      (5,064,207)     18,023,468
  Transfers for contract benefits and
   terminations.................................     (11,803,369)     (9,510,234)
  Contract maintenance charges..................        (142,831)       (143,800)
  Adjustments to net assets allocated to
   contracts in payout period...................              --              --
                                                   -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (4,148,667)     19,455,259
                                                   -------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              --           1,001
                                                   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............       1,440,874      19,647,464
NET ASSETS -- BEGINNING OF PERIOD...............     125,584,416     105,936,952
                                                   -------------    ------------
NET ASSETS -- END OF PERIOD.....................   $ 127,025,290    $125,584,416
                                                   =============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              --              --
 Redeemed.......................................              --              --
                                                   -------------    ------------
 Net Increase (Decrease)........................              --              --
                                                   =============    ============
UNIT ACTIVITY CLASS B
 Issued.........................................             218             437
 Redeemed.......................................            (253)           (267)
                                                   -------------    ------------
 Net Increase (Decrease)........................             (35)            170
                                                   =============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/DAVIS NEW YORK
                                                            VENTURE*                   EQ/EQUITY 500 INDEX*
                                                 ------------------------------- ---------------------------------
                                                       2010            2009            2010             2009
                                                 --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   (100,423)   $    108,019    $   2,485,755    $   5,700,050
 Net realized gain (loss) on investments........         2,000      (2,139,605)     (15,039,948)     (52,814,287)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,712,799       6,587,138      105,857,109      193,023,835
                                                  ------------    ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,614,376       4,555,552       93,302,916      145,909,598
                                                  ------------    ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,747,740       3,834,620       60,166,859       60,546,383
  Transfers between funds including
   guaranteed interest account, net.............     1,412,377       3,630,978      (27,044,084)     (20,778,700)
  Transfers for contract benefits and
   terminations.................................    (2,199,672)     (1,358,473)     (61,630,215)     (49,707,471)
  Contract maintenance charges..................       (19,205)        (15,604)        (743,337)        (777,626)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --         (161,980)        (438,827)
                                                  ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,941,240       6,091,521      (29,412,757)     (11,156,241)
                                                  ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           500           1,000          161,981          520,829
                                                  ------------    ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     6,556,116      10,648,073       64,052,140      135,274,186
NET ASSETS -- BEGINNING OF PERIOD...............    21,535,947      10,887,874      735,045,140      599,770,954
                                                  ------------    ------------    -------------    -------------
NET ASSETS -- END OF PERIOD.....................  $ 28,092,063    $ 21,535,947    $ 799,097,280    $ 735,045,140
                                                  ============    ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --              --              461              593
 Redeemed.......................................            --              --             (573)            (640)
                                                  ------------    ------------    -------------    -------------
 Net Increase (Decrease)........................            --              --             (112)             (47)
                                                  ============    ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued.........................................           143             168              205              259
 Redeemed.......................................           (92)            (74)            (187)            (220)
                                                  ------------    ------------    -------------    -------------
 Net Increase (Decrease)........................            51              94               18               39
                                                  ============    ============    =============    =============

                                                             EQ/EQUITY
                                                           GROWTH PLUS*
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (3,465,368)   $  (1,166,977)
 Net realized gain (loss) on investments........    (17,152,389)     (29,472,950)
 Change in unrealized appreciation
  (depreciation) of investments.................     66,107,196      105,183,233
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     45,489,439       74,543,306
                                                  -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     39,321,366       48,003,231
  Transfers between funds including
   guaranteed interest account, net.............    (39,585,796)     (19,600,439)
  Transfers for contract benefits and
   terminations.................................    (27,333,685)     (19,867,133)
  Contract maintenance charges..................       (416,540)        (430,689)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (28,014,655)       8,104,970
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          6,000           66,000
                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     17,480,784       82,714,276
NET ASSETS -- BEGINNING OF PERIOD...............    354,292,164      271,577,888
                                                  -------------    -------------
NET ASSETS -- END OF PERIOD.....................  $ 371,772,948    $ 354,292,164
                                                  =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             --               --
 Redeemed.......................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................             --               --
                                                  =============    =============
UNIT ACTIVITY CLASS B
 Issued.........................................            359              634
 Redeemed.......................................           (573)            (539)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (214)              95
                                                  =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/FRANKLIN                    EQ/FRANKLIN TEMPLETON
                                                          CORE BALANCED*                       ALLOCATION*
                                                 --------------------------------    -------------------------------
                                                       2010            2009                2010            2009
                                                 --------------- ----------------    --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ 1,345,710      $ 2,987,099        $   359,223     $   449,871
 Net realized gain (loss) on investments........    (6,048,422)      10,048,926)        (2,929,095)     (4,889,094)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,966,210       24,253,313          6,503,596      13,002,111
                                                   -----------      -----------        -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     7,263,498       17,191,486          3,933,724       8,562,888
                                                   -----------      -----------        -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     7,118,759        7,861,172          7,108,797       6,980,576
  Transfers between funds including
   guaranteed interest account, net.............    (5,380,529)      (1,763,011)        (1,803,321)       (778,433)
  Transfers for contract benefits and
   terminations.................................    (7,568,023)      (5,592,136)        (2,843,153)     (2,023,258)
  Contract maintenance charges..................       (81,589)         (83,441)           (72,908)        (69,111)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --                 --              --
                                                   -----------      -----------        -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    (5,911,382)         422,584          2,389,415       4,109,774
                                                   -----------      -----------        -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --               --              2,905          (2,903)
                                                   -----------      -----------        -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............     1,352,116       17,614,070          6,326,044      12,669,759
NET ASSETS -- BEGINNING OF PERIOD...............    77,395,200       59,781,130         42,406,155      29,736,396
                                                   -----------      -----------        -----------     -----------
NET ASSETS -- END OF PERIOD.....................   $78,747,316      $77,395,200        $48,732,199     $42,406,155
                                                   ===========      ===========        ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           153              231                162             183
 Redeemed.......................................          (218)            (226)              (131)           (122)
                                                   -----------      -----------        -----------     -----------
 Net Increase (Decrease)........................           (65)               5                 31              61
                                                   ===========      ===========        ===========     ===========

                                                        EQ/GAMCO MERGERS &
                                                          ACQUISITIONS*
                                                  ------------------------------
                                                        2010            2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (198,696)     $  (152,145)
 Net realized gain (loss) on investments........       389,688         (907,618)
 Change in unrealized appreciation
  (depreciation) of investments.................     1,079,315        2,758,156
                                                   -----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................     1,270,307        1,698,393
                                                   -----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,942,539        1,815,689
  Transfers between funds including
   guaranteed interest account, net.............     2,931,906         (160,098)
  Transfers for contract benefits and
   terminations.................................    (1,342,341)      (1,076,002)
  Contract maintenance charges..................       (13,583)         (13,488)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --
                                                   -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,518,521          566,101
                                                   -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --               --
                                                   -----------      -----------
INCREASE (DECREASE) IN NET ASSETS...............     4,788,828        2,264,494
NET ASSETS -- BEGINNING OF PERIOD...............    13,882,366       11,617,872
                                                   -----------      -----------
NET ASSETS -- END OF PERIOD.....................   $18,671,194      $13,882,366
                                                   ===========      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            67               43
 Redeemed.......................................           (36)             (38)
                                                   -----------      -----------
 Net Increase (Decrease)........................            31                5
                                                   ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/GAMCO                         EQ/GLOBAL
                                                       SMALL COMPANY VALUE*                  BOND PLUS*
                                                 --------------------------------- -------------------------------
                                                       2010             2009             2010            2009
                                                 ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (2,329,199)   $  (1,216,351)   $  1,167,998    $   (237,942)
 Net realized gain (loss) on investments........      1,116,049      (11,392,879)     (1,741,127)     (4,943,074)
 Change in unrealized appreciation
  (depreciation) of investments.................     75,552,881       64,621,116       3,661,433       5,288,641
                                                  -------------    -------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     74,339,731       52,011,886       3,088,304         107,625
                                                  -------------    -------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     43,035,995       30,651,361      11,300,718       9,223,504
  Transfers between funds including
   guaranteed interest account, net.............     36,790,634       19,031,771       7,757,292      (1,598,949)
  Transfers for contract benefits and
   terminations.................................    (17,114,960)      (7,962,240)     (6,334,518)     (4,527,373)
  Contract maintenance charges..................       (261,949)        (201,351)        (46,139)        (43,569)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --              --              --
                                                  -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     62,449,720       41,519,541      12,677,353       3,053,613
                                                  -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          4,583            7,997              --              --
                                                  -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    136,794,034       93,539,424      15,765,657       3,161,238
NET ASSETS -- BEGINNING OF PERIOD...............    205,128,278      111,588,854      57,774,915      54,613,677
                                                  -------------    -------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 341,922,312    $ 205,128,278    $ 73,540,572    $ 57,774,915
                                                  =============    =============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            769              633             260             218
 Redeemed.......................................           (356)            (272)           (154)           (194)
                                                  -------------    -------------    ------------    ------------
 Net Increase (Decrease)........................            413              361             106              24
                                                  =============    =============    ============    ============

                                                             EQ/GLOBAL
                                                        MULTI-SECTOR EQUITY*
                                                 ----------------------------------
                                                       2010              2009
                                                 ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    (694,855)   $       123,036
 Net realized gain (loss) on investments........    (65,208,856)      (116,820,508)
 Change in unrealized appreciation
  (depreciation) of investments.................    107,057,501        243,702,267
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     41,153,790        127,004,795
                                                  -------------    ---------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     50,093,936         45,121,733
  Transfers between funds including
   guaranteed interest account, net.............    (22,970,553)        11,810,676
  Transfers for contract benefits and
   terminations.................................    (33,190,130)       (23,012,961)
  Contract maintenance charges..................       (428,960)          (419,322)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (6,495,707)        33,500,126
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --             21,999
                                                  -------------    ---------------
INCREASE (DECREASE) IN NET ASSETS...............     34,658,083        160,526,920
NET ASSETS -- BEGINNING OF PERIOD...............    413,749,755        253,222,835
                                                  -------------    ---------------
NET ASSETS -- END OF PERIOD.....................  $ 448,407,838    $   413,749,755
                                                  =============    ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            656                961
 Redeemed.......................................           (691)              (720)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (35)               241
                                                  =============    ===============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                          EQ/INTERMEDIATE
                                                            GOVERNMENT                       EQ/INTERNATIONAL
                                                            BOND INDEX*                         CORE PLUS*
                                                 ---------------------------------   ---------------------------------
                                                       2010             2009               2010             2009
                                                 ---------------- ----------------   ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $     86,827      $   (101,172)     $    799,403     $  1,976,632
 Net realized gain (loss) on investments........       (89,707)       (1,005,660)      (16,506,522)     (15,797,207)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,186,039        (2,789,862)       26,869,302       42,867,149
                                                  ------------      ------------      ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     3,183,159        (3,896,694)       11,162,183       29,046,574
                                                  ------------      ------------      ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     7,504,412         8,352,319        22,066,978       19,179,981
  Transfers between funds including
   guaranteed interest account, net.............    (3,939,687)       (8,439,136)           51,216        7,042,584
  Transfers for contract benefits and
   terminations.................................   (11,803,394)      (12,873,607)       (9,291,808)      (5,744,878)
  Contract maintenance charges..................      (104,283)         (129,075)         (131,852)        (111,556)
  Adjustments to net assets allocated to
   contracts in payout period...................        22,156           (10,285)               --               --
                                                  ------------      ------------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (8,320,796)      (13,099,784)       12,694,534       20,366,131
                                                  ------------      ------------      ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           726            21,453                --              101
                                                  ------------      ------------      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    (5,136,911)      (16,975,025)       23,856,717       49,412,806
NET ASSETS -- BEGINNING OF PERIOD...............   103,645,989       120,621,014       124,730,229       75,317,423
                                                  ------------      ------------      ------------     ------------
NET ASSETS -- END OF PERIOD.....................  $ 98,509,078      $103,645,989      $148,586,946     $124,730,229
                                                  ============      ============      ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            61                81                --               --
 Redeemed.......................................          (100)             (132)               --               --
                                                  ------------      ------------      ------------     ------------
 Net Increase (Decrease)........................           (39)              (51)               --               --
                                                  ============      ============      ============     ============
UNIT ACTIVITY CLASS B
 Issued.........................................            40                40               382              429
 Redeemed.......................................           (52)              (71)             (255)            (198)
                                                  ------------      ------------      ------------     ------------
 Net Increase (Decrease)........................           (12)              (31)              127              231
                                                  ============      ============      ============     ============

                                                         EQ/INTERNATIONAL
                                                              GROWTH*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (149,776)    $    17,853
 Net realized gain (loss) on investments........    (1,872,504)     (6,212,258)
 Change in unrealized appreciation
  (depreciation) of investments.................     9,318,680      16,734,146
                                                   -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     7,296,400      10,539,741
                                                   -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     6,621,763       5,170,839
  Transfers between funds including
   guaranteed interest account, net.............     9,916,526       6,073,936
  Transfers for contract benefits and
   terminations.................................    (3,945,682)     (2,083,058)
  Contract maintenance charges..................       (41,554)        (35,192)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                   -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    12,551,053       9,126,525
                                                   -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             501
                                                   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    19,847,453      19,666,767
NET ASSETS -- BEGINNING OF PERIOD...............    45,546,155      25,879,388
                                                   -----------     -----------
NET ASSETS -- END OF PERIOD.....................   $65,393,608     $45,546,155
                                                   ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --              --
 Redeemed.......................................            --              --
                                                   -----------     -----------
 Net Increase (Decrease)........................            --              --
                                                   ===========     ===========
UNIT ACTIVITY CLASS B
 Issued.........................................           220             188
 Redeemed.......................................          (125)           (104)
                                                   -----------     -----------
 Net Increase (Decrease)........................            95              84
                                                   ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/JPMORGAN VALUE                       EQ/LARGE CAP
                                                          OPPORTUNITIES*                          CORE PLUS*
                                                 ---------------------------------      -------------------------------
                                                       2010            2009                  2010            2009
                                                 --------------- -----------------      --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $     8,812      $    65,629           $   (35,190)   $   371,322
 Net realized gain (loss) on investments........   (5,901,870)      (6,715,882)             (362,054)    (2,126,717)
 Change in unrealized appreciation
  (depreciation) of investments.................   10,734,949       16,766,280             2,210,061      4,338,927
                                                  -----------      -----------           -----------    -----------
 Net Increase (decrease) in net assets from
  operations....................................    4,841,891       10,116,027             1,812,817      2,583,532
                                                  -----------      -----------           -----------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    3,629,330        3,673,602             1,942,914      1,456,402
  Transfers between funds including
   guaranteed interest account, net.............      757,321         (576,747)              227,416        180,437
  Transfers for contract benefits and
   terminations.................................   (4,007,081)      (3,397,901)           (1,185,428)      (731,133)
  Contract maintenance charges..................      (46,268)         (49,916)              (12,658)       (12,491)
  Adjustments to net assets allocated to
   contracts in payout period...................           --               --                    --             --
                                                  -----------      -----------           -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions....................      333,302         (350,962)              972,244        893,215
                                                  -----------      -----------           -----------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --           15,000                    --             --
                                                  -----------      -----------           -----------    -----------
INCREASE (DECREASE) IN NET ASSETS...............    5,175,193        9,780,065             2,785,061      3,476,747
NET ASSETS -- BEGINNING OF PERIOD...............   43,981,430       34,201,365            13,341,965      9,865,218
                                                  -----------      -----------           -----------    -----------
NET ASSETS -- END OF PERIOD.....................  $49,156,623      $43,981,430           $16,127,026    $13,341,965
                                                  ===========      ===========           ===========    ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           95               82                    49             55
 Redeemed.......................................          (87)             (86)                  (39)           (42)
                                                  -----------      -----------           -----------    -----------
 Net Increase (Decrease)........................            8               (4)                   10             13
                                                  ===========      ===========           ===========    ===========

                                                            EQ/LARGE CAP
                                                           GROWTH INDEX*
                                                  --------------------------------
                                                        2010             2009
                                                  ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   (388,205)   $    844,673
 Net realized gain (loss) on investments........        (287,544)     (1,593,693)
 Change in unrealized appreciation
  (depreciation) of investments.................      16,262,601      29,855,204
                                                    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      15,586,852      29,106,184
                                                    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       7,768,499       7,614,089
  Transfers between funds including
   guaranteed interest account, net.............      (6,312,500)      1,924,632
  Transfers for contract benefits and
   terminations.................................      (9,712,218)     (8,052,547)
  Contract maintenance charges..................        (128,834)       (141,027)
  Adjustments to net assets allocated to
   contracts in payout period...................              --              --
                                                    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (8,385,053)      1,345,147
                                                    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              --           4,480
                                                    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............       7,201,799      30,455,811
NET ASSETS -- BEGINNING OF PERIOD...............     115,837,540      85,381,729
                                                    ------------    ------------
NET ASSETS -- END OF PERIOD.....................    $123,039,339    $115,837,540
                                                    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             219             352
 Redeemed.......................................            (346)           (338)
                                                    ------------    ------------
 Net Increase (Decrease)........................            (127)             14
                                                    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/LARGE CAP                     EQ/LARGE CAP
                                                           GROWTH PLUS*                     VALUE INDEX*
                                                 --------------------------------- -------------------------------
                                                       2010             2009             2010            2009
                                                 ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (2,127,883)    $    (52,338)    $    33,655     $   945,924
 Net realized gain (loss) on investments........     7,788,621        4,395,817      (3,674,980)     (5,087,664)
 Change in unrealized appreciation
  (depreciation) of investments.................    22,078,180       53,287,739       5,516,930       6,368,390
                                                  ------------     ------------     -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    27,738,918       57,631,218       1,875,605       2,226,650
                                                  ------------     ------------     -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    13,768,974       13,247,955       2,514,511       2,393,733
  Transfers between funds including
   guaranteed interest account, net.............   (11,276,886)      (7,766,371)     (1,258,637)      1,296,612
  Transfers for contract benefits and
   terminations.................................   (18,963,278)     (15,211,531)       (913,285)       (669,832)
  Contract maintenance charges..................      (267,875)        (297,686)        (15,310)        (13,475)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --              --
                                                  ------------     ------------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................   (16,739,065)     (10,027,633)        327,279       3,007,038
                                                  ------------     ------------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           10,000           2,097           5,905
                                                  ------------     ------------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    10,999,853       47,613,585       2,204,981       5,239,593
NET ASSETS -- BEGINNING OF PERIOD...............   229,125,502      181,511,917      14,005,189       8,765,596
                                                  ------------     ------------     -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $240,125,355     $229,125,502     $16,210,170     $14,005,189
                                                  ============     ============     ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --               --              --              --
 Redeemed.......................................            --               --              --              --
                                                  ------------     ------------     -----------     -----------
 Net Increase (Decrease)........................            --               --              --              --
                                                  ============     ============     ===========     ===========
UNIT ACTIVITY CLASS B
 Issued.........................................           166              220             103             140
 Redeemed.......................................          (286)            (314)            (95)            (70)
                                                  ------------     ------------     -----------     -----------
 Net Increase (Decrease)........................          (120)             (94)              8              70
                                                  ============     ============     ===========     ===========

                                                          EQ/LARGE CAP
                                                           VALUE PLUS*
                                                 ----------------------------------
                                                      2010             2009
                                                 ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    365,486    $  8,097,046
 Net realized gain (loss) on investments........   (98,752,917)    142,478,704)
 Change in unrealized appreciation
  (depreciation) of investments.................   183,972,373     264,371,449
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    85,584,942     129,989,791
                                                  ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    56,669,297      65,300,641
  Transfers between funds including
   guaranteed interest account, net.............   (63,345,100)    (58,079,170)
  Transfers for contract benefits and
   terminations.................................   (73,254,724)    (58,098,050)
  Contract maintenance charges..................      (850,565)       (951,413)
  Adjustments to net assets allocated to
   contracts in payout period...................      (100,162)       (236,505)
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................   (80,881,254)    (52,064,497)
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       100,162         223,504
                                                  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     4,803,850      78,148,798
NET ASSETS -- BEGINNING OF PERIOD...............   813,827,542     735,678,744
                                                  ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $818,631,392    $813,827,542
                                                  ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           690           1,074
 Redeemed.......................................        (1,401)         (1,536)
                                                  ------------    ------------
 Net Increase (Decrease)........................          (711)           (462)
                                                  ============    ============
UNIT ACTIVITY CLASS B
 Issued.........................................            59              96
 Redeemed.......................................          (219)           (310)
                                                  ------------    ------------
 Net Increase (Decrease)........................          (160)           (214)
                                                  ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/LORD ABBETT                  EQ/LORD ABBETT
                                                       GROWTH AND INCOME*                LARGE CAP CORE*
                                                 ------------------------------- -------------------------------
                                                       2010            2009            2010            2009
                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (129,022)    $   (62,129)    $  (259,795)    $   (74,359)
 Net realized gain (loss) on investments........   (1,164,326)     (3,127,465)      1,316,134      (1,816,047)
 Change in unrealized appreciation
  (depreciation) of investments.................    3,817,547       5,375,606       3,347,234       5,813,281
                                                  -----------     -----------     -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    2,524,199       2,186,012       4,403,573       3,922,875
                                                  -----------     -----------     -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    2,543,133       2,131,966       5,381,373       3,570,092
  Transfers between funds including
   guaranteed interest account, net.............    1,821,890         184,098       8,948,931       8,778,284
  Transfers for contract benefits and
   terminations.................................   (1,315,322)       (802,277)     (2,171,031)     (1,115,240)
  Contract maintenance charges..................      (15,369)        (14,760)        (15,723)        (10,743)
  Adjustments to net assets allocated to
   contracts in payout period...................           --              --              --              --
                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    3,034,332       1,499,027      12,143,550      11,222,393
                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --              --              --            (998)
                                                  -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    5,558,531       3,685,039      16,547,123      15,144,270
NET ASSETS -- BEGINNING OF PERIOD...............   14,312,713      10,627,674      24,211,235       9,066,965
                                                  -----------     -----------     -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $19,871,244     $14,312,713     $40,758,358     $24,211,235
                                                  ===========     ===========     ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           86              84             180             179
 Redeemed.......................................          (55)            (62)            (67)            (56)
                                                  -----------     -----------     -----------     -----------
 Net Increase (Decrease)........................           31              22             113             123
                                                  ===========     ===========     ===========     ===========
                                                            EQ/MID CAP
                                                              INDEX*
                                                 --------------------------------
                                                       2010             2009
                                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (1,557,312)    $   (338,953)
 Net realized gain (loss) on investments........   (25,466,831)     (40,669,534)
 Change in unrealized appreciation
  (depreciation) of investments.................    91,991,335      110,973,205
                                                  ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................    64,967,192       69,964,718
                                                  ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    32,968,257       36,006,276
  Transfers between funds including
   guaranteed interest account, net.............   (19,270,304)      (9,039,437)
  Transfers for contract benefits and
   terminations.................................   (20,674,833)     (14,510,895)
  Contract maintenance charges..................      (324,145)        (316,583)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --
                                                  ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (7,301,025)      12,139,361
                                                  ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           17,496
                                                  ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    57,666,167       82,121,575
NET ASSETS -- BEGINNING OF PERIOD...............   274,329,336      192,207,761
                                                  ------------     ------------
NET ASSETS -- END OF PERIOD.....................  $331,995,503     $274,329,336
                                                  ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           482              700
 Redeemed.......................................          (550)            (513)
                                                  ------------     ------------
 Net Increase (Decrease)........................           (68)             187
                                                  ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/MID CAP
                                                       VALUE PLUS* (c)(d)(e)                 EQ/MONEY MARKET*
                                                 ---------------------------------   ---------------------------------
                                                       2010             2009               2010             2009
                                                 ---------------- ----------------   ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (1,369,094)    $    145,995       $ (1,557,191)    $ (1,893,787)
 Net realized gain (loss) on investments........   (64,350,366)     (72,416,519)           (27,675)         (81,776)
 Change in unrealized appreciation
  (depreciation) of investments.................   153,017,919      148,390,156             39,117          130,919
                                                  ------------     ------------       ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................    87,298,459       76,119,632         (1,545,749)      (1,844,644)
                                                  ------------     ------------       ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    38,706,846       32,240,140         15,978,480       24,397,113
  Transfers between funds including
   guaranteed interest account, net.............   (39,060,393)     114,492,846         (9,203,042)     (35,149,702)
  Transfers for contract benefits and
   terminations.................................   (37,208,068)     (22,360,432)       (31,727,023)     (42,419,301)
  Contract maintenance charges..................      (494,313)        (412,799)           166,371         (202,077)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --            110,200           56,415
                                                  ------------     ------------       ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................   (38,055,928)     123,959,755        (24,675,014)     (53,317,552)
                                                  ------------     ------------       ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           30,000           (267,940)        (106,546)
                                                  ------------     ------------       ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    49,242,531      200,109,387        (26,488,703)     (55,268,742)
NET ASSETS -- BEGINNING OF PERIOD...............   444,517,251      244,407,864        140,394,349      195,663,091
                                                  ------------     ------------       ------------     ------------
NET ASSETS -- END OF PERIOD.....................  $493,759,782     $444,517,251       $113,905,646     $140,394,349
                                                  ============     ============       ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --               --                804              958
 Redeemed.......................................            --               --             (1,170)          (1,874)
                                                  ------------     ------------       ------------     ------------
 Net Increase (Decrease)........................            --               --               (366)            (916)
                                                  ============     ============       ============     ============
UNIT ACTIVITY CLASS B
 Issued.........................................           397            1,454                284              415
 Redeemed.......................................          (663)            (561)              (336)            (501)
                                                  ------------     ------------       ------------     ------------
 Net Increase (Decrease)........................          (266)             893                (52)             (86)
                                                  ============     ============       ============     ============

                                                            EQ/MONTAG &
                                                         CALDWELL GROWTH*
                                                  ------------------------------
                                                        2010           2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (240,624)    $  (211,189)
 Net realized gain (loss) on investments........      (221,111)     (2,553,089)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,091,944       9,435,395
                                                   -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     2,630,209       6,671,117
                                                   -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,717,825       4,006,913
  Transfers between funds including
   guaranteed interest account, net.............     2,702,557       4,465,376
  Transfers for contract benefits and
   terminations.................................    (2,928,496)     (1,504,471)
  Contract maintenance charges..................       (25,167)        (21,796)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                   -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     4,466,719       6,946,022
                                                   -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --
                                                   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............     7,096,928      13,617,139
NET ASSETS -- BEGINNING OF PERIOD...............    33,367,844      19,750,705
                                                   -----------     -----------
NET ASSETS -- END OF PERIOD.....................   $40,464,772     $33,367,844
                                                   ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --              --
 Redeemed.......................................            --              --
                                                   -----------     -----------
 Net Increase (Decrease)........................            --              --
                                                   ===========     ===========
UNIT ACTIVITY CLASS B
 Issued.........................................           138             158
 Redeemed.......................................          (100)            (87)
                                                   -----------     -----------
 Net Increase (Decrease)........................            38              71
                                                   ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/MORGAN STANLEY                       EQ/MUTUAL
                                                         MID CAP GROWTH*                    LARGE CAP EQUITY*
                                                 --------------------------------    -------------------------------
                                                       2010             2009               2010            2009
                                                 ---------------- ---------------    --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ (1,329,309)   $  (673,100)       $   164,168     $  (279,098)
 Net realized gain (loss) on investments........      9,526,054     (9,832,944)        (2,642,471)     (4,674,128)
 Change in unrealized appreciation
  (depreciation) of investments.................     24,597,898     32,631,370          5,403,690      10,705,264
                                                   ------------    -----------        -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     32,794,643     22,125,326          2,925,387       5,752,038
                                                   ------------    -----------        -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     23,705,704     12,720,890          3,545,852       4,096,697
  Transfers between funds including
   guaranteed interest account, net.............     32,598,308     21,101,585         (2,965,886)     (1,506,298)
  Transfers for contract benefits and
   terminations.................................     (7,651,516)    (3,114,451)        (2,290,840)     (1,928,874)
  Contract maintenance charges..................        (98,932)       (56,178)           (41,885)        (42,596)
  Adjustments to net assets allocated to
   contracts in payout period...................             --             --                 --              --
                                                   ------------    -----------        -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     48,553,564     30,651,846         (1,752,759)        618,929
                                                   ------------    -----------        -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            171           (174)                --           1,101
                                                   ------------    -----------        -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............     81,348,378     52,776,998          1,172,628       6,372,068
NET ASSETS -- BEGINNING OF PERIOD...............     84,828,018     32,051,020         29,449,044      23,076,976
                                                   ------------    -----------        -----------     -----------
NET ASSETS -- END OF PERIOD.....................   $166,176,396    $84,828,018        $30,621,672     $29,449,044
                                                   ============    ===========        ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            596            473                 65             105
 Redeemed.......................................           (261)          (195)               (87)            (92)
                                                   ------------    -----------        -----------     -----------
 Net Increase (Decrease)........................            335            278                (22)             13
                                                   ============    ===========        ===========     ===========
                                                              EQ/OPPENHEIMER
                                                                  GLOBAL*
                                                      -------------------------------
                                                            2010            2009
                                                      --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................       $  (173,991)    $   (88,575)
 Net realized gain (loss) on investments........          (229,922)     (2,156,868)
 Change in unrealized appreciation
  (depreciation) of investments.................         4,496,006       7,354,325
                                                       -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................         4,092,093       5,108,882
                                                       -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         5,488,568       4,062,593
  Transfers between funds including
   guaranteed interest account, net.............         7,265,992       3,113,608
  Transfers for contract benefits and
   terminations.................................        (1,878,710)       (865,014)
  Contract maintenance charges..................           (25,583)        (20,153)
  Adjustments to net assets allocated to
   contracts in payout period...................                --              --
                                                       -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................        10,850,267       6,291,034
                                                       -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............                --           1,002
                                                       -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............        14,942,360      11,400,918
NET ASSETS -- BEGINNING OF PERIOD...............        22,290,112      10,889,194
                                                       -----------     -----------
NET ASSETS -- END OF PERIOD.....................       $37,232,472     $22,290,112
                                                       ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................               195             141
 Redeemed.......................................               (81)            (59)
                                                       -----------     -----------
 Net Increase (Decrease)........................               114              82
                                                       ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/PIMCO ULTRA                         EQ/QUALITY BOND
                                                         SHORT BOND* (f)(g)                          PLUS* (k)
                                                 -----------------------------------    -----------------------------------
                                                       2010              2009                  2010              2009
                                                 ---------------- ------------------    ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (1,397,846)      $   (97,510)         $ 14,992,888      $  3,063,740
 Net realized gain (loss) on investments........    (4,458,221)       (4,972,669)           (1,768,967)       (3,894,674)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,236,570         9,671,573            (5,366,276)        6,292,433
                                                  ------------       -----------          ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      (619,497)        4,601,394             7,857,645         5,461,499
                                                  ------------       -----------          ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    22,474,217        22,968,380            12,963,701        10,118,024
  Transfers between funds including
   guaranteed interest account, net.............    (7,523,129)       29,709,823            (6,960,632)       32,898,494
  Transfers for contract benefits and
   terminations.................................   (15,943,608)       (9,750,798)          (16,651,863)      (14,372,410)
  Contract maintenance charges..................      (119,565)         (101,405)             (150,523)         (146,458)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --               103,576            31,581
                                                  ------------       -----------          ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (1,112,085)       42,826,000           (10,695,741)       28,529,231
                                                  ------------       -----------          ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             4,499              (103,576)           16,459
                                                  ------------       -----------          ------------      ------------
INCREASE (DECREASE) IN NET ASSETS...............    (1,731,582)       47,431,893            (2,941,672)       34,007,189
NET ASSETS -- BEGINNING OF PERIOD...............   147,758,714       100,326,821           158,803,692       124,796,503
                                                  ------------       -----------          ------------      ------------
NET ASSETS -- END OF PERIOD.....................  $146,027,132       $147,758,714         $155,862,020      $158,803,692
                                                  ============       ============         ============      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            11                 6                   123               260
 Redeemed.......................................           (11)               (4)                 (174)             (149)
                                                  ------------       --------------       ------------      ------------
 Net Increase (Decrease)........................            --                 2                   (51)              111
                                                  ============       =============        ============      ============
UNIT ACTIVITY CLASS B
 Issued.........................................           483               774                    68               140
 Redeemed.......................................          (495)             (404)                  (77)              (69)
                                                  ------------       -------------        ------------      ------------
 Net Increase (Decrease)........................           (12)              370                    (9)               71
                                                  ============       =============        =============     ============

                                                          EQ/SMALL COMPANY
                                                             INDEX* (j)
                                                  -------------------------------
                                                        2010             2009
                                                  ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   (498,795)   $    274,559
 Net realized gain (loss) on investments........    (17,107,096)    (21,088,359)
 Change in unrealized appreciation
  (depreciation) of investments.................     55,486,871      51,365,509
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     37,880,980      30,551,709
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     20,918,349      20,808,435
  Transfers between funds including
   guaranteed interest account, net.............    (10,985,874)      5,394,008
  Transfers for contract benefits and
   terminations.................................    (11,970,727)     (7,753,526)
  Contract maintenance charges..................       (181,372)       (167,130)
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --
                                                   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (2,219,624)     18,281,787
                                                   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     35,661,356      48,833,496
NET ASSETS -- BEGINNING OF PERIOD...............    159,023,164     110,189,668
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $194,684,520    $159,023,164
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                   ------------    ------------
 Net Increase (Decrease)........................             --              --
                                                   ============    ============
UNIT ACTIVITY CLASS B
 Issued.........................................            273             414
 Redeemed.......................................           (287)           (230)
                                                   ------------    ------------
 Net Increase (Decrease)........................            (14)            184
                                                   ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/T. ROWE PRICE                  EQ/TEMPLETON
                                                          GROWTH STOCK*                   GLOBAL EQUITY*
                                                 -------------------------------- -------------------------------
                                                       2010             2009            2010            2009
                                                 ---------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ (1,424,940)   $  (889,733)    $     63,608    $    76,000
 Net realized gain (loss) on investments........     (2,802,618)    (4,848,544)      (2,947,614)    (4,057,509)
 Change in unrealized appreciation
  (depreciation) of investments.................     21,153,042     30,073,682        4,817,139      9,908,524
                                                   ------------    -----------     ------------    -----------
 Net Increase (decrease) in net assets from
  operations....................................     16,925,484     24,335,405        1,933,133      5,927,015
                                                   ------------    -----------     ------------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     19,415,086     12,985,343        5,574,565      4,722,644
  Transfers between funds including
   guaranteed interest account, net.............     10,770,280     11,732,775       (1,472,917)       506,006
  Transfers for contract benefits and
   terminations.................................     (7,125,578)    (4,498,889)      (2,525,974)    (1,591,054)
  Contract maintenance charges..................       (110,085)       (94,131)         (44,234)       (39,597)
  Adjustments to net assets allocated to
   contracts in payout period...................             --             --               --             --
                                                   ------------    -----------     ------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     22,949,703     20,125,098        1,531,440      3,597,999
                                                   ------------    -----------     ------------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            (86)            85               --             --
                                                   ------------    -----------     ------------    -----------
INCREASE (DECREASE) IN NET ASSETS...............     39,875,101     44,460,588        3,464,573      9,525,014
NET ASSETS -- BEGINNING OF PERIOD...............     96,907,404     52,446,816       27,977,947     18,452,933
                                                   ------------    -----------     ------------    -----------
NET ASSETS -- END OF PERIOD.....................   $136,782,505    $96,907,404     $ 31,442,520    $27,977,947
                                                   ============    ===========     ============    ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            457            422              128            140
 Redeemed.......................................           (215)          (167)            (110)           (86)
                                                   ------------    -----------     ------------    -----------
 Net Increase (Decrease)........................            242            255               18             54
                                                   ============    ===========     ============    ===========

                                                          EQ/UBS GROWTH &
                                                              INCOME*
                                                 ---------------------------------
                                                        2010             2009
                                                 ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (117,068)     $    (70,559)
 Net realized gain (loss) on investments........    (1,595,271)       (3,485,462)
 Change in unrealized appreciation
  (depreciation) of investments.................     4,095,661         8,247,785
                                                   -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,383,322         4,691,764
                                                   -----------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     2,024,182         2,240,756
  Transfers between funds including
   guaranteed interest account, net.............      (713,746)         (318,043)
  Transfers for contract benefits and
   terminations.................................    (1,473,352)         (870,796)
  Contract maintenance charges..................       (16,687)          (16,975)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --
                                                   -----------      ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (179,603)        1,034,942
                                                   -----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             2,502
                                                   -----------      ------------
INCREASE (DECREASE) IN NET ASSETS...............     2,203,719         5,729,208
NET ASSETS -- BEGINNING OF PERIOD...............    20,745,622        15,016,414
                                                   -----------      ------------
NET ASSETS -- END OF PERIOD.....................   $22,949,341      $ 20,745,622
                                                   ===========      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            66                81
 Redeemed.......................................           (67)              (69)
                                                   -----------      ------------
 Net Increase (Decrease)........................            (1)               12
                                                   ===========      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/WELLS FARGO
                                                          EQ/VAN KAMPEN                     ADVANTAGE
                                                            COMSTOCK*                     OMEGA GROWTH*
                                                 ------------------------------- -------------------------------
                                                       2010            2009            2010            2009
                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $     4,158     $    31,498     $  (704,011)    $  (331,305)
 Net realized gain (loss) on investments........   (1,121,223)     (4,087,514)      2,483,993      (1,964,016)
 Change in unrealized appreciation
  (depreciation) of investments.................    3,851,791       8,047,463       7,873,233      12,917,877
                                                  -----------     -----------     -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    2,734,726       3,991,447       9,653,215      10,622,556
                                                  -----------     -----------     -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    2,500,256       2,480,897       6,729,167       4,670,144
  Transfers between funds including
   guaranteed interest account, net.............      651,497        (503,073)     15,640,317      11,985,942
  Transfers for contract benefits and
   terminations.................................   (1,622,479)     (1,108,468)     (4,666,468)     (1,847,065)
  Contract maintenance charges..................      (20,574)        (21,790)        (40,140)        (31,556)
  Adjustments to net assets allocated to
   contracts in payout period...................           --              --              --              --
                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    1,508,700         847,566      17,662,876      14,777,465
                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        2,823           2,776              --              --
                                                  -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    4,246,249       4,841,789      27,316,091      25,400,021
NET ASSETS -- BEGINNING OF PERIOD...............   18,994,607      14,152,818      46,540,511      21,140,490
                                                  -----------     -----------     -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $23,240,856     $18,994,607     $73,856,602     $46,540,511
                                                  ===========     ===========     ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           84              88             339             278
 Redeemed.......................................          (67)            (75)           (162)            (99)
                                                  -----------     -----------     -----------     -----------
 Net Increase (Decrease)........................           17              13             177             179
                                                  ===========     ===========     ===========     ===========
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................           --              --              --              --
 Redeemed.......................................           --              --              --              --
                                                  -----------     -----------     -----------     -----------
 Net Increase (Decrease)........................           --              --              --              --
                                                  ===========     ===========     ===========     ===========

                                                  FIDELITY(R) VIP   FIDELITY(R) VIP
                                                   CONTRAFUND(R)     EQUITY-INCOME
                                                   PORTFOLIO (n)     PORTFOLIO (n)
                                                 ----------------- -----------------
                                                        2010              2010
                                                 ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    83,069         $ 1,932
 Net realized gain (loss) on investments........         45,719           1,826
 Change in unrealized appreciation
  (depreciation) of investments.................        924,926          15,561
                                                    -----------        --------
 Net Increase (decrease) in net assets from
  operations....................................      1,053,714          19,319
                                                    -----------        --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      3,996,556         162,774
  Transfers between funds including
   guaranteed interest account, net.............     11,905,994          10,219
  Transfers for contract benefits and
   terminations.................................        (56,485)             (7)
  Contract maintenance charges..................         (1,155)             --
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --
                                                    -----------        --------
Net increase (decrease) in net assets from
 contractowners transactions....................     15,844,910         172,986
                                                    -----------        --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          1,015              --
                                                    -----------        --------
INCREASE (DECREASE) IN NET ASSETS...............     16,899,639         192,305
NET ASSETS -- BEGINNING OF PERIOD...............             --              --
                                                    -----------        --------
NET ASSETS -- END OF PERIOD.....................    $16,899,639        $192,305
                                                    ===========        ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                    -----------        --------
 Net Increase (Decrease)........................             --              --
                                                    ===========        ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            150               2
 Redeemed.......................................             (3)             --
                                                    -----------        --------
 Net Increase (Decrease)........................            147               2
                                                    ===========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  FIDELITY(R) VIP    GOLDMAN SACHS VIT        INVESCO V.I.
                                                      MID CAP             MID CAP              FINANCIAL
                                                   PORTFOLIO (n)       VALUE FUND (n)      SERVICES FUND (n)
                                                 ----------------   -------------------   -------------------
                                                       2010                 2010                  2010
                                                 ----------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   (2,920)          $    432               $  (114)
 Net realized gain (loss) on investments........         7,571              2,210                 1,051
 Change in unrealized appreciation
  (depreciation) of investments.................       126,514             34,311                 2,548
                                                    ----------           --------               -------
 Net Increase (decrease) in net assets from
  operations....................................       131,165             36,953                 3,485
                                                    ----------           --------               -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,246,608            272,613                16,357
  Transfers between funds including
   guaranteed interest account, net.............       196,159             67,440                11,900
  Transfers for contract benefits and
   terminations.................................        (4,391)               (86)                   --
  Contract maintenance charges..................           (97)               (21)                   (4)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                 --                    --
                                                    ----------           --------               -------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,438,279            339,946                28,253
                                                    ----------           --------               -------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --                 --                     1
                                                    ----------           --------               -------
INCREASE (DECREASE) IN NET ASSETS...............     1,569,444            376,899                31,739
NET ASSETS -- BEGINNING OF PERIOD...............            --                 --                    --
                                                    ----------           --------               -------
NET ASSETS -- END OF PERIOD.....................    $1,569,444           $376,899               $31,739
                                                    ==========           ========               =======
CHANGES IN UNITS (000'S):
Unit Activity Series II
 Issued.........................................            --                 --                    --
 Redeemed.......................................            --                 --                    --
                                                    ----------           --------               -------
 Net Increase (Decrease)........................            --                 --                    --
                                                    ==========           ========               =======
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            13                 --                    --
 Redeemed.......................................            --                 --                    --
                                                    ----------           --------               -------
 Net Increase (Decrease)........................            13                 --                    --
                                                    ==========           ========               =======
UNIT ACTIVITY SERVICE SHARES
 Issued.........................................            --                  3                    --
 Redeemed.......................................            --                 --                    --
                                                    ----------           --------               -------
 Net Increase (Decrease)........................            --                  3                    --
                                                    ==========           ========               =======

                                                      INVESCO V.I.          INVESCO V.I.       INVESCO V.I.
                                                   GLOBAL REAL ESTATE      INTERNATIONAL       MID CAP CORE
                                                        FUND (n)          GROWTH FUND (n)     EQUITY FUND (n)
                                                  --------------------   -----------------   ----------------
                                                          2010                  2010               2010
                                                  --------------------   -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................          $    2,850           $    4,721          $   (3,199)
 Net realized gain (loss) on investments........              10,872                4,023               3,524
 Change in unrealized appreciation
  (depreciation) of investments.................              72,834               74,627              92,677
                                                          ----------           ----------          ----------
 Net Increase (decrease) in net assets from
  operations....................................              86,556               83,371              93,002
                                                          ----------           ----------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........             594,921              968,726             402,847
  Transfers between funds including
   guaranteed interest account, net.............           2,964,303              212,108           1,458,668
  Transfers for contract benefits and
   terminations.................................             (11,245)                (939)            (15,994)
  Contract maintenance charges..................                (168)                 (98)               (151)
  Adjustments to net assets allocated to
   contracts in payout period...................                  --                   --                  --
                                                          ----------           ----------          ----------
Net increase (decrease) in net assets from
 contractowners transactions....................           3,547,811            1,179,797           1,845,370
                                                          ----------           ----------          ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............                 101                  500                --
                                                          ----------           ----------          ----------
INCREASE (DECREASE) IN NET ASSETS...............           3,634,468            1,263,668           1,938,372
NET ASSETS -- BEGINNING OF PERIOD...............                  --                   --                  --
                                                          ----------           ----------          ----------
NET ASSETS -- END OF PERIOD.....................          $3,634,468           $1,263,668          $1,938,372
                                                          ==========           ==========          ==========
CHANGES IN UNITS (000'S):
Unit Activity Series II
 Issued ........................................                  35                   12                  17
 Redeemed ......................................                  (2)                --                    (1)
                                                          ----------           ----------          ----------
 Net Increase (Decrease) .......................                  33                   12                  16
                                                          ==========           ==========          ==========
UNIT ACTIVITY SERVICE CLASS 2
 Issued ........................................                  --                   --                  --
 Redeemed ......................................                  --                   --                  --
                                                          ----------           ----------          ----------
 Net Increase (Decrease) .......................                  --                   --                  --
                                                          ==========           ==========          ==========
UNIT ACTIVITY SERVICE SHARES
 Issued ........................................                  --                   --                  --
 Redeemed ......................................                  --                   --                  --
                                                          ----------           ----------          ----------
 Net Increase (Decrease) .......................                  --                   --                  --
                                                          ==========           ==========          ==========


-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  INVESCO V.I. SMALL CAP     IVY FUNDS VIP       IVY FUNDS VIP
                                                     EQUITY FUND (n)           ENERGY (n)       HIGH INCOME (p)
                                                 -----------------------    ---------------    -----------------
                                                          2010                    2010                2010
                                                 -----------------------    ---------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................       $ (1,559)               $   (6,506)         $   (8,823)
 Net realized gain (loss) on investments........         13,047                    78,997              24,963
 Change in unrealized appreciation
  (depreciation) of investments.................         57,945                   275,589              74,964
                                                       --------                ----------          ----------
 Net Increase (decrease) in net assets from
  operations....................................         69,433                   348,080              91,104
                                                       --------                ----------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........        154,565                   621,767             956,168
  Transfers between funds including
   guaranteed interest account, net.............        564,858                 2,821,791           4,655,205
  Transfers for contract benefits and
   terminations.................................         (1,255)                  (32,351)            (20,900)
  Contract maintenance charges..................            (32)                     (182)               (242)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                        --                  --
                                                       --------                ----------          ----------
Net increase (decrease) in net assets from
 contractowners transactions....................        718,136                 3,411,025           5,590,231
                                                       --------                ----------          ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             30                       514                 369
                                                       --------                ----------          ----------
INCREASE (DECREASE) IN NET ASSETS...............        787,599                 3,759,619           5,681,704
NET ASSETS -- BEGINNING OF PERIOD...............             --                        --                  --
                                                       --------                ----------          ----------
NET ASSETS -- END OF PERIOD.....................       $787,599                $3,759,619          $5,681,704
                                                       ========                ==========          ==========
CHANGES IN UNITS (000'S):
Unit Activity Common Shares
 Issued ........................................             --                        36                  65
 Redeemed ......................................             --                        (7)                (12)
                                                       --------                ----------          ----------
 Net Increase (Decrease) .......................             --                        29                  53
                                                       ========                ==========          ==========
Unit Activity Series II
 Issued ........................................              7                        --                  --
 Redeemed ......................................             (2)                       --                  --
                                                       --------                ----------          ----------
 Net Increase (Decrease) .......................              5                        --                  --
                                                       ========                ==========          ==========
UNIT ACTIVITY SERVICE CLASS
 Issued ........................................             --                        --                  --
 Redeemed ......................................             --                        --                  --
                                                       --------                ----------          ----------
 Net Increase (Decrease) .......................             --                        --                  --
                                                       ========                ==========          ==========
UNIT ACTIVITY SERVICE SHARES
 Issued ........................................             --                        --                  --
 Redeemed ......................................             --                        --                  --
                                                       --------                ----------          ----------
 Net Increase (Decrease) .......................             --                        --                  --
                                                       ========                ==========          ==========

                                                      IVY FUNDS VIP       LAZARD RETIREMENT EMERGING    MFS(R) INTERNATIONAL
                                                  SMALL CAP GROWTH (n)   MARKETS EQUITY PORTFOLIO (p)    VALUE PORTFOLIO (n)
                                                 ---------------------- ------------------------------ ----------------------
                                                          2010                       2010                       2010
                                                 ---------------------- ------------------------------ ----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $   (850)              $   117,468                   $  (12,861)
 Net realized gain (loss) on investments........             531                    30,515                       24,590
 Change in unrealized appreciation
  (depreciation) of investments.................          39,189                   263,453                      214,831
                                                        --------               -----------                   ----------
 Net Increase (decrease) in net assets from
  operations....................................          38,870                   411,436                      226,560
                                                        --------               -----------                   ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         220,952                 1,880,872                    1,389,850
  Transfers between funds including
   guaranteed interest account, net.............           8,265                14,162,175                    4,510,852
  Transfers for contract benefits and
   terminations.................................            (406)                  (55,963)                     (24,688)
  Contract maintenance charges..................             (10)                   (1,108)                        (487)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                        --                           --
                                                        --------               -----------                   ----------
Net increase (decrease) in net assets from
 contractowners transactions....................         228,801                15,985,976                    5,875,527
                                                        --------               -----------                   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              --                       332                           --
                                                        --------               -----------                   ----------
INCREASE (DECREASE) IN NET ASSETS...............         267,671                16,397,744                    6,102,087
NET ASSETS -- BEGINNING OF PERIOD...............            --                        --                           --
                                                        --------               -----------                   ----------
NET ASSETS -- END OF PERIOD.....................        $267,671               $16,397,744                   $6,102,087
                                                        ========               ===========                   ==========
CHANGES IN UNITS (000'S):
Unit Activity Common Shares
 Issued .....................................                  2                        --                           --
 Redeemed ...................................                 --                        --                           --
                                                        --------               -----------                   ----------
 Net Increase (Decrease) ....................                  2                        --                           --
                                                        ========               ===========                   ==========
Unit Activity Series II
 Issued .....................................                 --                        --                           --
 Redeemed ...................................                 --                        --                           --
                                                        --------               -----------                   ----------
 Net Increase (Decrease) ....................                 --                        --                           --
                                                        ========               ===========                   ==========
UNIT ACTIVITY SERVICE CLASS
 Issued .....................................                 --                        --                           61
 Redeemed ...................................                 --                        --                           (6)
                                                        --------               -----------                   ----------
 Net Increase (Decrease) ....................                 --                        --                           55
                                                        ========               ===========                   ==========
UNIT ACTIVITY SERVICE SHARES
 Issued .....................................                 --                       161                           --
 Redeemed ...................................                 --                       (17)                          --
                                                        --------               -----------                   ----------
 Net Increase (Decrease) ....................                 --                       144                           --
                                                        ========               ===========                   ==========


-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                      MFS(R) INVESTORS        MFS(R) INVESTORS     MFS(R) TECHNOLOGY
                                                  GROWTH STOCK SERIES (p)     TRUST SERIES (n)       PORTFOLIO (p)
                                                 -------------------------   ------------------   ------------------
                                                            2010                    2010                  2010
                                                 -------------------------   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................         $   (540)               $   (4,556)          $   (3,170)
 Net realized gain (loss) on investments........              658                     2,081               25,780
 Change in unrealized appreciation
  (depreciation) of investments.................           12,697                   109,929               43,770
                                                         --------                ----------           ----------
 Net Increase (decrease) in net assets from
  operations....................................           12,815                   107,454               66,380
                                                         --------                ----------           ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........           75,193                   608,136              199,043
  Transfers between funds including
   guaranteed interest account, net.............          225,722                 1,034,105            1,715,830
  Transfers for contract benefits and
   terminations.................................               --                    (1,750)              (7,764)
  Contract maintenance charges..................              (20)                     (131)                 (65)
  Adjustments to net assets allocated to
   contracts in payout period...................               --                        --                   --
                                                         --------                ----------           ----------
Net increase (decrease) in net assets from
 contractowners transactions....................          300,895                 1,640,360            1,907,044
                                                         --------                ----------           ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               11                       200                   --
                                                         --------                ----------           ----------
INCREASE (DECREASE) IN NET ASSETS...............          313,721                 1,748,014            1,973,424
NET ASSETS -- BEGINNING OF PERIOD...............               --                        --                   --
                                                         --------                ----------           ----------
NET ASSETS -- END OF PERIOD.....................         $313,721                $1,748,014           $1,973,424
                                                         ========                ==========           ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               --                        --                   --
 Redeemed.......................................               --                        --                   --
                                                         --------                ----------           ----------
 Net Increase (Decrease)........................               --                        --                   --
                                                         ========                ==========           ==========
UNIT ACTIVITY CLASS B
 Issued.........................................               --                        --                   --
 Redeemed.......................................               --                        --                   --
                                                         --------                ----------           ----------
 Net Increase (Decrease)........................               --                        --                   --
                                                         ========                ==========           ==========
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................                3                        16                   21
 Redeemed.......................................               --                        --                   (5)
                                                         --------                ----------           ----------
 Net Increase (Decrease)........................                3                        16                   16
                                                         ========                ==========           ==========

                                                    MFS(R) UTILITIES               MULTIMANAGER
                                                       SERIES (p)            AGGRESSIVE EQUITY* (h)(o)
                                                   ------------------    ---------------------------------
                                                          2010                 2010             2009
                                                   ------------------    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................       $   (3,705)        $ (1,058,755)     $ (2,857,970)
 Net realized gain (loss) on investments........           10,255          (18,591,492)      (31,688,872)
 Change in unrealized appreciation
  (depreciation) of investments.................           60,304          110,198,763       177,657,200
                                                       ----------         ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................           66,854           90,548,516       143,110,358
                                                       ----------         ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          127,191           19,398,448        18,437,033
  Transfers between funds including
   guaranteed interest account, net.............        1,886,177            6,540,704        25,233,474
  Transfers for contract benefits and
   terminations.................................          (12,341)         (51,432,937)      (37,973,023)
  Contract maintenance charges..................              (63)            (625,952)         (639,419)
  Adjustments to net assets allocated to
   contracts in payout period...................               --             (108,151)         (176,126)
                                                       ----------         ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions....................        2,000,964          (26,227,888)        4,881,939
                                                       ----------         ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               --              477,256           346,960
                                                       ----------         ------------      ------------
INCREASE (DECREASE) IN NET ASSETS...............        2,067,818           64,797,884       148,339,257
NET ASSETS -- BEGINNING OF PERIOD...............               --          562,051,793       413,712,536
                                                       ----------         ------------      ------------
NET ASSETS -- END OF PERIOD.....................       $2,067,818         $626,849,677      $562,051,793
                                                       ==========         ============      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               --                  889             1,211
 Redeemed.......................................               --               (1,339)           (1,359)
                                                       ----------         ------------      ------------
 Net Increase (Decrease)........................               --                 (450)             (148)
                                                       ==========         ============      ============
UNIT ACTIVITY CLASS B
 Issued.........................................               --                  150               185
 Redeemed.......................................               --                  (62)              (39)
                                                       ----------         ------------      ------------
 Net Increase (Decrease)........................               --                   88               146
                                                       ==========         ============      ============
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................               20                   --                --
 Redeemed.......................................               (1)                  --                --
                                                       ----------         ------------      ------------
 Net Increase (Decrease)........................               19                   --                --
                                                       ==========         ============      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           MULTIMANAGER                     MULTIMANAGER
                                                            CORE BOND*                  INTERNATIONAL EQUITY*
                                                 -------------------------------- ---------------------------------
                                                       2010             2009            2010             2009
                                                 ---------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  1,574,439    $ 1,768,689     $  1,172,233     $    202,953
 Net realized gain (loss) on investments........     2,641,856        (25,331)     (11,273,751)     (14,665,823)
 Change in unrealized appreciation
  (depreciation) of investments.................       120,226      3,241,851       13,941,930       31,165,901
                                                  ------------    -----------     ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     4,336,521      4,985,209        3,840,412       16,703,031
                                                  ------------    -----------     ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    11,904,861      8,873,186        6,375,981        7,159,602
  Transfers between funds including
   guaranteed interest account, net.............    18,931,667      9,345,287       (4,793,495)      (4,596,150)
  Transfers for contract benefits and
   terminations.................................   (10,350,843)    (7,887,303)      (7,171,491)      (5,041,720)
  Contract maintenance charges..................       (73,621)       (73,700)         (68,881)         (77,559)
  Adjustments to net assets allocated to
   contracts in payout period...................            --             --               --               --
                                                  ------------    -----------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    20,412,064     10,257,470       (5,657,886)      (2,555,827)
                                                  ------------    -----------     ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             --               --            1,002
                                                  ------------    -----------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    24,748,585     15,242,679       (1,817,474)      14,148,206
NET ASSETS -- BEGINNING OF PERIOD...............    86,991,865     71,749,186       74,904,781       60,756,575
                                                  ------------    -----------     ------------     ------------
NET ASSETS -- END OF PERIOD.....................  $111,740,450    $86,991,865     $ 73,087,307     $ 74,904,781
                                                  ============    ===========     ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           351            257              109              169
 Redeemed.......................................          (199)          (173)            (154)            (188)
                                                  ------------    -----------     ------------     ------------
 Net Increase (Decrease)........................           152             84              (45)             (19)
                                                  ============    ===========     ============     ============

                                                           MULTIMANAGER
                                                      LARGE CAP CORE EQUITY*
                                                 ---------------------------------
                                                       2010             2009
                                                 --------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (149,837)     $    17,756
 Net realized gain (loss) on investments........   (1,097,537)      (1,670,626)
 Change in unrealized appreciation
  (depreciation) of investments.................    2,640,215        5,106,848
                                                  -----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................    1,392,841        3,453,978
                                                  -----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      940,870        1,059,958
  Transfers between funds including
   guaranteed interest account, net.............     (935,824)        (401,734)
  Transfers for contract benefits and
   terminations.................................   (1,385,993)      (1,263,018)
  Contract maintenance charges..................      (13,655)         (15,353)
  Adjustments to net assets allocated to
   contracts in payout period...................           --               --
                                                  -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions....................   (1,394,602)        (620,147)
                                                  -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --               --
                                                  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS...............       (1,761)       2,833,831
NET ASSETS -- BEGINNING OF PERIOD...............   15,032,374       12,198,543
                                                  -----------      -----------
NET ASSETS -- END OF PERIOD.....................  $15,030,613      $15,032,374
                                                  ===========      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           20               31
 Redeemed.......................................          (33)             (40)
                                                  -----------      -----------
 Net Increase (Decrease)........................          (13)              (9)
                                                  ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           MULTIMANAGER                       MULTIMANAGER
                                                         LARGE CAP VALUE*                    MID CAP GROWTH*
                                                 --------------------------------    -------------------------------
                                                       2010            2009                2010            2009
                                                 --------------- ----------------    --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (213,492)    $    295,512        $  (864,448)     $  (677,654)
 Net realized gain (loss) on investments........   (5,898,995)     (11,180,615)        (2,990,864)      (7,898,488)
 Change in unrealized appreciation
  (depreciation) of investments.................   12,270,656       20,794,326         19,385,816       26,837,470
                                                  -----------     ------------        -----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................    6,158,169        9,909,223         15,530,504       18,261,328
                                                  -----------     ------------        -----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    5,166,483        5,665,350          5,056,104        5,292,698
  Transfers between funds including
   guaranteed interest account, net.............   (4,050,653)      (3,530,882)        (3,044,036)        (999,843)
  Transfers for contract benefits and
   terminations.................................   (5,429,140)      (4,250,320)        (5,752,099)      (4,153,693)
  Contract maintenance charges..................      (54,701)         (56,280)           (65,428)         (66,555)
  Adjustments to net assets allocated to
   contracts in payout period...................           --               --                 --               --
                                                  -----------     ------------        -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions....................   (4,368,011)      (2,172,132)        (3,805,459)          72,607
                                                  -----------     ------------        -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --               --                 --               --
                                                  -----------     ------------        -----------      -----------
INCREASE (DECREASE) IN NET ASSETS...............    1,790,158        7,737,091         11,725,045       18,333,935
NET ASSETS -- BEGINNING OF PERIOD...............   55,670,745       47,933,654         64,450,265       46,116,330
                                                  -----------     ------------        -----------      -----------
NET ASSETS -- END OF PERIOD.....................  $57,460,903     $ 55,670,745        $76,175,310      $64,450,265
                                                  ===========     ============        ===========      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           75              135                121              147
 Redeemed.......................................         (114)            (151)              (158)            (146)
                                                  -----------     ------------        -----------      -----------
 Net Increase (Decrease)........................          (39)             (16)               (37)               1
                                                  ===========     ============        ===========      ===========

                                                           MULTIMANAGER
                                                          MID CAP VALUE*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (328,336)   $   877,879
 Net realized gain (loss) on investments........    (3,274,390)    (7,157,528)
 Change in unrealized appreciation
  (depreciation) of investments.................    17,560,417     23,852,581
                                                   -----------    -----------
 Net Increase (decrease) in net assets from
  operations....................................    13,957,691     17,572,932
                                                   -----------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,791,638      4,311,813
  Transfers between funds including
   guaranteed interest account, net.............     1,106,926        701,266
  Transfers for contract benefits and
   terminations.................................    (5,925,990)    (4,195,560)
  Contract maintenance charges..................       (51,829)       (50,915)
  Adjustments to net assets allocated to
   contracts in payout period...................            --             --
                                                   -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions....................       (79,255)       766,604
                                                   -----------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             --
                                                   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS...............    13,878,436     18,339,536
NET ASSETS -- BEGINNING OF PERIOD...............    60,258,390     41,918,854
                                                   -----------    -----------
NET ASSETS -- END OF PERIOD.....................   $74,136,826    $60,258,390
                                                   ===========    ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           131            131
 Redeemed.......................................          (131)          (122)
                                                   -----------    -----------
 Net Increase (Decrease)........................            --              9
                                                   ===========    ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           MULTIMANAGER                       MULTIMANAGER
                                                        MULTI-SECTOR BOND*                  SMALL CAP GROWTH*
                                                 ---------------------------------   -------------------------------
                                                       2010             2009               2010            2009
                                                 ---------------- ----------------   --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  1,868,118     $  3,832,757       $  (587,147)    $  (464,519)
 Net realized gain (loss) on investments........    (8,626,841)     (12,151,717)        (3,624,890)     (9,302,045)
 Change in unrealized appreciation
  (depreciation) of investments.................    13,128,936       17,477,411         15,038,194      20,585,009
                                                  ------------     ------------        -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     6,370,213        9,158,451         10,826,157      10,818,445
                                                  ------------     ------------        -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    11,569,863        8,653,887          4,572,481       5,031,268
  Transfers between funds including
   guaranteed interest account, net.............     2,536,422       (5,179,465)        (3,037,557)     (1,919,174)
  Transfers for contract benefits and
   terminations.................................   (13,731,471)     (11,932,764)        (3,380,922)     (2,172,643)
  Contract maintenance charges..................      (131,069)        (147,198)           (52,611)        (53,522)
  Adjustments to net assets allocated to
   contracts in payout period...................        16,208              160                 --              --
                                                  ------------     ------------        -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................       259,953       (8,605,380)        (1,898,609)        885,929
                                                  ------------     ------------        -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (16,208)          29,841                 --         175,001
                                                  ------------     ------------        -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............     6,613,958          582,912          8,927,548      11,879,375
NET ASSETS -- BEGINNING OF PERIOD...............   116,015,006      115,432,094         44,101,795      32,222,420
                                                  ------------     ------------        -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $122,628,964     $116,015,006        $53,029,343     $44,101,795
                                                  ============     ============        ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           116               90                 --              --
 Redeemed.......................................          (129)            (136)                --              --
                                                  ------------     ------------        -----------     -----------
 Net Increase (Decrease)........................           (13)             (46)                --              --
                                                  ============     ============        ===========     ===========
UNIT ACTIVITY CLASS B
 Issued.........................................           102               52                100             139
 Redeemed.......................................           (74)             (73)              (119)           (126)
                                                  ------------     ------------        -----------     -----------
 Net Increase (Decrease)........................            28              (21)               (19)             13
                                                  ============     ============        ===========     ===========


                                                            MULTIMANAGER
                                                          SMALL CAP VALUE*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ (1,412,281)    $   (253,507)
 Net realized gain (loss) on investments........    (18,347,017)     (23,315,753)
 Change in unrealized appreciation
  (depreciation) of investments.................     44,919,404       47,397,830
                                                   ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     25,160,106       23,828,570
                                                   ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     10,588,219       12,365,671
  Transfers between funds including
   guaranteed interest account, net.............     (9,506,526)      (7,549,850)
  Transfers for contract benefits and
   terminations.................................    (10,628,958)      (7,147,211)
  Contract maintenance charges..................       (146,649)        (153,150)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                   ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (9,693,914)      (2,484,540)
                                                   ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --               --
                                                   ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............     15,466,192       21,344,030
NET ASSETS -- BEGINNING OF PERIOD...............    119,168,900       97,824,870
                                                   ------------     ------------
NET ASSETS -- END OF PERIOD.....................   $134,635,092     $119,168,900
                                                   ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             --               --
 Redeemed.......................................             --               --
                                                   ------------     ------------
 Net Increase (Decrease)........................             --               --
                                                   ============     ============
UNIT ACTIVITY CLASS B
 Issued.........................................            176              181
 Redeemed.......................................           (246)            (200)
                                                   ------------     ------------
 Net Increase (Decrease)........................            (70)             (19)
                                                   ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        OPPENHEIMER
                                                           MULTIMANAGER                 MAIN STREET
                                                            TECHNOLOGY*               FUND(R)/VA (n)
                                                 --------------------------------    ----------------
                                                       2010             2009               2010
                                                 ---------------- ---------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (1,481,261)     $ (1,106,589)        $  (161)
 Net realized gain (loss) on investments........    (4,043,575)       (7,655,403)            342
 Change in unrealized appreciation
  (depreciation) of investments.................    23,048,143        47,160,006           4,347
                                                  ------------      ------------         -------
 Net Increase (decrease) in net assets from
  operations....................................    17,523,307        38,398,014           4,528
                                                  ------------      ------------         -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    11,144,764         8,377,531          50,485
  Transfers between funds including
   guaranteed interest account, net.............    (6,137,023)        9,930,444          (2,581)
  Transfers for contract benefits and
   terminations.................................   (10,386,385)       (6,965,312)             --
  Contract maintenance charges..................      (111,167)         (108,956)             --
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --              --
                                                  ------------      ------------         -------
Net increase (decrease) in net assets from
 contractowners transactions....................    (5,489,811)       11,233,707          47,904
                                                  ------------      ------------         -------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --                --               4
                                                  ------------      ------------         -------
INCREASE (DECREASE) IN NET ASSETS...............    12,033,496        49,631,721          52,436
NET ASSETS -- BEGINNING OF PERIOD...............   114,358,320        64,726,599              --
                                                  ------------      ------------         -------
NET ASSETS -- END OF PERIOD.....................  $126,391,816      $114,358,320         $52,436
                                                  ============      ============         =======
CHANGES IN UNITS (000'S):
Unit Activity Advisor Class
 Issued.........................................            --                --              --
 Redeemed.......................................            --                --              --
                                                  ------------      ------------         -------
 Net Increase (Decrease)........................            --                --              --
                                                  ============      ============         =======
UNIT ACTIVITY CLASS B
 Issued.........................................           385               498              --
 Redeemed.......................................          (438)             (365)             --
                                                  ------------      ------------         -------
 Net Increase (Decrease)........................           (53)              133              --
                                                  ============      ============         =======

                                                      PIMCO VARIABLE
                                                      INSURANCE TRUST
                                                  COMMODITYREALRETURN(R)            TARGET 2015
                                                  STRATEGY PORTFOLIO (n)            ALLOCATION*
                                                 ------------------------ -------------------------------
                                                           2010                 2010            2009
                                                 ------------------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................         $ 15,018          $    39,044      $   407,394
 Net realized gain (loss) on investments........            8,900             (549,513)      (1,667,357)
 Change in unrealized appreciation
  (depreciation) of investments.................           32,421            2,119,768        3,479,083
                                                         --------          -----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................           56,339            1,609,299        2,219,120
                                                         --------          -----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          388,751            3,703,450        2,955,744
  Transfers between funds including
   guaranteed interest account, net.............          116,778              611,172        1,707,506
  Transfers for contract benefits and
   terminations.................................             (502)          (1,329,761)      (1,085,372)
  Contract maintenance charges..................              (91)             (15,462)         (12,940)
  Adjustments to net assets allocated to
   contracts in payout period...................               --                   --               --
                                                         --------          -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions....................          504,936            2,969,399        3,564,938
                                                         --------          -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............                2                   --               --
                                                         --------          -----------      -----------
INCREASE (DECREASE) IN NET ASSETS...............          561,277            4,578,698        5,784,058
NET ASSETS -- BEGINNING OF PERIOD...............               --           15,925,832       10,141,774
                                                         --------          -----------      -----------
NET ASSETS -- END OF PERIOD.....................         $561,277          $20,504,530      $15,925,832
                                                         ========          ===========      ===========
CHANGES IN UNITS (000'S):
Unit Activity Advisor Class
 Issued.........................................                4                   --               --
 Redeemed.......................................               --                   --               --
                                                         --------          -----------      -----------
 Net Increase (Decrease)........................                4                   --               --
                                                         ========          ===========      ===========
UNIT ACTIVITY CLASS B
 Issued.........................................               --                   83               89
 Redeemed.......................................               --                  (52)             (46)
                                                         --------          -----------      -----------
 Net Increase (Decrease)........................               --                   31               43
                                                         ========          ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           TARGET 2025                         TARGET 2035
                                                           ALLOCATION*                         ALLOCATION*
                                                 -------------------------------     -------------------------------
                                                       2010            2009                2010            2009
                                                 --------------- ---------------     --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    40,188     $   502,501          $    21,783     $   365,842
 Net realized gain (loss) on investments........   (1,098,680)     (1,444,446)            (609,874)       (907,256)
 Change in unrealized appreciation
  (depreciation) of investments.................    3,563,709       4,003,872            2,680,639       3,133,847
                                                  -----------     -----------          -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    2,505,217       3,061,927            2,092,548       2,592,433
                                                  -----------     -----------          -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    5,132,316       5,270,879            5,196,367       5,366,641
  Transfers between funds including
   guaranteed interest account, net.............      707,050       1,684,898              345,751         428,501
  Transfers for contract benefits and
   terminations.................................   (1,163,150)       (647,665)            (943,020)       (457,657)
  Contract maintenance charges..................      (35,979)        (27,142)             (54,532)        (41,283)
  Adjustments to net assets allocated to
   contracts in payout period...................           --              --                   --              --
                                                  -----------     -----------          -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    4,640,237       6,280,970            4,544,566       5,296,202
                                                  -----------     -----------          -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        2,003             701                   --              --
                                                  -----------     -----------          -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    7,147,457       9,343,598            6,637,114       7,888,635
NET ASSETS -- BEGINNING OF PERIOD...............   20,037,885      10,694,287           14,883,451       6,994,816
                                                  -----------     -----------          -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $27,185,342     $20,037,885          $21,520,565     $14,883,451
                                                  ===========     ===========          ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................          102             109                   82              91
 Redeemed.......................................          (52)            (30)                 (32)            (19)
                                                  -----------     -----------          -----------     -----------
 Net Increase (Decrease)........................           50              79                   50              72
                                                  ===========     ===========          ===========     ===========

                                                            TARGET 2045
                                                            ALLOCATION*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    (4,230)    $   245,229
 Net realized gain (loss) on investments........       (449,615)       (919,291)
 Change in unrealized appreciation
  (depreciation) of investments.................      1,917,089       2,602,775
                                                    -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................      1,463,244       1,928,713
                                                    -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      3,985,090       3,448,464
  Transfers between funds including
   guaranteed interest account, net.............       (452,007)        262,090
  Transfers for contract benefits and
   terminations.................................       (715,287)       (254,300)
  Contract maintenance charges..................        (46,945)        (35,251)
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --
                                                    -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................      2,770,851       3,421,003
                                                    -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --           1,002
                                                    -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............      4,234,095       5,350,718
NET ASSETS -- BEGINNING OF PERIOD...............     10,042,723       4,692,005
                                                    -----------     -----------
NET ASSETS -- END OF PERIOD.....................    $14,276,818     $10,042,723
                                                    ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             53              66
 Redeemed.......................................            (23)            (18)
                                                    -----------     -----------
 Net Increase (Decrease)........................             30              48
                                                    ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         TEMPLETON
                                                        GLOBAL BOND
                                                    SECURITIES FUND (n)
                                                   --------------------
                                                           2010
                                                   --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $   (3,766)
 Net realized gain (loss) on investments........             2,115
 Change in unrealized appreciation
  (depreciation) of investments.................            43,778
                                                        ----------
 Net Increase (decrease) in net assets from
  operations....................................            42,127
                                                        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         1,550,703
  Transfers between funds including
   guaranteed interest account, net.............           445,406
  Transfers for contract benefits and
   terminations.................................            (3,713)
  Contract maintenance charges..................              (173)
  Adjustments to net assets allocated to
   contracts in payout period...................                --
                                                        ----------
Net increase (decrease) in net assets from
 contractowners transactions....................         1,992,223
                                                        ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               300
                                                        ----------
INCREASE (DECREASE) IN NET ASSETS...............         2,034,650
NET ASSETS -- BEGINNING OF PERIOD...............                --
                                                        ----------
NET ASSETS -- END OF PERIOD.....................        $2,034,650
                                                        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued.........................................                19
 Redeemed.......................................                --
                                                        ----------
 Net Increase (Decrease)........................                19
                                                        ==========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) Units were made available for sale on July 10, 2009.
(b) Units were made available for sale on September 30, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(d) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(e) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(f) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(g) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(h) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18,2009.
(i) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(j) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(k) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(l) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(m) Units were made available for sale on September 18, 2009.
(n) Units were made available on May 3, 2010.
(o) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(p) Units were made available on September 20, 2010.
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, (collectively, "The Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  ------------------------------------------
o American Century VP Mid Cap Value

  AXA PREMIER VIP TRUST*
  ----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation

  EQ ADVISORS TRUST*
  ------------------
o All Asset Allocation
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Tactical Manager 2000
o AXA Tactical Manager 400
o AXA Tactical Manager 500
o AXA Tactical Manager International
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/AXA Franklin Small Cap Value Core
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS
o EQ/Franklin Core Balanced
o EQ/Franklin Templeton Allocation
o EQ/GAMCO Mergers & Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth (1)
o EQ/Mutual Large Cap Equity
o EQ/Oppenheimer Global
o EQ/PIMCO Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/Templeton Global Equity

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

1. Organization (Concluded)

o EQ/UBS Growth & Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth (2)

  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
  ---------------------------------------------
o Fidelity(R) VIP Contrafund(R) Portfolio
o Fidelity(R) VIP Equity-Income Portfolio
o Fidelity(R) VIP Mid Cap Portfolio

  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  ----------------------------------------------------
o Templeton Global Bond Securities Fund

  GOLDMAN SACHS VARIABLE INSURANCE TRUST-VARIABLE INSURANCE PORTFOLIOS
  --------------------------------------------------------------------
o Goldman Sachs VIT Mid Cap Value Fund

  INVESCO VARIABLE INSURANCE FUNDS
  --------------------------------
o Invesco V.I. Financial Services Fund
o Invesco V.I. Global Real Estate Fund
o Invesco V.I. International Growth Fund
o Invesco V.I. Mid Cap Core Equity Fund
o Invesco V.I. Small Cap Equity Fund

  IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  ---------------------------------------
o Ivy Funds VIP Energy
o Ivy Funds VIP High Income
o Ivy Funds VIP Small Cap Growth

  LAZARD RETIREMENT SERIES, INC.
  ------------------------------
o Lazard Retirement Emerging Markets Equity Portfolio

  MFS(R) VARIABLE INSURANCE TRUST
  -------------------------------
o MFS(R) International Value Portfolio
o MFS(R) Investors Growth Stock Series
o MFS(R) Investors Trust Series
o MFS(R) Technology Portfolio
o MFS(R) Utilities Series

  OPPENHEIMER VARIABLE ACCOUNT FUNDS
  ----------------------------------
o Oppenheimer Main Street Fund(R)/VA

  PIMCO VARIABLE INSURANCE TRUST
  ------------------------------
o PIMCO Variable Insurance Trust CommodityRealReturn(R)
  Strategy Portfolio

----------
(1)  Formerly known as EQ/Van Kampen Mid Cap Growth.
(2)  Formerly known as EQ/Evergreen Omega

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in enter into contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

1. Organization (Concluded)

arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

o EQUI-VEST(R) Series 100 through 801
o EQUI-VEST(R) Vantage Series 900
o EQUI-VEST(R) Strategies Series 900 and 901
o Momentum
o Momentum Plus
o Variable Immediate Annuity

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

2. Significant Accounting Policies (Concluded)

Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

o EQUI-VEST(R) Series 100 through 801
o EQUI-VEST(R) Strategies Series 900 and 901
o EQUIPLAN
o Old Contracts

Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                               PURCHASES       SALES
                                            -------------- -------------
All Asset Allocation.....................    $ 10,451,887   $ 1,183,260
American Century VP Mid Cap Value........         468,558        37,021
AXA Aggressive Allocation................     125,245,977    59,936,586
AXA Balanced Strategy....................      16,107,208     1,676,457
AXA Conservative Allocation..............      50,080,239    24,855,902
AXA Conservative Growth Strategy.........       2,800,314       386,318

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

4. Purchases and Sales of Investments (Continued)

                                                   PURCHASES        SALES
                                                -------------- --------------
AXA Conservative Strategy....................    $  1,207,750   $     34,361
AXA Conservative-Plus Allocation.............      60,119,026     33,243,740
AXA Growth Strategy..........................         729,577        760,325
AXA Moderate Allocation......................     223,552,589    165,477,812
AXA Moderate-Plus Allocation.................     228,416,181    123,911,005
AXA Tactical Manager 2000....................         573,489        193,000
AXA Tactical Manager 400.....................       1,009,586        111,530
AXA Tactical Manager 500.....................       1,169,350         22,311
AXA Tactical Manager International...........         850,255        241,712
EQ/AllianceBernstein International...........      68,887,753    105,390,389
EQ/AllianceBernstein Small Cap Growth........      58,461,188     76,219,784
EQ/AXA Franklin Small Cap Value Core.........       8,289,570      6,986,394
EQ/Blackrock Basic Value Equity..............      93,574,544     63,001,631
EQ/Blackrock International Value.............      46,781,223     52,130,545
EQ/Boston Advisors Equity Income.............      13,590,070     12,639,554
EQ/Calvert Socially Responsible..............       3,903,886      3,049,335
EQ/Capital Guardian Growth...................       4,471,355      4,233,701
EQ/Capital Guardian Research.................      13,713,507     28,391,947
EQ/Common Stock Index........................      98,897,797    302,332,338
EQ/Core Bond Index...........................      26,977,755     29,940,096
EQ/Davis New York Venture....................      11,229,865      7,388,548
EQ/Equity 500 Index..........................     142,509,465    169,214,535
EQ/Equity Growth PLUS........................      47,499,891     78,946,036
EQ/Franklin Core Balanced....................      16,762,446     21,328,119
EQ/Franklin Templeton Allocation.............      13,279,484     10,530,846
EQ/GAMCO Mergers & Acquisitions..............       8,311,525      4,538,396
EQ/GAMCO Small Company Value.................     118,165,048     58,040,015
EQ/Global Bond PLUS..........................      32,678,135     18,832,783
EQ/Global Multi-Sector Equity................     117,525,269    124,717,510
EQ/Intermediate Government Bond Index........      17,142,579     25,350,364
EQ/International Core PLUS...................      43,190,486     29,696,548
EQ/International Growth......................      29,281,763     16,880,486
EQ/JPMorgan Value Opportunities..............      11,183,788     10,841,673
EQ/Large Cap Core PLUS.......................       5,511,861      3,448,478
EQ/Large Cap Growth Index....................      15,978,983     24,752,242
EQ/Large Cap Growth PLUS.....................      21,560,727     40,427,674
EQ/Large Cap Value Index.....................       5,725,064      5,359,130
EQ/Large Cap Value PLUS......................      79,559,645    160,001,581
EQ/Lord Abbett Growth and Income.............       8,298,077      5,392,767
EQ/Lord Abbett Large Cap Core................      19,484,633      7,600,877
EQ/Mid Cap Index.............................      49,446,007     58,304,346
EQ/Mid Cap Value PLUS........................      59,653,500     99,051,129
EQ/Money Market..............................      60,881,160     87,368,708
EQ/Montag & Caldwell Growth..................      16,109,115     11,883,020
EQ/Morgan Stanley Mid Cap Growth.............      85,515,931     38,176,860
EQ/Mutual Large Cap Equity...................       5,923,344      7,511,935
EQ/Oppenheimer Global........................      18,667,897      7,991,621
EQ/PIMCO Ultra Short Bond....................      54,771,372     57,281,303
EQ/Quality Bond PLUS.........................      47,850,234     43,661,817
EQ/Small Company Index.......................      38,251,328     40,969,639
EQ/T. Rowe Price Growth Stock................      42,773,849     21,249,085
EQ/Templeton Global Equity...................      10,725,261      9,130,224
EQ/UBS Growth & Income.......................       6,777,447      7,074,118
EQ/Van Kampen Comstock.......................       7,949,617      6,433,760
EQ/Wells Fargo Advantage Omega Growth........      35,008,938     16,154,548

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

4. Purchases and Sales of Investments (Concluded)

                                                                                  PURCHASES       SALES
                                                                               -------------- -------------
Fidelity(R) VIP Contrafund(R) Portfolio.....................................    $16,253,020    $   302,230
Fidelity(R) VIP Equity-Income Portfolio.....................................        222,325         47,408
Fidelity(R) VIP Mid Cap Portfolio...........................................      1,478,704         41,246
Goldman Sachs VIT Mid Cap Value Fund........................................        359,961         19,583
Invesco V.I. Financial Services Fund........................................         61,188         33,048
Invesco V.I. Global Real Estate Fund........................................      3,804,556        253,894
Invesco V.I. International Growth Fund......................................      1,222,206         37,188
Invesco V.I. Mid Cap Core Equity Fund.......................................      1,895,942         53,771
Invesco V.I. Small Cap Equity Fund..........................................        924,036        207,460
Ivy Funds VIP Energy........................................................      4,197,259        792,340
Ivy Funds VIP High Income...................................................      6,903,163      1,321,456
Ivy Funds VIP Small Cap Growth..............................................        239,431         11,479
Lazard Retirement Emerging Markets Equity Portfolio.........................     17,956,946      1,853,502
MFS(R) International Value Portfolio........................................      6,486,904        624,239
MFS(R) Investors Growth Stock Series........................................        323,937         23,583
MFS(R) Investors Trust Series...............................................      1,673,133         37,129
MFS(R) Technology Portfolio.................................................      2,464,351        560,477
MFS(R) Utilities Series.....................................................      2,199,417        202,158
Multimanager Aggressive Equity..............................................     57,022,596     83,846,374
Multimanager Core Bond......................................................     51,787,677     28,331,086
Multimanager International Equity...........................................     15,034,683     19,520,337
Multimanager Large Cap Core Equity..........................................      2,046,428      3,590,868
Multimanager Large Cap Value................................................      8,869,680     13,451,184
Multimanager Mid Cap Growth.................................................     12,249,487     16,919,236
Multimanager Mid Cap Value..................................................     17,658,816     18,066,406
Multimanager Multi-Sector Bond..............................................     30,824,263     28,709,555
Multimanager Small Cap Growth...............................................     10,802,974     13,257,407
Multimanager Small Cap Value................................................     26,346,181     37,452,377
Multimanager Technology.....................................................     39,419,145     46,390,217
Oppenheimer Main Street Fund(R)/VA..........................................         52,224          4,481
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio....        542,208         14,305
Target 2015 Allocation......................................................      8,327,317      5,212,194
Target 2025 Allocation......................................................      9,844,834      5,121,404
Target 2035 Allocation......................................................      7,777,705      3,155,092
Target 2045 Allocation......................................................      4,959,396      2,125,604
Templeton Global Bond Securities Fund.......................................      2,032,349         43,308

5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable and its affiliates serves as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

5. Expenses and Related Party Transactions (Concluded)

management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.15% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under Contract with AXA Distributors.

6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

----------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------------
SEPTEMBER 17, 2010                   MULTIMANAGER LARGE CAP GROWTH    MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------
Shares -- Class A                      2,913,236                        22,592,038
Value -- Class A                     $      7.88                      $      23.83
Shares -- Class B                      1,049,889                         1,061,491
Value -- Class B                     $      7.72                      $      23.38
Net Assets Before Substitution       $31,061,443                      $532,124,482
Net Assets After Substitution        $        --                      $563,185,925
----------------------------------------------------------------------------------------------------

                                     FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                            SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------------
SEPTEMBER 11, 2009         EQ/ARIEL APPRECIATION II                     EQ/MID CAP VALUE PLUS
                           EQ/LORD ABBETT MID CAP VALUE
                           EQ/VAN KAMPEN REAL ESTATE
----------------------------------------------------------------------------------------------------
                           EQ/ARIEL APPRECIATION II
Shares -- Class B              407,995
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,833,978
Net Assets After Merger    $        --
                           EQ/LORD ABBETT MID CAP VALUE
Shares -- Class B            3,267,908
Value -- Class B           $      7.93
Net Assets Before Merger   $25,901,370
Net Assets After Merger    $        --
                           EQ/VAN KAMPEN REAL ESTATE
Shares -- Class B           17,692,343                                      55,280,633
Value -- Class B           $      5.48                                  $         7.74
Net Assets Before Merger   $96,899,897                                  $  301,159,559
Net Assets After Merger    $        --                                  $  427,794,804
----------------------------------------------------------------------------------------------------
SEPTEMBER 11, 2009         EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY     EQ/PIMCO ULTRA SHORT BOND
                           EQ/SHORT DURATION BOND
----------------------------------------------------------------------------------------------------
                           EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY
Shares -- Class B              750,697
Value -- Class B           $      8.60
Net Assets Before Merger   $ 6,455,994
Net Assets After Merger    $        --
                           EQ/SHORT DURATION BOND
Shares -- Class B            1,829,135                                     13,871,491
Value -- Class B           $      9.13                                 $         9.95
Net Assets Before Merger   $16,692,783                                 $  114,836,052
Net Assets After Merger    $        --                                 $  137,984,829
----------------------------------------------------------------------------------------------------
SEPTEMBER 18, 2009         MULTIMANAGER HEALTH CARE                    MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------
Shares -- Class A            3,623,540                                     20,044,984
Value -- Class A           $      9.21                                 $        22.08
Shares -- Class B            1,056,833                                        791,741
Value -- Class B           $      9.02                                 $        21.67
Net Assets Before Merger   $42,913,977                                 $  416,872,983
Net Assets After Merger    $        --                                 $  459,786,960
----------------------------------------------------------------------------------------------------
SEPTEMBER 18, 2009         EQ/OPPENHEIMER MAIN STREET OPPORTUNITY      EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------
Shares -- Class A              296,297                                    113,639,158
Value -- Class A           $      8.39                                 $        13.64
Shares -- Class B              117,637                                      7,040,158
Value -- Class B           $      8.39                                 $        13.55
Net Assets Before Merger   $ 3,474,284                                 $1,642,374,045
Net Assets After Merger    $        --                                 $1,645,848,329
----------------------------------------------------------------------------------------------------
SEPTEMBER 18, 2009         EQ/OPPENHEIMER MAIN STREET SMALL CAP        EQ/SMALL COMPANY INDEX
                           INDEX
----------------------------------------------------------------------------------------------------
Shares -- Class B            1,365,972                                     18,623,256
Value -- Class B           $      8.91                                 $         8.40
Net Assets Before Merger   $12,171,930                                 $  144,324,956
Net Assets After Merger    $        --                                 $  156,496,886
----------------------------------------------------------------------------------------------------

                                     FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

6. Reorganizations (Concluded)

----------------------------------------------------------------------------------------------------
                            REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009         EQ/CAYWOOD SCHOLL HIGH YIELD BOND    EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------------
Shares -- Class B             3,562,969                             4,043,305
Value -- Class B            $      3.99                          $       9.19
Net Assets Before Merger    $14,233,273                          $ 22,913,194
Net Assets After Merger     $        --                          $ 37,146,467
----------------------------------------------------------------------------------------------------
SEPTEMBER 25, 2009         EQ/LONG TERM BOND                    EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------
Shares -- Class B             2,092,784                            13,220,218
Value -- Class B            $     12.74                          $       9.62
Net Assets Before Merger    $26,671,839                          $100,534,743
Net Assets After Merger     $        --                          $127,206,582

7. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                                 MORTALITY AND                      FINANCIAL
                                                 EXPENSE RISKS   OTHER EXPENSES    ACCOUNTING      TOTAL
                                                 -------------   --------------    ----------      -----
OLD CONTRACTS                                        0.58%           0.16%            --           0.74%
-------------
EQUIPLAN(R) CONTRACTS                                0.58%           0.16%            --           0.74%
---------------------
EQUI-VEST(R) SERIES 100
-----------------------
EQ/Money Market,
EQ/Common Stock Index.......................         0.56%           0.60%            0.24%        1.40%
All Other Funds.............................         0.50%           0.60%            0.24%        1.34%

MOMENTUM CONTRACTS
------------------
EQ/Money Market,
EQ/Common Stock Index.......................         0.65%           0.60%            0.24%        1.49%
All Other Funds.............................         0.50%           0.60%            0.24%        1.34%

EQUI-VEST(R) SERIES 200
-----------------------
EQ/Money Market,
EQ/Common Stock Index.......................         1.15%           0.25%            --           1.40%
All Other Funds.............................         1.09%           0.25%            --           1.34%

EQUI-VEST(R) SERIES 201
-----------------------
All Funds...................................         0.95%           0.25%            --           1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS
-----------------------------------------
EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation.....................         1.10%           0.25%            --           1.35%
All Other Funds.............................         1.10%           0.24%            --           1.34%

MOMENTUM PLUS CONTRACTS                              1.10%           0.25%            --           1.35%
-----------------------
EQUI-VEST(R) SERIES 500 CONTRACTS                    1.20%           0.25%            --           1.45%
---------------------------------
EQUI-VEST(R) AT RETIREMENT AND AT RETIREMENT           --              --             --             --
--------------------------------------------
1.30% All Funds.............................         0.80%           0.50%            --           1.30%
1.25% All Funds.............................         0.75%           0.50%            --           1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS            0.95%           0.25%            --           1.20%
-----------------------------------------
EQUI-VEST(R) VANTAGE CONTRACTS
------------------------------
0.90% All Funds.............................         0.90%             --             --           0.90%
0.70% All Funds.............................         0.70%             --             --           0.70%
0.50% All Funds.............................         0.50%             --             --           0.50%

                                     FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

7. Contractowner Charges (Continued)


                                                MORTALITY AND                     FINANCIAL
                                                EXPENSE RISKS   OTHER EXPENSES   ACCOUNTING     TOTAL
                                               --------------- ---------------- ------------ ----------
EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900
--------------------------------------------
1.20% All Funds.............................        1.20%           --               --           1.20%
0.90% All Funds.............................        0.90%           --               --           0.90%
0.70% All Funds.............................        0.70%           --               --           0.70%
0.50% All Funds.............................        0.50%           --               --           0.50%
0.25% All Funds.............................        0.25%           --               --           0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901
--------------------------------------------
0.00% All Funds.............................         .00%           --               --           0.00%
0.25% All Funds.............................        0.25%           --               --           0.25%
0.50% All Funds.............................        0.50%           --               --           0.50%
0.70% All Funds.............................        0.70%           --               --           0.70%
0.80% All Funds.............................        0.80%           --               --           0.80%
0.90% All Funds.............................        0.90%           --               --           0.90%
1.00% All Funds.............................        1.00%           --               --           1.00%
1.10% All Funds.............................        1.10%           --               --           1.10%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS           0.70%           0.25%            --           0.95%
-----------------------------------------
EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS
-----------------------------------------
1.10% All Funds.............................        0.85%           0.25%            --           1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS
---------------------------------
1.25% All Funds.............................        1.00%           0.25%            --           1.25%

VARIABLE IMMEDIATE ANNUITY
--------------------------
0.50% All Funds.............................        0.40%           0.10%            --           0.50%

The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the Multimanager Technology EQ portfolios. Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

During the preparation of the 2010 financial statements, management determined that with respect to the EQ/Money Market Variable Investment Option, in the 2009 financial statements, there was an incorrect allocation from net assets attributable to accumulation units to amounts retained by AXA Equitable in the amount of $190,336. Management concluded that this error was not material to the 2009 financial statements and, accordingly, the impact of the correction was reflected in the 2010 financial statements through a re-allocation of that amount from amount retained by AXA Equitable to net assets attributable to accumulation units. This correction increased the total return attributable to the Contract Charge 1.49% Units, currently charging 1.40%, by approximately 0.42% for the year ended December 31, 2010.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.

                                WHEN CHARGE
            CHARGES             IS DEDUCTED                  AMOUNT DEDUCTED                      HOW DEDUCTED
            -------             -----------                  ---------------                      ------------
Charge for Trust expenses      Daily         Vary by Portfolio                               Unit value
                                             LOW - $0 depending on the product and account   Unit liquidation from
Annual Administrative charge   Annual        value.                                          account value

                                     FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

7. Contractowner Charges (Concluded)

                                                WHEN CHARGE
                 CHARGES                        IS DEDUCTED
                 -------                        -----------
Withdrawal Charge                        At time of transaction
Plan Loan charges                        At time of transaction
Variable Immediate Annuity Payout
option                                   At time of transaction
Charge for third-party transfer or
exchange                                 At time of transaction
                                         Participation date
Enhanced death benefit charge            anniversary
Guaranteed Mininum Income Benefit
Guaranteed Withdrawal Benefit for Life
Sales Premium and Other Applicable
Taxes
Guaranteed minimum death benefit
charge

                 CHARGES                                      AMOUNT DEDUCTED                          HOW DEDUCTED
                 -------                                      ---------------                          ------------
                                         HIGH - Depending on account value, $50 if your
                                         account value on the last business day of the            Unit liquidation from
                                         contract year is less than $100,000.                     account value
                                         LOW - 5% of withdrawals or contributions made in
                                         the current and prior five participation years,          Unit liquidation from
Withdrawal Charge                        whichever is less.                                       account value
                                         HIGH - 7% of contributions withdrawn, declining
                                         by 1% each contract years following each
                                         contribution.
                                         Exceptions and limitations may eliminate or reduce
                                         the withdrawal charge.
                                                                                                  Unit liquidation from
Plan Loan charges                        $25 set-up fee and $6 quarterly recordkeeping fee        account value
Variable Immediate Annuity Payout                                                                 Unit liquidation from
option                                   $350 annuity administration fee                          account value
Charge for third-party transfer or                                                                Unit liquidation from
exchange                                 $0 to $25                                                account value
                                                                                                  Unit liquidation from
Enhanced death benefit charge            0.15% of account value                                   account value
                                                                                                  Unit liquidation from
Guaranteed Mininum Income Benefit        0.65%                                                    account value
                                         LOW- 0.60% for single life option;                       Unit liquidation from
Guaranteed Withdrawal Benefit for Life        0.75% for joint life option                         account value
                                         HIGH-0.75% for single life;
                                              0.90% for joint life
                                                                                                  Deducted from the
                                                                                                  amount applied to
Sales Premium and Other Applicable       Current tax charge varies by jurisdiction and ranges     provide an annuity
Taxes                                    from 0% to 3.5%.                                         payout option
                                         STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
Guaranteed minimum death benefit         THE GURANTEED MINIMUM INCOME BENEFIT) -                  Unit liquidation from
charge                                   0.00%                                                    account value
                                         GWBL STANDARD DEATH BENEFIT - 0.00%
                                         ANNUAL RACHET TO AGE 85 - 0.25% of the
                                         Annual Rachet to age 85 benefit base
                                         GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                         RACHET TO AGE 85 - 0.60% of the greater of 6%
                                         roll-up to age 85 benefit base, as applicable
                                         GWBL ENHANCED DEATH BENEFIT - 0.30% of the
                                         GWBL Enhance death benefit base

8. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
ALL ASSET ALLOCATION
--------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (u)      $119.82           --                   --          --           14.41%
         Highest contract charge 1.45% Class B (u)     $118.33           --                   --          --           13.31%
         All contract charges                               --          101              $11,926        2.90%             --

                                     FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
ALL ASSET ALLOCATION (CONTINUED)
--------------------------------
  2009   Lowest contract charge 0.50% Class B (u)      $104.73             --                 --           --           2.75%
         Highest contract charge 1.45% Class B (u)     $104.43             --                 --           --           2.47%
         All contract charges                               --             20           $  2,043         4.20%            --

AMERICAN CENTURY VP MID CAP VALUE
---------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Class II (w)     $106.06             --                 --           --           6.01%
         Highest contract charge 1.20% Class II (w)    $105.83             --                 --           --           5.79%
         All contract charges                               --              4           $    472         2.34%            --

AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $139.76             --                 --           --          12.51%
         Highest contract charge 1.45% Class B         $130.37             --                 --           --          11.44%
         All contract charges                               --          2,731           $357,010         1.71%            --
  2009   Lowest contract charge 0.50% Class B          $124.22             --                 --           --          26.65%
         Highest contract charge 1.45% Class B         $116.99             --                 --           --          25.44%
         All contract charges                               --          2,255           $264,074         1.16%            --
  2008   Lowest contract charge 0.50% Class B          $ 98.08             --                 --           --         (39.50)%
         Highest contract charge 1.45% Class B         $ 93.26             --                 --           --         (40.08)%
         All contract charges                               --          1,573           $146,691         1.79%            --
  2007   Lowest contract charge 0.50% Class B          $162.11             --                 --           --           5.64%
         Highest contract charge 1.45% Class B         $155.64             --                 --           --           4.62%
         All contract charges                               --          1,034           $161,376         2.96%            --
  2006   Lowest contract charge 0.50% Class B          $153.46             --                 --           --          17.31%
         Highest contract charge 1.45% Class B         $148.76             --                 --           --          16.19%
         All contract charges                               --            517           $ 77,399         3.46%            --

AXA BALANCED STRATEGY
---------------------
         Unit Value 1.10% to 1.25%*
  2010   Lowest contract charge 1.10% Class A (v)      $112.01             --                 --           --           9.12%
         Highest contract charge 1.25% Class A (v)     $111.79             --                 --           --           8.96%
         All contract charges                               --              3           $    350         1.92%            --
  2009   Lowest contract charge 1.10% Class A (v)      $102.65             --                 --           --           1.93%
         Highest contract charge 1.25% Class A (v)     $102.60             --                 --           --           1.89%
         All contract charges                               --              4           $    394         2.34%            --

AXA Balanced Strategy
---------------------
         Unit Value 1.25% to 1.30%*
  2010   Lowest contract charge 1.25% Class B (t)      $120.03             --                 --           --           8.68%
         Highest contract charge 1.30% Class B (t)     $119.94             --                 --           --           8.62%
         All contract charges                               --            176           $ 21,202         1.92%            --
  2009   Lowest contract charge 1.25% Class B (t)      $110.45             --                 --           --          12.64%
         Highest contract charge 1.30% Class B (t)     $110.42             --                 --           --          12.60%
         All contract charges                               --             51           $  5,642         2.34%            --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $126.66             --                 --           --           6.73%
         Highest contract charge 1.45% Class B         $118.15             --                 --           --           5.71%
         All contract charges                               --            878           $103,215         2.41%            --
  2009   Lowest contract charge 0.50% Class B          $118.67             --                 --           --           9.27%
         Highest contract charge 1.45% Class B         $111.77             --                 --           --           8.24%
         All contract charges                               --            701           $ 78,154         2.54%            --

                                     FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B          $108.60             --                  --         --           (11.46)%
         Highest contract charge 1.45% Class B         $103.26             --                  --         --           (12.31)%
         All contract charges                               --            539            $ 55,833       4.85%              --
  2007   Lowest contract charge 0.50% Class B          $122.65             --                  --         --             5.27%
         Highest contract charge 1.45% Class B         $117.75             --                  --         --             4.26%
         All contract charges                               --            378            $ 44,771       5.06%              --
  2006   Lowest contract charge 0.50% Class B          $116.51             --                  --         --             5.84%
         Highest contract charge 1.45% Class B         $112.94             --                  --         --             4.83%
         All contract charges                               --            167            $ 18,932       4.29%              --

AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------
         Unit Value 1.25% to 1.30%*
  2010   Lowest contract charge 1.25% Class B (t)      $117.76             --                  --         --             7.79%
         Highest contract charge 1.30% Class B (t)     $117.67             --                  --         --             7.74%
         All contract charges                               --             31            $  3,722       1.71%              --
  2009   Lowest contract charge 1.25% Class B (t)      $109.25             --                  --         --            10.60%
         Highest contract charge 1.30% Class B (t)     $109.22             --                  --         --            10.58%
         All contract charges                               --             10            $  1,140       1.96%              --

AXA CONSERVATIVE STRATEGY
-------------------------
         Unit Value 1.25% to 1.30%*
  2010   Lowest contract charge 1.25% Class B (t)      $111.72             --                  --         --             5.94%
         Highest contract charge 1.30% Class B (t)     $111.64             --                  --         --             5.89%
         All contract charges                               --             13            $  1,475       2.37%              --
  2009   Lowest contract charge 1.25% Class B (t)      $105.46             --                  --         --             5.67%
         Highest contract charge 1.30% Class B (t)     $105.43             --                  --         --             5.64%
         All contract charges                               --              3            $    275       2.59%              --

AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $129.33              --                 --         --             8.52%
         Highest contract charge 1.45% Class B         $120.64              --                 --         --             7.49%
         All contract charges                               --           1,244           $149,815       2.16%              --
  2009   Lowest contract charge 0.50% Class B          $119.17              --                 --         --            13.85%
         Highest contract charge 1.45% Class B         $112.23              --                 --         --            12.76%
         All contract charges                               --           1,056           $118,182       2.15%              --
  2008   Lowest contract charge 0.50% Class B          $104.67              --                 --         --           (19.83)%
         Highest contract charge 1.45% Class B         $ 99.53              --                 --         --           (20.59)%
         All contract charges                               --             800           $ 79,752       3.64%              --
  2007   Lowest contract charge 0.50% Class B          $130.56              --                 --         --             4.96%
         Highest contract charge 1.45% Class B         $125.34              --                 --         --             3.95%
         All contract charges                               --             634           $ 80,092       4.08%              --
  2006   Lowest contract charge 0.50% Class B          $124.39              --                 --         --             8.22%
         Highest contract charge 1.45% Class B         $120.58              --                 --         --             7.18%
         All contract charges                               --             342           $ 41,475       4.04%              --

AXA GROWTH STRATEGY
-------------------
         Unit Value 1.10% to 1.25%*
  2010   Lowest contract charge 1.10% Class A (v)      $ 114.92            --                  --         --            10.72%
         Highest contract charge 1.25% Class A (v)     $ 114.69            --                  --         --            10.56%
         All contract charges                                --            13            $  1,535       1.56%              --

                                     FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA GROWTH STRATEGY (CONTINUED)
-------------------------------
  2009   Lowest contract charge 1.10% Class A (v)      $103.79              --                   --       --             2.87%
         Highest contract charge 1.25% Class A (v)     $103.74              --                   --       --             2.84%
         All contract charges                               --              14           $    1,474     1.76%              --

AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $105.37              --                   --       --             9.63%
         Highest contract charge 1.45% Class A         $135.24              --                   --       --             8.59%
         All contract charges                               --          18,275           $1,387,456     2.37%              --
  2009   Lowest contract charge 0.50% Class A (b)      $ 96.11              --                   --       --            16.72%
         Highest contract charge 1.45% Class A         $124.54              --                   --       --            15.60%
         All contract charges                               --          18,864           $1,310,255     1.65%              --
  2008   Lowest contract charge 0.50% Class A (b)      $ 82.34              --                   --       --           (24.67)%
         Highest contract charge 1.45% Class A         $107.73              --                   --       --           (25.38)%
         All contract charges                               --          19,014           $1,142,587     3.70%              --
  2007   Lowest contract charge 0.50% Class A (b)      $109.30              --                   --       --             6.00%
         Highest contract charge 1.45% Class A         $144.38              --                   --       --             4.99%
         All contract charges                               --          19,631           $1,586,678     3.35%              --
  2006   Lowest contract charge 0.50% Class A (b)      $103.11              --                   --       --            3.11%
         Highest contract charge 1.45% Class A         $137.52              --                   --       --            9.00%
         All contract charges                               --          20,240           $1,557,101     2.84%              --

AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $121.93               --                   --       --             9.36%
         Highest contract charge 1.30% Class B (c)     $100.87               --                   --       --             8.50%
         All contract charges                               --            1,923           $  240,775     2.37%              --
  2009   Lowest contract charge 0.50% Class B          $111.49               --                   --       --            16.43%
         Highest contract charge 1.30% Class B (c)     $ 92.97               --                   --       --            15.51%
         All contract charges                               --            1,585           $  183,180     1.65%              --
  2008   Lowest contract charge 0.50% Class B          $ 95.76               --                   --       --           (24.85)%
         Highest contract charge 1.30% Class B (c)     $ 80.49               --                   --       --           (25.44)%
         All contract charges                               --            1,338           $  136,760     3.70%              --
  2007   Lowest contract charge 0.50% Class B          $127.43               --                   --       --             5.73%
         Highest contract charge 1.30% Class B (c)     $107.96               --                   --       --             4.90%
         All contract charges                               --            1,218           $  170,510     3.35%              --
  2006   Lowest contract charge 0.50% Class B          $120.52               --                   --       --             9.77%
         Highest contract charge 1.30% Class B (c)     $102.92               --                   --       --             2.92%
         All contract charges                               --            1,009           $  136,001     2.84%              --

AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $140.71               --                   --       --            11.00%
         Highest contract charge 1.45% Class B         $131.26               --                   --       --             9.94%
         All contract charges                               --            6,277           $  822,427     1.82%              --
  2009   Lowest contract charge 0.50% Class B          $126.77               --                   --       --            21.35%
         Highest contract charge 1.45% Class B         $119.39               --                   --       --            20.18%
         All contract charges                               --            5,622           $  668,768     1.48%              --
  2008   Lowest contract charge 0.50% Class B          $104.47               --                   --       --           (32.12)%
         Highest contract charge 1.45% Class B         $ 99.34               --                   --       --           (32.77)%
         All contract charges                               --            4,565           $  452,172     2.45%              --

                                     FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
  2007   Lowest contract charge 0.50% Class B          $ 153.90            --                  --         --             5.85%
         Highest contract charge 1.45% Class B         $ 147.76            --                  --         --             4.84%
         All contract charges                                --         3,480            $513,806       3.38%              --
  2006   Lowest contract charge 0.50% Class B          $ 145.39            --                  --         --            13.93%
         Highest contract charge 1.45% Class B         $ 140.94            --                  --         --            12.85%
         All contract charges                                --         1,886            $267,414       3.54%              --

AXA TACTICAL MANAGER 2000
-------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Class B (w)      $ 124.04            --                  --         --            17.16%
         Highest contract charge 1.34% Class B (w)     $ 123.77            --                  --         --            16.95%
         All contract charges                                --             3            $    416       0.08%              --

AXA TACTICAL MANAGER 400
------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Class B (w)      $ 119.98            --                  --         --            14.37%
         Highest contract charge 1.34% Class B (w)     $ 119.72            --                  --         --            14.17%
         All contract charges                                --             8            $    954       0.00%              --

AXA TACTICAL MANAGER 500
------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Class B (w)      $ 115.58            --                  --         --            10.26%
         Highest contract charge 1.34% Class B (w)     $ 115.33            --                  --         --            10.06%
         All contract charges                                --            10            $  1,215       0.69%              --

AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Class B (w)      $ 111.74            --                  --         --             6.88%
         Highest contract charge 1.34% Class B (w)     $ 111.50            --                  --         --             6.68%
         All contract charges                                --             5            $    638       1.76%              --

EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $  77.24            --                  --         --             4.95%
         Highest contract charge 1.45% Class A         $  98.22            --                  --         --             3.96%
         All contract charges                                --         3,485            $439,022       2.46%              --
  2009   Lowest contract charge 0.50% Class A (b)      $  73.60            --                  --         --            26.79%
         Highest contract charge 1.45% Class A         $  94.48            --                  --         --            25.55%
         All contract charges                                --         3,794            $458,941       2.69%              --
  2008   Lowest contract charge 0.50% Class A (b)      $  58.05            --                  --         --           (50.85)%
         Highest contract charge 1.45% Class A         $  75.25            --                  --         --           (51.31)%
         All contract charges                                --         3,962            $381,162       2.82%              --
  2007   Lowest contract charge 0.50% Class A (b)      $ 118.10            --                  --         --            11.45%
         Highest contract charge 1.45% Class A         $ 154.56            --                  --         --            10.38%
         All contract charges                                --         4,247            $838,849       1.50%              --
  2006   Lowest contract charge 0.50% Class A (b)      $ 105.97            --                  --         --             5.97%
         Highest contract charge 1.45% Class A         $ 140.03            --                  --         --            22.03%
         All contract charges                                --         4,389            $784,767       1.65%              --

                                     FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $101.30             --                  --         --              4.69%
         Highest contract charge 1.30% Class B (c)     $ 73.95             --                  --         --              3.86%
         All contract charges                               --            614            $ 58,834       2.46%               --
  2009   Lowest contract charge 0.50% Class B          $ 96.76             --                  --         --             26.47%
         Highest contract charge 1.30% Class B (c)     $ 71.20             --                  --         --             25.46%
         All contract charges                               --            676            $ 62,696       2.69%               --
  2008   Lowest contract charge 0.50% Class B          $ 76.51             --                  --         --            (50.97)%
         Highest contract charge 1.30% Class B (c)     $ 56.75             --                  --         --            (51.35)%
         All contract charges                               --            744            $ 55,667       2.82%               --
  2007   Lowest contract charge 0.50% Class B          $156.05             --                  --         --             11.16%
         Highest contract charge 1.30% Class B (c)     $116.66             --                  --         --             10.29%
         All contract charges                               --            787            $121,942       1.50%               --
  2006   Lowest contract charge 0.50% Class B          $140.38             --                  --         --             22.90%
         Highest contract charge 1.30% Class B (c)     $105.78             --                  --         --              5.78%
         All contract charges                               --            728            $102,893       1.65%               --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $120.02             --                  --         --             32.92%
         Highest contract charge 1.45% Class A         $150.43             --                  --         --             31.64%
         All contract charges                               --          1,331            $276,722       0.05%               --
  2009   Lowest contract charge 0.50% Class A (b)      $ 90.30             --                  --         --             35.32%
         Highest contract charge 1.45% Class A         $114.27             --                  --         --             34.04%
         All contract charges                               --          1,403            $221,353       0.15%               --
  2008   Lowest contract charge 0.50% Class A (b)      $ 66.73             --                  --         --            (44.79)%
         Highest contract charge 1.45% Class A         $ 85.25             --                  --         --            (45.32)%
         All contract charges                               --          1,444            $169,875       0.01%               --
  2007   Lowest contract charge 0.50% Class A (b)      $120.87             --                  --         --             16.40%
         Highest contract charge 1.45% Class A         $155.92             --                  --         --             15.28%
         All contract charges                               --          1,537            $330,250         --                --
  2006   Lowest contract charge 0.50% Class A (b)      $103.84             --                  --         --              3.84%
         Highest contract charge 1.45% Class A         $135.25             --                  --         --              7.68%
         All contract charges                               --          1,694            $315,326         --                --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $115.09             --                  --         --             32.58%
         Highest contract charge 1.30% Class B (c)     $114.91             --                  --         --             31.54%
         All contract charges                               --            280            $ 44,323       0.05%               --
  2009   Lowest contract charge 0.50% Class B          $ 86.81             --                  --         --             35.01%
         Highest contract charge 1.30% Class B (c)     $ 87.36             --                  --         --             33.93%
         All contract charges                               --            301            $ 36,400       0.15%               --
  2008   Lowest contract charge 0.50% Class B          $ 64.30             --                  --         --            (44.93)%
         Highest contract charge 1.30% Class B (c)     $ 65.23             --                  --         --            (45.37)%
         All contract charges                               --            318            $ 29,108       0.01%               --
  2007   Lowest contract charge 0.50% Class B          $116.77             --                  --         --             16.10%
         Highest contract charge 1.30% Class B (c)     $119.40             --                  --         --             15.18%
         All contract charges                               --            353            $ 59,087         --                --
  2006   Lowest contract charge 0.50% Class B          $100.58             --                  --         --              8.46%
         Highest contract charge 1.30% Class B (c)     $103.66             --                  --         --              3.66%
         All contract charges                               --            392            $ 57,261         --                --

                                     FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $103.11             --                  --         --             23.65%
         Highest contract charge 1.45% Class B (a)     $ 98.93             --                  --         --             22.47%
         All contract charges                               --            156            $ 15,611       0.19%               --
  2009   Lowest contract charge 0.50% Class B (a)      $ 83.39             --                  --         --             27.59%
         Highest contract charge 1.45% Class B (a)     $ 80.78             --                  --         --             26.36%
         All contract charges                               --            144            $ 11,627       1.05%               --
  2008   Lowest contract charge 0.50% Class B (a)      $ 65.36             --                  --         --            (33.74)%
         Highest contract charge 1.45% Class B (a)     $ 63.93             --                  --         --            (34.37)%
         All contract charges                               --            118            $  7,589       1.02%               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 98.64             --                  --         --             (9.09)%
         Highest contract charge 1.45% Class B (a)     $ 97.41             --                  --         --             (9.96)%
         All contract charges                               --             66            $  6,402       0.57%               --
  2006   Lowest contract charge 0.50% Class B (a)      $108.50             --                  --         --              8.50%
         Highest contract charge 1.45% Class B (a)     $108.18             --                  --         --              8.18%
         All contract charges                               --             11            $  1,216       0.58%               --

EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $144.66             --                  --         --             11.72%
         Highest contract charge 1.45% Class B         $162.76             --                  --         --             10.66%
         All contract charges                               --          2,041            $397,717       1.33%               --
  2009   Lowest contract charge 0.50% Class B          $129.48             --                  --         --             29.64%
         Highest contract charge 1.45% Class B         $147.09             --                  --         --             28.40%
         All contract charges                               --          1,845            $328,742       2.77%               --
  2008   Lowest contract charge 0.50% Class B          $ 99.88             --                  --         --            (36.88)%
         Highest contract charge 1.45% Class B         $114.56             --                  --         --            (37.48)%
         All contract charges                               --          1,678            $235,310       1.69%               --
  2007   Lowest contract charge 0.50% Class B          $158.23             --                  --         --              0.67%
         Highest contract charge 1.45% Class B         $183.24             --                  --         --             (0.29)%
         All contract charges                               --          1,706            $383,188       1.08%               --
  2006   Lowest contract charge 0.50% Class B          $157.18             --                  --         --             20.31%
         Highest contract charge 1.45% Class B         $183.78             --                  --         --             19.16%
         All contract charges                               --          1,738            $391,171       2.86%               --

EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $113.07             --                  --         --              5.54%
         Highest contract charge 1.45% Class B         $138.00             --                  --         --              4.54%
         All contract charges                               --          2,043            $260,491       0.77%               --
  2009   Lowest contract charge 0.50% Class B          $107.14             --                  --         --             29.60%
         Highest contract charge 1.45% Class B         $132.01             --                  --         --             28.35%
         All contract charges                               --          2,074            $252,937       2.12%               --
  2008   Lowest contract charge 0.50% Class B          $ 82.67             --                  --         --            (43.28)%
         Highest contract charge 1.45% Class B         $102.85             --                  --         --            (43.82)%
         All contract charges                               --          2,004            $190,748       2.24%               --
  2007   Lowest contract charge 0.50% Class B          $145.75             --                  --         --              9.64%
         Highest contract charge 1.45% Class B         $183.08             --                  --         --              8.58%
         All contract charges                               --          2,074            $351,707       1.93%               --
  2006   Lowest contract charge 0.50% Class B          $132.94             --                  --         --             25.06%
         Highest contract charge 1.45% Class B         $168.61             --                  --         --             23.87%
         All contract charges                               --          1,956            $305,076       3.67%               --

                                     FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $116.00           --                   --          --            15.13%
         Highest contract charge 1.45% Class B         $109.28           --                   --          --            14.03%
         All contract charges                               --          528              $57,712        2.42%              --
  2009   Lowest contract charge 0.50% Class B          $100.76           --                   --          --            10.99%
         Highest contract charge 1.45% Class B         $ 95.83           --                   --          --             9.92%
         All contract charges                               --          524              $50,322        2.62%              --
  2008   Lowest contract charge 0.50% Class B          $ 90.78           --                   --          --           (32.64)%
         Highest contract charge 1.45% Class B         $ 87.18           --                   --          --           (33.28)%
         All contract charges                               --          487              $42,542        2.38%              --
  2007   Lowest contract charge 0.50% Class B          $134.77           --                   --          --             3.18%
         Highest contract charge 1.45% Class B         $130.66           --                   --          --             2.18%
         All contract charges                               --          445              $58,354        1.93%              --
  2006   Lowest contract charge 0.50% Class B          $130.62           --                   --          --            15.39%
         Highest contract charge 1.45% Class B         $127.87           --                   --          --            14.29%
         All contract charges                               --          394              $50,720        2.44%              --

EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $ 75.42           --                   --          --            11.96%
         Highest contract charge 1.45% Class B         $ 99.18           --                   --          --            10.89%
         All contract charges                               --          283              $22,061        0.05%              --
  2009   Lowest contract charge 0.50% Class B          $ 67.36           --                   --          --            30.24%
         Highest contract charge 1.45% Class B         $ 89.44           --                   --          --            28.99%
         All contract charges                               --          267              $18,810        0.26%              --
  2008   Lowest contract charge 0.50% Class B          $ 51.72           --                   --          --           (45.50)%
         Highest contract charge 1.45% Class B         $ 69.34           --                   --          --           (46.02)%
         All contract charges                               --          235              $12,828        0.29%              --
  2007   Lowest contract charge 0.50% Class B          $ 94.90           --                   --          --            11.57%
         Highest contract charge 1.45% Class B         $128.45           --                   --          --            10.49%
         All contract charges                               --          218              $21,860        0.24%              --
  2006   Lowest contract charge 0.50% Class B          $ 85.06           --                   --          --             4.70%
         Highest contract charge 1.45% Class B         $116.25           --                   --          --             3.71%
         All contract charges                               --          185              $16,787          --               --

EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $ 64.34           --                   --          --            12.37%
         Highest contract charge 1.45% Class B         $ 89.77           --                   --          --            11.30%
         All contract charges                               --          291              $19,777        0.41%              --
  2009   Lowest contract charge 0.50% Class B          $ 57.26           --                   --          --            32.76%
         Highest contract charge 1.45% Class B         $ 80.66           --                   --          --            31.50%
         All contract charges                               --          283              $17,320        0.35%              --
  2008   Lowest contract charge 0.50% Class B          $ 43.13           --                   --          --           (40.70)%
         Highest contract charge 1.45% Class B         $ 61.34           --                   --          --           (41.27)%
         All contract charges                               --          260              $12,167        0.19%              --
  2007   Lowest contract charge 0.50% Class B          $ 72.73           --                   --          --             4.95%
         Highest contract charge 1.45% Class B         $104.44           --                   --          --             3.94%
         All contract charges                               --          228              $18,074        0.00%              --
  2006   Lowest contract charge 0.50% Class B          $ 69.30           --                   --          --             6.87%
         Highest contract charge 1.45% Class B         $100.48           --                   --          --             5.85%
         All contract charges                               --          148              $11,178        0.20%              --

                                     FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/CAPITAL GUARDIAN RESEARCH (E)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $114.78              --                   --        --           15.22%
         Highest contract charge 1.45% Class B         $114.98              --                   --        --           14.12%
         All contract charges                               --           1,454           $  168,794      0.74%             --
  2009   Lowest contract charge 0.50% Class B          $ 99.62              --                   --        --           30.80%
         Highest contract charge 1.45% Class B         $100.76              --                   --        --           29.56%
         All contract charges                               --           1,584           $  161,230      1.16%             --
  2008   Lowest contract charge 0.50% Class B          $ 76.16              --                   --        --          (39.97)%
         Highest contract charge 1.45% Class B         $ 77.77              --                   --        --          (40.54)%
         All contract charges                               --           1,706           $  134,398      0.92%             --
  2007   Lowest contract charge 0.50% Class B          $126.86              --                   --        --            1.15%
         Highest contract charge 1.45% Class B         $130.80              --                   --        --            0.18%
         All contract charges                               --           1,936           $  256,826      1.21%             --
  2006   Lowest contract charge 0.50% Class B          $125.42              --                   --        --           11.50%
         Highest contract charge 1.45% Class B         $130.57              --                   --        --           10.43%
         All contract charges                               --           1,154           $  152,378      0.55%             --

EQ/COMMON STOCK INDEX (P) +
---------------------------
         Unit Value 0.50% to 1.49%*
  2010   Lowest contract charge 0.50% Class A (b)      $ 89.18              --                   --        --           15.58%
         Highest contract charge 1.49% Class A         $311.66              --                   --        --           14.67%
         All contract charges                               --           6,983           $2,055,925      1.50%             --
  2009   Lowest contract charge 0.50% Class A (b)      $ 77.16              --                   --        --           28.00%
         Highest contract charge 1.49% Class A         $271.80              --                   --        --           27.02%
         All contract charges                               --           7,732           $1,984,968      2.01%             --
  2008   Lowest contract charge 0.50% Class A (b)      $ 60.28              --                   --        --          (43.94)%
         Highest contract charge 1.49% Class A         $213.98              --                   --        --          (44.31)%
         All contract charges                               --           8,404           $1,696,532      1.74%             --
  2007   Lowest contract charge 0.50% Class A (b)      $107.52              --                   --        --            3.22%
         Highest contract charge 1.49% Class A         $384.25              --                   --        --            2.53%
         All contract charges                               --           9,616           $3,481,372      1.18%             --
  2006   Lowest contract charge 0.50% Class A (b)      $104.17              --                   --        --            4.17%
         Highest contract charge 1.49% Class A         $374.77              --                   --        --            9.64%
         All contract charges                               --          11,209           $3,969,805      1.39%             --

EQ/COMMON STOCK INDEX (P)
-------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $ 86.53              --                   --        --           15.30%
         Highest contract charge 1.30% Class B (c)     $ 85.37              --                   --        --           14.38%
         All contract charges                               --           1,085           $  100,911      1.50%             --
  2009   Lowest contract charge 0.50% Class B          $ 75.05              --                   --        --           27.68%
         Highest contract charge 1.30% Class B (c)     $ 74.64              --                   --        --           26.68%
         All contract charges                               --           1,189           $   96,715      2.01%             --
  2008   Lowest contract charge 0.50% Class B          $ 58.78              --                   --        --          (44.08)%
         Highest contract charge 1.30% Class B (c)     $ 58.92              --                   --        --          (44.52)%
         All contract charges                               --           1,286           $   82,770      1.74%             --
  2007   Lowest contract charge 0.50% Class B          $105.11              --                   --        --            2.96%
         Highest contract charge 1.30% Class B (c)     $106.21              --                   --        --            2.14%
         All contract charges                               --           1,495           $  174,274      1.18%             --
  2006   Lowest contract charge 0.50% Class B          $102.09              --                   --        --           10.14%
         Highest contract charge 1.30% Class B (c)     $103.98              --                   --        --            3.98%
         All contract charges                               --           1,669           $  190,449      1.39%             --

                                     FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/CORE BOND INDEX (S)
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $121.12             --                  --         --            5.25%
         Highest contract charge 1.45% Class B         $111.02             --                  --         --             4.25%
         All contract charges                               --          1,128            $127,022       2.18%              --
  2009   Lowest contract charge 0.50% Class B          $115.08             --                  --         --             2.18%
         Highest contract charge 1.45% Class B         $106.50             --                  --         --             1.20%
         All contract charges                               --          1,163            $125,579       2.75%              --
  2008   Lowest contract charge 0.50% Class B          $112.63             --                  --         --            (9.40)%
         Highest contract charge 1.45% Class B         $105.24             --                  --         --           (10.26)%
         All contract charges                               --            993            $105,935       4.16%              --
  2007   Lowest contract charge 0.50% Class B          $124.31             --                  --         --             2.58%
         Highest contract charge 1.45% Class B         $117.27             --                  --         --             1.60%
         All contract charges                               --          1,164            $138,131       4.62%              --
  2006   Lowest contract charge 0.50% Class B          $121.18             --                  --         --             3.54%
         Highest contract charge 1.45% Class B         $115.42             --                  --         --             2.56%
         All contract charges                               --          1,009            $117,710       4.54%              --

EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (d)      $ 86.53             --                  --         --            11.19%
         Highest contract charge 1.45% Class B (d)     $ 83.57             --                  --         --            10.14%
         All contract charges                               --            332            $ 28,092       0.85%              --
  2009   Lowest contract charge 0.50% Class B (d)      $ 77.82             --                  --         --            32.01%
         Highest contract charge 1.45% Class B (d)     $ 75.88             --                  --         --            30.76%
         All contract charges                               --            281            $ 21,535       1.99%              --
  2008   Lowest contract charge 0.50% Class B (d)      $ 58.95             --                  --         --           (39.51)%
         Highest contract charge 1.45% Class B (d)     $ 58.03             --                  --         --           (40.09)%
         All contract charges                               --            187            $ 10,886       0.78%              --
  2007   Lowest contract charge 0.50% Class B (d)      $ 97.46             --                  --         --            (2.54)%
         Highest contract charge 1.45% Class B (d)     $ 96.87             --                  --         --            (3.13)%
         All contract charges                               --             64            $  6,154       1.15%              --
  2006   Lowest contract charge 0.50% Class B (a)      $108.48             --                  --         --             8.48%
         Highest contract charge 1.45% Class B (a)     $108.47             --                  --         --             8.47%
         All contract charges                               --              3            $    331       0.96%              --

EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $ 96.77             --                  --         --            14.09%
         Highest contract charge 1.45% Class A         $106.14             --                  --         --            13.00%
         All contract charges                               --          2,548            $703,946       1.65%              --
  2009   Lowest contract charge 0.50% Class A (b)      $ 84.82             --                  --         --            25.55%
         Highest contract charge 1.45% Class A         $ 93.93             --                  --         --            24.34%
         All contract charges                               --          2,660            $651,857       2.22%              --
  2008   Lowest contract charge 0.50% Class A (b)      $ 67.56             --                  --         --           (37.48)%
         Highest contract charge 1.45% Class A         $ 75.54             --                  --         --           (38.07)%
         All contract charges                               --          2,707            $534,905       1.87%              --
  2007   Lowest contract charge 0.50% Class A (b)      $108.06             --                  --         --             4.69%
         Highest contract charge 1.45% Class A         $121.98             --                  --         --             3.68%
         All contract charges                               --          2,858            $914,617       1.54%              --
  2006   Lowest contract charge 0.50% Class A (b)      $103.22             --                  --         --             3.22%
         Highest contract charge 1.45% Class A         $117.65             --                  --         --            13.71%
         All contract charges                               --          3,024            $934,535       1.75%              --

                                     FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/EQUITY 500 INDEX
-------------------
       Unit Value 0.50% to 1.30%*
  2010 Lowest contract charge 0.50% Class B            $ 95.91             --                  --         --            13.80%
       Highest contract charge 1.30% Class B (c)       $ 92.64             --                  --         --            12.91%
       All contract charges                                 --            909            $ 91,565       1.65%              --
  2009 Lowest contract charge 0.50% Class B            $ 84.28             --                  --         --            25.25%
       Highest contract charge 1.30% Class B (c)       $ 82.05             --                  --         --            24.24%
       All contract charges                                 --            891            $ 79,695       2.22%              --
  2008 Lowest contract charge 0.50% Class B            $ 67.29             --                  --         --           (37.64)%
       Highest contract charge 1.30% Class B (c)       $ 66.04             --                  --         --           (38.13)%
       All contract charges                                 --            852            $ 61,956       1.87%              --
  2007 Lowest contract charge 0.50% Class B            $107.91             --                  --         --             4.43%
       Highest contract charge 1.30% Class B (c)       $106.74             --                  --         --             3.60%
       All contract charges                                 --            902            $106,809       1.54%              --
  2006 Lowest contract charge 0.50% Class B            $103.33             --                  --         --            14.52%
       Highest contract charge 1.30% Class B (c)       $103.03             --                  --         --             3.03%
       All contract charges                                 --            894            $102,360       1.75%              --

EQ/EQUITY GROWTH PLUS
---------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B            $157.83             --                  --         --            14.68%
       Highest contract charge 1.45% Class B           $144.44             --                  --         --            13.59%
       All contract charges                                 --          2,551            $371,771       0.29%              --
  2009 Lowest contract charge 0.50% Class B            $137.63             --                  --         --            27.18%
       Highest contract charge 1.45% Class B           $127.16             --                  --         --            25.96%
       All contract charges                                 --          2,765            $354,268       0.90%              --
  2008 Lowest contract charge 0.50% Class B            $108.22             --                  --         --           (40.59)%
       Highest contract charge 1.45% Class B           $100.95             --                  --         --           (41.16)%
       All contract charges                                 --          2,670            $271,576       0.99%              --
  2007 Lowest contract charge 0.50% Class B            $182.16             --                  --         --            13.47%
       Highest contract charge 1.45% Class B           $171.57             --                  --         --            12.39%
       All contract charges                                 --          2,374            $411,149       0.18%              --
  2006 Lowest contract charge 0.50% Class B            $160.53             --                  --         --             8.78%
       Highest contract charge 1.45% Class B           $152.66             --                  --         --             7.74%
       All contract charges                                 --          2,089            $321,846       0.74%              --

EQ/FRANKLIN CORE BALANCED
-------------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B (a)        $103.63             --                  --         --            10.75%
       Highest contract charge 1.45% Class B (a)       $ 99.43             --                  --         --             9.68%
       All contract charges                                 --            785            $ 78,731       3.04%              --
  2009 Lowest contract charge 0.50% Class B (a)        $ 93.57             --                  --         --            29.87%
       Highest contract charge 1.45% Class B (a)       $ 90.65             --                  --         --            28.64%
       All contract charges                                 --            850            $ 77,384       5.79%              --
  2008 Lowest contract charge 0.50% Class B (a)        $ 72.05             --                  --         --           (32.14)%
       Highest contract charge 1.45% Class B (a)       $ 70.47             --                  --         --           (32.79)%
       All contract charges                                 --            845            $ 59,776       6.17%              --
  2007 Lowest contract charge 0.50% Class B (a)        $106.18             --                  --         --             1.55%
       Highest contract charge 1.45% Class B (a)       $104.85             --                  --         --             0.57%
       All contract charges                                 --            825            $ 86,650       4.64%              --
  2006 Lowest contract charge 0.50% Class B (a)        $104.56             --                  --         --             4.56%
       Highest contract charge 1.45% Class B (a)       $104.26             --                  --         --             4.26%
       All contract charges                                 --            122            $ 12,767       2.55%              --

                                     FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B (d)        $ 84.35             --                  --         --             9.84%
       Highest contract charge 1.45% Class B (d)       $ 81.46             --                  --         --             8.79%
       All contract charges                                 --            593            $ 48,725       2.10%              --
  2009 Lowest contract charge 0.50% Class B (d)        $ 76.79             --                  --         --            27.81%
       Highest contract charge 1.45% Class B (d)       $ 74.88             --                  --         --            26.59%
       All contract charges                                 --            562            $ 42,403       2.59%              --
  2008 Lowest contract charge 0.50% Class B (d)        $ 60.08             --                  --         --           (37.20)%
       Highest contract charge 1.45% Class B (d)       $ 59.15             --                  --         --           (37.80)%
       All contract charges                                 --            501            $ 29,735       4.75%              --
  2007 Lowest contract charge 0.50% Class B (d)        $ 95.67             --                  --         --            (4.33)%
       Highest contract charge 1.45% Class B (d)       $ 95.10             --                  --         --            (4.90)%
       All contract charges                                 --            292            $ 27,827       2.48%              --

EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B            $131.72             --                  --         --             9.08%
       Highest contract charge 1.45% Class B           $124.75             --                  --         --             8.04%
       All contract charges                                 --            151            $ 18,664       0.00%              --
  2009 Lowest contract charge 0.50% Class B            $120.76             --                  --         --            16.04%
       Highest contract charge 1.45% Class B           $115.47             --                  --         --            14.93%
       All contract charges                                 --            120            $ 13,875         --               --
  2008 Lowest contract charge 0.50% Class B            $104.07             --                  --         --           (14.25)%
       Highest contract charge 1.45% Class B           $100.47             --                  --         --           (15.07)%
       All contract charges                                 --            115            $ 11,611       0.51%              --
  2007 Lowest contract charge 0.50% Class B            $121.36             --                  --         --             2.90%
       Highest contract charge 1.45% Class B           $118.30             --                  --         --             1.91%
       All contract charges                                 --            108            $ 12,892       0.81%              --
  2006 Lowest contract charge 0.50% Class B            $117.94             --                  --         --            11.65%
       Highest contract charge 1.45% Class B           $116.08             --                  --         --            10.58%
       All contract charges                                 --             65            $  7,591       6.42%              --

EQ/GAMCO SMALL COMPANY VALUE
----------------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B            $194.05             --                  --         --            31.98%
       Highest contract charge 1.45% Class B           $182.80             --                  --         --            30.72%
       All contract charges                                 --          1,887            $341,922       0.39%              --
  2009 Lowest contract charge 0.50% Class B            $147.03             --                  --         --            40.75%
       Highest contract charge 1.45% Class B           $139.84             --                  --         --            39.39%
       All contract charges                                 --          1,474            $205,125       0.47%              --
  2008 Lowest contract charge 0.50% Class B            $104.46             --                  --         --           (31.01)%
       Highest contract charge 1.45% Class B           $100.32             --                  --         --           (31.66)%
       All contract charges                                 --          1,113            $111,588       0.62%              --
  2007 Lowest contract charge 0.50% Class B            $151.41             --                  --         --             8.75%
       Highest contract charge 1.45% Class B           $146.80             --                  --         --             7.70%
       All contract charges                                 --            866            $127,593       0.52%              --
  2006 Lowest contract charge 0.50% Class B            $139.23             --                  --         --            18.24%
       Highest contract charge 1.45% Class B           $136.30             --                  --         --            17.12%
       All contract charges                                 --            484            $ 66,227       1.54%              --

                                     FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.50% to 1.45%
  2010   Lowest contract charge 0.50% Class B          $124.32             --                  --          --            5.78%
         Highest contract charge 1.45% Class B         $118.22             --                  --          --            4.76%
         All contract charges                               --            613            $ 73,535        2.99%             --
  2009   Lowest contract charge 0.50% Class B          $117.53             --                  --          --            1.46%
         Highest contract charge 1.45% Class B         $112.85             --                  --          --            0.49%
         All contract charges                               --            507            $ 57,768        0.80%             --
  2008   Lowest contract charge 0.50% Class B          $115.84             --                  --          --            5.94%
         Highest contract charge 1.45% Class B         $112.30             --                  --          --            4.94%
         All contract charges                               --            483            $ 54,607       19.47%             --
  2007   Lowest contract charge 0.50% Class B          $109.34             --                  --          --            8.76%
         Highest contract charge 1.45% Class B         $107.01             --                  --          --            7.72%
         All contract charges                               --            213            $ 22,866        3.57%             --
  2006   Lowest contract charge 0.50% Class B          $100.53             --                  --          --            2.90%
         Highest contract charge 1.45% Class B         $ 99.34             --                  --          --            1.92%
         All contract charges                               --             77            $  7,685        0.47%             --

EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.50% to 2.75%*
  2010   Lowest contract charge 0.50% Class B          $241.20             --                  --          --           10.90%
         Highest contract charge 1.45% Class B         $254.37             --                  --          --            9.84%
         All contract charges                               --          2,335            $448,383        1.13%             --
  2009   Lowest contract charge 0.50% Class B          $217.50             --                  --          --           49.31%
         Highest contract charge 1.45% Class B         $231.58             --                  --          --           47.89%
         All contract charges                               --          2,370            $413,743        1.34%             --
  2008   Lowest contract charge 0.50% Class B          $145.67             --                  --          --          (57.56)%
         Highest contract charge 1.45% Class B         $156.59             --                  --          --          (57.97)%
         All contract charges                               --          2,129            $253,220        0.14%             --
  2007   Lowest contract charge 0.50% Class B          $343.25             --                  --          --           41.30%
         Highest contract charge 1.45% Class B         $372.58             --                  --          --           39.95%
         All contract charges                               --          2,232            $634,802          --              --
  2006   Lowest contract charge 0.50% Class B          $242.92             --                  --          --           36.37%
         Highest contract charge 1.45% Class B         $266.22             --                  --          --           35.07%
         All contract charges                               --          2,029            $410,513        0.43%             --

EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $112.11             --                  --          --            3.96%
         Highest contract charge 1.45% Class A         $139.56             --                  --          --            2.96%
         All contract charges                               --            441            $ 74,135        1.34%             --
  2009   Lowest contract charge 0.50% Class A (b)      $107.84             --                  --          --           (2.52)%
         Highest contract charge 1.45% Class A         $135.54             --                  --          --           (3.45)%
         All contract charges                               --            480            $ 78,061        1.17%             --
  2008   Lowest contract charge 0.50% Class A (b)      $110.63             --                  --          --            3.33%
         Highest contract charge 1.45% Class A         $140.38             --                  --          --            2.35%
         All contract charges                               --            531            $ 89,495        3.33%             --
  2007   Lowest contract charge 0.50% Class A (b)      $107.06             --                  --          --            6.59%
         Highest contract charge 1.45% Class A         $137.16             --                  --          --            5.57%
         All contract charges                               --            554            $ 90,855        4.50%             --
  2006   Lowest contract charge 0.50% Class A (b)      $100.44             --                  --          --            0.44%
         Highest contract charge 1.45% Class A         $129.92             --                  --          --            1.89%
         All contract charges                               --            586            $ 91,303        4.00%             --

                                     FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $141.57             --                  --         --             3.70%
         Highest contract charge 1.30% Class B (c)     $107.32             --                  --         --             2.87%
         All contract charges                               --            177            $ 23,904       1.34%              --
  2009   Lowest contract charge 0.50% Class B          $136.52             --                  --         --            (2.76)%
         Highest contract charge 1.30% Class B (c)     $104.32             --                  --         --            (3.52)%
         All contract charges                               --            189            $ 25,089       1.17%              --
  2008   Lowest contract charge 0.50% Class B          $140.40             --                  --         --             3.08%
         Highest contract charge 1.30% Class B (c)     $108.13             --                  --         --             2.26%
         All contract charges                               --            220            $ 30,638       3.33%              --
  2007   Lowest contract charge 0.50% Class B          $136.21             --                  --         --             6.32%
         Highest contract charge 1.30% Class B (c)     $105.74             --                  --         --             5.48%
         All contract charges                               --            225            $ 30,902       4.50%              --
  2006   Lowest contract charge 0.50% Class B          $128.11             --                  --         --             2.61%
         Highest contract charge 1.30% Class B (c)     $100.25             --                  --         --             0.25%
         All contract charges                               --            254            $ 32,922       4.00%              --

EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $117.07             --                  --         --             8.68%
         Highest contract charge 1.45% Class B         $147.29             --                  --         --             7.64%
         All contract charges                               --          1,247            $148,586       1.90%              --
  2009   Lowest contract charge 0.50% Class B          $107.72             --                  --         --            34.65%
         Highest contract charge 1.45% Class B         $136.84             --                  --         --            33.37%
         All contract charges                               --          1,120            $124,727       3.37%              --
  2008   Lowest contract charge 0.50% Class B          $ 80.00             --                  --         --           (45.13)%
         Highest contract charge 1.45% Class B         $102.60             --                  --         --           (45.66)%
         All contract charges                               --            889            $ 75,314       1.61%              --
  2007   Lowest contract charge 0.50% Class B          $145.80             --                  --         --            14.65%
         Highest contract charge 1.45% Class B         $188.80             --                  --         --            13.54%
         All contract charges                               --            748            $117,043       0.41%              --
  2006   Lowest contract charge 0.50% Class B          $127.17             --                  --         --            18.65%
         Highest contract charge 1.45% Class B         $166.28             --                  --         --            17.52%
         All contract charges                               --            714            $ 98,514       1.40%              --

EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $155.13             --                  --         --            14.37%
         Highest contract charge 1.45% Class B         $146.92             --                  --         --            14.87%
         All contract charges                               --            448            $ 65,388       0.99%              --
  2009   Lowest contract charge 0.50% Class B          $135.64             --                  --         --            36.55%
         Highest contract charge 1.45% Class B         $127.90             --                  --         --            35.26%
         All contract charges                               --            353            $ 45,543       1.34%              --
  2008   Lowest contract charge 0.50% Class B          $ 99.33             --                  --         --           (40.58)%
         Highest contract charge 1.45% Class B         $ 95.89             --                  --         --           (41.15)%
         All contract charges                               --            269            $ 25,877       0.98%              --
  2007   Lowest contract charge 0.50% Class B          $167.16             --                  --         --            15.63%
         Highest contract charge 1.45% Class B         $162.94             --                  --         --            14.51%
         All contract charges                               --            227            $ 37,401       0.70%              --
  2006   Lowest contract charge 0.50% Class B          $144.57             --                  --         --            25.01%
         Highest contract charge 1.45% Class B         $142.29             --                  --         --            23.82%
         All contract charges                               --             88            $ 12,581       1.19%              --

                                     FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $116.66             --                  --         --            11.76%
         Highest contract charge 1.45% Class B         $104.20             --                  --         --            10.70%
         All contract charges                               --            384            $ 49,132       1.33%              --
  2009   Lowest contract charge 0.50% Class B          $104.38             --                  --         --            31.64%
         Highest contract charge 1.45% Class B         $ 94.13             --                  --         --            30.39%
         All contract charges                               --            376            $ 43,960       1.50%              --
  2008   Lowest contract charge 0.50% Class B          $ 79.29             --                  --         --           (40.07)%
         Highest contract charge 1.45% Class B         $ 72.19             --                  --         --           (40.65)%
         All contract charges                               --            380            $ 34,198       1.82%              --
  2007   Lowest contract charge 0.50% Class B          $132.31             --                  --         --            (1.71)%
         Highest contract charge 1.45% Class B         $121.64             --                  --         --            (2.65)%
         All contract charges                               --            431            $ 64,820       1.36%              --
  2006   Lowest contract charge 0.50% Class B          $134.61             --                  --         --            19.78%
         Highest contract charge 1.45% Class B         $124.95             --                  --         --            18.64%
         All contract charges                               --            445            $ 68,748       4.40%              --

EQ/LARGE CAP CORE PLUS
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $ 95.11             --                  --         --            13.61%
         Highest contract charge 1.45% Class B         $ 90.62             --                  --         --            12.53%
         All contract charges                               --            173            $ 16,084       1.05%              --
  2009   Lowest contract charge 0.50% Class B          $ 83.72             --                  --         --            25.88%
         Highest contract charge 1.45% Class B         $ 80.53             --                  --         --            24.68%
         All contract charges                               --            163            $ 13,328       4.70%              --
  2008   Lowest contract charge 0.50% Class B          $ 66.51             --                  --         --           (37.71)%
         Highest contract charge 1.45% Class B         $ 64.59             --                  --         --           (38.32)%
         All contract charges                               --            150            $  9,852       0.37%              --
  2007   Lowest contract charge 0.50% Class B          $106.78             --                  --         --             3.37%
         Highest contract charge 1.45% Class B         $104.71             --                  --         --             2.37%
         All contract charges                               --            146            $ 15,557       1.23%              --
  2006   Lowest contract charge 0.50% Class B          $103.30             --                  --         --            12.38%
         Highest contract charge 1.45% Class B         $102.29             --                  --         --            11.31%
         All contract charges                               --            158            $ 16,368       0.83%              --

EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $ 74.39             --                  --         --            15.37%
         Highest contract charge 1.45% Class B         $ 74.09             --                  --         --            14.27%
         All contract charges                               --          1,628            $123,033       0.96%              --
  2009   Lowest contract charge 0.50% Class B          $ 64.48             --                  --         --            35.52%
         Highest contract charge 1.45% Class B         $ 64.84             --                  --         --            34.24%
         All contract charges                               --          1,755            $115,833       2.19%              --
  2008   Lowest contract charge 0.50% Class B          $ 47.58             --                  --         --           (36.59)%
         Highest contract charge 1.45% Class B         $ 48.30             --                  --         --           (37.20)%
         All contract charges                               --          1,741            $ 85,377       0.14%              --
  2007   Lowest contract charge 0.50% Class B          $ 75.03             --                  --         --            13.41%
         Highest contract charge 1.45% Class B         $ 76.91             --                  --         --            12.33%
         All contract charges                               --          1,870            $145,854       0.00%              --
  2006   Lowest contract charge 0.50% Class B          $ 66.16             --                  --         --            (1.04)%
         Highest contract charge 1.45% Class B         $ 68.47             --                  --         --            (1.98)%
         All contract charges                               --          2,111            $146,204         --               --

                                     FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B         $ 65.22              --                    --        --           13.88%
         Highest contract charge 1.45% Class B        $ 99.94              --                    --        --           12.80%
         All contract charges                              --           1,626            $  240,110      0.37%             --
  2009   Lowest contract charge 0.50% Class B         $ 57.27              --                    --        --           34.18%
         Highest contract charge 1.45% Class B        $ 88.60              --                    --        --           32.89%
         All contract charges                              --           1,746            $  229,113      1.30%             --
  2008   Lowest contract charge 0.50% Class B         $ 42.68              --                    --        --          (38.55)%
         Highest contract charge 1.45% Class B        $ 66.67              --                    --        --          (39.13)%
         All contract charges                              --           1,840            $  181,508      0.11%             --
  2007   Lowest contract charge 0.50% Class B         $ 69.45              --                    --        --           15.04%
         Highest contract charge 1.45% Class B        $109.53              --                    --        --           13.94%
         All contract charges                              --           1,998            $  323,002      0.34%             --
  2006   Lowest contract charge 0.50% Class B         $ 60.37              --                    --        --            7.24%
         Highest contract charge 1.45% Class B        $ 96.13              --                    --        --            6.22%
         All contract charges                              --           2,215            $  314,252        --              --

EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.50% to 1.45%
  2010   Lowest contract charge 0.50% Class B         $ 61.79              --                    --        --           14.04%
         Highest contract charge 1.45% Class B        $ 58.76              --                    --        --           12.97%
         All contract charges                              --             276            $   16,209      1.51%             --
  2009   Lowest contract charge 0.50% Class B         $ 54.18              --                    --        --           18.56%
         Highest contract charge 1.45% Class B        $ 52.01              --                    --        --           17.40%
         All contract charges                              --             268            $   14,005     10.00%             --
  2008   Lowest contract charge 0.50% Class B         $ 45.70              --                    --        --          (56.92)%
         Highest contract charge 1.45% Class B        $ 44.30              --                    --        --          (57.33)%
         All contract charges                              --             198            $    8,765      1.43%             --
  2007   Lowest contract charge 0.50% Class B         $106.08              --                    --        --           (6.41)%
         Highest contract charge 1.45% Class B        $103.83              --                    --        --           (7.29)%
         All contract charges                              --             201            $   20,937      0.00%             --
  2006   Lowest contract charge 0.50% Class B         $113.34              --                    --        --            6.30%
         Highest contract charge 1.45% Class B        $112.00              --                    --        --            5.29%
         All contract charges                              --             168            $   18,866      0.05%             --

EQ/LARGE CAP VALUE PLUS
-----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (i)     $118.77              --                    --        --           12.34%
         Highest contract charge 1.45% Class A (i)    $105.70              --                    --        --           11.26%
         All contract charges                              --           7,115            $  712,720      1.35%             --
  2009   Lowest contract charge 0.50% Class A (i)     $105.72              --                    --        --           20.01%
         Highest contract charge 1.45% Class A (i)    $ 95.00              --                    --        --           18.87%
         All contract charges                              --           7,826            $  703,519      2.43%             --
  2008   Lowest contract charge 0.50% Class A (i)     $ 88.09              --                    --        --          (43.29)%
         Highest contract charge 1.45% Class A (i)    $ 79.92              --                    --        --          (43.83)%
         All contract charges                              --           8,288            $  607,794      3.00%             --
  2007   Lowest contract charge 0.50% Class A (i)     $155.34              --                    --        --           (5.17)%
         Highest contract charge 1.45% Class A (i)    $142.29              --                    --        --           (5.52)%
         All contract charges                              --           9,387            $1,261,004      2.66%             --

                                     FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/LARGE CAP VALUE PLUS (H)
---------------------------

         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $117.56             --                  --         --            12.12%
         Highest contract charge 1.30% Class B         $ 72.56             --                  --         --            11.24%
         All contract charges                               --            994            $101,850       1.35%              --
  2009   Lowest contract charge 0.50% Class B          $104.86             --                  --         --            19.84%
         Highest contract charge 1.30% Class B         $ 65.23             --                  --         --            18.88%
         All contract charges                               --          1,154            $106,366       2.43%              --
  2008   Lowest contract charge 0.50% Class B          $ 87.50             --                  --         --           (43.61)%
         Highest contract charge 1.30% Class B         $ 54.87             --                  --         --           (44.06)%
         All contract charges                               --          1,368            $124,290       3.00%              --
  2007   Lowest contract charge 0.50% Class B          $155.18             --                  --         --            (5.03)%
         Highest contract charge 1.30% Class B         $ 98.09             --                  --         --            (5.79)%
         All contract charges                               --          1,726            $239,219       2.66%              --
  2006   Lowest contract charge 0.50% Class B          $163.40             --                  --         --            20.78%
         Highest contract charge 1.45% Class B         $151.12             --                  --         --            19.63%
         All contract charges                               --          3,483            $500,340       1.68%              --

EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------

         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $110.97             --                  --         --            16.89%
         Highest contract charge 1.45% Class B         $105.09             --                  --         --            15.78%
         All contract charges                               --            188            $ 19,871       0.50%              --
  2009   Lowest contract charge 0.50% Class B          $ 94.93             --                  --         --            17.52%
         Highest contract charge 1.45% Class B         $ 90.77             --                  --         --            16.40%
         All contract charges                               --            157            $ 14,310       0.75%              --
  2008   Lowest contract charge 0.50% Class B          $ 80.78             --                  --         --           (36.88)%
         Highest contract charge 1.45% Class B         $ 77.98             --                  --         --           (37.49)%
         All contract charges                               --            135            $ 10,625       1.57%              --
  2007   Lowest contract charge 0.50% Class B          $127.98             --                  --         --             2.95%
         Highest contract charge 1.45% Class B         $124.75             --                  --         --             1.97%
         All contract charges                               --            130            $ 16,386       1.18%              --
  2006   Lowest contract charge 0.50% Class B          $124.31             --                  --         --            16.63%
         Highest contract charge 1.45% Class B         $122.34             --                  --         --            15.51%
         All contract charges                               --             95            $ 11,695       1.50%              --

EQ/LORD ABBETT LARGE CAP CORE
-----------------------------

         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $127.57             --                  --         --            13.40%
         Highest contract charge 1.45% Class B         $120.82             --                  --         --            12.32%
         All contract charges                               --            340            $ 40,755       0.44%              --
  2009   Lowest contract charge 0.50% Class B          $112.50             --                  --         --            24.89%
         Highest contract charge 1.45% Class B         $107.57             --                  --         --            23.70%
         All contract charges                               --            227            $ 24,207       0.81%              --
  2008   Lowest contract charge 0.50% Class B          $ 90.08             --                  --         --           (31.32)%
         Highest contract charge 1.45% Class B         $ 86.96             --                  --         --           (31.98)%
         All contract charges                               --            104            $  9,067       1.30%              --
  2007   Lowest contract charge 0.50% Class B          $131.15             --                  --         --            10.12%
         Highest contract charge 1.45% Class B         $127.84             --                  --         --             9.07%
         All contract charges                               --             54            $  7,108       0.82%              --
  2006   Lowest contract charge 0.50% Class B          $119.10             --                  --         --            12.13%
         Highest contract charge 1.45% Class B         $117.21             --                  --         --            11.06%
         All contract charges                               --             35            $  4,131       1.24%              --

                                     FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/MID CAP INDEX
----------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $127.87             --                  --         --            25.12%
         Highest contract charge 1.45% Class B         $113.13             --                  --         --            23.93%
         All contract charges                               --          2,915            $331,992       0.76%              --
  2009   Lowest contract charge 0.50% Class B          $102.20             --                  --         --            35.58%
         Highest contract charge 1.45% Class B         $ 91.29             --                  --         --            34.29%
         All contract charges                               --          2,983            $274,329       1.14%              --
  2008   Lowest contract charge 0.50% Class B          $ 75.38             --                  --         --           (49.53)%
         Highest contract charge 1.45% Class B         $ 67.98             --                  --         --           (50.02)%
         All contract charges                               --          2,796            $192,207       0.92%              --
  2007   Lowest contract charge 0.50% Class B          $149.37             --                  --         --             7.48%
         Highest contract charge 1.45% Class B         $136.02             --                  --         --             6.46%
         All contract charges                               --          2,644            $364,141         --               --
  2006   Lowest contract charge 0.50% Class B          $138.97             --                  --         --            10.97%
         Highest contract charge 1.45% Class B         $127.77             --                  --         --             9.91%
         All contract charges                               --          2,461            $318,026       3.32%              --

EQ/MID CAP VALUE PLUS (J)(K)(L)
-------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $178.03             --                  --         --            21.85%
         Highest contract charge 1.45% Class B         $128.33             --                  --         --            20.69%
         All contract charges                               --          3,090            $493,736       1.01%              --
  2009   Lowest contract charge 0.50% Class B          $146.11             --                  --         --            35.17%
         Highest contract charge 1.45% Class B         $106.33             --                  --         --            33.88%
         All contract charges                               --          3,356            $444,470       1.36%              --
  2008   Lowest contract charge 0.50% Class B          $108.09             --                  --         --           (39.87)%
         Highest contract charge 1.45% Class B         $ 79.42             --                  --         --           (40.45)%
         All contract charges                               --          2,463            $244,404       1.43%              --
  2007   Lowest contract charge 0.50% Class B          $179.75             --                  --         --            (2.09)%
         Highest contract charge 1.45% Class B         $133.36             --                  --         --            (3.03)%
         All contract charges                               --          2,763            $458,308       1.01%              --
  2006   Lowest contract charge 0.50% Class B          $183.59             --                  --         --            11.92%
         Highest contract charge 1.45% Class B         $137.53             --                  --         --            10.86%
         All contract charges                               --          2,889            $493,560       0.31%              --

EQ/MONEY MARKET +
-----------------
         Unit Value 0.50% to 1.49%*
  2010   Lowest contract charge 0.50% Class A (b)      $106.54             --                  --         --            (0.40)%
         Highest contract charge 1.49% Class A         $ 36.15             --                  --         --            (0.85)%
         All contract charges                               --          1,522            $ 75,400       0.06%              --
  2009   Lowest contract charge 0.50% Class A (b)      $106.97             --                  --         --            (0.21)%
         Highest contract charge 1.49% Class A         $ 36.46             --                  --         --            (1.43)%
         All contract charges                               --          1,888            $ 95,425       0.17%              --
  2008   Lowest contract charge 0.50% Class A (b)      $107.20             --                  --         --             1.85%
         Highest contract charge 1.49% Class A         $ 36.99             --                  --         --             1.04%
         All contract charges                               --          2,804            $139,434       2.82%              --
  2007   Lowest contract charge 0.50% Class A (b)      $105.25             --                  --         --             4.46%
         Highest contract charge 1.49% Class A         $ 36.61             --                  --         --             3.62%
         All contract charges                               --          3,066            $147,228       4.79%              --
  2006   Lowest contract charge 0.50% Class A (b)      $100.76             --                  --         --             0.76%
         Highest contract charge 1.49% Class A         $ 35.33             --                  --         --             3.35%
         All contract charges                               --          2,357            $111,741       4.59%              --

                                     FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/MONEY MARKET
---------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $117.46            --                   --         --            (0.49)%
         Highest contract charge 1.30% Class B (c)     $102.12            --                   --         --            (1.28)%
         All contract charges                               --           328             $ 37,487       0.06%              --
  2009   Lowest contract charge 0.50% Class B          $118.04            --                   --         --            (0.51)%
         Highest contract charge 1.30% Class B (c)     $103.45            --                   --         --            (1.29)%
         All contract charges                               --           380             $ 44,026       0.17%              --
  2008   Lowest contract charge 0.50% Class B          $118.64            --                   --         --             1.60%
         Highest contract charge 1.30% Class B (c)     $104.80            --                   --         --             0.80%
         All contract charges                               --           466             $ 55,344       2.82%              --
  2007   Lowest contract charge 0.50% Class B          $116.77            --                   --         --             4.18%
         Highest contract charge 1.30% Class B (c)     $103.97            --                   --         --             3.35%
         All contract charges                               --           368             $ 44,041       4.79%              --
  2006   Lowest contract charge 0.50% Class B          $112.08            --                   --         --             3.96%
         Highest contract charge 1.30% Class B (c)     $100.60            --                   --         --             0.60%
         All contract charges                               --           293             $ 33,856       4.59%              --

EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $131.79            --                   --         --             7.68%
         Highest contract charge 1.45% Class B         $124.15            --                   --         --             6.65%
         All contract charges                               --           325             $ 40,465       0.61%              --
  2009   Lowest contract charge 0.50% Class B          $122.39            --                   --         --            29.09%
         Highest contract charge 1.45% Class B         $116.41            --                   --         --            27.85%
         All contract charges                               --           287             $ 33,366       0.44%              --
  2008   Lowest contract charge 0.50% Class B          $ 94.81            --                   --         --           (33.23)%
         Highest contract charge 1.45% Class B         $ 91.05            --                   --         --           (33.86)%
         All contract charges                               --           216             $ 19,750       0.25%              --
  2007   Lowest contract charge 0.50% Class B          $141.99            --                   --         --            20.21%
         Highest contract charge 1.45% Class B         $137.67            --                   --         --            19.06%
         All contract charges                               --           106             $ 14,637       0.46%              --
  2006   Lowest contract charge 0.50% Class B          $118.12            --                   --         --             7.41%
         Highest contract charge 1.45% Class B         $115.63            --                   --         --             6.39%
         All contract charges                               --            32             $  3,686       0.21%              --

EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $177.66            --                   --         --            31.64%
         Highest contract charge 1.45% Class B         $168.26            --                   --         --            30.38%
         All contract charges                               --           997             $166,171       0.12%              --
  2009   Lowest contract charge 0.50% Class B          $134.96            --                   --         --            56.28%
         Highest contract charge 1.45% Class B         $129.05            --                   --         --            54.79%
         All contract charges                               --           662             $ 84,822       0.00%              --
  2008   Lowest contract charge 0.50% Class B          $ 86.36            --                   --         --           (47.59)%
         Highest contract charge 1.45% Class B         $ 83.37            --                   --         --           (48.09)%
         All contract charges                               --           384             $ 32,050       0.00%              --
  2007   Lowest contract charge 0.50% Class B          $164.77            --                   --         --            21.80%
         Highest contract charge 1.45% Class B         $160.61            --                   --         --            20.63%
         All contract charges                               --           286             $ 45,962       0.34%              --
  2006   Lowest contract charge 0.50% Class B          $135.28            --                   --         --             8.71%
         Highest contract charge 1.45% Class B         $133.14            --                   --         --             7.68%
         All contract charges                               --           116             $ 15,516       0.47%              --

                                     FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 92.75             --                  --         --             11.37%
         Highest contract charge 1.45% Class B (a)     $ 88.99             --                  --         --             10.31%
         All contract charges                               --            342            $ 30,620       1.86%               --
  2009   Lowest contract charge 0.50% Class B (a)      $ 83.28             --                  --         --             24.50%
         Highest contract charge 1.45% Class B (a)     $ 80.67             --                  --         --             23.31%
         All contract charges                               --            364            $ 29,448       0.19%               --
  2008   Lowest contract charge 0.50% Class B (a)      $ 66.89             --                  --         --            (38.41)%
         Highest contract charge 1.45% Class B (a)     $ 65.42             --                  --         --            (39.00)%
         All contract charges                               --            351            $ 23,077       3.77%               --
  2007   Lowest contract charge 0.50% Class B (a)      $108.61             --                  --         --              1.15%
         Highest contract charge 1.45% Class B (a)     $107.25             --                  --         --              0.17%
         All contract charges                               --            337            $ 36,145       0.00%               --
  2006   Lowest contract charge 0.50% Class B (a)      $107.38             --                  --         --              7.38%
         Highest contract charge 1.45% Class B (a)     $107.07             --                  --         --              7.07%
         All contract charges                               --             44            $  4,705       0.43%               --

EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $109.04             --                  --         --             14.61%
         Highest contract charge 1.45% Class B (a)     $104.61             --                  --         --             13.51%
         All contract charges                               --            356            $ 37,232       0.66%               --
  2009   Lowest contract charge 0.50% Class B (a)      $ 95.14             --                  --         --             37.92%
         Highest contract charge 1.45% Class B (a)     $ 92.16             --                  --         --             36.61%
         All contract charges                               --            242            $ 22,289       0.70%               --
  2008   Lowest contract charge 0.50% Class B (a)      $ 68.98             --                  --         --            (41.04)%
         Highest contract charge 1.45% Class B (a)     $ 67.46             --                  --         --            (41.61)%
         All contract charges                               --            160            $ 10,889       1.37%               --
  2007   Lowest contract charge 0.50% Class B (a)      $116.99             --                  --         --              5.18%
         Highest contract charge 1.45% Class B (a)     $115.53             --                  --         --              4.17%
         All contract charges                               --            114            $ 13,151       0.37%               --
  2006   Lowest contract charge 0.50% Class B (a)      $111.23             --                  --         --             11.23%
         Highest contract charge 1.45% Class B (a)     $110.91             --                  --         --             10.91%
         All contract charges                               --             21            $  2,340       0.05%               --

EQ/PIMCO ULTRA SHORT BOND (M)(N)
--------------------------------
         Unit Value 1.10% to 1.25%*
  2010   Lowest contract charge 1.10% Class A (v)      $100.28             --                  --         --             (0.02)%
         Highest contract charge 1.25% Class A (v)     $100.08             --                  --         --             (0.17)%
         All contract charges                               --              2            $    168       0.33%               --
  2009   Lowest contract charge 1.10% Class A (v)      $100.30             --                  --         --              0.30%
         Highest contract charge 1.25% Class A (v)     $100.25             --                  --         --              0.25%
         All contract charges                               --              2            $    171       1.17%               --

EQ/PIMCO ULTRA SHORT BOND (M)(N)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $113.96             --                  --         --              0.34%
         Highest contract charge 1.45% Class B         $107.93             --                  --         --             (0.62)%
         All contract charges                               --          1,333            $145,853       0.33%               --
  2009   Lowest contract charge 0.50% Class B          $113.57             --                  --         --              7.47%
         Highest contract charge 1.45% Class B         $108.60             --                  --         --              6.44%
         All contract charges                               --          1,345            $147,582       1.17%               --

                                     FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/PIMCO ULTRA SHORT BOND (M)(N) (CONTINUED)
--------------------------------------------
  2008   Lowest contract charge 0.50% Class B          $105.68             --                  --          --          (4.53)%
         Highest contract charge 1.45% Class B         $102.03             --                  --          --          (5.44)%
         All contract charges                               --            975            $100,324        3.21%            --
  2007   Lowest contract charge 0.50% Class B          $110.69             --                  --          --          10.91%
         Highest contract charge 1.45% Class B         $107.90             --                  --          --           9.86%
         All contract charges                               --            448            $ 48,682        3.10%            --
  2006   Lowest contract charge 0.50% Class B          $ 99.80             --                  --          --          (0.11)%
         Highest contract charge 1.45% Class B         $ 98.22             --                  --          --          (1.06)%
         All contract charges                               --            303            $ 29,905        4.95%            --

EQ/QUALITY BOND PLUS (R)
------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $109.76             --                  --          --           5.93%
         Highest contract charge 1.45% Class A         $141.77             --                  --          --           4.93%
         All contract charges                               --            663            $119,757       10.69%            --
  2009   Lowest contract charge 0.50% Class A (b)      $103.61             --                  --          --           5.75%
         Highest contract charge 1.45% Class A         $135.11             --                  --          --           4.74%
         All contract charges                               --            714            $122,518        3.62%            --
  2008   Lowest contract charge 0.50% Class A (b)      $ 97.98             --                  --          --          (6.79)%
         Highest contract charge 1.45% Class A         $129.00             --                  --          --          (7.69)%
         All contract charges                               --            603            $ 98,734        5.15%            --
  2007   Lowest contract charge 0.50% Class A (b)      $105.12             --                  --          --           4.28%
         Highest contract charge 1.45% Class A         $139.74             --                  --          --           3.27%
         All contract charges                               --            691            $122,544        5.12%            --
  2006   Lowest contract charge 0.50% Class A (b)      $100.81             --                  --          --          (0.81)%
         Highest contract charge 1.45% Class A         $135.31             --                  --          --           2.58%
         All contract charges                               --            694            $119,214        4.01%            --

EQ/QUALITY BOND PLUS (R)
------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $144.85             --                  --          --           5.71%
         Highest contract charge 1.30% Class B (c)     $105.17             --                  --          --           4.88%
         All contract charges                               --            257            $ 35,267       10.69%            --
  2009   Lowest contract charge 0.50% Class B          $137.03             --                  --          --           5.54%
         Highest contract charge 1.30% Class B (c)     $100.28             --                  --          --           4.70%
         All contract charges                               --            266            $ 35,438        3.62%            --
  2008   Lowest contract charge 0.50% Class B          $129.84             --                  --          --          (7.02)%
         Highest contract charge 1.30% Class B (c)     $ 95.78             --                  --          --          (7.74)%
         All contract charges                               --            195            $ 25,267        5.15%            --
  2007   Lowest contract charge 0.50% Class B          $139.64             --                  --          --           4.01%
         Highest contract charge 1.30% Class B (c)     $103.82             --                  --          --           3.18%
         All contract charges                               --            241            $ 33,892        5.12%            --
  2006   Lowest contract charge 0.50% Class B          $134.25             --                  --          --           3.30%
         Highest contract charge 1.30% Class B (c)     $100.62             --                  --          --           0.62%
         All contract charges                               --            246            $ 33,382        4.01%            --

EQ/SMALL COMPANY INDEX (Q)
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $170.86             --                  --          --          25.19%
         Highest contract charge 1.45% Class B         $156.61             --                  --          --          24.00%
         All contract charges                               --          1,249            $194,601        0.97%            --

                                     FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/SMALL COMPANY INDEX (Q) (CONTINUED)
--------------------------------------
  2009   Lowest contract charge 0.50% Class B          $136.48             --                  --         --             25.50%
         Highest contract charge 1.45% Class B         $126.30             --                  --         --             24.30%
         All contract charges                               --          1,263            $158,989       0.00%               --
  2008   Lowest contract charge 0.50% Class B          $108.75             --                  --         --            (34.46)%
         Highest contract charge 1.45% Class B         $101.61             --                  --         --            (35.09)%
         All contract charges                               --          1,079            $110,179       0.86%               --
  2007   Lowest contract charge 0.50% Class B          $165.93             --                  --         --             (2.33)%
         Highest contract charge 1.45% Class B         $156.54             --                  --         --             (3.26)%
         All contract charges                               --          1,028            $162,622       1.40%               --
  2006   Lowest contract charge 0.50% Class B          $169.88             --                  --         --             17.12%
         Highest contract charge 1.45% Class B         $161.81             --                  --         --             16.01%
         All contract charges                               --            903            $147,411       1.37%               --

EQ/T. ROWE PRICE GROWTH STOCK (F)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $111.04             --                  --         --             15.81%
         Highest contract charge 1.45% Class B         $104.60             --                  --         --             14.71%
         All contract charges                               --          1,301            $136,780       0.00%               --
  2009   Lowest contract charge 0.50% Class B          $ 95.88             --                  --         --             41.92%
         Highest contract charge 1.45% Class B         $ 91.19             --                  --         --             40.57%
         All contract charges                               --          1,059            $ 96,907       0.00%               --
  2008   Lowest contract charge 0.50% Class B          $ 67.56             --                  --         --            (42.49)%
         Highest contract charge 1.45% Class B         $ 64.87             --                  --         --            (43.05)%
         All contract charges                               --            804            $ 52,446       0.00%               --
  2007   Lowest contract charge 0.50% Class B          $117.48             --                  --         --              6.69%
         Highest contract charge 1.45% Class B         $113.91             --                  --         --              5.67%
         All contract charges                               --            750            $ 86,072       0.14%               --
  2006   Lowest contract charge 0.50% Class B          $110.11             --                  --         --             (4.49)%
         Highest contract charge 1.45% Class B         $107.80             --                  --         --             (5.40)%
         All contract charges                               --             80            $  8,636         --                --

EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 89.69             --                  --         --              7.45%
         Highest contract charge 1.45% Class B (a)     $ 86.05             --                  --         --              6.42%
         All contract charges                               --            363            $ 31,436       1.51%               --
  2009   Lowest contract charge 0.50% Class B (a)      $ 83.47             --                  --         --             29.39%
         Highest contract charge 1.45% Class B (a)     $ 80.86             --                  --         --             28.15%
         All contract charges                               --            345            $ 27,972       1.63%               --
  2008   Lowest contract charge 0.50% Class B (a)      $ 64.51             --                  --         --            (41.12)%
         Highest contract charge 1.45% Class B (a)     $ 63.10             --                  --         --            (41.68)%
         All contract charges                               --            291            $ 18,450       1.69%               --
  2007   Lowest contract charge 0.50% Class B (a)      $109.56             --                  --         --              1.58%
         Highest contract charge 1.45% Class B (a)     $108.19             --                  --         --              0.60%
         All contract charges                               --            276            $ 29,896       0.67%               --
  2006   Lowest contract charge 0.50% Class B (a)      $107.86             --                  --         --              7.86%
         Highest contract charge 1.45% Class B (a)     $107.54             --                  --         --              7.54%
         All contract charges                               --             45            $  4,856       0.45%               --

                                     FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/UBS GROWTH & INCOME
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $120.05           --                   --          --            12.50%
         Highest contract charge 1.45% Class B         $113.09           --                   --          --            11.43%
         All contract charges                               --          206              $22,949        0.73%              --
  2009   Lowest contract charge 0.50% Class B          $106.71           --                   --          --            31.77%
         Highest contract charge 1.45% Class B         $101.49           --                   --          --            30.52%
         All contract charges                               --          207              $20,745        0.00%              --
  2008   Lowest contract charge 0.50% Class B          $ 80.98           --                   --          --           (40.33)%
         Highest contract charge 1.45% Class B         $ 77.76           --                   --          --           (40.90)%
         All contract charges                               --          195              $15,016        1.19%              --
  2007   Lowest contract charge 0.50% Class B          $135.71           --                   --          --             0.66%
         Highest contract charge 1.45% Class B         $131.58           --                   --          --            (0.30)%
         All contract charges                               --          204              $27,120        0.92%              --
  2006   Lowest contract charge 0.50% Class B          $134.82           --                   --          --            13.58%
         Highest contract charge 1.45% Class B         $131.98           --                   --          --            12.50%
         All contract charges                               --          148              $19,665        0.98%              --

EQ/VAN KAMPEN COMSTOCK
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $107.82           --                   --          --            14.64%
         Highest contract charge 1.45% Class B         $102.11           --                   --          --            13.55%
         All contract charges                               --          227              $23,239        1.31%              --
  2009   Lowest contract charge 0.50% Class B          $ 94.05           --                   --          --            27.77%
         Highest contract charge 1.45% Class B         $ 89.93           --                   --          --            26.54%
         All contract charges                               --          210              $18,995        0.00%              --
  2008   Lowest contract charge 0.50% Class B          $ 73.61           --                   --          --           (37.26)%
         Highest contract charge 1.45% Class B         $ 71.07           --                   --          --           (37.86)%
         All contract charges                               --          197              $14,153        1.92%              --
  2007   Lowest contract charge 0.50% Class B          $117.33           --                   --          --            (2.99)%
         Highest contract charge 1.45% Class B         $114.37           --                   --          --            (3.92)%
         All contract charges                               --          199              $22,805        1.69%              --
  2006   Lowest contract charge 0.50% Class B          $120.95           --                   --          --            15.33%
         Highest contract charge 1.45% Class B         $119.04           --                   --          --            14.23%
         All contract charges                               --          152              $18,187        3.08%              --

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $117.54           --                   --          --            16.70%
         Highest contract charge 1.45% Class B         $109.06           --                   --          --            15.59%
         All contract charges                               --          661              $73,829        0.01%              --
  2009   Lowest contract charge 0.50% Class B          $100.72           --                   --          --            39.60%
         Highest contract charge 1.45% Class B         $ 94.35           --                   --          --            38.26%
         All contract charges                               --          484              $46,515        0.19%              --
  2008   Lowest contract charge 0.50% Class B          $ 72.15           --                   --          --           (27.97)%
         Highest contract charge 1.45% Class B         $ 68.24           --                   --          --           (28.66)%
         All contract charges                               --          305              $21,123        0.58%              --
  2007   Lowest contract charge 0.50% Class B          $100.16           --                   --          --            10.77%
         Highest contract charge 1.45% Class B         $ 95.65           --                   --          --             9.72%
         All contract charges                               --          295              $28,671          --               --
  2006   Lowest contract charge 0.50% Class B          $ 90.42           --                   --          --             5.34%
         Highest contract charge 1.45% Class B         $ 87.18           --                   --          --             4.34%
         All contract charges                               --          257              $22,739        2.11%              --

                                     FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                               UNITS
                                                                 UNIT       OUTSTANDING      NET ASSETS     INVESTMENT       TOTAL
                                                                VALUE          (000S)          (000S)     INCOME RATIO**   RETURN***
                                                              ---------     ------------     ----------   --------------   ---------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class 2 (w)      $117.81          --                 --          --           12.48%
         Highest contract charge 1.34% Service Class 2 (w)     $117.57          --                 --          --           12.28%
         All contract charges                                       --         147            $16,900        2.98%             --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
---------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Service Class 2 (w)      $102.89          --                 --          --            3.37%
         Highest contract charge 1.20% Service Class 2 (w)     $102.67          --                 --          --            3.16%
         All contract charges                                       --           2            $   192        3.45%             --

FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Service Class 2 (w)      $112.63          --                 --          --           13.50%
         Highest contract charge 1.20% Service Class 2 (w)     $112.39          --                 --          --           13.27%
         All contract charges                                       --          13            $ 1,569        0.28%             --

GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Service Shares (w)       $107.80          --                 --          --            7.99%
         Highest contract charge 1.20% Service Shares (w)      $107.57          --                 --          --            7.77%
         All contract charges                                       --           3            $   377        1.16%             --

INVESCO V.I. FINANCIAL SERVICES FUND
------------------------------------
         Unit Value 1.00% to 1.20%*
  2010   Lowest contract charge 1.00% Series II (w)            $ 93.74          --                 --          --           (4.45)%
         Highest contract charge 1.20% Series II (w)           $ 93.61          --                 --          --           (4.57)%
         All contract charges                                       --          --            $    32        0.00%             --

INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Series II (w)            $109.44          --                 --          --            5.19%
         Highest contract charge 1.34% Series II (w)           $109.21          --                 --          --            5.00%
         All contract charges                                       --          33            $ 3,634        1.16%             --

INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Series II (w)            $109.72          --                 --          --           11.11%
         Highest contract charge 1.20% Series II (w)           $109.49          --                 --          --           10.89%
         All contract charges                                       --          12            $ 1,264        1.91%             --

INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Series II (w)            $114.89          --                 --          --            9.90%
         Highest contract charge 1.34% Series II (w)           $114.65          --                 --          --            9.70%
         All contract charges                                       --          16            $ 1,938        0.11%             --

INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Series II (w)            $124.58          --                 --          --           17.58%
         Highest contract charge 1.34% Series II (w)           $124.31          --                 --          --           17.37%
         All contract charges                                       --           5            $   788        0.00%             --

                                     FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                               UNITS
                                                                 UNIT       OUTSTANDING      NET ASSETS     INVESTMENT       TOTAL
                                                                VALUE          (000S)          (000S)     INCOME RATIO**   RETURN***
                                                              ---------     ------------     ----------   --------------   ---------
IVY FUNDS VIP ENERGY
--------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Common Shares (w)        $128.82          --                 --          --           24.79%
         Highest contract charge 1.34% Common Shares (w)       $128.55          --                 --          --           24.57%
         All contract charges                                       --          29            $ 3,760        0.00%             --

IVY FUNDS VIP HIGH INCOME
-------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Common Shares (y)        $106.45          --                 --          --            4.86%
         Highest contract charge 1.34% Common Shares (y)       $106.22          --                 --          --            4.67%
         All contract charges                                       --          53            $ 5,682        0.00%             --

IVY FUNDS VIP SMALL CAP GROWTH
------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Common Shares (w)        $112.82          --                 --          --           13.52%
         Highest contract charge 1.20% Common Shares (w)       $112.58          --                 --          --           13.30%
         All contract charges                                       --           2            $   268        0.00%             --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------
         Unit Value 0.50% to 1.34%*
  2010   Lowest contract charge 0.50% Service Shares (y)       $113.71          --                 --          --            8.60%
         Highest contract charge 1.34% Service Shares (y)      $113.40          --                 --          --            8.34%
         All contract charges                                       --         144            $16,398        1.82%             --

MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class (w)        $111.39          --                 --          --            7.84%
         Highest contract charge 1.34% Service Class (w)       $111.16          --                 --          --            7.65%
         All contract charges                                       --          55            $ 6,102        0.00%             --

MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class (y)        $119.15          --                 --          --           12.10%
         Highest contract charge 1.34% Service Class (y)       $118.90          --                 --          --           11.90%
         All contract charges                                       --           3            $   314        0.00%             --

MFS(R) INVESTORS TRUST SERIES
-----------------------------
         Unit Value 0.90% to 1.34%*
  2010   Lowest contract charge 0.90% Service Class (w)        $115.04          --                 --          --            9.34%
         Highest contract charge 1.34% Service Class (w)       $114.87          --                 --          --            9.20%
         All contract charges                                       --          16            $ 1,748        0.00%             --

MFS(R) TECHNOLOGY PORTFOLIO
---------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class (y)        $119.29          --                 --          --           11.34%
         Highest contract charge 1.34% Service Class (y)       $119.04          --                 --          --           11.14%
         All contract charges                                       --          16            $ 1,973        0.00%             --

MFS(R) UTILITIES SERIES
-----------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class (y)        $111.03          --                 --          --            9.36%
         Highest contract charge 1.34% Service Class (y)       $110.79          --                 --          --            9.16%
         All contract charges                                       --          19            $ 2,068        0.00%             --

                                     FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
MULTIMANAGER AGGRESSIVE EQUITY (O)(X)
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $ 99.90              --                 --         --            17.31%
         Highest contract charge 1.45% Class A         $ 71.74              --                 --         --            16.19%
         All contract charges                               --           7,304           $598,009       0.87%              --
  2009   Lowest contract charge 0.50% Class A (b)      $ 85.16              --                 --         --            36.94%
         Highest contract charge 1.45% Class A         $ 61.74              --                 --         --            35.63%
         All contract charges                               --           7,754           $543,315       0.40%              --
  2008   Lowest contract charge 0.50% Class A (b)      $ 62.19              --                 --         --           (46.81)%
         Highest contract charge 1.45% Class A         $ 45.52              --                 --         --           (47.32)%
         All contract charges                               --           7,902           $406,785       0.49%              --
  2007   Lowest contract charge 0.50% Class A (b)      $116.93              --                 --         --            11.11%
         Highest contract charge 1.45% Class A         $ 86.41              --                 --         --            10.03%
         All contract charges                               --           8,900           $867,396       0.10%              --
  2006   Lowest contract charge 0.50% Class A (b)      $105.24              --                 --         --             5.24%
         Highest contract charge 1.45% Class A         $ 78.53              --                 --         --             3.85%
         All contract charges                               --          10,463           $923,899       0.17%              --

MULTIMANAGER AGGRESSIVE EQUITY (O)(X)
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $ 75.07              --                 --         --            17.02%
         Highest contract charge 1.30% Class B (c)     $ 95.64              --                 --         --            16.10%
         All contract charges                               --             367           $ 27,322       0.87%              --
  2009   Lowest contract charge 0.50% Class B          $ 64.15              --                 --         --            36.58%
         Highest contract charge 1.30% Class B (c)     $ 82.38              --                 --         --            35.52%
         All contract charges                               --             279           $ 17,675       0.40%              --
  2008   Lowest contract charge 0.50% Class B          $ 46.97              --                 --         --           (46.94)%
         Highest contract charge 1.30% Class B (c)     $ 60.79              --                 --         --           (47.37)%
         All contract charges                               --             133           $  6,081       0.49%              --
  2007   Lowest contract charge 0.50% Class B          $ 88.52              --                 --         --            10.83%
         Highest contract charge 1.30% Class B (c)     $115.50              --                 --         --             9.95%
         All contract charges                               --             159           $ 13,842       0.10%              --
  2006   Lowest contract charge 0.50% Class B          $ 79.87              --                 --         --             4.59%
         Highest contract charge 1.30% Class B (c)     $105.05              --                 --         --             5.05%
         All contract charges                               --             190           $ 14,885       0.17%              --

MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $147.39              --                 --         --             5.68%
         Highest contract charge 1.45% Class B         $135.19              --                 --         --             4.66%
         All contract charges                               --             818           $111,731       2.80%              --
  2009   Lowest contract charge 0.50% Class B          $139.47              --                 --         --             7.77%
         Highest contract charge 1.45% Class B         $129.17              --                 --         --             6.74%
         All contract charges                               --             666           $ 86,980       3.57%              --
  2008   Lowest contract charge 0.50% Class B          $129.41              --                 --         --             1.95%
         Highest contract charge 1.45% Class B         $121.01              --                 --         --             0.98%
         All contract charges                               --             582           $ 71,497       4.88%              --
  2007   Lowest contract charge 0.50% Class B          $126.94              --                 --         --             5.73%
         Highest contract charge 1.45% Class B         $119.83              --                 --         --             4.71%
         All contract charges                               --             594           $ 72,099       4.09%              --
  2006   Lowest contract charge 0.50% Class B          $120.06              --                 --         --             3.25%
         Highest contract charge 1.45% Class B         $114.44              --                 --         --             2.27%
         All contract charges                               --             591           $ 68,372       4.11%              --

                                     FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $142.88           --                    --         --             6.42%
         Highest contract charge 1.45% Class B         $131.06           --                    --         --             5.40%
         All contract charges                               --          552              $ 73,081       2.93%              --
  2009   Lowest contract charge 0.50% Class B          $134.26           --                    --         --            29.27%
         Highest contract charge 1.45% Class B         $124.34           --                    --         --            28.04%
         All contract charges                               --          597              $ 74,900       1.59%              --
  2008   Lowest contract charge 0.50% Class B          $103.86           --                    --         --           (47.50)%
         Highest contract charge 1.45% Class B         $ 97.11           --                    --         --           (48.00)%
         All contract charges                               --          616              $ 60,647       1.53%              --
  2007   Lowest contract charge 0.50% Class B          $197.82           --                    --         --            11.87%
         Highest contract charge 1.45% Class B         $186.75           --                    --         --            10.79%
         All contract charges                               --          644              $121,692       0.72%              --
  2006   Lowest contract charge 0.50% Class B          $176.83           --                    --         --            24.69%
         Highest contract charge 1.45% Class B         $168.56           --                    --         --            23.50%
         All contract charges                               --          615              $104,906       2.18%              --

MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $118.37           --                    --         --            10.98%
         Highest contract charge 1.45% Class B         $108.58           --                    --         --             9.93%
         All contract charges                               --          137              $ 15,023       0.26%              --
  2009   Lowest contract charge 0.50% Class B          $106.66           --                    --         --            31.86%
         Highest contract charge 1.45% Class B         $ 98.77           --                    --         --            30.58%
         All contract charges                               --          150              $ 15,024       1.43%              --
  2008   Lowest contract charge 0.50% Class B          $ 80.89           --                    --         --           (39.85)%
         Highest contract charge 1.45% Class B         $ 75.64           --                    --         --           (40.41)%
         All contract charges                               --          159              $ 12,192       0.51%              --
  2007   Lowest contract charge 0.50% Class B          $134.47           --                    --         --             4.48%
         Highest contract charge 1.45% Class B         $126.94           --                    --         --             3.47%
         All contract charges                               --          173              $ 22,281       0.43%              --
  2006   Lowest contract charge 0.50% Class B          $128.70           --                    --         --            13.01%
         Highest contract charge 1.45% Class B         $122.68           --                    --         --            11.94%
         All contract charges                               --          162              $ 20,110       0.60%              --

MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $132.37           --                    --         --            12.59%
         Highest contract charge 1.45% Class B         $121.41           --                    --         --            11.51%
         All contract charges                               --          468              $ 57,445       0.87%              --
  2009   Lowest contract charge 0.50% Class B          $117.57           --                    --         --            22.65%
         Highest contract charge 1.45% Class B         $108.88           --                    --         --            21.09%
         All contract charges                               --          507              $ 55,659       1.87%              --
  2008   Lowest contract charge 0.50% Class B          $ 96.17           --                    --         --           (37.77)%
         Highest contract charge 1.45% Class B         $ 89.92           --                    --         --           (38.36)%
         All contract charges                               --          523              $ 47,681       1.42%              --
  2007   Lowest contract charge 0.50% Class B          $154.53           --                    --         --             3.12%
         Highest contract charge 1.45% Class B         $145.88           --                    --         --             2.13%
         All contract charges                               --          501              $ 73,897       1.12%              --
  2006   Lowest contract charge 0.50% Class B          $149.85           --                    --         --            18.73%
         Highest contract charge 1.45% Class B         $142.84           --                    --         --            17.60%
         All contract charges                               --          457              $ 65,936       2.93%              --

                                     FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $127.00           --                    --         --           26.24%
         Highest contract charge 1.45% Class B         $116.49           --                    --         --           25.04%
         All contract charges                               --          642              $ 76,165       0.00%             --
  2009   Lowest contract charge 0.50% Class B          $100.60           --                    --         --           41.07%
         Highest contract charge 1.45% Class B         $ 93.16           --                    --         --           39.71%
         All contract charges                               --          679              $ 64,442       0.00%             --
  2008   Lowest contract charge 0.50% Class B          $ 71.31           --                    --         --          (43.86)%
         Highest contract charge 1.45% Class B         $ 66.68           --                    --         --          (44.40)%
         All contract charges                               --          679              $ 46,112       0.00%             --
  2007   Lowest contract charge 0.50% Class B          $127.03           --                    --         --           11.34%
         Highest contract charge 1.45% Class B         $119.92           --                    --         --           10.27%
         All contract charges                               --          730              $ 88,998         --              --
  2006   Lowest contract charge 0.50% Class B          $114.09           --                    --         --            9.07%
         Highest contract charge 1.45% Class B         $108.75           --                    --         --            8.03%
         All contract charges                               --          753              $ 82,924       0.51%             --

MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $164.62           --                    --         --           24.29%
         Highest contract charge 1.45% Class B         $150.99           --                    --         --           23.10%
         All contract charges                               --          487              $ 74,122       0.77%             --
  2009   Lowest contract charge 0.50% Class B          $132.45           --                    --         --           43.64%
         Highest contract charge 1.45% Class B         $122.66           --                    --         --           42.28%
         All contract charges                               --          487              $ 60,246       3.10%             --
  2008   Lowest contract charge 0.50% Class B          $ 92.21           --                    --         --          (36.28)%
         Highest contract charge 1.45% Class B         $ 86.21           --                    --         --          (36.90)%
         All contract charges                               --          478              $ 41,835       0.45%             --
  2007   Lowest contract charge 0.50% Class B          $144.72           --                    --         --           (0.41)%
         Highest contract charge 1.45% Class B         $136.63           --                    --         --           (1.36)%
         All contract charges                               --          514              $ 71,135         --              --
  2006   Lowest contract charge 0.50% Class B          $145.32           --                    --         --           14.16%
         Highest contract charge 1.45% Class B         $138.52           --                    --         --           13.07%
         All contract charges                               --          539              $ 75,665       1.69%             --

MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $ 93.72           --                    --         --            6.36%
         Highest contract charge 1.45% Class A         $ 92.17           --                    --         --            5.35%
         All contract charges                               --          586              $ 92,038       2.82%             --
  2009   Lowest contract charge 0.50% Class A (b)      $ 88.11           --                    --         --            9.36%
         Highest contract charge 1.45% Class A         $ 87.49           --                    --         --            8.32%
         All contract charges                               --          599              $ 89,248       4.66%             --
  2008   Lowest contract charge 0.50% Class A (b)      $ 80.57           --                    --         --          (23.70)%
         Highest contract charge 1.45% Class A         $ 80.77           --                    --         --          (24.43)%
         All contract charges                               --          645              $ 88,735       9.05%             --
  2007   Lowest contract charge 0.50% Class A (b)      $105.59           --                    --         --            2.88%
         Highest contract charge 1.45% Class A         $106.88           --                    --         --            1.90%
         All contract charges                               --          749              $136,313       7.58%             --
  2006   Lowest contract charge 0.50% Class A (b)      $102.63           --                    --         --            2.63%
         Highest contract charge 1.45% Class A         $104.89           --                    --         --            8.61%
         All contract charges                               --          767              $137,007       7.11%             --

                                     FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $121.72             --                  --           --           6.09%
         Highest contract charge 1.30% Class B (c)     $ 89.73             --                  --           --           5.26%
         All contract charges                               --            305            $ 30,085         2.82%            --
  2009   Lowest contract charge 0.50% Class B          $114.73             --                  --           --           9.10%
         Highest contract charge 1.30% Class B (c)     $ 85.24             --                  --           --           8.23%
         All contract charges                               --            277            $ 26,252         4.66%            --
  2008   Lowest contract charge 0.50% Class B          $105.16             --                  --           --         (23.89)%
         Highest contract charge 1.30% Class B (c)     $ 78.76             --                  --           --         (24.49)%
         All contract charges                               --            298            $ 26,227         9.05%            --
  2007   Lowest contract charge 0.50% Class B          $138.16             --                  --           --           2.62%
         Highest contract charge 1.30% Class B (c)     $104.30             --                  --           --           1.81%
         All contract charges                               --            384            $ 44,436         7.58%            --
  2006   Lowest contract charge 0.50% Class B          $134.63             --                  --           --           9.38%
         Highest contract charge 1.30% Class B (c)     $102.45             --                  --           --           2.45%
         All contract charges                               --            379            $ 42,859         7.11%            --

MULTIMANAGER SMALL CAP GROWTH (G)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $136.02             --                  --           --          27.01%
         Highest contract charge 1.45% Class B         $128.13             --                  --           --          25.81%
         All contract charges                               --            410            $ 52,764         0.00%            --
  2009   Lowest contract charge 0.50% Class B          $107.09             --                  --           --          33.86%
         Highest contract charge 1.45% Class B         $101.85             --                  --           --          32.58%
         All contract charges                               --            429            $ 43,863         0.00%            --
  2008   Lowest contract charge 0.50% Class B          $ 80.00             --                  --           --         (42.40)%
         Highest contract charge 1.45% Class B         $ 76.82             --                  --           --         (42.96)%
         All contract charges                               --            416            $ 32,215         0.00%            --
  2007   Lowest contract charge 0.50% Class B          $138.89             --                  --           --           3.16%
         Highest contract charge 1.45% Class B         $134.67             --                  --           --           2.17%
         All contract charges                               --            439            $ 59,581           --             --
  2006   Lowest contract charge 0.50% Class B          $134.64             --                  --           --           9.66%
         Highest contract charge 1.45% Class B         $131.81             --                  --           --           8.61%
         All contract charges                               --            297            $ 39,279         1.47%            --

MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $180.17             --                  --           --          23.89%
         Highest contract charge 1.45% Class B         $134.66             --                  --           --          22.70%
         All contract charges                               --            783            $134,605         0.15%            --
  2009   Lowest contract charge 0.50% Class B          $145.43             --                  --           --          25.78%
         Highest contract charge 1.45% Class B         $109.75             --                  --           --          24.59%
         All contract charges                               --            853            $119,151         1.05%            --
  2008   Lowest contract charge 0.50% Class B          $115.62             --                  --           --         (38.17)%
         Highest contract charge 1.45% Class B         $ 88.09             --                  --           --         (38.77)%
         All contract charges                               --            872            $ 97,762         0.25%            --
  2007   Lowest contract charge 0.50% Class B          $187.01             --                  --           --         (10.30)%
         Highest contract charge 1.45% Class B         $143.86             --                  --           --         (11.16)%
         All contract charges                               --            957            $174,548         0.31%            --
  2006   Lowest contract charge 0.50% Class B          $208.48             --                  --           --          15.53%
         Highest contract charge 1.45% Class B         $161.93             --                  --           --          14.43%
         All contract charges                               --          1,040            $213,071         5.68%            --

                                     FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                               UNITS
                                                                 UNIT       OUTSTANDING      NET ASSETS     INVESTMENT       TOTAL
                                                                VALUE          (000S)          (000S)     INCOME RATIO**   RETURN***
                                                              ---------     ------------     ----------   --------------   ---------
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B                  $126.51            --                --          --           17.11%
         Highest contract charge 1.45% Class B                 $116.04            --                --          --           16.01%
         All contract charges                                       --         1,075          $126,366        0.00%             --
  2009   Lowest contract charge 0.50% Class B                  $108.02            --                --          --           57.65%
         Highest contract charge 1.45% Class B                 $100.03            --                --          --           56.15%
         All contract charges                                       --         1,128          $114,338        0.00%             --
  2008   Lowest contract charge 0.50% Class B                  $ 68.52            --                --          --          (47.34)%
         Highest contract charge 1.45% Class B                 $ 64.06            --                --          --          (47.85)%
         All contract charges                                       --           995          $ 64,569        0.00%             --
  2007   Lowest contract charge 0.50% Class B                  $130.12            --                --          --           17.63%
         Highest contract charge 1.45% Class B                 $122.84            --                --          --           16.50%
         All contract charges                                       --         1,044          $129,627          --              --
  2006   Lowest contract charge 0.50% Class B                  $110.62            --                --          --            6.76%
         Highest contract charge 1.45% Class B                 $105.44            --                --          --            5.74%
         All contract charges                                       --         1,063          $113,046          --              --

OPPENHEIMER MAIN STREET FUND(R) /VA
-----------------------------------
         Unit Value 1.20% to 1.20%*
  2010   Lowest contract charge 1.20% Service Class (w)        $106.41            --                --          --            7.17%
         Highest contract charge 1.20% Service Class (w)       $106.41            --                --          --            7.17%
         All contract charges                                       --            --          $     52        0.00%             --

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Advisor Class (w)        $123.43            --                --          --           22.88%
         Highest contract charge 1.20% Advisor Class (w)       $123.17            --                --          --           22.63%
         All contract charges                                       --             4          $    561       11.03%             --

TARGET 2015 ALLOCATION
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)              $105.72            --                --          --           10.17%
         Highest contract charge 1.45% Class B (a)             $101.43            --                --          --            9.12%
         All contract charges                                       --           202          $ 20,501        1.52%             --
  2009   Lowest contract charge 0.50% Class B (a)              $ 95.96            --                --          --           19.71%
         Highest contract charge 1.45% Class B (a)             $ 92.95            --                --          --           18.56%
         All contract charges                                       --           171          $ 15,922        4.64%             --
  2008   Lowest contract charge 0.50% Class B (a)              $ 80.16            --                --          --          (30.82)%
         Highest contract charge 1.45% Class B (a)             $ 78.40            --                --          --          (31.49)%
         All contract charges                                       --           128          $ 10,137        3.62%             --
  2007   Lowest contract charge 0.50% Class B (a)              $115.88            --                --          --            6.70%
         Highest contract charge 1.45% Class B (a)             $114.43            --                --          --            5.68%
         All contract charges                                       --            67          $  7,845        5.13%             --
  2006   Lowest contract charge 0.50% Class B (a)              $108.60            --                --          --            8.60%
         Highest contract charge 1.45% Class B (a)             $108.28            --                --          --            8.28%
         All contract charges                                       --            11          $  1,222       10.42%             --

TARGET 2025 ALLOCATION
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)              $103.33            --                --          --           11.38%
         Highest contract charge 1.45% Class B (a)             $ 99.13            --                --          --           10.32%
         All contract charges                                       --           272          $ 27,184        1.46%             --

                                     FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
TARGET 2025 ALLOCATION (CONTINUED)
----------------------------------
  2009   Lowest contract charge 0.50% Class B (a)      $ 92.77           --                   --          --            22.58%
         Highest contract charge 1.45% Class B (a)     $ 89.86           --                   --          --            21.42%
         All contract charges                               --          222              $20,037        4.87%              --
  2008   Lowest contract charge 0.50% Class B (a)      $ 75.68           --                   --          --           (35.34)%
         Highest contract charge 1.45% Class B (a)     $ 74.01           --                   --          --           (35.96)%
         All contract charges                               --          143              $10,694        3.46%              --
  2007   Lowest contract charge 0.50% Class B (a)      $117.04           --                   --          --             6.83%
         Highest contract charge 1.45% Class B (a)     $115.57           --                   --          --             5.80%
         All contract charges                               --           80              $ 9,227        4.20%              --
  2006   Lowest contract charge 0.50% Class B (a)      $109.56           --                   --          --             9.56%
         Highest contract charge 1.45% Class B (a)     $109.23           --                   --          --             9.23%
         All contract charges                               --            9              $ 1,035        8.37%              --

TARGET 2035 ALLOCATION
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $101.96           --                   --          --            12.16%
         Highest contract charge 1.45% Class B (a)     $ 97.82           --                   --          --            11.09%
         All contract charges                               --          219              $21,513        1.41%              --
  2009   Lowest contract charge 0.50% Class B (a)      $ 90.90           --                   --          --            24.93%
         Highest contract charge 1.45% Class B (a)     $ 88.05           --                   --          --            23.74%
         All contract charges                               --          169              $14,876        4.83%              --
  2008   Lowest contract charge 0.50% Class B (a)      $ 72.76           --                   --          --           (38.34)%
         Highest contract charge 1.45% Class B (a)     $ 71.16           --                   --          --           (38.94)%
         All contract charges                               --           97              $ 6,992        3.39%              --
  2007   Lowest contract charge 0.50% Class B (a)      $118.01           --                   --          --             6.84%
         Highest contract charge 1.45% Class B (a)     $116.54           --                   --          --             5.83%
         All contract charges                               --           40              $ 4,736        4.13%              --
  2006   Lowest contract charge 0.50% Class B (a)      $110.45           --                   --          --            10.45%
         Highest contract charge 1.45% Class B (a)     $110.12           --                   --          --            10.12%
         All contract charges                               --            5              $   531        6.64%              --

TARGET 2045 ALLOCATION
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 99.81           --                   --          --            12.71%
         Highest contract charge 1.45% Class B (a)     $ 95.76           --                   --          --            11.65%
         All contract charges                               --          147              $14,276        1.25%              --
  2009   Lowest contract charge 0.50% Class B (a)      $ 88.55           --                   --          --            27.14%
         Highest contract charge 1.45% Class B (a)     $ 85.77           --                   --          --            25.91%
         All contract charges                               --          117              $10,042        4.83%              --
  2008   Lowest contract charge 0.50% Class B (a)      $ 69.65           --                   --          --           (41.63)%
         Highest contract charge 1.45% Class B (a)     $ 68.12           --                   --          --           (42.18)%
         All contract charges                               --           69              $ 4,692        2.97%              --
  2007   Lowest contract charge 0.50% Class B (a)      $119.32           --                   --          --             7.26%
         Highest contract charge 1.45% Class B (a)     $117.82           --                   --          --             6.23%
         All contract charges                               --           29              $ 3,403        3.33%              --
  2006   Lowest contract charge 0.50% Class B (a)      $111.24           --                   --          --            11.24%
         Highest contract charge 1.45% Class B (a)     $110.91           --                   --          --            10.91%
         All contract charges                               --            3              $   380        7.39%              --

                                     FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

DECEMBER 31, 2010

8. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Class 2 (w)      $104.51          --                    --           --           4.37%
         Highest contract charge 1.20% Class 2 (w)     $104.29          --                    --           --           4.16%
         All contract charges                               --          19                $2,035         0.24%            --

----------
(a) Units were made available for sale on September 18, 2006.

(b) Units were made available for sale on November 6, 2006.

(c) Units were made available for sale on December 4, 2006.

(d) Units were made available for sale on May 18, 2007.

(e) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.

(f) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.

(g) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.

(h) A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.

(i) Units were made available for sale on August 17, 2007.

(j) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.

(k) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.

(l) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.

(m) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.

(n) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.

(o) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.

(p) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.

(q) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.

(r) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.

(s) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.

(t) Units were made available for sale on July 10, 2009.

(u) Units were made available for sale on September 18, 2009.

(v) Units were made available for sale on September 30, 2009.

(w) Units were made available on May 3, 2010.

(x) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.

(y) Units were made available on September 20, 2010.

+   Reflects maximum allowable charge. Current charge is 1.40%.

* Expenses as percentage of average net assets consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-139

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2010, 2009 and 2008.................................................... F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-5
   Consolidated Statements of Comprehensive Income (Loss),
     Years Ended December 31, 2010, 2009 and 2008........................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of equity, of comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009 and for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2011

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                                                                                2010                2009
                                                                           ----------------    -----------------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value....................  $     29,057        $     27,470
   Mortgage loans on real estate.........................................         3,571               3,555
   Equity real estate, held for the production of income.................           140                  98
   Policy loans..........................................................         3,581               3,617
   Other equity investments..............................................         1,618               1,562
   Trading securities...................................................            506                 485
   Other invested assets.................................................         1,413               1,483
                                                                           ----------------    -----------------
     Total investments...................................................        39,886              38,270
Cash and cash equivalents................................................         2,155               1,792
Cash and securities segregated, at fair value............................         1,110                 986
Broker-dealer related receivables........................................         1,389               1,088
Deferred policy acquisition costs........................................         8,383               7,745
Goodwill and other intangible assets, net................................         3,702               3,676
Amounts due from reinsurers..............................................         3,252               3,028
Loans to affiliates......................................................         1,045               1,048
Other assets.............................................................        10,220               8,255
Separate Accounts' assets................................................        92,014              84,016
                                                                           ----------------    -----------------

TOTAL ASSETS.............................................................  $    163,156        $    149,904
                                                                           ================    =================

LIABILITIES
Policyholders' account balances..........................................  $     24,654        $     24,107
Future policy benefits and other policyholders liabilities...............        18,965              17,727
Broker-dealer related payables...........................................           369                 279
Customers related payables...............................................         1,770               1,431
Amounts due to reinsurers................................................            75                  81
Short-term and long-term debt............................................           425                 449
Loans from affiliates....................................................         1,325               1,325
Income taxes payable.....................................................         4,315               3,357
Other liabilities........................................................         3,075               3,002
Separate Accounts' liabilities...........................................        92,014              84,016
                                                                           ----------------    -----------------
     Total liabilities...................................................       146,987             135,774
                                                                           ----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2 million shares authorized,
     issued and outstanding..............................................             2                   2
   Capital in excess of par value........................................         5,593               5,583
   Retained earnings.....................................................         8,085               6,312
   Accumulated other comprehensive income (loss).........................          (629)             (1,036)
                                                                           ----------------    -----------------
   Total AXA Equitable's equity..........................................        13,051              10,861
                                                                           ----------------    -----------------
Noncontrolling interest..................................................         3,118               3,269
                                                                           ----------------    -----------------
     Total equity........................................................        16,169              14,130
                                                                           ----------------    -----------------

TOTAL LIABILITIES AND EQUITY.............................................  $    163,156        $    149,904
                                                                           ================    =================


                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income........................................  $      3,067       $      2,918       $     2,952
Premiums  .................................................           530                431               759
Net investment income (loss):
   Investment income (loss) from
     derivative instruments................................          (284)            (3,079)            7,302
   Other investment income.................................         2,260              2,099             1,752
                                                             -----------------  ----------------   ----------------
       Total net investment income (loss)..................         1,976               (980)            9,054
Investment gains (losses), net:
   Total other-than-temporary impairment losses............          (300)              (169)             (286)
   Portion of loss recognized in other
     comprehensive income (loss)...........................            18                  6                 -
                                                             -----------------  ----------------   ----------------
       Net impairment losses recognized....................          (282)              (163)             (286)
   Other investment gains (losses), net....................            98                217               (53)
                                                             -----------------  ----------------   ----------------
         Total investment gains (losses), net..............          (184)                54              (339)
Commissions, fees and other income.........................         3,702              3,385             4,549
  Increase (decrease)  in fair value of
   reinsurance contracts...................................         2,350             (2,566)            1,567
                                                             -----------------  ----------------   ----------------
   Total revenues..........................................        11,441              3,242            18,542
                                                             -----------------  ----------------   ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................................         3,082              1,298             4,702
Interest credited to policyholders' account balances.......           950              1,004             1,065
Compensation and benefits..................................         1,953              1,859             1,990
Commissions................................................         1,044              1,033             1,437
Distribution related payments..............................           287                234               308
Amortization of deferred sales commissions.................            47                 55                79
Interest expense...........................................           106                107                52
Amortization of deferred policy acquisition costs..........           168                115             3,485
Capitalization of deferred policy acquisition costs........          (916)              (975)           (1,394)
Rent expense...............................................           244                258               247
Amortization of other intangible assets....................            23                 24                24
Other operating costs and expenses.........................         1,438              1,309             1,161
                                                             -----------------  ----------------   ----------------
      Total benefits and other deductions..................         8,426              6,321            13,156
                                                             -----------------  ----------------   ----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                     2010              2009               2008
                                                                ----------------  ----------------   ----------------
                                                                                   (IN MILLIONS)
 Earnings (loss)  from continuing operations,
   before income taxes......................................    $     3,015       $     (3,079)      $     5,386
Income tax (expense) benefit................................           (707)             1,272            (1,691)
                                                                ----------------  ----------------   ----------------

Earnings (loss)  from continuing operations,
   net of income taxes......................................          2,308             (1,807)            3,695
Earnings (loss) from discontinued operations,
   net of income taxes......................................              -                  3                (5)
Gains (losses) on disposal of discontinued operations,
   net of income taxes......................................              -                  -                 6
                                                                ----------------  ----------------   ----------------

Net earnings (loss).........................................          2,308             (1,804)            3,696
   Less: net earnings (loss) attributable to
     noncontrolling interest................................           (235)              (359)             (470)
                                                                ----------------  ----------------   ----------------

Net Earnings (Loss) Attributable to AXA Equitable...........    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================


Amounts attributable to AXA Equitable:
   Earnings (loss) earnings from continuing operations,
     net of income taxes....................................    $     2,073       $     (2,166)      $     3,225
   Earnings (loss) from discontinued operations,
     net of income taxes....................................              -                  3                (5)
   Gains (losses) on disposal of discontinued operations,
     net of income taxes....................................              -                  -                 6
                                                                ----------------  ----------------   ----------------
Net Earnings (Loss).........................................    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================










                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year........ $         2        $         2       $          2
                                                                 ----------------   ----------------  ----------------

   Capital in excess of par value, beginning of year............       5,583              5,184              5,265
   Sale of AllianceBernstein Units to noncontrolling interest...           -                (54)                 -
   Changes in capital in excess of par value....................          10                453                (81)
                                                                 ----------------   ----------------  ----------------
   Capital in excess of par value, end of year..................       5,593              5,583              5,184
                                                                 ----------------   ----------------  ----------------

   Retained earnings, beginning of year.........................       6,312              8,413              5,187
   Net earnings (loss) attributable to AXA Equitable............       2,073             (2,163)             3,226
   Stockholder dividends........................................        (300)                 -                  -
   Impact of implementing new accounting guidance,
     net of taxes...............................................           -                 62                  -
                                                                 ----------------   ----------------  ----------------
   Retained earnings, end of year...............................       8,085              6,312              8,413
                                                                 ----------------   ----------------  ----------------

   Accumulated other comprehensive income (loss),
     beginning of year..........................................      (1,036)            (2,236)              (268)
   Impact of implementing new accounting guidance,
     net of taxes ..............................................           -                (62)                 -
   Other comprehensive income (loss) attributable to
     AXA Equitable..............................................         407              1,262             (1,968)
                                                                 ----------------   ----------------  ----------------
   Accumulated other comprehensive income (loss), end of year...        (629)            (1,036)            (2,236)
                                                                 ----------------   ----------------  ----------------

     AXA EQUITABLE'S EQUITY, END OF YEAR........................      13,051             10,861             11,363
                                                                 ----------------   ----------------  ----------------

   Noncontrolling interest, beginning of year...................       3,269              2,897              2,479
   Net earnings (loss) attributable to noncontrolling interest..         235                359                470
   Other comprehensive income (loss)
     attributable to noncontrolling interest....................          (7)                66                (70)
   Purchase of AllianceBernstein Units by
     noncontrolling interest....................................           5                  -                  8
   Repurchase of AllianceBernstein Holding units................        (148)                 -                  -
   Purchase of AB Put...........................................           -                135                496
   Dividends paid to noncontrolling interest....................        (357)              (320)              (563)
   Capital contributions........................................           -                  -                 13
   Other changes in noncontrolling interest.....................         121                132                 64
                                                                 ----------------   ----------------  ----------------

     Noncontrolling interest, end of year.......................       3,118              3,269              2,897
                                                                 ----------------   ----------------  ----------------

TOTAL EQUITY, END OF YEAR....................................... $    16,169        $    14,130       $     14,260
                                                                 ================   ================  ================









                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................. $     2,308        $    (1,804)      $      3,696
                                                                 ----------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes:

Change in unrealized gains (losses), net of
   reclassification adjustment..................................         440              1,331             (1,445)
Defined benefit plans:
   Net gain (loss) arising during year..........................        (121)               (65)              (620)
   Prior service cost arising during year.......................           -                  -                  -
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included
       in net periodic cost.....................................          82                 65                 31
     Amortization of net prior service credit
       included in net periodic cost............................          (1)                (3)                (4)
     Amortization of net transition asset.......................           -                  -                  -
                                                                 ----------------   ----------------  ----------------
       Other comprehensive income (loss) - defined
         benefit plans..........................................         (40)                (3)              (593)
                                                                 ----------------   ----------------  ----------------

Total other comprehensive income (loss), net of income taxes....         400              1,328             (2,038)
                                                                 ----------------   ----------------  ----------------

Comprehensive income (loss).....................................       2,708               (476)             1,658
                                                                 ----------------   ----------------  ----------------

   Less: Comprehensive (income) loss attributable to
     noncontrolling interest....................................        (228)              (425)              (400)
                                                                 ----------------   ----------------  ----------------

Comprehensive Income (Loss) Attributable to AXA Equitable....... $     2,480        $      (901)      $      1,258
                                                                 ================   ================  ================













                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                    2010               2009               2008
                                                               ----------------   ----------------  -----------------
                                                                                   (IN MILLIONS)
Net earnings (loss).........................................   $      2,308       $    (1,804)      $      3,696
Adjustments to reconcile net earnings (loss) to net cash

  provided by operating activities:
  Interest credited to policyholders' account balances......            950             1,004              1,065
  Universal life and investment-type product
     policy fee income......................................         (3,067)           (2,918)            (2,952)
  Net change in broker-dealer and customer related
     receivables/payables...................................            125            (1,353)               619
  (Income) loss related to derivative instruments...........            284             3,079             (7,302)
  Change in reinsurance recoverable with affiliate..........           (233)            1,486             (6,352)
  Investment (gains) losses, net............................            184               (54)               339
  Change in segregated cash and securities, net.............           (124)            1,587               (203)
  Change in deferred policy acquisition costs...............           (747)             (860)             2,091
  Change in future policy benefits..........................          1,136              (755)             2,398
  Change in income taxes payable............................            720            (1,223)             1,135
  Contribution to pension plans.............................           (202)              (32)               (36)
  Real Estate asset write-off charge........................             26                 3                  -
  Change in fair value of contracts.........................         (2,350)            2,566             (1,567)
  Amortization of deferred compensation.....................            178                88                 75
  Amortization of deferred sales commissions................             47                55                 79
  Amortization of reinsurance cost..........................            274               318                 11
  Other depreciation and amortization.......................            161               156                140
  Amortization of other intangible..........................             23                24                 24
  (Gains) losses on disposal of discontinued operations.....              -                 -                 (6)
  Other, net................................................            313                50               (161)
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) operating activities.........              6             1,417             (6,907)
                                                               ----------------   ----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate..........................          2,753             2,058              1,728
  Sales of investments......................................          3,398             6,737                796
  Sale of AXA Equitable Life and Annuity....................              -                 -                 61
  Purchases of investments..................................         (7,068)           (8,995)            (2,107)
  Cash settlements related to derivative instruments........           (651)           (2,564)             5,337
  Change in short-term investments..........................            (53)              140                 29
  Decrease in loans to affiliates...........................              3                 1                  -
  Increase in loans to affiliates...........................              -              (250)                 -
  Change in capitalized software, leasehold improvements
     and EDP equipment .....................................            (62)             (120)              (163)
  Other, net................................................            (25)                9                155
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) investing activities.........         (1,705)           (2,984)             5,836
                                                               ----------------   ----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits................................................  $     3,187        $     3,395        $    4,385
    Withdrawals and transfers to Separate Accounts..........         (483)            (2,161)           (2,603)
  Change in short-term financings...........................          (24)               (36)             (498)
  Change in collateralized pledged liabilities..............         (270)               126               569
  Change in collateralized pledged assets...................          533               (632)                -
  Proceeds from loans from affiliates.......................            -                  -             1,000
  Capital contribution......................................            -                439                 -
  Shareholder dividends paid................................         (300)                 -                 -
  Repurchase of AllianceBernstein Holding units.............         (235)                 -                 -
  Distribution to noncontrolling interest in
     consolidated subsidiaries..............................         (357)              (320)             (563)
  Other, net................................................           11                145                11
                                                             -----------------  ----------------   ----------------

Net cash provided by (used in) financing activities.........        2,062                956             2,301
                                                             -----------------  ----------------   ----------------

Change in cash and cash equivalents.........................          363               (611)            1,230
Cash and cash equivalents, beginning of year................        1,792              2,403             1,173
                                                             -----------------  ----------------   ----------------

Cash and Cash Equivalents, End of Year......................  $     2,155        $     1,792        $    2,403
                                                             =================  ================   ================

Supplemental cash flow information:
  Interest Paid.............................................  $        19        $        17        $       34
                                                             =================  ================   ================
  Income Taxes (Refunded) Paid..............................  $       (27)       $        44        $      257
                                                             =================  ================   ================











                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

  1) ORGANIZATION

     AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

     The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

     Insurance
     ---------

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

     Investment Management
     ---------------------

     The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investment trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing retail clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, servicing private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) Bernstein Research Services servicing institutional investors seeking research, portfolio analysis, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

     AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

     On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

     On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in Alliance-Bernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

     In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding units, AXA Financial Group and the Company's Capital in excess of par value decreased by $93 million and $65 million, respectively, net of applicable taxes with respective increases in Noncontrolling interests of $93 million and $65 million.

     AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2010, AllianceBernstein purchased 8.8 million Holding units for $226 million, reflecting open-market purchases of
     7.4 million Holding units for $195 million and the remainder primarily relating to employee tax withholding purchases. AllianceBernstein intends to continue to engage in open-market purchases of Holding units, from time to time, to help fund anticipated obligations under its incentive compensation award program.

     AllianceBernstein granted 13.1 million restricted Holding unit awards to employees during 2010. To fund these awards, AB Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010. The purchase of Holding units and issuance of Holding units resulted in a decrease of $19 million in Capital excess of par value with a corresponding $19 million increase in Noncontrolling interest.

     At December 31, 2010 and December 31, 2009, the Company's economic interest in AllianceBernstein was 35.5% and 35.9%, respectively. At December 31, 2010, and December 31, 2009, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 61.4% and 62.1%.

2)   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    At December 31, 2010 and 2009, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2010 and 2009, respectively, as reported in the consolidated balance sheet, these investments included $0 million and $0 million of fixed maturities (collateralized debt and loan obligations) and $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2010 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

    AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

    At December 31, 2010, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $25 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

    All significant intercompany transactions and balances have been eliminated in consolidation. The years "2010," "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

    Accounting Changes
    ------------------

    In January 2010, the FASB issued new guidance for accounting and reporting for decreases in ownership of a subsidiary. This guidance clarifies the scope of a decrease in ownership provisions for consolidations and expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of consolidation. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In March 2010, the FASB issued new guidance to eliminate the scope exception for embedded credit derivatives in beneficial interests in securitized financial assets, such as asset-backed securities, credit-linked notes, and collateralized loan and debt obligations, except for those created solely by subordination. This guidance provides clarification and related additional examples to improve financial reporting by resolving potential ambiguity about the extent of the embedded credit derivative scope exception. This guidance was effective for the first interim reporting period beginning after June 15, 2010. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

    Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:

        o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to

        o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

     As a result, total equity at December 31, 2008 increased by $2,897 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,897 million as a result of the elimination of minority interest. Additionally, for the year 2008, earnings (loss) from continuing operations, net of income taxes increased by $470 million and net earnings
     (loss) attributable to the noncontrolling interest increased by $470 million.

     Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:

        o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;

        o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and

        o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

     Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

     The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income (loss) ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

     As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

     Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2010 and 2009 reflected increases of $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses) net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition,
     Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

     Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on the Company's consolidated results of operations or financial position. At December 31, 2010 and 2009, the fair value of the Company's CMBS portfolio was $1,104 million and $1,490 million, respectively.

     On June 12, 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and required additional disclosures about an entity's involvement with VIEs. The guidance removed the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, required a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

     Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

     Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance asset, resulting in an increase in net income of $69 million, related to an increase in the fair value of the GMIB reinsurance asset of $211 million, offset by increased DAC amortization of $105 million and increased Federal income taxes of $37 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

     On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a material impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

     Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,311 million and $931 million, respectively, at December 31, 2010 and $1,631 million and $1,155 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

     New Accounting Pronouncements
     -----------------------------

     In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

     In April 2010, the FASB issued guidance on how investments held through Separate Accounts affect an insurer's consolidation analysis of those investments. This guidance clarifies that insurers would not be required in their evaluation of whether to consolidate investments to combine their General Account interest with the Separate Accounts in the same investment, unless the Separate Account interest is held for the benefit of a related party policyholder. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 with early adoption permitted with changes to be applied retroactively. Management does not expect the implementation of this guidance will have a material impact on the Company's consolidated financial statements.

     Also issued by the FASB in April 2010 was new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance is effective for the first interim reporting period beginning after December 15, 2010. Implementation of this guidance is not expected to have a material effect on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

     In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

        o incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
        o a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
        o direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

     An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

     Closed Block
     ------------

     As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

     The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

     If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

     Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed

     Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

     Investments
     -----------

     The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

     The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

     If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

     Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

     Policy loans are stated at unpaid principal balances.

     Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the

     Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

     Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

     Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

     Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2010 and 2009, the carrying value of COLI was $787 million and $720 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

     Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

     All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

     Valuation Allowances for Mortgage Loans:
     ---------------------------------------

     For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

        o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

        o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

        o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

        o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

        o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

        o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

        o Payment status - current vs. delinquent - A history of delinquent payments may be a cause for concern.

        o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

        o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

     Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

     For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $0 million for commercial and $3 million and $0 million for agricultural, respectively.

     Derivatives
     -----------

     The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), GMIB and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

     A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions. For both GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

     GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

     In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, in fourth quarter 2008 and continuing into 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. A majority of this protection expired in first quarter 2010, but a portion of the equity market protection extends into 2011. During 2010, the Company had in place an anticipatory hedge program to protect against declining interest rates with respect to projected variable annuity sales. Also during 2010, a significant portion of exposure to realized interest rate volatility was hedged through the purchase of swaptions with initial maturities between 6 months and 10 years. Beginning in fourth quarter 2010, the Company purchased swaptions to initiate a hedge of its General Account duration and convexity gap resulting from minimum crediting rates on interest sensitive and annuity business.

     Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors and swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

     AXA Equitable also uses interest rate swaps to reduce exposure to interest rate fluctuations on certain of its long-term loans from affiliates. The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2010 and December 31, 2009, respectively, the Company held $512 million and $695 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

     At December 31, 2010, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $223 million. At December 31, 2010, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year and 30-year U.S. Treasury Notes, having initial margin requirements of $60 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $13 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2010 are exchange-traded and net settled daily in cash.

     Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

     Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2010, and December 31, 2009, respectively, were $84 million and $598 million, for which the Company had posted collateral of $99 million and $632 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2010, the Company would not have been required to post material collateral to its counterparties.

     Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
     ---------------------------------------------------------------------------
     Investment Gains (Losses)
     -------------------------

     Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

     Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

     Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments
   -----------------------------------------

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1        Quoted prices for identical instruments in active markets.
                  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 74.2% and 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

     At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 24.3% and 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

     Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010, and December 31, 2009, respectively, approximately $1,726 million and $1,678 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

     As disclosed in Note 3, at December 31, 2010 and 2009, respectively, the net fair value of freestanding derivative positions is approximately $540 million and $169 million or approximately 38.2% and 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

     The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $3 million at December 31, 2010 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2010.

     At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.5% and 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $277 million and $366 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,251 million and $1,707 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2010, the Company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

     Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $19 million at December 31, 2010 to recognize incremental counterparty non-performance risk.

     The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2010.

     Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

     Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2010 and 2009.

     Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

     Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

     The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

     Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     DAC
     ---

     Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life and investment-type contracts, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

     In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (6.72% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (12.72% net of product weighted average Separate Account fees) and 0% (-2.28% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

     If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in eleven quarters.

     At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks; related to these products would be recognized in current earnings (loss) while the related reserves do not fully and immediately reflect the immediate impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for Accumulator(R) products, subject to loss recognition testing.

     In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2010, the average rate of assumed investment yields, excluding policy loans, was 6% grading to 5.5% over 5 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

     Contractholder Bonus Interest Credits
     -------------------------------------

     Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     AXA Equitable issues or has issued certain variable annuity products with GMDB and GWBL features. AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

     For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 10.7% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

     At December 31, 2010, participating policies, including those in the Closed Block, represent approximately 7.5% ($25 billion) of directly written life insurance in-force, net of amounts ceded.

     Separate Accounts
     -----------------

     Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

     The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were gains (losses) of $10,117 million, $15,465 million and $(33,913) million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

     The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

     Recognition of Investment Management Revenues and Related Expenses
     ------------------------------------------------------------------

     Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

     Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2010 was not impaired.

     AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

     Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2010. These assumptions are updated periodically.Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

     Goodwill and Other Intangible Assets
     ------------------------------------

     Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2010 impairment testing performed as of December 31, 2010, management determined that goodwill was not impaired.

     Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

     Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2010.

     Other Accounting Policies
     -------------------------

     Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

     AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Discontinued operations include real estate held-for-sale.

     Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

     At December 31, 2010 and 2009, AXA Equitable did not have any real estate held-for-sale. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2010 were not significant.

3)   INVESTMENTS

     Fixed Maturities and Equity Securities
     --------------------------------------

     The following table provides information relating to fixed maturities and equity securities classified as AFS:


                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION


                                                            GROSS              GROSS
                                        AMORTIZED         UNREALIZED        UNREALIZED                             OTTI
                                           COST             GAINS             LOSSES          FAIR VALUE        IN AOCI (3)
                                     ----------------- ----------------- ------------------ ---------------- ------------------
                                                                           (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed maturities:
    Corporate....................... $      20,494      $     1,348      $         110      $    21,732      $           -
    U.S. Treasury, government
     and agency(4)..................         1,986               18                 88            1,916                  -
    States and
     political subdivisions.........           516               11                 16              511                  -
    Foreign governments.............           502               59                  1              560                  -
    Commercial mortgage-backed......         1,473                5                375            1,103                 19
    Residential mortgage-backed (1).         1,601               67                  -            1,668                  -
    Asset-backed (2) ...............           245               13                 12              246                  7
    Redeemable preferred stock......         1,364               23                 66            1,321                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------
     Total Fixed Maturities.........        28,181            1,544                668           29,057                 26

Equity securities...................            26                -                  3               23                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------

Total at December 31, 2010.......... $      28,207      $     1,544      $         671      $    29,080      $          26
                                     ================= ================= ================== ================ ==================

December 31, 2009
-----------------
Fixed maturities:
    Corporate....................... $      19,438      $       991      $         235      $    20,194                  1
    U.S. Treasury, government
     and agency.....................         1,830               13                153            1,690                  -
    States and
     political subdivisions.........           389                7                 14              382                  -
    Foreign governments.............           270               32                  -              302                  -
    Commercial mortgage-backed......         1,980                2                492            1,490                  2
    Residential mortgage-backed (1).         1,605               46                  1            1,650                  -
    Asset-backed (2) ...............           278               11                 21              268                  8
    Redeemable preferred stock......         1,707                9                222            1,494                  -
                                     ----------------- ----------------- ------------------ -----------------------------------
     Total Fixed Maturities.........        27,497            1,111              1,138           27,470                 11

Equity securities...................            44               10                  -               54                  -
                                     ----------------- ----------------- ------------------ -----------------------------------

Total at December 31, 2009.......... $      27,541      $     1,121      $       1,138      $    27,524      $          11
                                     ================= ================= ================== ===================================


     (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
     (3) Amounts represent OTTI losses in AOCI, which were not included in earnings in accordance with current accounting guidance.
     (4) Reflects $122 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

     At December 31, 2010 and 2009, respectively, the Company had trading fixed maturities with an amortized cost of $207 million and $115 million and carrying values of $208 million and $126 million. Gross unrealized gains on trading fixed maturities were $3 million and $12 million and gross unrealized losses were $2 million and $1 million for 2010 and 2009, respectively.

     The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                 AMORTIZED
                                                                   COST            FAIR VALUE
                                                              ----------------   ----------------
                                                                        (IN MILLIONS)
Due in one year or less.....................................   $    2,234         $    2,265
Due in years two through five...............................        8,210              8,721
Due in years six through ten................................        8,612              9,155
Due after ten years.........................................        4,442              4,578
                                                              ----------------   ----------------
    Subtotal................................................       23,498             24,719
Commercial mortgage-backed securities.......................        1,473              1,103
Residential mortgage-backed securities......................        1,601              1,668
Asset-backed securities.....................................          245                246
                                                              ----------------   ----------------
Total     ..................................................   $   26,817         $   27,736
                                                              ================   ================

The Company recognized OTTI on AFS fixed maturities as follows:


                                                                      December 31,
                                                  ------------------------------------------------------
                                                        2010              2009               2008
                                                  -----------------  ----------------  -----------------
                                                                      (IN MILLIONS)
 Credit losses recognized in earnings (loss) (1).. $     (282)        $    (168)        $     (286)
 Non-credit losses recognized in OCI..............        (18)               (6)                 -
                                                  -----------------  ----------------  -----------------
 Total OTTI....................................... $     (300)        $    (174)        $     (286)
                                                  =================  ================  =================

 (1) During 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

     The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                 2010              2009
                                                                                            --------------- -------------------
                                                                                                      (IN MILLIONS)
Balances at January 1, 2010 and March 31, 2009, respectively.............................    $     (146)     $         -
Cumulative adjustment related to implementing new accounting guidance on April 1, 2009...             -             (122)
Impact of consolidation of Wind-Up Annuities business....................................             -               (6)
Previously recognized impairments on securities that matured, paid, prepaid or sold......            99              146
Recognized impairments on securities impaired to fair value this period (1)..............            (6)              (3)
Impairments recognized this period on securities not previously impaired.................          (268)            (143)
Additional impairments this period on securities previously impaired.....................            (8)             (22)
Increases due to passage of time on previously recorded credit losses....................             -                -
Accretion of previously recognized impairments due to increases in expected cash flows...             -                -
                                                                                            --------------- -------------------
Balances at December 31,.................................................................    $     (329)     $      (150)
                                                                                            =============== ===================


   (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

     Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                         DECEMBER 31,
                                                                              -----------------------------------
                                                                                   2010               2009
                                                                              ----------------  -----------------
                                                                                        (IN MILLIONS)
      AFS Securities:
        Fixed maturities:
          With OTTI losses...................................................  $       (16)      $       (11)
          All other..........................................................          892               (16)
        Equity securities....................................................           (3)               10
                                                                              ----------------  -----------------
      Net Unrealized Gains (Losses)..........................................  $       873       $       (17)
                                                                              ================  =================

     Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES         (LIABILITY)      GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $      (11)        $          6      $           -       $          2       $         (3)
Net investment gains (losses)
  arising during the period...........           3                    -                  -                  -                  3
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..           9                    -                  -                  -                  9
     Excluded from Net
       earnings (loss) (1)............         (17)                   -                  -                  -                (17)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                   (3)                 -                  -                 (3)
     Deferred income taxes............           -                    -                  -                  2                  2
     Policyholders liabilities........           -                    -                  2                  -                  2
                                        ---------------    --------------    ----------------    ---------------    ----------------
Balance, December 31, 2010............  $      (16)        $          3      $           2       $          4       $         (7)
                                        ===============    ==============    ================    ===============    ================

    (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
         (loss) for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $       (6)        $        (29)     $           -       $         (3)      $        (38)
Net investment gains (losses)
  arising during the period...........         680                    -                  -                  -                680
Reclassification adjustment for OTTI
   losses:
     Included in Net earnings (loss)..         198                    -                  -                  -                198
     Excluded from Net
       earnings (loss) (1)............          17                    -                  -                  -                 17
Impact of net unrealized investment
   gains (losses) on:
     DAC..............................           -                 (106)                 -                  -               (106)
     Deferred income taxes............           -                    -                  -               (220)              (220)
     Policyholders liabilities........           -                    -               (121)                 -               (121)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2010............  $      889         $       (135)     $        (121)      $       (223)      $        410
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


       Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses


                                                                                                                       AOCI Gain
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities         (Liability)      Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $        -         $          -      $           -       $          -       $          -
Cumulative impact of implementing
  new guidance........................          (7)                   1                  -                  2                 (4)
Net investment gains (losses)
  arising during the period...........         (21)                   -                  -                  -                (21)
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..          22                    -                  -                  -                 22
     Excluded from Net
       earnings (loss) (1)............         (5)                   -                  -                  -                 (5)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                    5                  -                  -                  5
     Deferred income taxes............           -                    -                  -                  -                  -
     Policyholders liabilities........           -                    -                  -                  -                  -
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $      (11)        $          6      $           -       $          2       $         (3)
                                        ==============     =============     ===============     ==============     ===============


  (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

           All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                         AOCI
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities        (Liability)       Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $   (2,385)        $        554      $           -       $       681        $   (1,150)
Cumulative impact of implementing
  new guidance........................        (108)                  19                  -                31               (58)
Net investment gains (losses)
  arising during the period...........       2,657                    -                  -                 -             2,657
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..        (115)                   -                  -                 -              (115)
     Excluded from Net
       earnings (loss) (1)............           5                    -                  -                 -                 5
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                 (602)                 -                 -              (602)
     Deferred income taxes............           -                    -                  -              (715)             (715)
     Policyholders liabilities........           -                    -                  -                 -                 -
Impact of consolidation of
     Wind-up Annuities business.......         (60)                   -                  -                 -               (60)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $       (6)        $        (29)     $           -       $        (3)       $      (38)
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

     The following tables disclose the fair values and gross unrealized losses of the 550 issues at December 31, 2010 and the 744 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                              DECEMBER 31, 2010
                           -----------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS          12 MONTHS OR LONGER                  TOTAL
                           --------------------------- ------------------------------ ------------------------------
                                              GROSS                        GROSS                         GROSS
                                            UNREALIZED                   UNREALIZED                    UNREALIZED
                             FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                           ------------- ------------- --------------- ------------- --------------- ---------------
                                                                (IN MILLIONS)
  Fixed maturities:
    Corporate............. $     1,999    $      (68)    $      394    $       (42)   $    2,393     $     (110)
    U.S. Treasury,
      government and
      agency..............         820           (42)           171            (46)          991            (88)
    States and political
      subdivisions........         225            (9)            33             (7)          258            (16)
    Foreign governments...          77            (1)            10              -            87             (1)
    Commercial
      mortgage-backed.....          46            (3)           936           (372)          982           (375)
    Residential
      mortgage-backed.....         157             -              2              -           159              -
    Asset-backed..........          23             -             65            (12)           88            (12)
    Redeemable
      preferred stock.....         345            (7)           689            (59)        1,034            (66)
                           ------------   ------------   -----------   ------------   ------------   ------------

   Total.................. $     3,692    $     (130)    $    2,300    $      (538)   $    5,992     $     (668)
                           ============   ============   ===========   ============   ============   ============

                                                             December 31, 2009
                          -----------------------------------------------------------------------------------------
                            Less Than 12 Months (1)       12 Months or Longer (1)                Total
                          ----------------------------  ----------------------------  -----------------------------
                                             Gross                        Gross                         Gross
                                          Unrealized                    Unrealized                    Unrealized
                            Fair Value      Losses       Fair Value       Losses       Fair Value       Losses
                          -------------- -------------  ------------- --------------  ------------- ---------------
                                                               (In Millions)

Fixed maturities:
  Corporate.............  $     2,043    $      (54)    $    2,023    $     (181)    $    4,066     $     (235)
  U.S. Treasury,
    government and
    agency..............        1,592          (152)             -             -          1,592           (152)
  States and political
    subdivisions........          210           (10)            23            (4)           233            (14)
  Foreign governments...           41             -              5             -             46              -
  Commercial mortgage-
     backed.............           34           (16)         1,349          (476)         1,383           (492)
  Residential mortgage-
     backed.............           54             -              2             -             56              -
  Asset-backed..........           48            (9)            69           (13)           117            (22)
  Redeemable
    preferred stock.....           51            (7)         1,283          (216)         1,334           (223)
                          ------------   ------------   ------------  -------------  -------------  ---------------

Total...................  $     4,073    $     (248)    $    4,754    $     (890)    $    8,827     $   (1,138)
                          ============   ============   ============  =============  =============  ===============

    (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

     The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of .35% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2010 and 2009 were $142 million and $150 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $2,303 million and $2,212 million, or 8% and 8%, of the $28,181 million and $27,497 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $361 million and $456 million at December 31, 2010 and 2009, respectively.

     The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, the Company owned $30 million and $37 million in RMBS backed by subprime residential mortgage loans, and $17 million and $23 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

     At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $26 million.

     For 2010, 2009 and 2008, respectively, investment income is shown net of investment expenses of $60 million, $77 million and $101 million.

     At December 31, 2010 and 2009, respectively, the amortized cost of the Company's trading account securities was $482 million and $332 million with respective fair values of $506 million and $485 million. Also at December 31, 2010 and 2009, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $42 million and $38 million and costs of $41 million and $35 million as well as other equity securities with carrying values of $23 million and $54 million and costs of $26 million and $44 million.

     In 2010, 2009 and 2008, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $39 million, $133 million and $(388) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings
     (loss).

     Mortgage Loans
     --------------

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0 million and $0 million at December 31, 2010 and 2009, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively.

     Valuation Allowances for Mortgage Loans:
     ----------------------------------------

     Allowance for credit losses for mortgage loans in 2010 are as follows:


                                                                                  MORTGAGE LOANS
                                                               -----------------------------------------------------
                                                                 COMMERCIAL         AGRICULTURAL          TOTAL
                                                               ---------------     ---------------     -------------
ALLOWANCE FOR CREDIT LOSSES:                                                        (IN MILLIONS)
Beginning balance, January 1............................       $          -       $          -        $          -
      Charge-offs.......................................                  -                  -                   -
      Recoveries........................................                  -                  -                   -
      Provision.........................................                 18                  -                  18
                                                               --------------     --------------      --------------
Ending Balance, December 31.............................       $         18       $          -                  18
                                                               ==============     ==============      ==============

Ending Balance, December 31:
      Individually Evaluated for Impairment.............       $         18       $          -        $         18
                                                               ==============     ==============      ==============

      Collectively Evaluated for Impairment.............       $          -       $          -        $          -
                                                               ==============     ==============      ==============

      Loans Acquired with Deteriorated
         Credit Quality.................................       $          -       $          -        $          -
                                                               ==============     ==============      ==============


     Investment valuation allowances for mortgage loans and changes for 2009 and 2008 follow:

                                                                   2009              2008
                                                             -----------------  ----------------
                                                                       (In Millions)
       Balances, beginning of year.......................    $         -        $         1
       Additions charged to income.......................              -                  -
       Deductions for writedowns and
         asset dispositions..............................              -                 (1)
                                                             -----------------  ----------------
       Balances, End of Year.............................    $         -        $         -
                                                             =================  ================

       Balances, end of year comprise:
         Mortgage loans on real estate...................    $         -        $         -
                                                             -----------------  ----------------
       Total    .........................................    $         -        $         -
                                                             =================  ================

     The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2010.

        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                        COMMERCIAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $      59   $       -  $      -    $      52  $       -   $       -  $     111
   50% - 70%.............               32         109        111         467         55           -        774
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        402          61        574
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Commercial
   Mortgage Loans........        $     285   $     144  $     604   $     945  $     581   $     111  $   2,670
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                       AGRICULTURAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     155   $      80  $     162   $     243  $     186   $       5  $     831
   50% - 70%.............               52          13        134         150        107          24        480
   70% - 90%.............                -           -          -           -          -           -          -
   90% plus..............                -           -          -           -          3           -          3
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Agricultural
   Mortgage Loans........        $     207   $      93  $     296   $     393  $     296   $      29  $   1,314
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------

                                                           TOTAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     214   $      80  $     162   $     295  $     186   $       5  $     942
   50% - 70%.............               84         122        245         617        162          24      1,254
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        405          61        577
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Mortgage Loans.....        $     492   $     237  $     900   $   1,338  $     877   $     140  $   3,984
                                 =========   =========  =========   =========  =========   =========  =========

  (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

  (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

     The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                        RECORDED
                                                              GREATER                                                  INVESTMENT
                                                                THAN                                      TOTAL         > 90 DAYS
                                     30-59         60-89         90                                     FINANCING          AND
                                      DAYS         DAYS         DAYS       TOTAL           CURRENT     RECEIVABLES      ACCRUING
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $        -    $        -   $       -   $        -       $    2,670    $    2,670      $       -
    Agricultural...........                -             -           5            5            1,309         1,314              3
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
TOTAL......................       $        -    $        -   $       5   $        5       $    3,979    $    3,984      $       3
                                  ==========    ==========   =========   ==========       ==========    ===========     =========


    The following table provides information regarding impaired loans at December 31, 2010:


                            IMPAIRED MORTGAGE LOANS

                                                  UNPAID                       AVERAGE        INTEREST
                                  RECORDED      PRINCIPAL       RELATED        RECORDED        INCOME
                                  INVESTMENT     BALANCE       ALLOWANCE      INVESTMENT     RECOGNIZED
                                  ----------    ---------      ---------      ----------     ----------
                                                               (IN MILLIONS)
With no related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $        -    $       -      $       -      $        -     $        -
  Agricultural mortgage
    loans..................                3            3              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $        3    $       3      $       -      $        -     $        -
                                  ==========    =========      =========      ==========     ==========

With related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $      122    $     122      $     (18)     $       24     $        2
  Agricultural mortgage
    loans..................                -            -              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $      122    $     122      $     (18)     $       24     $        2
                                  ==========    =========      =========      ==========     ==========

     During 2009 and 2008, respectively, the Company's average recorded investment in impaired mortgage loans was $0 million and $8 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $1 million for 2009 and 2008 respectively.

     There were no impaired mortgage loans with the related investment valuation allowances at December 31, 2009.

     Equity Real Estate
     ------------------

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2010 and 2009, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2010, 2009 and 2008 no real estate was acquired in satisfaction of debt.

     Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2010 and 2009, respectively. Depreciation expense on real estate totaled $0 million, $8 million and $18 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, AXA Equitable's equity real estate portfolio had no valuation allowances.

     Equity Method Investments
     -------------------------

     Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,459 million and $1,308 million, respectively, at December 31, 2010 and 2009. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $131 million and $91 million, respectively, at December 31, 2010 and 2009. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $173 million, $(78) million and $(58) million, respectively, for 2010, 2009 and 2008.

     Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (3 and 3 individual ventures at December 31, 2010 and 2009, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost.....................   $      557        $       547
       Investments in securities, generally at fair value..................           40                 34
       Cash and cash equivalents...........................................            4                 20
       Other assets........................................................           62                  1
                                                                             ----------------  -----------------
       Total Assets........................................................   $      663        $       602
                                                                             ================  =================

       Borrowed funds - third party........................................   $      299        $       310
       Other liabilities...................................................            7                 15
                                                                             ----------------  -----------------
       Total liabilities...................................................          306                325
                                                                             ----------------  -----------------

       Partners' capital...................................................          357                277
                                                                             ----------------  -----------------
       Total Liabilities and Partners' Capital.............................   $      663        $       602
                                                                             ================  =================

       The Company's Carrying Value in
         Those Entities Included Above.....................................   $      196        $       155
                                                                             ================  =================

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       STATEMENTS OF EARNINGS (LOSS)
       Revenues of real estate joint ventures............  $     110          $       30        $        60
       Net revenues of other limited partnership
         interests.........................................        3                  (5)                 -
       Interest expense - third party....................        (22)                 (7)               (14)
       Other expenses....................................        (59)                (17)               (37)
                                                          ----------------   ----------------  -----------------
       Net Earnings (Loss)...............................  $      32          $        1        $         9
                                                          ================   ================  =================

       The Company's Equity in Net Earnings (Loss) of
         Those Entities Included Above................... $       18         $         2       $         12
                                                          ================   ================  =================

     Derivatives
     -----------

     The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.


                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                     FAIR VALUE
                                                         ----------------------------------    GAINS (LOSSES)
                                          NOTIONAL            ASSET            LIABILITY       REPORTED IN NET
                                           AMOUNT          DERIVATIVES        DERIVATIVES      EARNINGS (LOSS)
                                        ------------       -----------        -----------      ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts (1):
   Futures........................      $      3,772       $          -       $          -     $        (815)
   Swaps..........................               734                  -                 27               (79)
   Options........................             1,070                  5                  1               (49)

Interest rate contracts (1):
   Floors.........................             9,000                326                  -               157
   Swaps      ....................             5,352                201                134               250
   Futures    ....................             5,151                  -                  -               289
   Swaptions  ....................             4,479                171                  -               (38)

Other freestanding contracts (1,4):
   Foreign currency Contracts.....               133                  -                  1                 1
                                                                                               ---------------
   NET INVESTMENT INCOME (LOSS)...                                                                      (284)
                                                                                               ---------------


EMBEDDED DERIVATIVES:
GMIB reinsurance contracts (2)....                 -              4,606                  -             2,350

GWBL and other features (3).......                 -                  -                 38                17
                                        ------------       ------------       ------------     ---------------
Balances, Dec. 31, 2010...........      $     29,691       $      5,309       $        201     $       2,083
                                        ============       ============       ============     ===============


     (1) Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.
     (4)  Reported in Commissions, fees and other income.

                       Derivative Instruments by Category
                   At or For the Year Ended December 31, 2009


                                                                   Fair Value
                                                         --------------------------------      Gains (Losses)
                                                                               Liability       Reported In Net
                                       Notional Amount   Asset Derivatives    Derivatives      Earnings (Loss)
                                       ---------------   -----------------    -----------      ---------------
                                                                     (In Millions)
Freestanding derivatives:
Equity contracts(1):
   Futures........................      $      3,399       $          -       $          -      $     (1,142)
   Swaps..........................               801                  1                 19              (271)
   Options........................            11,650                920              1,139              (818)

Interest rate contracts (1):
   Floors.........................            15,000                300                  -              (128)
   Swaps..........................             2,100                 86                 25              (178)
   Futures........................             3,791                  -                  -              (526)
   Swaptions......................             1,200                 44                  -               (17)

Other freestanding contracts (2):.                 -                  -                  -                 -

                                                                                                ------------
   Net investment income (loss)                                                                       (3,080)
                                                                                                ------------
Embedded derivatives:
GMIB reinsurance contracts (2)....                 -              2,256                  -            (2,566)

GWBL and other features (3).......                 -                  -                 55               218
                                        ------------       ------------       ------------      ------------
Balances, Dec. 31, 2009...........      $     37,941       $      3,607       $      1,238      $     (5,428)
                                        ============       ============       ============      ============

     (1)  Reported in Other invested assets in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.

4)   GOODWILL AND OTHER INTANGIBLE ASSETS

     The carrying value of goodwill related to AllianceBernstein totaled $3,456 million and $3,410 million at December 31, 2010 and 2009, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2010 and 2009 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

     The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2010, the impairment test indicated that goodwill was not impaired.

     The gross carrying amount of AllianceBernstein related intangible assets were $559 million and $555 million at December 31, 2010 and 2009, respectively and the accumulated amortization of these intangible assets were $313 million and $289 million at December 31, 2010 and 2009, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $24 million for 2010, 2009 and 2008, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2010, management determined that these intangible assets were not impaired.

     On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of a $14 million cash payment, $3 million of assumed liabilities and $32 million of contingent consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill.

     At December 31, 2010 and 2009, respectively, net deferred sales commissions totaled $76 million and $90 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2010 net asset balance for each of the next five years is $34 million, $20 million, $15 million, $6 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2010, AllianceBernstein determined that the deferred sales commission asset was not impaired.

     If market conditions deteriorate significantly and securities valuations remain depressed for prolonged periods of time, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2010 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings (loss).

5)  CLOSED BLOCKS

    Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                            DECEMBER 31,
                                                                                -------------------------------------
                                                                                      2010                2009
                                                                                -----------------    ----------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other...    $     8,272          $    8,412
        Policyholder dividend obligation....................................            119                   -
        Other liabilities...................................................            142                  70
                                                                                -----------------    ----------------
        Total Closed Block liabilities......................................          8,533               8,482
                                                                                -----------------    ----------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
          cost of $5,416 and $5,575)........................................          5,605               5,631
        Mortgage loans on real estate.......................................            981               1,029
        Policy loans........................................................          1,119               1,158
        Cash and other invested assets......................................            281                  68
        Other assets........................................................            245                 264
                                                                                -----------------    ----------------
        Total assets designated to the Closed Block.........................          8,231               8,150
                                                                                -----------------    ----------------

        Excess of Closed Block liabilities over assets designated to
          the Closed Block..................................................            302                 332

        Amounts included in accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses) net of deferred income tax (expense) benefit of $(28) and $(23) and policyholder
             dividend obligation of $(119) and $0...........................             53                  44
                                                                                -----------------    ----------------

        Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities............................................    $       355          $      376
                                                                                =================    ================

       AXA Equitable's Closed Block revenues and expenses follow:

                                                                 2010              2009              2008
                                                            ----------------  ----------------  ----------------
                                                                               (IN MILLIONS)

        REVENUES:
        Premiums and other income.......................... $     365         $     382          $     393
        Investment income (loss) (net of investment
           expenses of $0, $1, and $0).....................       468               482                496
        Investment gains (losses), net:
           Total OTTI losses...............................       (31)              (10)               (46)
            Portion of loss recognized in
              other comprehensive income (loss)............         1                 -                  -
                                                            ---------------- -----------------  ----------------
                Net impairment losses recognized...........       (30)              (10)               (46)
            Other investment gains (losses), net...........         7                 -                 (2)
                                                            ---------------- -----------------  ----------------
                Total investment gains (losses), net.......       (23)              (10)               (48)
                                                            ---------------- -----------------  ----------------
        Total revenues.....................................       810               854                841
                                                            ---------------- -----------------  ----------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends..............       776               812                819
        Other operating costs and expenses.................         2                 2                  7
                                                            ---------------- -----------------  ----------------
        Total benefits and other deductions................       778               814                826
                                                            ---------------- -----------------  ----------------

        Net revenues, before income taxes..................        32                40                 15
        Income tax (expense) benefit.......................       (11)              (14)                (5)
                                                            ---------------- -----------------  ----------------
        Net Revenues....................................... $      21         $      26          $      10
                                                            ================ =================  ================

     A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010               2009
                                                                           -----------------  ------------------
                                                                                      (IN MILLIONS)
      Balances, beginning of year.........................................  $         -        $        -
      Unrealized investment gains (losses)................................          119                 -
                                                                           -----------------  ------------------
      Balances, End of year...............................................  $       119        $        -
                                                                           =================  ==================

     Impaired mortgage loans along with the related investment valuation allowances follows:


                                                                                     DECEMBER 31,
                                                                          ------------------------------------
                                                                               2010                2009
                                                                          ----------------    ----------------
                                                                                     (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances....    $        62         $         -
      Impaired mortgage loans without investment valuation allowances.              3                   -
                                                                          ----------------    ----------------
      Recorded investment in impaired mortgage loans..................             65                   -
      Investment valuation allowances.................................             (7)                  -
                                                                          ----------------    ----------------
      Net Impaired Mortgage Loans.....................................    $        58         $         -
                                                                          ================    ================

     During 2010, 2009 and 2008, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $13 million, $0 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1 million, $0 million and $0 million for 2010, 2009 and 2008, respectively.

     Valuation allowances on mortgage loans at December 31, 2010 and 2009 were $7 million and $0 million, respectively. Writedowns of fixed maturities were $30 million, $10 million and $46 million for 2010, 2009 and 2008, respectively.

6)   CONTRACTHOLDER BONUS INTEREST CREDITS

     Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                        DECEMBER 31,
                                                                             ------------------------------------
                                                                                  2010               2009
                                                                             ----------------  ------------------
                                                                                        (IN MILLIONS)

       Balance, beginning of year..........................................   $    795          $     808
       Contractholder bonus interest credits deferred .....................         39                 61
       Amortization charged to income .....................................        (62)               (74)
                                                                             ----------------  ------------------
       Balance, End of Year ...............................................   $    772          $     795
                                                                             ================  ==================

7)   FAIR VALUE DISCLOSURES

     Assets and liabilities are measured at fair value on a recurring basis and are summarized below:


                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010

                                                   LEVEL 1            LEVEL 2            LEVEL 3              TOTAL
                                                ---------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
      Corporate..........................       $         7        $     21,405       $        320       $     21,732
      U.S. Treasury, government
        and agency.......................                 -               1,916                  -              1,916
      States and political subdivisions..                 -                 462                 49                511
      Foreign governments................                 -                 539                 21                560
      Commercial mortgage-backed.........                 -                   -              1,103              1,103
      Residential mortgage-backed (1)....                 -               1,668                  -              1,668
      Asset-backed (2)...................                 -                  98                148                246
      Redeemable preferred stock.........               207               1,112                  2              1,321
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................               214              27,200              1,643             29,057
                                                --------------     --------------     --------------     ---------------
   Other equity investments..............                53                   -                 13                 66
   Trading securities....................               425                  81                  -                506
   Other invested assets:
      Short-term investments.............                 -                 148                  -                148
      Swaps..............................                 -                  40                  -                 40
      Futures............................                 -                   -                  -                  -
      Options............................                 -                   4                  -                  4
      Floors.............................                 -                 326                  -                326
      Swaptions..........................                 -                 171                  -                171
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................                 -                 689                  -                689
                                                --------------     --------------     --------------     ---------------
Cash equivalents.........................             1,693                   -                  -              1,693
Segregated securities....................                 -               1,110                  -              1,110
GMIB reinsurance contracts...............                 -                   -              4,606              4,606
Separate Accounts' assets................            89,647               2,160                207             92,014
                                                --------------     --------------     --------------     ---------------
        Total Assets.....................       $    92,032        $      31,240      $      6,469       $    129,741
                                                ==============     ==============     ==============     ===============
LIABILITIES
GWBL and other features' liability.......       $         -        $           -      $         38       $         38
                                                --------------     --------------     --------------     ---------------
        Total Liabilities................       $         -        $           -      $         38       $         38
                                                ==============     ==============     ==============     ===============

          (1) Includes publicly traded agency pass-through securities and collateralized obligations.
          (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2009


                                               Level 1            Level 2            Level 3             Total
                                           ----------------   ----------------    ---------------   ----------------
                                                                        (In Millions)
Assets
Investments:
 Fixed maturities, available-for-sale:
    Corporate........................      $         -        $     19,728        $       466       $     20,194
    U.S. Treasury, government
      and agency.....................                -               1,690                  -              1,690
    States and political subdivisions                -                 334                 47                381
    Foreign governments..............                -                 281                 21                302
    Commercial mortgage-backed.......                -                   -              1,490              1,490
    Residential mortgage-backed (1)..                -               1,651                  -              1,651
    Asset-backed (2).................                -                  51                217                268
    Redeemable preferred stock.......              191               1,291                 12              1,494
                                           ---------------    ---------------     --------------    ---------------
      Subtotal.......................              191              25,026              2,253             27,470
 Other equity investments............               90                   -                  1                 91
 Trading securities..................              423                  61                  1                485
 Other invested assets...............                -                 (36)               300                264
Cash equivalents.....................            1,367                   -                  -              1,367
Segregated securities................                -                 986                  -                986
GMIB reinsurance contracts...........                -                   -              2,256              2,256
Separate Accounts' assets............           82,102               1,684                230             84,016
                                           ---------------    ---------------     --------------    ---------------
    Total Assets.....................      $    84,173        $      27,721       $     5,041       $    116,935
                                           ===============    ===============     ==============    ===============

Liabilities
GWBL and other features' liability...      $         -        $           -       $        55       $         55
                                           ---------------    ---------------     --------------    ---------------
    Total Liabilities................      $         -        $           -       $        55       $         55
                                           ===============    ===============     ==============    ===============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

     In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

     The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2010 and 2009, respectively:


                                                      LEVEL 3 INSTRUMENTS
                                                    FAIR VALUE MEASUREMENTS
                                                         (IN MILLIONS)

                                                 U.S.
                                              TREASURY,    STATE AND                 COMMERCIAL      RESIDENTIAL
                                               GOVT AND    POLITICAL     FOREIGN      MORTGAGE-        MORTGAGE-       ASSET-
                                 CORPORATE      AGENCY   SUB-DIVISIONS    GOVTS        BACKED           BACKED         BACKED
                                 ---------    ---------  -------------  ---------    ----------      -----------     ---------
Balance, January 1, 2010....     $     466    $       -     $      47   $      21     $   1,490       $       -      $     217
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment
      income (loss).........             4            -             -           -             2               -              -
    Investment gains
      (losses), net.........             6            -             -           -          (271)              -              1
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..             -            -             -           -             -               -              -
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
      Subtotal..............            10            -             -           -          (269)              -              1
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
   Other comprehensive
    income (loss)...........             3            -             3           -           119               -             14
Purchases/issuances.........            22            -             -           -             -               -              -
Sales/settlements...........           (88)           -            (1)          -          (237)              -            (40)
Transfers into/out of
 Level 3 (2)................           (93)           -             -           -             -               -            (44)
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
Balance, Dec. 31, 2010......     $     320    $       -     $      49   $      21     $   1,103       $       -      $     148
                                 =========    =========   ===========   =========    ==========      ==========      =========


   (1)  Includes Trading Securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                         GWBL
                                         REDEEMABLE        OTHER             OTHER         GMIB           SEPARATE     AND OTHER
                                          PREFERRED        EQUITY           INVESTED    REINSURANCE       ACCOUNTS      FEATURES
                                           STOCK        INVESTMENTS(1)       ASSETS        ASSET           ASSETS      LIABILITY
                                         ----------     --------------     ----------   -----------      ----------    ----------
Balance, January 1, 2010............     $       12     $          2       $      300    $    2,256      $      230    $       55
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment income (loss)....              -                -                -             -               -             -
    Investment gains (losses), net..              4                -                -             -             (22)            -
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..........              -                -                -         2,150               -             -
    Policyholders' benefits.........              -                -                -             -               -           (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
      Subtotal......................              4                -                -         2,150             (22)          (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
   Other comprehensive
     income (loss)..................              -                -                -             -               -             -
Purchases/issuances.................              -                -                -           200               2            17
Sales/settlements...................            (14)              (2)               -             -              (8)            -
Transfers into/out of
 Level 3 (2)........................              -               13             (300)            -               5             -
                                         ----------     ------------       ----------   -----------      ----------    ----------
Balance, Dec. 31, 2010..............     $        2     $         13       $        -    $    4,606      $      207    $       38
                                         ==========     ============       ==========   ===========      ==========    ==========


   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 U.S.                       State and        Commer-        Residen-
                                               Treasury,                    Political         cial            tial
                                               Govt and       Foreign          Sub-         Mortgage-       Mortgage       Asset-
                                Corporate       Agency         Govts        divisions        backed          backed        backed
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, January 1, 2009..     $       411    $       -      $      64     $        55     $    1,587       $      -       $   304
 Total gains (losses),
  realized and unrealized,
  included in:
  Earnings (Loss) as:
  Net investment
    income (loss).........               2            -              -               -              3              -            (1)
  Investment gains
   (losses), net..........             (40)           -              -               -            (24)             -           (20)
  Increase (decrease) in
   the fair value of the
   reinsurance contracts..               -            -              -               -              -              -             -
                               -----------    ----------     ---------     -----------     ----------       --------       -------
     Subtotal.............             (38)           -              -               -            (21)             -           (21)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
 Other comprehensive
  income (loss)...........              14            -              3              (7)            49              -            20
Purchases/issuances......              107            -              1               -              -              -             -
Sales/settlements.........             (41)           -              -              (1)          (127)             -           (48)
Transfers into/out of
  Level 3 (2).............              13            -            (47)              -              2              -           (38)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, Dec. 31, 2009....     $       466    $       -      $      21     $        47     $    1,490       $      -       $   217
                               ===========    ==========     =========     ===========     ==========       ========       =======

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                  Redeem-                                                                                GWBL
                                   able             Other              Other           GMIB            Separate       and Other
                                 Preferred         Equity             Invested      Reinsurance         Accounts       Features
                                   Stock        Investments(1)         Assets          Asset             Assets       Liability
                                -----------     --------------      ------------    -----------       -----------     ----------
Balance, January 1, 2009....    $         2       $       2          $      547      $    4,822        $      334      $    273
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (Loss) as:
  Net investment
    income (loss) ..........              -               -                (357)              -                 -             -
  Investment gains
   (losses), net............            (45)              -                   -               -               (95)            -
  Increase (decrease)
   in the fair value of the
   reinsurance contracts....              -               -                   -          (2,746)                -             -
  Policyholders' benefits...              -               -                   -               -                 -          (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
     Subtotal...............            (45)              -                (357)         (2,746)              (95)         (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
 Other comprehensive
  income (loss).............             34               -                   -               -                 -             -
Purchases/issuances.........              -               -                   -             180                 1            12
Sales/settlements...........              -              (1)                110               -                (7)            -
Transfers into/out of
  Level 3 (2)...............             21               1                   -               -                (3)            -
                                -----------     -------------        -----------     -----------       -----------    -----------
Balance, Dec. 31, 2009......    $        12       $       2          $      300      $    2,256        $      230      $     55
                                ===========     =============        ===========     ===========       ===========    ===========

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                         EARNINGS (LOSS)
                                        --------------------------------------------------
                                                                              INCREASE
                                            NET           INVESTMENT       (DECREASE) IN
                                         INVESTMENT          GAINS         FAIR VALUE OF                             POLICY-
                                           INCOME          (LOSSES),        REINSURANCE                             HOLDERS'
                                           (LOSS)             NET            CONTRACTS             OCI              BENEFITS
                                        -------------    --------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2010
STILL HELD AT DECEMBER 31, 2010:
   Change in unrealized
   gains (losses):
     Fixed maturities,
      available-for-sale:
        Corporate...................    $      -         $       -         $        -         $       10         $           -
        U.S. Treasury, government
          and agency................           -                 -                  -                  -                     -
        State and political
          subdivisions..............           -                 -                  -                  2                     -
        Foreign governments.........           -                 -                  -                  1                     -
        Commercial
          mortgage-backed...........           -                 -                  -                 92                     -
        Residential
          mortgage-backed...........           -                 -                  -                  -                     -
        Asset-backed................           -                 -                  -                 13                     -
        Redeemable preferred stock..           -                 -                  -                  -                     -
                                        ------------     --------------    --------------     --------------     ---------------
            Subtotal................           -                 -                  -                118                     -
                                        ------------     --------------    --------------     --------------     ---------------
      Equity securities,
        available-for-sale..........           -                 -                  -                  -                     -
     Other equity investments.......           -                 -                  -                  -                     -
     Other invested assets..........           -                 -                  -                  -                     -
     Cash equivalents...............           -                 -                  -                  -                     -
     Segregated securities..........           -                 -                  -                  -                     -
     GMIB reinsurance contracts.....           -                 -              2,350                  -                     -
     Separate Accounts' assets......           -               (21)                 -                  -                     -
     GWBL and other
        features' liability.........           -                 -                  -                  -                    17
                                        ------------     --------------    --------------     --------------     ---------------
         Total......................    $      -         $     (21)        $    2,350         $      118         $          17
                                        ============     ==============    ==============     ==============     ===============

                                                        Earnings (Loss)
                                      ----------------------------------------------------
                                                                              Increase
                                            Net            Investment      (Decrease) in
                                        Investment           Gains         Fair Value of                             Policy-
                                          Income           (Losses),        Reinsurance                             holders'
                                          (Loss)              Net            Contracts             OCI              Benefits
                                      ----------------    -------------    ---------------    ---------------    ----------------
                                                                            (In Millions)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized
   gains (losses)
     Fixed maturities,
      available-for-sale:
        Corporate...................  $         -        $       -         $        -         $       (2)        $         -
        U.S. Treasury, government
          and agency................            -                -                  -                  -                   -
        State and political
          subdivisions..............            -                -                  -                 (7)                  -
        Foreign governments.........            -                -                  -                  2                   -
        Commercial
          mortgage-backed...........            -                -                  -                 37                   -
        Residential
          mortgage-backed...........            -                -                  -                  -                   -
        Asset-backed................            -                -                  -                  7                   -
        Redeemable preferred stock..            -                -                  -                 34                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
            Subtotal................            -                -                  -                 71                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
      Equity securities,
        available for sale..........            -                -                  -                  -                   -
     Other equity investments.......            -                -                  -                  -                   -
     Other invested assets..........         (247)               -                  -                  -                   -
     Cash equivalents...............            -                -                  -                  -                   -
     Segregated securities..........            -                -                  -                  -                   -
     GMIB reinsurance contracts.....            -                -             (2,566)                 -                   -
     Separate Accounts' assets......            -              (96)                 -                  -                   -
     GWBL and other
        features' liability.........            -                -                  -                  -                 218
                                      ----------------    -------------    ---------------    ---------------    ----------------
         Total......................  $      (247)        $    (96)        $   (2,566)        $       71         $       218
                                      ================    =============    ===============    ===============    ================

     The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented in the table below.


                                                                        DECEMBER 31,
                                              ------------------------------------------------------------------
                                                           2010                              2009
                                              --------------------------------  --------------------------------
                                                 CARRYING           FAIR           Carrying           Fair
                                                  VALUE            VALUE            Value            Value
                                              ---------------  ---------------  ---------------  ---------------
                                                                        (IN MILLIONS)

       Consolidated:
       -------------
         Mortgage loans on real estate.......  $    3,571       $    3,669       $    3,555       $   3,547
         Other limited partnership interests.       1,451            1,451            1,308           1,308
         Policyholders liabilities:
           Investment contracts..............       2,609            2,679            2,721           2,729
         Long-term debt......................         200              228              200             226
         Loans to affiliates.................       1,045            1,101            1,048           1,077
       Closed Blocks:
       --------------
         Mortgage loans on real estate.......  $      981       $    1,015       $    1,029       $   1,021
         Other equity investments............           1                1                2               2
         SCNILC liability....................           7                7                8               8



8)   GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

     A)  Variable Annuity Contracts - GMDB, GMIB and GWBL
         ------------------------------------------------

     The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

       o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

       o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

       o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

       o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset; or

       o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                               GMDB               GMIB              TOTAL
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $     253          $      310        $       563
         Paid guarantee benefits.........................        (73)                 (8)               (81)
         Other changes in reserve........................        801               1,678              2,479
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2008......................        981               1,980              2,961
         Paid guarantee benefits.........................       (249)                (58)              (307)
         Other changes in reserve........................        355                (364)                (9)
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2009......................      1,087               1,558              2,645
         Paid guarantee benefits.........................       (208)                (45)              (253)
         Other changes in reserve........................        386                 798              1,184
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2010......................  $   1,265          $    2,311        $     3,576
                                                          ================   ================  =================

      Related GMDB reinsurance ceded amounts were:

                                                               GMDB
                                                          ----------------
                                                           (IN MILLIONS)

       Balance at January 1, 2008........................  $      27
         Paid guarantee benefits.........................         (7)
         Other changes in reserve........................        307
                                                          ----------------
       Balance at December 31, 2008......................        327
         Paid guarantee benefits.........................        (86)
         Other changes in reserve........................        164
                                                          ----------------
       Balance at December 31, 2009......................        405
         Paid guarantee benefits.........................        (81)
         Other changes in reserve........................        209
                                                          ----------------
       Balance at December 31, 2010......................  $     533
                                                          ================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                 PREMIUM        RATCHET        ROLL-UP          COMBO         TOTAL
                                             --------------  -------------  --------------  -------------  -------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account................    $   11,588     $     253       $      141    $       501    $    12,483
           Separate Accounts..............    $   29,171     $   7,591       $    4,263    $    34,802    $    75,827
        Net amount at risk, gross.........    $    1,114     $   1,071       $    2,607    $     9,999    $    14,791
        Net amount at risk, net of
           amounts reinsured..............    $    1,114     $     684       $    1,737    $     3,950    $     7,485
        Average attained age
            of contractholders............            50.0          62.7             67.8           63.2           53.8
        Percentage of contractholders
           over age 70....................             7.7%         26.0%            44.5%          26.0%          13.4%
        Range of contractually specified
           interest rates................           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%

      GMIB:
      -----
        Account values invested in:
           General Account................          N/A            N/A       $       31    $       607    $       638
           Separate Accounts..............          N/A            N/A       $    2,862    $    47,430    $    50,292
        Net amount at risk, gross.........          N/A            N/A       $    1,314    $     1,330    $     2,644
        Net amount at risk, net of
           amounts reinsured..............          N/A            N/A       $      387    $       313    $       700
        Weighted average years remaining
           until annuitization............          N/A            N/A                 .7            6.1            5.7
        Range of contractually
           specified interest rates......           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%


    The GWBL and other guaranteed benefits related liability not included above, were $38 million and $55 million at December 31, 2010 and 2009, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

     The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:



              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       GMDB:
          Equity...........................................................   $     48,904      $      41,447
          Fixed income.....................................................          3,980              3,957
          Balanced.........................................................         22,230             20,940
          Other............................................................            713              2,246
                                                                             ----------------  -----------------
          Total............................................................   $     75,827      $      68,590
                                                                             ================  =================

       GMIB:
          Equity...........................................................   $     31,837      $      27,837
          Fixed income.....................................................          2,456              2,514
          Balanced.........................................................         15,629             15,351
          Other............................................................            370                618
                                                                             ----------------  -----------------
          Total............................................................   $     50,292      $      46,320
                                                                             ================  =================

     C) Hedging Programs for GMDB, GMIB and GWBL Features
        -------------------------------------------------

     Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative instruments, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2010, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $39,377 million and $5,593 million, respectively, with the GMDB feature and $20,512 million and $320 million, respectively, with the GMIB feature.

     These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

     D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
        ------------------------------------------------------------------
        Guarantee
        ---------

     The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:


                                                              DIRECT           REINSURANCE
                                                             LIABILITY            CEDED               NET
                                                          ----------------   ----------------   ----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $      135         $     (108)        $       27
          Other changes in reserves......................          68                (45)                23
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2008......................         203               (153)                50
          Other changes in reserves......................          52                (21)                31
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2009......................         255               (174)                81
          Other changes in reserves......................         120                (57)                63
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2010......................  $      375         $     (231)        $      144
                                                          ================   ================   ================


9)   REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

     The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     At December 31, 2010, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 42.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 73.5% of its current liability exposure resulting from the GMIB feature. See Note 8.

     Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2010 and 2009 were $4,606 million and $2,256 million, respectively. The increases (decreases) in estimated fair value were $2,350 million, $(2,566) million and $1,567 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,332 million and $2,338 million of which $1,913 million and 2,077 million related to two specific reinsurers with AA-/A rating with the remainder of the reinsurers rated BBB and above. At December 31, 2010 and 2009, affiliated reinsurance recoverables related to insurance contracts amounted to $920 million and $690 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

     Reinsurance payables related to insurance contracts totaling $74 million and $80 million are included in other liabilities in the consolidated balance sheets at December 31, 2010 and 2009, respectively.

     The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $195 million and $207 million at December 31, 2010 and 2009, respectively.

     The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

     The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2010 and 2009 were $685 million and $648 million, respectively.

     The following table summarizes the effect of reinsurance:

                                                             2010               2009               2008
                                                        ----------------   ----------------  -----------------
                                                                            (IN MILLIONS)
     Direct premiums...................................  $     903          $      838        $       848
     Reinsurance assumed...............................        213                 202                194
     Reinsurance ceded.................................       (586)               (609)              (283)
                                                        ----------------   ----------------  -----------------
     Premiums .........................................  $     530          $      431        $       759
                                                        ================   ================  =================

     Universal Life and Investment-type Product
       Policy Fee Income Ceded.........................  $     210          $      197        $       169
                                                        ================   ================  =================
     Policyholders' Benefits Ceded.....................  $     536          $      485        $     1,222
                                                        ================   ================  =================
     Interest Credited to Policyholders' Account
       Balances Ceded..................................  $       -          $        -        $        33
                                                        ================   ================  =================

     Individual Disability Income and Major Medical
     ----------------------------------------------

     Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $90 million and $92 million at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, respectively, $1,622 million and $1,667 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Incurred benefits related to current year.........  $      30          $       38        $        36
       Incurred benefits related to prior years..........         10                   6                  4
                                                          ----------------   ----------------  -----------------
       Total Incurred Benefits...........................  $      40          $       44        $        40
                                                          ================   ================  =================

       Benefits paid related to current year.............  $      12          $       13        $        11
       Benefits paid related to prior years..............         30                  34                 29
                                                          ----------------   ----------------  -----------------
       Total Benefits Paid...............................  $      42          $       47        $        40
                                                          ================   ================  =================

10)    SHORT-TERM AND LONG-TERM DEBT

       Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010                2009
                                                                           -----------------   -----------------
                                                                                      (IN MILLIONS)
       Short-term debt:
       AllianceBernstein commercial paper
         (with interest rates of 0.3% and 0.2%)...........................  $      225          $       249
                                                                           -----------------   -----------------
       Total short-term debt..............................................         225                  249
                                                                           -----------------   -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015...................................         200                  200
                                                                           -----------------   -----------------
       Total long-term debt...............................................         200                  200
                                                                           -----------------   -----------------

       Total Short-term and Long-term Debt................................  $      425          $       449
                                                                           =================   =================

     Short-term Debt
     -----------------

     AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($13 million, as of December 31, 2010). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2010, there were no outstanding borrowings from FHLBNY.

     On December 9, 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1.00 billion with SCB LLC as an additional borrower.

     The 2010 AB Credit Facility replaces AllianceBernstein's existing $1.95 billion of committed credit lines (comprised of two separate lines - a $1.00 billion committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

     The 2010 AB Credit Facility will be available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1.00 billion commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

     As of December 31, 2010 and 2009, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

     In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $125 million while three lines have no stated limit.

     Long-term Debt
     --------------

     At December 31, 2010, the Company was not in breach of any long-term debt covenants.

11)  RELATED PARTY TRANSACTIONS

     Loans to Affiliates
     -------------------

     In September 2007, AXA issued $650 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

     On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

     Loans from Affiliates
     ---------------------

     In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

     In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     Other Transactions
     ------------------

     The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $59 million, $56 million and $76 million, respectively, for 2010, 2009 and 2008.

     In 2010, 2009 and 2008, respectively, the Company paid AXA Distribution and its subsidiaries $647 million, $634 million and $754 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $428 million, $402 million and $321 million, respectively, for their applicable share of operating expenses in 2010, 2009 and 2008, pursuant to the Agreements for Services.

     In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Bermuda, an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,893 million equal to the market value of the insurance liabilities assumed by AXA Financial (Bermuda) Ltd. ("AXA Bermuda") and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda manages the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,386 resulting in a cost of reinsurance of $3,507 million. The cost of this arrangement was deferred and is being amortized over the life of the underlying annuity contracts. Amortization of the cost was $274 million and $318 million in 2010 and 2009, respectively.

     Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $0 million, $1 million and $0 million, respectively.

     AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2010, 2009 and 2008 totaled approximately $9 million, $8 million and $6 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $1 million and $0 million, respectively.

     Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2010, 2009 and 2008 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $4 million, $5 million and $4 million, respectively. Premiums earned in 2010, 2009 and 2008 from MONY Life Insurance Company of America totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $0 million and $12 million respectively. Premiums earned in 2010, 2009 and 2008 from US Financial Life Insurance Company totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $10 million, $4 million and $8 million, respectively.

     Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $160 million, $152 million and $158 million in 2010, 2009 and 2008, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $51 million, $50 million and $63 million in 2010, 2009 and 2008, respectively. The net receivable related to these contracts was approximately $9 million and $6 million at December 31, 2010 and 2009, respectively.

     Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                 2010              2009               2008
                                                           -----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
        Investment advisory and services fees............   $       809        $       644       $       864
        Distribution revenues............................           339                277               378
        Other revenues - shareholder servicing fees......            93                 90                99
        Other revenues - other...........................             5                  7                 7
        Institutional research services..................             -                  1                 1

12)  EMPLOYEE BENEFIT PLANS

     The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering its qualifying employees (including certain qualified part-time employees), managers and financial professionals. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

     The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2010 due to the significant uncertainty and complexity of many aspects of the new law.

     Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

     For 2010, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $6 million and $196 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. The Company's (excluding AllianceBernstein) cash contributions during 2011 are estimated to be approximately $283 million. Alliance- Bernstein currently estimates that it will contribute $7 million to its pension plan during 2011.

     Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13 million, which was offset against existing deferred losses in AOCI. In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $4 million in fourth quarter 2008.

     Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Service cost......................................  $      37          $      38         $       42
       Interest cost.....................................        129                136                134
       Expected return on plan assets....................       (115)              (126)              (194)
       Curtailment gain..................................          -                  -                 (4)
       Net amortization..................................        125                 95                 43
       Plan amendments and additions.....................         13                  2                  -
                                                          ----------------   ----------------  -----------------
       Net Periodic Pension Expense......................  $     189          $     145         $       21
                                                          ================   ================  =================

     Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       Projected benefit obligation, beginning of year.....................   $    2,241        $     2,181
       Service cost........................................................           30                 30
       Interest cost.......................................................          129                136
       Actuarial (gains) losses............................................          171                 69
       Benefits paid.......................................................         (170)              (177)
       Plan amendments and additions.......................................           23                  2
                                                                             ----------------  -----------------
       Projected Benefit Obligation, End of Year...........................   $    2,424        $     2,241
                                                                             ================  =================

     The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                         DECEMBER 31,
                                                                               ----------------------------------
                                                                                    2010              2009
                                                                               ---------------   ----------------
                                                                                         (IN MILLIONS)
       Pension plan assets at fair value, beginning of year...................  $    1,406        $    1,460
       Actual return on plan assets...........................................         106               104
       Contributions..........................................................         202                32
       Benefits paid and fees.................................................        (185)             (190)
                                                                               ---------------   ----------------
       Pension plan assets at fair value, end of year.........................       1,529             1,406
       PBO....................................................................       2,424             2,241
                                                                               ---------------   ----------------
       Excess of PBO Over Pension Plan Assets.................................  $     (895)       $     (835)
                                                                               ===============   ================

     Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $895 million and $835 million at December 31, 2010 and 2009, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,424 million and $1,529 million, respectively, at December 31, 2010 and $2,241 million and $1,406 million, respectively, at December 31, 2009. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,391 million and $1,529 million, respectively, at December 31, 2010 and $2,206 million and $1,406 million, respectively, at December 31, 2009. The accumulated benefit obligation for all defined benefit pension plans were $2,391 million and $2,206 million at December 31, 2010 and 2009, respectively.

     The following table discloses the amounts included in AOCI at December 31, 2010 and 2009 that have not yet been recognized as components of net periodic pension cost:

                                                                                      DECEMBER 31,
                                                                         ---------------------------------------
                                                                               2010                 2009
                                                                         ------------------   ------------------
                                                                                     (IN MILLIONS)
       Unrecognized net actuarial (gain) loss ........................... $      1,554         $     1,493
       Unrecognized prior service cost (credit)..........................            8                   7
                                                                         ------------------   ------------------
            Total ....................................................... $      1,562         $     1,500
                                                                         ==================   ==================

     The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $144 million and $1 million, respectively.

     The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2010 and 2009:

                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                                  2010               2009
                                                                         ------------------   ------------------
                                                                                       (IN MILLIONS)
       Fixed maturities................................................           48.5%               45.3%
       Equity securities...............................................           37.0                37.0
       Equity real estate..............................................           11.8                11.6
       Cash and short-term investments.................................            2.7                 6.1
                                                                         ------------------   ------------------
          Total .......................................................          100.0%              100.0%
                                                                         ==================   ==================

     The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the respective Investment Committees established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

     In 2010, AXA Equitable qualified pension plans continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded equity futures contracts, and exchange-traded funds that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

     The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2010 and 2009, respectively.


                                                 LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
       DECEMBER 31, 2010                     ---------------  ---------------  ---------------  ---------------
       ASSET CATEGORIES                                                 (IN MILLIONS)
       Fixed maturities:
         Corporate...........................  $        -       $      564       $        -       $     564
         US Treasury, government
           and agency........................           -              148                -             148
         States and political subdivisions...           -                9                -               9
         Foreign governments.................           -                -                -               -
         Commercial mortgage-backed..........           -                -                -               -
         Asset-backed........................           -                -                -               -
         Other structured debt...............           -                -                6               6
       Common and preferred equity...........         410                2                -             412
       Mutual funds..........................         115                -                -             115
       Hedge funds...........................           -                                 -               -
       Derivatives, net......................           1                6                -               7
       Private real estate investment funds..                            -               13              13
       Private investment trusts.............           -               51              163             214
       Commercial mortgages..................           -                -
       Cash and cash equivalents.............           6                2                -               8
       Short-term investments................           2               31                -              33
                                              ---------------  ---------------  ---------------  ---------------
         Total  .............................  $      534       $      813       $      182       $   1,529
                                              ===============  ===============  ===============  ===============

       December 31, 2009
       Asset Categories
       Fixed maturities:
         Corporate...........................  $        -       $      415       $        -       $      415
         US Treasury, government                        -
           and agency........................                          192                -              192
         States and political subdivisions...           -                9                -                9
         Foreign governments.................           -                -                -                -
         Commercial mortgage-backed..........           -                -                -                -
         Asset-backed........................           -                -                -                -
         Other structured debt...............           -                -                7                7
       Common and preferred equity...........         575                1                -              576
       Mutual funds..........................           5                -                -                5
       Hedge funds...........................           -                7                -                7
       Derivatives, net......................         (96)               -                -              (96)
       Private real estate investment funds..           -                -               12               12
       Private investment trusts.............           -               44              147              191
       Commercial mortgages..................           -                -                2                2
       Cash and cash equivalents.............          32                1                -               33
       Short-term investments................          29               24                -               53
                                              ---------------  ---------------  ---------------  ---------------
         Total...............................  $      545       $      693       $      168       $    1,406
                                              ===============  ===============  ===============  ===============

     At December 31, 2010, assets classified as Level 1, Level 2, and Level 3 comprise approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprised approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $163 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

     The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2010 and 2009, respectively.

                                                     PRIVATE REAL
                                                        ESTATE        PRIVATE
                                        FIXED         INVESTMENT     INVESTMENT    COMMERCIAL
                                     MATURITIES(1)       FUNDS         TRUSTS       MORTGAGES       TOTAL
                                     -------------   ------------    ----------    ----------     ----------
                                                                   (IN MILLIONS)
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
       Actual return on Plan assets:
          Relating to assets still
           held at December 31, 2010          (1)             1             16             -              16
          Relating to assets sold
           during 2010..............           -              -              -             -               -
       Purchases, sales, issues and
        settlements, net...........            -              -              -            (2)             (2)
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2010..........   $        6     $       13     $      163    $        -      $      182
                                      ==========     ==========     ==========    ==========      ==========

       Balance at
        January 1, 2009............   $        6     $       15     $      224    $        2      $      247
       Actual return on Plan
        assets:
          Relating to assets still
           held at December 31, 2009           1             (3)           (77)            -             (79)
       Purchases, sales, issues and
        settlements, net...........            -              -              -             -               -
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
                                      ==========     ==========     ==========    ==========      ==========

     (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

     The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2010 and 2009 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2010 and 2009.


                                                                                 2010              2009
                                                                             ------------      ------------
       Discount rates:
         Benefit obligation.............................................         5.25%             6.00%
         Periodic cost..................................................         6.00%             6.50%

       Rates of compensation increase:
         Benefit obligation and periodic cost...........................         6.00%             6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost)...................................         6.75%             6.75%

     The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

     Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $14 million, $16 million and $17 million for 2010, 2009 and 2008, respectively.

     The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2011, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2010 and include benefits attributable to estimated future employee service.


                                                            PENSION
                                                            BENEFITS
                                                        -----------------
                                                          (IN MILLIONS)
                                                        -----------------

       2011...........................................  $       190
       2012...........................................          199
       2013...........................................          198
       2014...........................................          197
       2015...........................................          195
       Years 2016-2020................................          943

     AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of

     AllianceBernstein totaling $216 million, $221 million and $133 million for 2010, 2009 and 2008, respectively. As further described in Note 13, the cost of the 2010 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

13)  SHARE-BASED AND OTHER COMPENSATION PROGRAMS

     AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

     In first quarter 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $199 million, $78 million and $34 million for share-based payment arrangements as further described herein.

     Performance Units. On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction of two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

     On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Management Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2010, the expense associated with the March 19, 2010 grant of performance units was approximately $8 million.

     On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4 million and equity settlements of the remainder with approximately 46,615 AXA ADRs for aggregate value of approximately $1 million. The AXA ordinary shares are subject to non-transferability restriction for two years. These AXA ADRs were sourced from settlement on May 10, 2009 of a forward purchase contract entered into on September 26, 2007 by which AXA Financial took delivery of 78,000 shares for payment of approximately $4 million.

     On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance-related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2010 and 2009, the Company recognized compensation expense of approximately $9 million and $5 million in respect of the March 20, 2009 grant of performance units.

     On June 16, 2008, AXA Financial entered into a total return swap and a forward purchase contract on the AXA ADR to limit its price exposure on awards expected to vest on April 1, 2010 under the terms of the AXA Performance Unit Plan 2008. Terms of the swap agreement require quarterly payments by AXA Financial of a LIBOR-based spread in exchange for a total return payment on the AXA ADR based on 773,000 notional shares. The forward purchase contract requires AXA Financial to take delivery of 220,000 AXA ADRs on April 10, 2010 for payment of $33.7329 per share, or approximately $7 million. The forward purchase obligation has been recognized by AXA Financial Group in its consolidated balance sheets at December 31, 2009 as a direct reduction of capital in excess of par value and does not require adjustment in future periods for changes in value.

     On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $19 million and equity settlements of the remainder with approximately 153,494 AXA ADRs for aggregate value of approximately $6 million. The AXA ADRs has a non-transferability restriction for two years which expired in 2010. These AXA ADRs were sourced from settlement on March 31, 2008 of a forward purchase contract entered into on March 19, 2007, by which AXA Financial took delivery of 167,500 shares for payment of approximately $7 million.

     For 2010, 2009 and 2008, the Company recognized compensation costs of $16 million, $5 million and $6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2010 and 2009 was $38 million and $18 million, respectively. Approximately 2,209,314 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing the grant of March 19, 2010 for which cumulative average 2010-2011 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2009.

     Option Plans. On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the

     AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2010, the expense associated with the March 19, 2010 grant of options was approximately $3 million.

     On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan") was established, under which various types of Holding unit-based awards may be granted to its employees and independent directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30 million. The 2010 Plan also permits AllianceBernstein to award an additional 30 million Holding units if they acquire the Holding units on the open market or through private purchases. During 2010, AllianceBernstein granted 25,910 options to buy Holding units and 12 million restricted Holding units, net of forfeitures, under the 2010 Plan. As a result, Holding unit-based awards (including options) in respect of 48 million Holding units are available for grant as of December 31, 2010.

     On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $23 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding units generally vest ratably over a five year period.

     The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

     A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2010 follows:

                                                                  Options Outstanding
                          -----------------------------------------------------------------------------------------------------
                                AXA Ordinary Shares                  AXA ADRs (3)             AllianceBernstein Holding Units
                          --------------------------------- -------------------------------- ----------------------------------
                                              Weighted                          Weighted                          Weighted
                              Number          Average           Number          Average          Number           Average
                           Outstanding        Exercise        Outstanding       Exercise      Outstanding         Exercise
                          (In Millions)        Price         (In Millions)       Price       (In Millions)         Price
                          --------------- ----------------- ---------------- --------------- ---------------  -----------------
Options outstanding at
   January 1, 2010.......          15.0    (Euro)     23.75            10.9   $       19.95          12.1      $       41.79
Options granted..........           2.3    (Euro)     14.98             -     $        -               .4      $       27.52
Options exercised........           -      (Euro)         -             (.6)  $       16.69           (.5)     $       17.05
Options forfeited, net...          (1.0)   (Euro)     26.80             (.3)  $       27.10          (1.0)     $       46.68
Options expired..........           -                                   -                             (.8)     $       51.39
                          ---------------                   ----------------                 ---------------
Options Outstanding at
   December 31, 2010.....          16.3    (Euro)     22.34            10.0   $       19.96          10.2      $       41.24
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.5                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............          6.47                                2.39                           6.9
                          ===============                   ================                 ===============
Options Exercisable at
   December 31, 2010.....           8.7    (Euro)     25.36            10.0   $       19.97           2.7      $       44.94
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.4                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............           5.17                                2.36                          4.7
                          ===============                   ================                 ===============

   (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2010 of the respective underlying shares over the strike prices of the option awards.
   (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
   (3) AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

     Cash proceeds received from employee and financial professional exercises of stock options in 2010 was $10 million. The intrinsic value related to employee and financial professional exercises of stock options during 2010, 2009 and 2008 were $3 million, $8 million and $44 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $3 million and $15 million, respectively, for the periods then ended. In 2010, 2009 and 2008, windfall tax benefits of approximately $1 million, $2 million and $10 million, respectively, resulted from employee and financial professional exercises of stock option awards.

     At December 31, 2010, AXA Financial held 883,832 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $26.86 per share, of which approximately 645,414 were designated to fund future exercises of outstanding stock options and approximately 238,418 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. During 2010, AXA Financial utilized approximately 496,907 AXA ADRs and AXA Ordinary Shares from treasury to fund exercises of employee stock options. Outstanding options to purchase AXA Ordinary Shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

     For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2010, 2009 and 2008, respectively.

                                               AXA Ordinary Shares             AllianceBernstein Holding Units
                                          -------------------------------  ----------------------------------------
                                            2010      2009       2008          2010         2009          2008
                                          ------- ------------ ----------  ------------ ------------ --------------
       Dividend yield...................   6.98%     10.69%      7.12%       7.2-8.2%    5.2 - 6.1%       5.4%

       Expected volatility..............   36.5%     57.5%       34.7%      46.2-46.6%  40.0 - 44.6%     29.3%

       Risk-free interest rates.........   2.66%     2.74%       4.19%       2.2-2.3%     1.6-2.1%        3.2%

       Expected life in years...........    6.4       5.5         6.0          6.0         6.0-6.5        6.0

       Weighted average fair value per
         option at grant date...........   $3.54     $2.57       $5.70        $6.18         $3.52        $10.85

     For 2010, 2009 and 2008, AXA Financial Group recognized compensation costs for employee and financial professional stock options of $16 million, $20 million, and $27 million, respectively. As of December 31, 2010, approximately $4 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

     Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

     In 2010, AllianceBernstein granted 13.1 million restricted Holding unit awards to employees. To fund these awards, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010.

     In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted Holding units with a grant date fair value of $19.20 per Holding unit. These Holding units vest ratably over a 5-year period and are subject to accelerated vesting.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $149 million, $45 million and $6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2010, approximately 22 million restricted shares and Holding units remain unvested. At December 31, 2010, approximately $419 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.5 years.


     The following table summarizes unvested restricted stock activity for 2010.

                                                                                                   WEIGHTED
                                                                                SHARES OF           AVERAGE
                                                                               RESTRICTED         GRANT DATE
                                                                                  STOCK           FAIR VALUE
                                                                             ----------------   ----------------
       Unvested as of January 1, 2010........................................     404,485        $      31.74
       Granted...............................................................      87,055        $      19.76
       Vested................................................................     (99,779)       $      28.24
       Forfeited.............................................................           -
                                                                             ----------------
       Unvested as of December 31, 2010......................................     391,761        $      29.97
                                                                             ================

     Restricted stock vested in 2010, 2009 and 2008 had aggregate vesting date fair values of approximately $2 million, $2 million and $3 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $6 million.

     Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In third quarter 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010, 2009 and 2008, respectively, approximately 103,569, 11,368 and 652,919 of these awards were exercised at an aggregate cash-settlement value of $357,961, $77,723 and $9 million. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559), $(474,610) and $(6) million for 2010, 2009 and 2008, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

     SARs. On March 19, 2010 and March 20, 2009, respectively, 24,101 and 129,722 Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 15.43 Euros and 10.00 Euros, respectively as of the date of exercise. At December 31, 2010, 384,330 SARs were outstanding, having weighted average remaining contractual term of 6.5 years. The accrued value of SARs at December 31, 2010 and 2009 was $236,114 and $1 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2010, 2009 and 2008, the Company recorded compensation expense for SARs of $(865,661), $731,835 and $(2) million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

     AXA Shareplan. In 2010, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2010. Similar to the AXA Shareplan programs previously offered in 2001 through 2009, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2010 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $14.60 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 16.71% formula discounted price of $15.20 per share on a leveraged basis with a guaranteed return of initial investment plus 70% of any appreciation in the undiscounted value of the total shares purchased. The Company recognized compensation expense of $17 million in 2010, $7 million in 2009 and $1 million in 2008 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2010, 2009 and 2008 primarily invested under

     Investment Option B for the purchase of approximately 8 million, 6 million and 7 million AXA ordinary shares, respectively.

     AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010, 2009 and 2008, respectively, the Company recognized compensation expense of approximately $2 million, $2 million and $2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

     Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000.

14)  NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET


     The following table breaks out Net investment income (loss) by asset category:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $   1,616          $   1,582         $    1,669
       Mortgage loans on real estate.....................        231                231                252
       Equity real estate................................         20                  6                 12
       Other equity investments..........................        111                (68)              (111)
       Policy loans......................................        234                238                251
       Short-term investments............................         11                 21                 31
       Derivative investments............................       (284)            (3,079)             7,302
       Broker-dealer related receivables.................         12                 15                 65
       Trading securities................................         49                137               (344)
       Other investment income...........................         36                 14                 28
                                                          ----------------   ----------------  -----------------

         Gross investment income (loss)..................      2,036               (903)             9,155

       Investment expenses...............................        (56)               (73)               (65)
       Interest expense..................................         (4)                (4)               (36)
                                                          ----------------   ----------------  -----------------

       Net Investment Income (Loss)......................  $   1,976          $    (980)        $    9,054
                                                          ================   ================  =================

     For 2010, 2009 and 2008, respectively, Net investment income (loss) from derivatives included $(968) million, $(1,769) million and $6,623 million of realized gains (losses) on contracts closed during those periods and $684 million, $(1,310) million and $679 million of unrealized gains (losses) on derivative positions at each respective year end.

     Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $     (200)        $       (2)       $      (367)
       Mortgage loans on real estate.....................         (18)                 -                  2
       Equity real estate................................           -                  -                 (2)
       Other equity investments..........................          34                 53                 12
       Other(1)  ........................................           -                  3                 16
                                                          ----------------   ----------------  -----------------
       Investment Gains (Losses), Net....................  $     (184)        $       54        $      (339)
                                                          ================   ================  =================

    (1) In 2008, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $10 million for 2008. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2010 and 2009, no gain or loss was recorded on these transactions.

     There were no writedowns of mortgage loans on real estate and of equity real estate in 2010, 2009 and 2008.

     For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $840 million, $2,901 million and $324 million. Gross gains of $28 million, $320 million and $3 million and gross losses of $16 million, $128 million and $95 million were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $903 million, $2,353 million and $(2,526)
     million, respectively.

     For 2010, 2009 and 2008, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $31 million, $40 million and $48 million.

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

     The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Balance, attributable to AXA Equitable,
         beginning of year............................... $      (68)        $   (1,271)       $       104
       Changes in unrealized investment gains
         (losses) on investments.........................        835              2,494             (2,609)
       Impact of unrealized investment gains (losses)
         attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................        (68)                58               (164)
           DAC...........................................       (110)              (578)               582
           Deferred income tax (expense) benefit.........       (217)              (705)               746
                                                          ----------------   ----------------  -----------------
       Total    .........................................        372                 (2)            (1,341)
       Less: Changes in unrealized investment (gains)
         losses attributable to noncontrolling interest..          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities.............................. $      875         $       33        $    (2,450)
           Other equity investments......................          2                  9                 (2)
                                                          ----------------   ----------------  -----------------
             Total.......................................        877                 42             (2,452)
         Impact of unrealized investment gains (losses)
           attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................       (139)               (71)              (129)
           DAC...........................................       (133)               (23)               555
           Deferred income tax (expense) benefit ........       (218)                (1)               704
                                                          ----------------   ----------------  -----------------
       Total.............................................        387                (53)            (1,322)
       Less: (Income) loss attributable to
         noncontrolling interest.........................         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

15)  INCOME TAXES

     A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Income tax (expense) benefit:
         Current (expense) benefit.......................  $      (34)        $       81        $       320
         Deferred (expense) benefit......................        (673)             1,191             (2,011)
                                                          ----------------   ----------------  -----------------
       Total.............................................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Expected income tax (expense) benefit ............  $   (1,055)        $    1,078        $    (1,885)
       Noncontrolling interest...........................          66                105                132
       Separate Accounts investment activity.............          53                 72                 67
       Non-taxable investment income (loss) .............          15                 27                (26)
       Adjustment of tax audit reserves..................         (13)                 7                (10)
       State income taxes................................          (5)               (12)               (21)
       AllianceBernstein Federal and foreign taxes.......          (3)                (6)                53
       Tax settlement....................................          99                  -                  -
       ACMC conversion...................................         135                  -                  -
       Other     ........................................           1                  1                 (1)
                                                          ----------------   ----------------  -----------------
       Income tax (expense) benefit......................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the Internal Revenue Service ("IRS") of issues for the 1997-2003 tax years.

     Due to the conversion of ACMC, Inc. from a corporation to a limited liability company in 2010, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

     On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. The Treasury 2010-2011 Priority Guidance Plan includes an item for guidance with respect to the calculation of the Separate Account dividend received deduction. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination or reduction of the Separate Account DRD tax benefit that the Company receives.

     The components of the net deferred income taxes are as follows:

                                                        DECEMBER 31, 2010                 December 31, 2009
                                                 --------------------------------  --------------------------------
                                                     ASSETS        LIABILITIES         Assets        Liabilities
                                                 ---------------  ---------------  ---------------  ---------------
                                                                           (IN MILLIONS)
       Compensation and related benefits.......   $      229       $        -       $      438       $       -
       Reserves and reinsurance................            -              977                -             879
       DAC.....................................            -            2,610                -           2,307
       Unrealized investment gains or losses...                           259               40               -
       Investments.............................            -              800                -             585
       Alternative minimum tax credits.........          241                -                -               -
       Other...................................          108                -               67               -
                                                 ---------------  ---------------  ---------------  ---------------
       Total...................................   $      578       $    4,646       $      545       $   3,771
                                                 ===============  ===============  ===============  ===============

     The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $206 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $74 million would need to be provided if such earnings were remitted.

     At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature. At December 31, 2009, the total amount of unrecognized tax benefits was $658 million, of which $483 million would affect the effective rate and $175 million was temporary in nature.

     The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $91 million and $81 million, respectively. For 2010, 2009 and 2008, respectively, there were $10 million, $4 million and $9 million in interest expense related to unrecognized tax benefits.

     A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                 2010              2009              2008
                                                            -------------     -------------     -------------
                                                                                (IN MILLIONS)
       Balance at January 1.............................    $         577     $         477     $         376
       Additions for tax positions of prior years.......              168               155                97
       Reductions for tax positions of prior years......             (266)              (50)               (5)
       Additions for tax positions of current year......                1                 1                 1
       Reductions for tax positions of current year.....                -                 -                 -
       Settlements with tax authorities.................              (46)               (6)                8
                                                            -------------     -------------     -------------
       Balance, December 31.............................    $         434     $         577     $         477
                                                            =============     =============     =============

     IRS examinations of the AXA Equitable Federal income tax returns for 2004 and 2005 are expected to be completed during 2011. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months due to the completion of the AXA Equitable 2004 and 2005 examinations and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)  DISCONTINUED OPERATIONS

     The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2010 and 2009. The following tables reconcile the Earnings (loss) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings (loss) for the years ended December 31, 2009 and 2008:

                                                                       2010          2009           2008
                                                                    ------------  ------------  -------------
                                                                                 (IN MILLIONS)
       EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities...........................................  $     -       $    (9)      $   (28)
       Real estate held-for-sale...................................        -            12            23
                                                                    ------------  ------------  -------------
       Total  .....................................................  $     -       $     3       $    (5)
                                                                    ============  ============  =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale...................................  $     -       $     -       $     6
                                                                    ------------  ------------  -------------
       Total.......................................................  $     -       $     -       $     6
                                                                    ============  ============  =============

     During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $124 million. Proceeds on the sale that were received by Wind-up Annuities' were $320 million. In connection with the sale, Wind-up Annuities acquired a $150 million mortgage from the affiliate on the property sold and a $50 million interest in another equity real estate property from continuing operations.

     Disposal of Businesses
     ----------------------

     In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $662 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. Proceeds received in 2008 on the disposition of the AXA Enterprise Funds totaled $3 million.

17)  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Unrealized gains (losses) on investments.......... $      387         $        9        $    (1,322)
       Defined benefit pensions plans....................     (1,008)              (968)              (965)
       Impact of implementing new accounting guidance,
         net of taxes....................................          -                (62)                 -
                                                          ----------------   ----------------  -----------------
       Total accumulated other comprehensive
         income (loss)...................................       (621)            (1,021)            (2,287)
       Less: Accumulated other comprehensive (income) loss
         attributable to noncontrolling interest.........         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Accumulated Other Comprehensive Income (Loss)      $     (629)        $   (1,036)       $    (2,236)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================

     The components of OCI for the past three years follow:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net unrealized gains (losses) on investments:
         Net unrealized gains (losses) arising during
           the year...................................... $      646         $    2,558        $    (2,972)
         (Gains) losses reclassified into net
           earnings (loss) during the year...............        189                 (2)               363
                                                          ----------------   ----------------  -----------------
       Net unrealized gains (losses) on investments......        835              2,556             (2,609)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes.................       (395)            (1,225)             1,164
                                                          ----------------   ----------------  -----------------
       Change in unrealized gains (losses), net of               440              1,331             (1,445)
           adjustments...................................
       Change in defined benefits pension plans..........        (40)                (3)              (593)
                                                          ----------------   ----------------  -----------------
       Total other comprehensive income (loss),                  400              1,328             (2,038)
         net of income taxes.............................
       Less: Other comprehensive (income) loss
         attributable to noncontrolling interest.........          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Other Comprehensive Income (Loss)                  $      407         $    1,262        $    (1,968)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================


18)  COMMITMENTS AND CONTINGENT LIABILITIES

     Debt Maturities
     ---------------

     At December 31, 2010, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2011, 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

     Leases
     ------

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2011 and the four successive years are $212 million, $218 million, $225 million, $219 million, $211 million and $1,827 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for

     2011 and the four successive years is $9 million, $13 million, $14 million, $14 million, $14 million and $57 million thereafter.

     Restructuring
     -------------

     As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                                2010               2009              2008
                                                          -----------------  ----------------- ------------------
                                                                              (IN MILLIONS)
       Balance, beginning of year........................  $       20        $       60         $       31
       Additions  .......................................          90                79                 68
       Cash payments ....................................         (94)             (112)               (34)
       Other reductions..................................          (5)               (7)                (5)
                                                          -----------------  ----------------- ------------------
       Balance, End of Year .............................  $       11        $       20         $       60
                                                          =================  ================= ==================

     During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with their workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

     Guarantees and Other Commitments
     --------------------------------

     The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2010, these arrangements include commitments by the Company to provide equity financing of $497 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

     AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

     The Company had $59 million of undrawn letters of credit related to reinsurance at December 31, 2010. AXA Equitable had $178 million of commitments under existing mortgage loan agreements at December 31, 2010.

     The Insurance Group has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

     AXA Equitable, U.S. Financial Life Insurance Company ("USFL") and MLOA receive statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent AXA Bermuda holds assets in an irrevocable trust ($5,462 million) and/or letters of credit ($2,135 million). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact our liquidity.

     In addition, AXA Bermuda utilizes derivative instruments as well as repurchase agreement transactions that are collectively managed in an effort to reduce the economic impact of unfavorable changes to GMDB and GMIB reserves. The use of such instruments are accompanied by agreements which specify the circumstances under which the parties are required to pledge collateral related to the decline in the estimated fair value of specified instruments. Moreover, under the terms of a majority of the transactions, payments to counterparties related to the change in fair value of the instruments may be required. The amount of collateral pledged and the amount of payments required to be made pursuant to such transactions may increase under certain circumstances, which could adversely impact AXA Bermuda's liquidity.

     In February 2002, AllianceBernstein signed a $125 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations.

     In December 2010, AllianceBernstein executed a guarantee in connection with the $1,000 million 2010 AB Credit Facility. If SCB LLC is unable to meet its obligations, AllianceBernstein will pay the obligations when due or on demand.

     During 2010, AllianceBernstein executed three additional agreements with commercial banks, under which AllianceBernstein guaranteed $503 million of obligations in the ordinary course of business of SCBL. In the event SCBL is unable to meet its obligations, AllianceBernstein will pay the obligations when due.

     During 2010, AllianceBernstein was not required to perform under these agreements and at December 31, 2010 had no liability outstanding in connection with these agreements.

19)  LITIGATION

     INSURANCE LITIGATION

     A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In December 2010, the Court granted preliminary approval of a settlement between the parties and notices were sent to the class members.

     ALLIANCEBERNSTEIN LITIGATION

     Market Timing-Related Matters
     -----------------------------

     In October 2003, a purported class action complaint entitled Hindo, et al.
     v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AB Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

     Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

     On April 21, 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement was documented by a stipulation of settlement which has been approved by the court. The settlement amount ($30 million), which AllianceBernstein previously expensed and disclosed, has been disbursed. The derivative claims brought on behalf of AB Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                      ___________________________________

     Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

     In addition to the matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $380 million during 2011. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2010, 2009 and 2008, the Insurance Group's statutory net income (loss) totaled $(510) million, $1,783 million and $(1,075) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,232 million and $3,838 million at December 31, 2010 and 2009, respectively. In 2010, AXA Equitable paid $300 million in shareholder dividends; no dividends were paid in 2009 and 2008.

     At December 31, 2010, AXA Equitable, in accordance with various government and state regulations, had $89 million of securities on deposit with such government or state agencies.

     In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2011 will approximate $71 million.

     At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010.

     Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP;
     (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

     The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings (loss) and equity on a U.S. GAAP basis.

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net change in statutory surplus and
         capital stock................................... $      685         $      (39)       $    (3,414)
       Change in AVR.....................................       (291)               289               (809)
                                                          ----------------   ----------------  -----------------
       Net change in statutory surplus, capital stock
         and AVR.........................................        394                250             (4,223)
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................        (61)            (5,995)                 3
         DAC.............................................        747                860             (2,090)
         Deferred income taxes...........................     (1,006)             1,167             (4,116)
         Valuation of investments........................        145               (659)             3,695
         Valuation of investment subsidiary..............        366               (579)             5,046
         Change in fair value of
           reinsurance contracts.........................      2,350             (2,566)             1,567
         Pension adjustment..............................         56                 17              1,390
         Premiums and benefits ceded to AXA Bermuda......     (1,099)             5,541              2,847
         Issuance of surplus notes.......................          -                  -             (1,000)
         Shareholder dividends paid......................        300                  -                  -
         Changes in non-admitted assets..................        (64)                29                137
         Other, net......................................        (55)               (33)               (13)
         U.S. GAAP adjustments for Wind-up Annuities ....          -               (195)               (17)
                                                          ----------------   ----------------  -----------------
       U.S. GAAP Net Earnings (Loss)
          Attributable to AXA Equitable.................. $    2,073         $   (2,163)       $     3,226
                                                          ================   ================  =================

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
       Statutory surplus and capital stock............... $    3,801         $    3,116        $     3,155
       AVR...............................................        431                722                433
                                                          ----------------   ----------------  ------------------
       Statutory surplus, capital stock and AVR..........      4,232              3,838              3,588
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................     (2,015)            (1,464)            (1,487)
         DAC.............................................      8,383              7,745              7,482
         Deferred income taxes...........................     (4,775)            (3,705)            (4,585)
         Valuation of investments........................      1,658                673             (2,312)
         Valuation of investment subsidiary..............       (657)            (1,019)               588
         Fair value of reinsurance contracts.............      4,606              2,256              4,822
         Deferred cost of insurance ceded
           to AXA Bermuda................................      2,904              3,178              3,496
         Non-admitted assets.............................        761              1,036              1,144
         Issuance of surplus notes.......................     (1,525)            (1,525)            (1,525)
         Other, net......................................       (521)              (152)               140
         U.S. GAAP adjustments for Wind-up Annuities.....          -                  -                 12
                                                          ----------------   ----------------  ------------------
       U.S. GAAP Total Equity
           Attributable to AXA Equitable................. $   13,051         $   10,861        $    11,363
                                                          ================   ================  ==================

21)  BUSINESS SEGMENT INFORMATION

     The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
     (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance........................................   $     8,511        $       336       $    15,075
       Investment Management (1)........................         2,959              2,942             3,543
       Consolidation/elimination........................           (29)               (36)              (76)
                                                          -----------------  ----------------  -----------------
       Total Revenues...................................   $    11,441        $     3,242       $    18,542
                                                          =================  ================  =================

         (1) Intersegment investment advisory and other fees of approximately $62 million, $56 million and $93 million for 2010, 2009 and 2008, respectively, are included in total revenues of the Investment Management segment.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS, BEFORE INCOME TAXES:
       Insurance........................................   $     2,613       $    (3,666)       $     4,454
       Investment Management (2)........................           400               589                932
       Consolidation/elimination........................             2                (2)                 -
                                                          -----------------  ----------------  -----------------
       Total Earnings (Loss) from Continuing Operations,
          before Income Taxes...........................   $     3,015       $    (3,079)       $     5,386
                                                          =================  ================  =================

         (2)   Net of interest expenses incurred on securities borrowed.

                                                                                  DECEMBER 31,
                                                                  ----------------------------------------------
                                                                          2010                    2009
                                                                  ---------------------   ----------------------
                                                                                 (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance........................................           $    152,032             $    139,151
       Investment Management............................                 11,136                   10,771
       Consolidation/elimination........................                    (12)                     (18)
                                                                  ---------------------   ----------------------
       Total Assets.....................................           $    163,156             $    149,904
                                                                  =====================   ======================

     In accordance with SEC regulations, securities with a fair value of $1,085 million and $948 million have been segregated in a special reserve bank custody account at December 31, 2010 and 2009, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                  THREE MONTHS ENDED
                                      ---------------------------------------------------------------------------
                                         MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                      ----------------  -----------------  ------------------  ------------------
                                                                     (IN MILLIONS)
       2010
       ----
       Total Revenues...............  $     2,133       $      5,387       $     5,115         $     (1,194)
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       Earnings (Loss) Net,
         Attributable
         to AXA Equitable...........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       2009
       ----
       Total Revenues...............  $     1,320       $     (1,034)      $     1,685         $      1,271
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $      (316)      $     (1,347)      $      (141)        $       (362)
                                      ================  =================  ==================  ==================

       Net Earnings (Loss)
         Attributable
         to AXA Equitable...........  $      (310)      $     (1,344)      $      (145)        $       (364)
                                      ================  =================  ==================  ==================

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                  The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)      Exhibits.

                  The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.       (a)      Resolutions of the Board of Directors of The
                           Equitable Life Assurance Society of the United States
                           ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                           Statement No. 33-47949 on April 26, 1996.

                  (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-47949 on April 26, 1996.

         2.       Not applicable.

         3.       (a)      Sales Agreement, dated as of July 22, 1992, among
                           Equitable, Separate Account A and Equitable Variable
                           Life Insurance Company, as principal underwriter for the Hudson River Trust, incorporated herein by reference to Exhibit 3.(b) to the Registration
                           Statement on Form N-4 (File No. 2-30070) on April 26,
                           1993, refiled electronically on July 10, 1998.

                  (b) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC) dated as of May 1, 1994, previously filed with this Registration Statement No. 33-47949 on April 13, 1995, incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 2-30070, refiled electronically on July 10, 1998.

                  (c) Distribution Agreement by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors, LLC), dated as of January 1, 1995, previously filed with this Registration Statement No. 33-47949 on April 13, 1995, incorporated herein by reference to Exhibit No. 3(d) to Registration Statement File No. 2-30070, refiled electronically on July 10, 1998.

                  (d) Sales Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable's Separate Account A, Separate Account No. 301 and Separate Account No. 51 dated as of January 1, 1995, previously filed with this Registration Statement No. 33-47949 on April 13, 1995,incorporated by reference to Exhibit 3(e) to Registration Statement File No. 2-30070, refiled electronically on July 10, 1998.

                  (e) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 33-47949 on April 19, 2001.

                  (f) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 33-47949 on April 19, 2001.

                  (g) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                           Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (h) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 20, 2004.

                  (i) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 20, 2004.

                  (j) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                  (k) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                  (l) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (m) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (n) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit No. 3.(b) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

                  (o) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

                  (p) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

                  (q) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

         4.       (a)      Form of group annuity contract and individual
                           annuity certificate, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

                  (b) Form of Endorsement to group annuity contract for contribution sources, previously filed with this Registration Statement (File No. 33-47949) on April 21, 2006 and incorporated herein by reference.

                  (c) Form of endorsement to group annuity contract for transfer rules (Form No. PF 2007MKT) previously filed with this registration statement (File No. 33-47949) on April 21, 2009 and incorporated herein by reference.

         5. Form of application, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

         6.       (a)(i)   By-Laws of Equitable, as amended November 21,
                           1996, previously filed with this Registration
                           Statement on Form N-4 (File No. 33-47949) on April
                           29, 1997.

                  (a)(ii) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

                  (b)(i) Copy of the Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 33-47949) on April 29, 1997.

                  (b)(ii) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No.6.(c) to Registration Statement on Form N-4, File No. 333-05593), filed on April 20, 2006.

         7.       Not applicable.

         8.       (a)(i)   Participation Agreement among EQ Advisors
                           Trust, The Equitable Life Assurance Society of the
                           United States, Equitable Distributors, Inc. and EQ
                           Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ
                           Advisors Trust, (File No. 333-17217) on Form N-1A, filed August 28, 1997.

                  (a)(ii) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to
                           Exhibit 23. (h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on
                           January 15, 2004.

                  (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement file No. 33-47949 on December 5, 2001.

                  (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

                  (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 33-47949 on Form N-4, filed on August 5, 2003.

         9.       (a)      Opinion and Consent of Jonathan E. Gaines, Vice
                           President and Associate General Counsel as to the legality of the securities being registered, previously filed with Pre-effective Amendment No. 1 to this Registration Statement No. 33-47949 on August
                           7, 1992, refiled electronically on August 19, 1998.

                  (b) Opinion and Consent of Dodie Kent, Esq. Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 33-47949, on April 24, 2007.

                  (c) Opinion and Consent of Dodie Kent, Esq., Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 33-47949, filed on April 21, 2008.

                  (d) Opinion and Consent of Dodie Kent, Esq., Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 33-47949, filed on April 20, 2009.

                  (e) Opinion and Consent of Dodie Kent, Esq., Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 33-47949, filed on April 19, 2010.

                  (f) Opinion and Consent of Dodie Kent, Esq., Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered is filed herewith.

         10.      (a)      Consent of PricewaterhouseCoopers LLP.

                  (b)      Powers of Attorney are filed herewith.

                  (c) Notice concerning regulatory relief, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

         11.      Not applicable.

         12.      Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         AXA EQUITABLE
------------------                       --------------------------

DIRECTORS

Henri de Castries                        Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                            Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                           Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                            Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                      Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                 Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                         Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ 07311

Peter S. Kraus                           Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                          Director
SSA & Company
315 East Hopkins
Avenue
Aspen, CO 81611

Joseph H. Moglia                         Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                         Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                            Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                           Director
1 Briarwood Lane
Denville, NJ 07834

Richard C. Vaughan                       Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                            Director, Chairman of the Board and
                                         Chief Executive Officer


OTHER OFFICERS

*Andrew J. McMahon                       President

*Harvey Blitz                            Senior Vice President

*Kevin R. Byrne                          Executive Vice President, Chief
                                         Investment Officer and Treasurer

*Alvin H. Fenichel                       Senior Vice President and Chief
                                         Accounting Officer

*Salvatore Piazzolla                     Senior Executive Vice President

*Mary Fernald                            Senior Vice President and Chief
                                         Underwriting Officer

*David Kam                               Senior Vice President and Actuary

*Richard S. Dziadzio                     Senior Executive Vice President and
                                         Chief Financial Officer

*Andrew Raftis                           Senior Vice President and Auditor

*Kevin E. Murray                         Executive Vice President

*Anne M. Katcher                         Senior Vice President and Senior
                                         Actuary

*Anthony F. Recine                       Senior Vice President, Chief Compliance
                                         Officer and Deputy General Counsel

*Karen Field Hazin                       Vice President, Secretary and Associate
                                         General Counsel

*Dave S. Hattem                          Senior Vice President and General
                                         Counsel

*Richard V. Silver                       Senior Executive Vice President, Chief
                                         Administrative Officer and Chief Legal
                                         Officer

*Michel Perrin                           Senior Vice President and Actuary

*Naomi J. Weinstein                      Vice President

*Charles A. Marino                       Executive Vice President and Chief
                                         Actuary

*Nicholas B. Lane                        Senior Executive Vice President and
                                         President, Retirement Savings

*David W. O'Leary                        Executive Vice President

*Robert O. Wright, Jr.                   Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts January 1st 2010 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4, filed July 26, 2010.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

Item 27. Number of Contractowners

         As of February 28, 2011, there were 4,880 Qualified Contract Owners and 0 Non-Qualified contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)      Indemnification of Directors and Officers

                  The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                  7.4      Indemnification of Directors, Officers and Employees.

                           (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                                 (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                                 (iii) the related expenses of any such person
                                       in any of said categories may be advanced by the Company.

                           (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss.
                                 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)      Idemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)      Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for its Separate Account No. 301, Separate Account No. 45, Separate Account No. 49, Separate Account I, Separate Account FP, AXA Premier VIP Trust and EQ Advisors Trust, and of MONY Variable Account A, MONY Variable Account L, MONY Variable Account S, MONY America Variable Account A, MONY America Variable Account L, and Keynote Series Account. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA ADVISORS LLC)
------------------                       --------------------------------------
*Andrew J. McMahon                       Director, Chairman of the Board and
                                         Chief Financial Protection & Wealth
                                         Management Officer

*Harvey E. Blitz                         Director and Senior Vice President

*Christine Nigro                         President and Director

*Richard S. Dziadzio                     Director

*Manish Agarwal                          Director

*Nicholas B. Lane                        Director and Chief Retirement Services
                                         Officer

*Robert O. Wright, Jr.                   Director, Vice Chairman of the Board
                                         and Chief Sales Officer

*Frank Massa                             Chief Operating Officer

*Philip Pescatore                        Chief Risk Officer

*William Degnan                          Senior Vice President and Divisional
                                         President

*David M. Kahal                          Senior Vice President

*Vincent Parascandola                    Senior Vice President

*Robert P. Walsh                         Vice President and Chief Anti-Money
                                         Laundering Officer

Jeffrey Green                            Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                          Executive Vice President and Treasurer

*Patricia Roy                            Chief Compliance Officer

*Maurya Keating                          Vice President and Associate General
                                         Counsel

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY, 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) AXA Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this 25th day of April, 2011.

                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY

                                            (Registrant)

                               By: AXA Equitable Life Insurance Company
                                            (Depositor)

                               By: /s/ Dodie Kent
                                   --------------------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2011.

                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                              (Depositor)

                               By: /s/ Dodie Kent
                                   --------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                           Chairman of the Board, Chief Executive
                                        Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                    Senior Executive Vice President and
                                        Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                      Senior Vice President and Chief
                                        Accounting Officer

*DIRECTORS:

Mark Pearson            Anthony J. Hamilton              Joseph H. Moglia
Henri de Castries       Mary R. (Nina) Henderson         Lorie A. Slutsky
Denis Duverne           James F. Higgins                 Ezra Suleiman
Charlynn Goins          Peter S. Kraus                   Peter J. Tobin
Danny L. Hale           Scott D. Miller                  Richard C. Vaughan

*By: /s/ Dodie Kent
     ------------------------
     Dodie Kent
     Attorney-in-Fact

April 25, 2011

                                 EXHIBIT INDEX

EXHIBIT NO.                                                 TAG VALUE
-----------                                                 ---------

9.(f)              Opinion and Consent of Counsel           EX-99.9f

10.(a)             Consent of PricewaterhouseCoopers LLP    EX-99.10a

10.(b)             Powers of Attorney                       EX-99.10b